UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code: (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2017


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2017



[LOGO OF USAA]
   USAA(R)

                            [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND (USMIX)]

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         SEMIANNUAL REPORT
         USAA EXTENDED MARKET INDEX FUND (USMIX)
         JUNE 30, 2017

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

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TABLE OF CONTENTS

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

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

SHAREHOLDER VOTING RESULTS                                                     3

FINANCIAL INFORMATION

  USAA EXTENDED MARKET INDEX FUND:

    Financial Statements                                                       4

    Financial Highlights                                                       7

    Notes to Financial Statements                                              8

EXPENSE EXAMPLE                                                               14

ADVISORY AGREEMENT(S)                                                         16

  MASTER EXTENDED MARKET INDEX SERIES:

    Schedule of Investments                                                   24

    Financial Statements                                                      72

    Financial Highlights                                                      75

    Notes to Financial Statements                                             76

ADVISORY AGREEMENT(S)                                                         93

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA EXTENDED MARKET INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE U.S. STOCKS NOT INCLUDED IN THE S&P 500(R) INDEX AS REPRESENTED BY THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX(SMI). THE DOW JONES U.S. COMPLETION TOTAL STOCK MARKET INDEX MEASURES THE PERFORMANCE OF ALL SMALL- AND MID-CAP STOCKS AS MEASURED BY THE DOW JONES U.S. TOTAL STOCK MARKET INDEX(SM) LESS THE STOCKS IN THE S&P 500 INDEX.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest all its investable assets in the Master Extended Market Index Series of the Quantitative Master Series LLC (Extended Market Portfolio), which is a separate registered mutual fund advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective as the Fund. Therefore, you have an indirect interest in the Extended Market Portfolio's underlying securities, and the investment characteristics of the Fund will correspond directly to those of the Extended Market Portfolio. This type of arrangement is commonly referred to as a master-feeder structure.

The Extended Market Portfolio seeks to track, before fees and expenses, the performance of the Dow Jones U.S. Completion Total Stock Market Index as closely as possible. Normally, at least 80% of its assets will be invested in securities or other financial instruments of companies that are components of, or have economic characteristics similar to, the securities included in the Dow Jones U.S. Completion Total Stock Market Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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INVESTMENT OVERVIEW

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                          o TOP 10 HOLDINGS - 6/30/17 o
                               (% of Net Assets)*

Tesla, Inc. ............................................................... 1.0%
Las Vegas Sands Corp. ..................................................... 0.5%
Liberty Global PLC, Class C ............................................... 0.4%
ServiceNow, Inc. .......................................................... 0.4%
T-Mobile U.S., Inc. ....................................................... 0.4%
SBA Communications Corp. .................................................. 0.4%
BioMarin Pharmaceutical, Inc. ............................................. 0.3%
First Republic Bank ....................................................... 0.3%
MGM Resorts International ................................................. 0.3%
Markel Corp. .............................................................. 0.3%

                      o TOP 10 INDUSTRY SECTORS - 6/30/17 o
                               (% of Net Assets)*

Real Estate Investment Trusts (REITs) ..................................... 9.0%
Banks ..................................................................... 7.7%
Software & Computer Services .............................................. 7.4%
Pharmaceuticals & Biotechnology ........................................... 5.8%
Travel & Leisure .......................................................... 4.8%
Health Care Equipment & Services .......................................... 4.6%
Technology Hardware & Equipment ........................................... 4.3%
Financial Services ........................................................ 4.1%
Support Services .......................................................... 4.1%
General Retailers ......................................................... 4.0%

*Percentages are of the net assets of the Master Extended Market Index Series (the Series), not the net assets of the Fund.

You will find a complete list of securities that the Series owns on pages 24-71.

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2  | USAA EXTENDED MARKET INDEX FUND

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SHAREHOLDER VOTING RESULTS

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On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                         NUMBER OF SHARES VOTING
----------------------------------------------------------------------------
TRUSTEES                           FOR                     VOTES WITHHELD
----------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

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                                                 SHAREHOLDER VOTING RESULTS |  3

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

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
ASSETS
   Investment in Master Extended Market Index Series, at fair value                   $716,186,215
   Receivables:
       Capital shares sold                                                                 233,583
                                                                                      ------------
          Total assets                                                                 716,419,798
                                                                                      ------------
LIABILITIES
   Payables:
      Capital shares redeemed                                                              233,583
   Accrued transfer agent's fees                                                            21,511
   Other accrued expenses and payables                                                      72,564
                                                                                      ------------
          Total liabilities                                                                327,658
                                                                                      ------------
              Net assets applicable to capital shares outstanding                     $716,092,140
                                                                                      ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                     $481,532,197
  Accumulated undistributed net investment income                                        3,052,185
  Accumulated net realized gain on investments and futures transactions                 27,784,588
  Net unrealized appreciation of investments and futures contracts                     203,723,172
  Net unrealized depreciation of foreign currency translations                                  (2)
                                                                                      ------------
              Net assets applicable to capital shares outstanding                     $716,092,140
                                                                                      ============
  Capital shares outstanding, no par value                                              38,532,499
                                                                                      ============
  Net asset value, redemption price, and offering price per share                     $      18.58
                                                                                      ============

See accompanying notes to financial statements and accompanying financial statements of the Master Extended Market Index Series (the Series) attached.

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4  | USAA EXTENDED MARKET INDEX FUND

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STATEMENT OF OPERATIONS

Six-month period ended June 30, 2017 (unaudited)

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
INVESTMENT INCOME
   Allocated from Master Extended Market Index Series:
   Dividends - unaffiliated                                                         $ 3,496,533
   Foreign taxes withheld                                                                (3,360)
   Securities lending - affiliated                                                      218,291
   Dividends - affiliated                                                                55,800
                                                                                    -----------
       Total income                                                                   3,767,264
           Expenses (Note 4D)                                                          (153,325)
                                                                                    -----------
   Net allocated investment income                                                    3,613,939
                                                                                    -----------
FUND EXPENSES
   Administration and servicing fees                                                    868,424
   Transfer agent's fees                                                                357,443
   Custody and accounting fees                                                            5,260
   Postage                                                                               37,274
   Shareholder reporting fees                                                            19,340
   Trustees' fees                                                                        15,868
   Registration fees                                                                     16,364
   Professional fees                                                                     64,466
   Other                                                                                 10,910
                                                                                    -----------
           Total Fund expenses                                                        1,395,349
                                                                                    -----------
NET INVESTMENT INCOME                                                                 2,218,590
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
FOREIGN CURRENCY, AND FUTURES CONTRACTS ALLOCATED
FROM MASTER EXTENDED MARKET INDEX SERIES
   Net realized gain on:
       Investment transactions                                                       24,295,557
       Futures transactions                                                             476,437
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                   21,053,545
       Foreign currency translations                                                          1
       Futures contracts                                                                153,531
                                                                                    -----------
           Net allocated realized and unrealized gain                                45,979,071
                                                                                    -----------
   Increase in net assets resulting from operations                                 $48,197,661
                                                                                    ===========

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

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                                                       FINANCIAL STATEMENTS |  5

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STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended June 30, 2017 (unaudited), and year ended
December 31, 2016

--------------------------------------------------------------------------------

                                                                     6/30/2017        12/31/2016
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $ 2,218,590      $  6,971,514
   Net realized gain on investments                                  24,295,557       36,304,400
   Net realized gain on futures transactions                            476,437        1,795,909
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                   21,053,545       45,209,562
       Foreign currency translations                                          1               (2)
       Futures contracts                                                153,531           (6,022)
                                                                   -----------------------------
       Increase in net assets resulting from operations              48,197,661       90,275,361
                                                                   -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                      -       (6,914,487)
   Net realized gains                                                         -      (37,885,526)
                                                                   -----------------------------
       Distributions to shareholders                                          -      (44,800,013)
                                                                   -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         42,773,949       55,282,842
   Reinvested dividends                                                       -       44,168,297
   Cost of shares redeemed                                          (46,582,796)     (92,847,593)
                                                                   -----------------------------
       Increase (decrease) in net assets from
           capital share transactions                                (3,808,847)       6,603,546
                                                                   -----------------------------
   Net increase in net assets                                        44,388,814       52,078,894
NET ASSETS
   Beginning of period                                              671,703,326      619,624,432
                                                                   -----------------------------
   End of period                                                   $716,092,140     $671,703,326
                                                                   =============================
Accumulated undistributed net investment income:
   End of period                                                   $  3,052,185     $    833,595
                                                                   =============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        2,374,130        3,353,335
   Shares issued for dividends reinvested                                     -        2,483,563
   Shares redeemed                                                   (2,578,165)      (5,690,503)
                                                                   -----------------------------
       Increase (decrease) in shares outstanding                       (204,035)         146,395
                                                                   =============================

See accompanying notes to financial statements and accompanying financial statements of the Series attached.

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6  | USAA EXTENDED MARKET INDEX FUND

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FINANCIAL HIGHLIGHTS

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Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                  SIX-MONTH
                                 PERIOD ENDED
                                   JUNE 30,                             YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------------------------
                                     2017            2016           2015            2014             2013            2012
                                 ----------------------------------------------------------------------------------------
Net asset value at
 beginning of period             $  17.34        $  16.06        $  18.02        $  17.63        $  13.33        $  11.59
                                 ----------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income                .06             .18             .14             .16             .13             .19
 Net realized and unrealized
  gain (loss) on investments
  and futures transactions           1.18            2.33            (.81)           1.09            4.82            1.83
                                 ----------------------------------------------------------------------------------------
Total from investment
 operations                          1.24            2.51            (.67)           1.25            4.95            2.02
                                 ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income                  -            (.18)           (.15)           (.16)           (.13)           (.19)
 Realized capital gains                 -           (1.05)          (1.14)           (.70)           (.52)           (.09)
                                 ----------------------------------------------------------------------------------------
Total distributions                     -           (1.23)          (1.29)           (.86)           (.65)           (.28)
                                 ----------------------------------------------------------------------------------------
Net asset value at
 end of period                   $  18.58        $  17.34        $  16.06        $  18.02        $  17.63        $  13.33
                                 ========================================================================================
Total return (%)*                    7.15           15.48           (3.76)           7.18           37.26           17.47
Net assets at
 end of period (000)             $716,092        $671,703        $619,624        $660,930        $615,739        $398,395
Ratios to average net assets:**
 Expenses, including expenses
  of the Master Extended
  Market Index Series (%)(a)          .45(c)          .48             .48(b)          .48             .50             .50
 Expenses before reimbursements,
  including expenses of the
  Master Extended Market
  Index Series (%)(a)                 .45(c)          .48             .48             .48             .51             .65
 Net investment income (%)            .64(c)         1.14             .86             .94             .89            1.45
Portfolio turnover (%)***               7              13              14              10              18              12

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $700,502,945.
*** Represents the portfolio turnover of the Master Extended Market Index Series
    (the Series).
(a) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly.
    The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                        -               -               -               -            (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

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                                                       FINANCIAL HIGHLIGHTS |  7

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NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, USAA Extended Market Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series (the Series) of the Quantitative Master Series LLC (Master LLC), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective. At June 30, 2017, the Fund's investment was 99.9% of the Series.

The financial statements of the Series, including the Schedule of Investments, are contained later in this report and should be read in conjunction with the Fund's financial statements. See Table of Contents for location.

A.  VALUATION OF INVESTMENTS - The Fund records its investment in the
    Series at fair value, which reflects its proportionate interest in the net assets of the

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8  | USAA EXTENDED MARKET INDEX FUND

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    Series. Valuation of the securities held by the Series is discussed in Note
    3 of the Series' Notes to Financial Statements included later in this report.

B. FAIR VALUE MEASUREMENTS - Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

C. DERIVATIVE FINANCIAL INSTRUMENTS - Refer to Note 5 in the Series' Notes to Financial Statements for a discussion of derivative financial instruments and how they are accounted for in the Series' financial statements.

D. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

E. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

F. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course

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                                              NOTES TO FINANCIAL STATEMENTS |  9

================================================================================

    of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of $2,722, which represents 0.9% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

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10  | USAA EXTENDED MARKET INDEX FUND

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(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2017, in accordance with applicable tax law.

Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

At December 31, 2016, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. ADMINISTRATION AND SERVICING FEES - The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2017, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $868,424.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees (the Board) has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $8,793 for these

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  11

================================================================================

    compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

    Out of the administration and servicing fees received from the Fund, the Manager pays BlackRock up to 0.10% for subadministration services provided on the Manager's behalf. For the six-month period ended June 30, 2017, the Manager incurred subadministration fees, paid or payable to BlackRock, of $202,923.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $23 per shareholder account, plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended June 30, 2017, the Fund incurred transfer agent's fees paid or payable to SAS, of $357,443.

C. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

D. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund pursuant to a Management Agreement and is responsible for monitoring the services provided to the Series by BlackRock. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

    Additionally, the expenses allocated to the Fund from the Series included fees waived by BlackRock of $4,790 (See Series' Notes to Financials). Refer to Note 6 in the Series' Notes to Financial Statements.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

12  | USAA EXTENDED MARKET INDEX FUND

================================================================================

(6) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administration fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series (the Series), and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account

================================================================================

14  | USAA EXTENDED MARKET INDEX FUND

================================================================================

values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2017 -
                                         JANUARY 1, 2017        JUNE 30, 2017           JUNE 30, 2017
                                        ---------------------------------------------------------------
Actual                                    $1,000.00              $1,071.50                  $2.31
Hypothetical
 (5% return before expenses)               1,000.00               1,022.56                   2.26

*Expenses are equal to the Fund's annualized expense ratio of 0.45%, which includes expenses of the Series, and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value is based on its actual total return of 7.15% for the six-month period of January 1, 2017, through June 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  15

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement with management and with experienced independent legal counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the

================================================================================

16  | USAA EXTENDED MARKET INDEX FUND

================================================================================

Fund's performance and services provided by the Manager. At the meeting at which renewal of the Management Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel. The Trustees took into account the fact that the Fund operates in a master-feeder structure through which the Fund invests all of its investable assets in the Master Extended Market Index Series (the Master Fund) of Quantitative Master Series LLC, which is a separate registered investment company advised by BlackRock Advisors, LLC (the Adviser).

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. The Board noted that the Manager receives no investment advisory fee for serving as the investment adviser to the Fund so long as the Fund operates in a master-feeder structure. In addition to the investment advisory services provided to

================================================================================

                                                     ADVISORY AGREEMENT(S) |  17

================================================================================

the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the level and depth of experience of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board considered the Manager's process for monitoring the performance of the Adviser to the Master Fund. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Master Fund's operations and of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open end investment companies with the same investment

================================================================================

18  | USAA EXTENDED MARKET INDEX FUND

================================================================================

classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which reflects the advisory fee paid by the Master Fund to the Adviser as well as administrative services provided to the Fund by the Manager and its affiliates was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board noted that the Manager does not currently receive an advisory fee from the Fund for the services that it provides under the Management Agreement. The Trustees took into account that the management fee and total expenses reflected both the expenses of the Fund as well as those of the Master Fund. The Board also took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Trustees also noted the high level of correlation between the Fund and its corresponding index and the relatively low tracking error between the two, and noted that it reviews such information on a quarterly basis.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings detailed information about the Fund's and the Master Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and lower than its Lipper index for the one-year period ended December 31, 2016, was below the average of its performance universe and its Lipper index for the three-year period ended December 31, 2016, and was above the average of its performance universe and its Lipper index for the five- and

================================================================================

                                                     ADVISORY AGREEMENT(S) |  19

================================================================================

ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one- and three-year periods ended December 31, 2016, was in the top 45% of its performance universe for the five-year period ended December 31, 2016, and was in the top 40% of its performance universe for the ten-year period ended December 31, 2016. The Board took into account management's discussion of the Fund's performance, including the Fund's high level of correlation between the Fund's performance and its corresponding index.

COMPENSATION AND PROFITABILITY - The Board noted that the Manager does not currently receive an advisory fee from the Fund under the Management Agreement. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the Fund to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - With respect to the consideration of any economies of scale to be realized by the Fund, the Board took into account that the Manager does not receive any advisory fees under the Management Agreement and that the management fee for the Fund reflects the advisory fee paid at the Master Fund level to the Master Fund's Adviser. The Board took into account Management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Fund's growth and

================================================================================

20  | USAA EXTENDED MARKET INDEX FUND

================================================================================

size on the Fund's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability, if any, from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  21

================================================================================

                            Semiannual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

================================================================================

================================================================================

PORTFOLIO INFORMATION AS OF JUNE 30, 2017

--------------------------------------------------------------------------------
                                                                    PERCENT OF
SECTOR ALLOCATION                                                   NET ASSETS
--------------------------------------------------------------------------------
Information Technology                                                 17%
Financials                                                             17
Consumer Discretionary                                                 14
Industrials                                                            13
Health Care                                                            11
Real Estate                                                             9
Materials                                                               6
Energy                                                                  4
Utilities                                                               3
Consumer Staples                                                        3
Telecommunications Services                                             1
Short-Term Securities                                                   2
Liabilities in Excess of Other Assets                                   -(1)

--------------------------------------------------------------------------------
For Series compliance purposes, the Series' sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
(1) Represents less than 1% of Net Assets.

--------------------------------------------------------------------------------
DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
The Series may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Series' successful use of a derivative financial instrument depends on the investment adviser's ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series' investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

================================================================================

                                                     PORTFOLIO INFORMATION |  23

================================================================================

SCHEDULE OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS

AEROSPACE & DEFENSE - 1.5%
      4,851   AAR Corp.                                                                     $    168,619
     12,531   Aerojet Rocketdyne Holdings, Inc.(a)                                               260,645
      3,384   Aerovironment, Inc.(a)                                                             129,269
      8,805   American Outdoor Brands Corp.(a)                                                   195,119
      3,613   Astronics Corp.(a)                                                                 110,088
      8,193   Axon Enterprise, Inc.(a)                                                           205,972
     15,533   BWX Technologies, Inc.                                                             757,234
      2,281   CPI Aerostructures, Inc.(a)                                                         21,441
      3,758   Cubic Corp.                                                                        173,995
      6,672   Curtiss-Wright Corp.                                                               612,356
      1,874   Ducommun, Inc.(a)                                                                   59,181
      2,637   Engility Holdings, Inc.(a)                                                          74,891
      4,934   Esterline Technologies Corp.(a)                                                    467,743
      4,135   HEICO Corp.                                                                        297,058
      6,930   HEICO Corp., Class A                                                               430,007
     14,507   Hexcel Corp.                                                                       765,825
      7,137   Huntington Ingalls Industries, Inc.                                              1,328,624
      4,600   Innovative Solutions & Support, Inc.(a)                                             20,240
      8,765   KLX, Inc.(a)                                                                       438,250
     12,478   Kratos Defense & Security Solutions, Inc.(a)                                       148,114
      3,813   Mantech International Corp., Class A                                               157,782
      4,945   Moog, Inc., Class A(a)                                                             354,655
      9,131   Orbital ATK, Inc.                                                                  898,125
      3,670   RBC Bearings, Inc.(a)                                                              373,459
     19,253   Spirit Aerosystems Holdings, Inc., Class A                                       1,115,519
      2,841   Sturm Ruger & Co., Inc.                                                            176,568
      5,328   Teledyne Technologies, Inc.(a)                                                     680,119
      7,487   Triumph Group, Inc.                                                                236,589
      1,288   VSE Corp.                                                                           57,934
                                                                                            ------------
                                                                                              10,715,421
                                                                                            ------------
ALTERNATIVE ENERGY - 0.1%
      3,787   Aemetis, Inc.(a)                                                                     5,075
        588   Amyris, Inc.(a)                                                                      1,870
      5,033   Enphase Energy, Inc.(a)                                                              4,354
      6,237   FuelCell Energy, Inc.(a)(b)                                                          7,734
      3,198   Green Brick Partners, Inc.(a)                                                       36,617
      5,207   Green Plains, Inc.                                                                 107,004
        341   MagneGas Corp.(a)                                                                      419
      1,146   Ocean Power Technologies, Inc.(a)                                                    1,581
     11,178   Pattern Energy Group, Inc.                                                         266,483
     48,739   Plug Power, Inc.(a)                                                                 99,428
      5,257   Renewable Energy Group, Inc.(a)                                                     68,078
        921   REX American Resources Corp.(a)                                                     88,932
      4,302   SolarEdge Technologies, Inc.(a)                                                     86,040
      9,200   SunPower Corp.(a)                                                                   85,928
     13,122   TerraVia Holdings, Inc.(a)                                                           3,064
      1,658   TPI Composites, Inc.(a)                                                             30,640
                                                                                            ------------
                                                                                                 893,247
                                                                                            ------------
AUTOMOBILES & PARTS - 2.5%
     14,905   Adient PLC                                                                         974,489
     23,579   Allison Transmission Holdings, Inc.                                                884,448
     13,720   American Axle & Manufacturing Holdings, Inc.(a)                                    214,032
     13,844   Autoliv, Inc.                                                                    1,520,071
      8,072   Cooper Tire & Rubber Co.                                                           291,399
      2,832   Cooper-Standard Holding, Inc.(a)                                                   285,664

================================================================================

24  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     21,805   Dana, Inc.                                                                    $    486,906
      4,690   Dorman Products, Inc.(a)                                                           388,191
     45,579   Gentex Corp.                                                                       864,634
      6,500   Gentherm, Inc.(a)                                                                  252,200
     10,789   Lear Corp.                                                                       1,532,901
      7,896   Modine Manufacturing Co.(a)                                                        130,679
      2,943   Motorcar Parts of America, Inc.(a)                                                  83,110
      2,952   Standard Motor Products, Inc.                                                      154,154
      4,259   Stoneridge, Inc.(a)                                                                 65,631
        573   Strattec Security Corp.                                                             20,284
      3,414   Superior Industries International, Inc.                                             70,158
      8,465   Tenneco, Inc.                                                                      489,531
     19,720   Tesla, Inc.(a)                                                                   7,130,949
      6,931   Titan International, Inc.                                                           83,241
      3,363   Tower International, Inc.                                                           75,499
      3,527   U.S. Auto Parts Network, Inc.(a)                                                    11,392
      5,250   Visteon Corp.(a)                                                                   535,815
      8,158   WABCO Holdings, Inc.(a)                                                          1,040,227
                                                                                            ------------
                                                                                              17,585,605
                                                                                            ------------
BANKS - 7.7%
      2,766   1st Source Corp.                                                                   132,602
        505   Access National Corp.                                                               13,393
        857   Allegiance Bancshares, Inc.(a)                                                      32,823
      2,205   American National Bankshares, Inc.                                                  81,475
      6,468   Ameris Bancorp                                                                     311,758
      2,125   Ames National Corp.                                                                 65,025
      2,793   Arrow Financial Corp.                                                               88,398
     22,147   Associated Banc-Corp                                                               558,104
     15,422   Astoria Financial Corp.                                                            310,753
        739   Atlantic Capital Bancshares, Inc.(a)                                                14,041
      7,769   Banc of California, Inc.                                                           167,033
      1,354   Bancfirst Corp.                                                                    130,796
      2,128   Bancorp of New Jersey, Inc.                                                         35,538
     11,498   Bancorp, Inc.(a)                                                                    87,155
     12,804   BancorpSouth, Inc.                                                                 390,522
      7,238   Bank Mutual Corp.                                                                   66,228
      6,926   Bank of Hawaii Corp.                                                               574,650
      1,247   Bank of Marin Bancorp                                                               76,753
     18,890   Bank of the Ozarks, Inc.                                                           885,374
      3,939   BankFinancial Corp.                                                                 58,770
     16,457   BankUnited, Inc.                                                                   554,765
      4,201   Banner Corp.                                                                       237,399
      3,386   Bar Harbor Bankshares                                                              104,357
      3,436   BCB Bancorp, Inc.                                                                   52,571
      4,309   Bear State Financial, Inc.                                                          40,763
     12,021   Beneficial Bancorp, Inc.                                                           180,315
      4,850   Berkshire Hills Bancorp, Inc.                                                      170,477
      5,873   Blue Hills Bancorp, Inc.                                                           105,127
      8,936   BofI Holding, Inc.(a)(b)                                                           211,962
      3,310   BOK Financial Corp.                                                                278,470
     12,591   Boston Private Financial Holdings, Inc.                                            193,272
      3,096   Bridge Bancorp, Inc.                                                               103,097
     11,463   Brookline Bancorp, Inc.                                                            167,360
      2,983   Bryn Mawr Bank Corp.                                                               126,777
        882   California First National Bancorp                                                   16,626
      2,953   Camden National Corp.                                                              126,713
      4,906   Capital Bank Financial Corp., Class A                                              186,919
      2,343   Capital City Bank Group, Inc.                                                       47,844
     18,668   Capitol Federal Financial, Inc.                                                    265,272
        431   Carolina Financial Corp.                                                            13,930
     11,246   Cathay General Bancorp                                                             426,786
      9,978   Centerstate Banks, Inc.                                                            248,053
      5,395   Central Pacific Financial Corp.                                                    169,781
        997   Century Bancorp, Inc., Class A                                                      63,409
     10,846   Chemical Financial Corp.                                                           525,055
      2,833   Citizens & Northern Corp.                                                           65,896
      2,469   City Holding Co.                                                                   162,633
      1,968   Civista Bancshares, Inc.                                                            41,092
      4,768   Clifton Bancorp, Inc.                                                               78,815

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      2,894   CNB Financial Corp.                                                           $     69,369
      6,271   CoBiz Financial, Inc.                                                              109,115
        463   Colony Bankcorp, Inc.                                                                6,343
      8,927   Columbia Banking  System, Inc.                                                     355,741
     13,860   Commerce Bancshares, Inc.                                                          787,664
      7,777   Community Bank System, Inc.                                                        433,723
      2,821   Community Trust Bancorp, Inc.                                                      123,419
      4,852   ConnectOne Bancorp, Inc.                                                           109,413
      3,131   CU Bancorp(a)                                                                      113,186
      8,928   Cullen/Frost Bankers, Inc.                                                         838,428
      4,665   Customers Bancorp, Inc.(a)                                                         131,926
     15,007   CVB Financial Corp.                                                                336,607
      5,246   Dime Community Bancshares, Inc.                                                    102,822
      4,741   Eagle Bancorp, Inc.(a)                                                             300,105
     22,470   East West Bancorp, Inc.                                                          1,316,293
      1,672   Enterprise Bancorp, Inc.                                                            59,423
      4,041   Enterprise Financial Services Corp.                                                164,873
      3,300   ESSA Bancorp, Inc.                                                                  48,576
      1,739   Farmers Capital Bank Corp.                                                          67,038
      1,039   Farmers National Banc Corp.                                                         15,066
      6,809   FCB Financial Holdings, Inc., Class A(a)                                           325,130
      3,947   Fidelity Southern Corp.                                                             90,228
      2,741   Financial Institutions, Inc.                                                        81,682
      2,552   First Bancorp, Inc.                                                                 69,057
      3,740   First Bancorp, North Carolina                                                      116,912
     30,332   First BanCorp, Puerto Rico(a)                                                      175,622
      5,356   First Busey Corp.                                                                  157,038
      1,356   First Citizens BancShares, Inc., Class A                                           505,381
     13,854   First Commonwealth Financial Corp.                                                 175,669
      3,087   First Community Bancshares, Inc.                                                    84,429
      3,182   First Connecticut Bancorp, Inc.                                                     81,618
      1,683   First Defiance Financial Corp.                                                      88,660
      9,739   First Financial Bancorp                                                            269,770
     10,240   First Financial Bankshares, Inc.                                                   452,608
      2,125   First Financial Corp.                                                              100,512
      2,323   First Financial Northwest, Inc.                                                     37,470
      1,974   First Foundation, Inc.(a)                                                           32,433
      8,757   First Hawaiian, Inc.                                                               268,139
     36,886   First Horizon National Corp.                                                       642,554
      4,464   First Interstate Bancsystem, Inc., Class A                                         166,061
      6,558   First Merchants Corp.                                                              263,238
     12,439   First Midwest Bancorp, Inc.                                                        289,953
      4,315   First of Long Island Corp.                                                         123,409
     24,051   First Republic Bank                                                              2,407,505
      3,052   First South Bancorp, Inc.                                                           50,480
      2,695   First United Corp.(a)                                                               40,290
      3,391   Flagstar Bancorp, Inc.(a)                                                          104,511
      4,602   Flushing Financial Corp.                                                           129,730
     49,170   FNB Corp.                                                                          696,247
      2,707   Franklin Financial Network, Inc.(a)                                                111,664
     26,033   Fulton Financial Corp.                                                             494,627
      3,628   German American Bancorp, Inc.                                                      123,679
     12,854   Glacier Bancorp, Inc.                                                              470,585
      2,007   Great Southern Bancorp, Inc.                                                       107,374
      9,153   Great Western Bancorp, Inc.                                                        373,534
      1,891   Green Bancorp, Inc.(a)                                                              36,685
      3,466   Greene County Bancshares, Inc.(a)(c)                                                     -
      3,022   Guaranty Bancorp                                                                    82,198
     13,573   Hancock Holding Co.                                                                665,077
      5,135   Hanmi Financial Corp.                                                              146,091

================================================================================

26  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      6,258   HarborOne Bancorp, Inc.(a)                                                    $    124,910
      4,509   Heartland Financial USA, Inc.                                                      212,374
      5,501   Heritage Commerce Corp.                                                             75,804
      5,517   Heritage Financial Corp.                                                           146,200
      1,907   HMN Financial, Inc.(a)                                                              34,231
      1,783   Home Bancorp, Inc.                                                                  75,813
     20,205   Home BancShares, Inc.                                                              503,104
      4,892   HomeStreet, Inc.(a)                                                                135,386
      3,223   HomeTrust Bancshares, Inc.(a)                                                       78,641
     19,879   Hope Bancorp, Inc.                                                                 370,743
      3,930   Horizon Bancorp                                                                    103,555
      7,900   Iberiabank Corp.                                                                   643,850
      8,552   Independent Bank Corp.                                                             380,468
      2,309   Independent Bank Group, Inc.                                                       137,385
      8,860   International Bancshares Corp.                                                     310,543
     48,510   Investors Bancorp, Inc.                                                            648,094
     14,266   Kearny Financial Corp.                                                             211,850
      6,993   Lakeland Bancorp, Inc.                                                             131,818
      4,198   Lakeland Financial Corp.                                                           192,604
      6,540   LegacyTexas Financial Group, Inc.                                                  249,370
      4,074   Live Oak Bancshares, Inc.                                                           98,591
      6,531   Macatawa Bank Corp.                                                                 62,306
      4,056   MainSource Financial Group, Inc.                                                   135,917
     11,668   MB Financial, Inc.                                                                 513,859
      3,191   Mercantile Bank Corp.                                                              100,453
      8,210   Meridian Bancorp, Inc.                                                             138,749
      1,798   Meta Financial Group, Inc.                                                         160,022
      2,061   MidSouth Bancorp, Inc.                                                              24,217
      1,932   MidWestOne Financial Group, Inc.                                                    65,475
      1,697   MutualFirst Financial, Inc.                                                         60,583
      4,215   National Bank Holdings Corp., Class A                                              139,559
      1,700   National Bankshares, Inc.                                                           69,360
        384   National Commerce Corp.(a)                                                          15,187
      6,847   NBT Bancorp, Inc.                                                                  252,997
     75,733   New York Community Bancorp, Inc.                                                   994,374
        258   Nicolet Bankshares, Inc.(a)                                                         14,115
      7,214   Northfield Bancorp, Inc.                                                           123,720
      1,757   Northrim BanCorp, Inc.                                                              53,413
     17,883   Northwest Bancshares, Inc.                                                         279,154
      1,347   Norwood Financial Corp.                                                             56,911
      5,201   OceanFirst Financial Corp.                                                         141,051
      7,031   OFG Bancorp                                                                         70,310
      1,099   Ohio Valley Banc Corp.                                                              39,619
     21,036   Old National Bancorp                                                               362,871
      6,505   Old Second Bancorp, Inc.                                                            75,133
      3,144   Opus Bank                                                                           76,085
      9,894   Oritani Financial Corp.                                                            168,693
      2,093   Orrstown Financial Services, Inc.                                                   47,825
      3,946   Pacific Continental Corp.                                                          100,820
      5,575   Pacific Premier Bancorp, Inc.(a)                                                   205,717
     18,992   PacWest Bancorp                                                                    886,926
      2,061   Park National Corp.                                                                213,767
      9,934   Park Sterling Corp.                                                                118,016
      1,002   PCSB Financial Corp.(a)                                                             17,094
      2,519   Peapack Gladstone Financial Corp.                                                   78,820
      2,217   Penns Woods Bancorp, Inc.                                                           91,296
      3,942   People's Utah Bancorp                                                              105,646
      1,497   Peoples Bancorp of North Carolina, Inc.                                             47,305
      3,210   Peoples Bancorp, Inc.                                                              103,137
      1,245   Peoples Financial Corp.(a)                                                          17,057
     12,145   Pinnacle Financial Partners, Inc.                                                  762,706
     16,636   Popular, Inc.                                                                      693,888
      1,229   Porter Bancorp, Inc.(a)                                                             12,622
      2,333   Preferred Bank                                                                     124,746
     10,871   Prosperity Bancshares, Inc.                                                        698,353

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                                                   SCHEDULE OF INVESTMENTS |  27

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      2,303   Provident Financial Holdings, Inc.                                            $     44,333
      9,234   Provident Financial Services, Inc.                                                 234,359
      2,381   QCR Holdings, Inc.                                                                 112,859
      7,542   Renasant Corp.                                                                     329,887
      1,667   Republic Bancorp, Inc., Class A                                                     59,512
      9,649   Republic First Bancorp, Inc.(a)                                                     89,253
      5,394   Riverview Bancorp, Inc.                                                             35,816
      5,620   S&T Bancorp, Inc.                                                                  201,533
      3,931   Sandy Spring Bancorp, Inc.                                                         159,834
      7,343   Seacoast Banking Corp. of Florida(a)                                               176,966
      7,126   ServisFirst Bancshares, Inc.                                                       262,878
      3,680   Shore Bancshares, Inc.                                                              60,536
      2,508   Sierra Bancorp                                                                      61,571
      8,515   Signature Bank(a)                                                                1,222,158
      5,530   Simmons First National Corp., Class A                                              292,537
      3,796   South State Corp.                                                                  325,317
      1,607   Southern National Bancorp of Virginia, Inc.                                         28,283
      4,206   Southside Bancshares, Inc.                                                         146,958
      3,696   Southwest Bancorp, Inc.                                                             94,433
      5,894   State Bank Financial Corp.                                                         159,845
     21,492   Sterling Bancorp                                                                   499,689
      3,828   Stock Yards Bancorp, Inc.                                                          148,909
      2,415   Stonegate Bank                                                                     111,525
      2,289   Summit Financial Group, Inc.                                                        50,358
      2,292   Sun Bancorp, Inc.                                                                   56,498
      8,209   SVB Financial Group(a)                                                           1,443,060
     19,003   Synovus Financial Corp.                                                            840,693
     28,535   TCF Financial Corp.                                                                454,848
      2,198   Territorial Bancorp, Inc.                                                           68,556
      7,746   Texas Capital Bancshares, Inc.(a)                                                  599,540
      9,927   TFS Financial Corp.                                                                153,571
      2,027   Tompkins Financial Corp.                                                           159,565
      8,811   TowneBank                                                                          271,379
      3,317   Trico Bancshares                                                                   116,593
      4,560   Tristate Capital Holdings, Inc.(a)                                                 114,912
      1,408   Triumph Bancorp, Inc.(a)                                                            34,566
     14,741   TrustCo Bank Corp. NY                                                              114,243
     10,227   Trustmark Corp.                                                                    328,900
      6,522   UMB Financial Corp.                                                                488,237
     36,461   Umpqua Holdings Corp.                                                              669,424
      7,003   Union Bankshares Corp.                                                             237,402
      3,115   United Bancorp, Inc.                                                                38,159
     17,703   United Bankshares, Inc.                                                            693,958
     11,340   United Community Banks, Inc.                                                       315,252
      9,075   United Community Financial Corp.                                                    75,413
      8,517   United Financial Bancorp, Inc.                                                     142,149
      4,213   United Security Bancshares                                                          38,970
      4,547   Univest Corp. of Pennsylvania                                                      136,183
     42,353   Valley National Bancorp                                                            500,189
        958   Veritex Holdings, Inc.(a)                                                           25,224
     14,961   Washington Federal, Inc.                                                           496,705
      2,472   Washington Trust Bancorp, Inc.                                                     127,432
        418   WashingtonFirst Bankshares, Inc.                                                    14,434
      4,794   Waterstone Financial, Inc.                                                          90,367
     13,987   Webster Financial Corp.                                                            730,401
      6,370   WesBanco, Inc.                                                                     251,870
      3,190   West BanCorp., Inc.                                                                 75,444
      4,025   Westamerica BanCorp                                                                225,561
     15,095   Western Alliance Bancorp(a)                                                        742,674
      7,717   Western New England Bancorp, Inc.                                                   78,328
      8,746   Wintrust Financial Corp.                                                           668,544
      5,346   WSFS Financial Corp.                                                               242,441
      1,536   Xenith Bankshares, Inc.(a)                                                          47,708
                                                                                            ------------
                                                                                              55,377,657
                                                                                            ------------

================================================================================

28  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
BEVERAGES - 0.1%
      1,480   Boston Beer Co., Inc., Class A(a)                                             $    195,582
        720   Coca-Cola Bottling Co. Consolidated                                                164,786
      1,760   Craft Brew Alliance, Inc.(a)                                                        29,656
      1,810   National Beverage Corp.                                                            169,344
      2,290   New Age Beverages Corp.(a)                                                          11,748
      4,659   Primo Water Corp.(a)                                                                59,169
      2,312   Willamette Valley Vineyards, Inc.(a)                                                18,704
                                                                                            ------------
                                                                                                 648,989
                                                                                            ------------
CHEMICALS - 2.7%
      4,402   A. Schulman, Inc.                                                                  140,864
      4,429   Aceto Corp.                                                                         68,428
      4,587   AdvanSix, Inc.(a)                                                                  143,298
      3,270   AgroFresh Solutions, Inc.(a)                                                        23,479
      3,882   American Vanguard Corp.                                                             66,964
      9,543   Ashland Global Holdings, Inc.                                                      628,979
     34,158   Axalta Coating Systems Ltd.(a)                                                   1,094,422
      4,848   Balchem Corp.                                                                      376,738
      9,923   Cabot Corp.                                                                        530,186
      7,617   Calgon Carbon Corp.                                                                115,017
      5,555   Cambrex Corp.(a)                                                                   331,911
     22,023   Celanese Corp., Series A                                                         2,090,864
      1,295   Chase Corp.                                                                        138,176
     28,557   Chemours Co.                                                                     1,082,881
      2,990   Codexis, Inc.(a)                                                                    16,296
      2,567   CSW Industrials, Inc.(a)                                                            99,215
     13,135   Ferro Corp.(a)                                                                     240,239
      3,639   FutureFuel Corp.                                                                    54,913
     10,983   GCP Applied Technologies, Inc.(a)                                                  334,981
      1,620   Hawkins, Inc.                                                                       75,087
      7,981   HB Fuller Co.                                                                      407,909
     30,183   Huntsman Corp.                                                                     779,929
      6,519   Ingevity Corp.(a)                                                                  374,191
      3,017   Innophos Holdings, Inc.                                                            132,265
      3,555   Innospec, Inc.                                                                     233,030
     24,611   Intrepid Potash, Inc.(a)                                                            55,621
      1,469   KMG Chemicals, Inc.                                                                 71,496
      3,456   Koppers Holdings, Inc.(a)                                                          124,934
      4,717   Kraton Corp.(a)                                                                    162,453
      3,366   Kronos Worldwide, Inc.                                                              61,329
      2,939   LSB Industries, Inc.(a)                                                             30,360
      5,478   Minerals Technologies,  Inc.                                                       400,990
      1,458   NewMarket Corp.                                                                    671,380
      9,162   Nexeo Solutions, Inc.(a)                                                            76,045
     25,949   Olin Corp.                                                                         785,736
      6,506   OMNOVA Solutions, Inc.(a)                                                           63,433
     34,204   Platform Specialty Products Corp.(a)                                               433,707
     12,483   PolyOne Corp.                                                                      483,591
      2,000   Quaker Chemical Corp.                                                              290,460
      6,271   Rayonier Advanced Materials, Inc.                                                   98,580
      3,065   Rentech, Inc.(a)                                                                     1,388
     20,752   RPM International, Inc.                                                          1,132,022
      7,801   Senomyx, Inc.(a)                                                                     6,475
      6,656   Sensient Technologies Corp.                                                        536,008
      2,878   Stepan Co.                                                                         250,789
      1,000   TOR Minerals International, Inc.(a)                                                  8,050
      3,711   Tredegar Corp.                                                                      56,593
      7,002   Trinseo SA                                                                         481,037
     11,377   Tronox Ltd., Class A                                                               172,020
     16,537   Univar, Inc.(a)                                                                    482,880
     32,946   Valvoline, Inc.                                                                    781,479
     17,836   Versum Materials, Inc.                                                             579,670
      5,649   Westlake Chemical Corp.                                                            374,020
     11,117   WR Grace & Co.                                                                     800,535
        233   Yield10 Bioscience, Inc.(a)                                                          1,209
      4,990   ZAGG, Inc.(a)                                                                       43,164
                                                                                            ------------
                                                                                              19,097,716
                                                                                            ------------
CONSTRUCTION & MATERIALS - 2.5%
      7,440   AAON, Inc.                                                                         274,164
      5,721   Advanced Drainage Systems, Inc.                                                    114,992
     25,374   AECOM(a)                                                                           820,341
      5,610   Aegion Corp.(a)                                                                    122,747

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                                                   SCHEDULE OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      3,372   Ameresco, Inc., Class A(a)                                                    $     25,964
      2,117   American Woodmark Corp.(a)                                                         202,279
     22,860   AO Smith Corp.                                                                   1,287,704
      4,823   Apogee Enterprises, Inc.                                                           274,139
      1,952   Argan, Inc.                                                                        117,120
      4,145   Armstrong Flooring, Inc.(a)                                                         74,486
      7,446   Armstrong World Industries, Inc.(a)                                                342,516
      2,204   BlueLinx Holdings, Inc.(a)                                                          24,046
      4,972   Blueprint Medicines Corp.(a)                                                       251,931
     10,503   BMC Stock Holdings, Inc.(a)                                                        229,490
      5,862   Boise Cascade Co.(a)                                                               178,205
     16,643   Builders FirstSource, Inc.(a)                                                      254,971
     15,246   Chicago Bridge & Iron Co. NV                                                       300,804
      6,349   Continental Building Products, Inc.(a)                                             147,932
      7,609   Eagle Materials, Inc.                                                              703,224
      9,242   EMCOR Group, Inc.                                                                  604,242
        942   Floor & Decor Holdings, Inc., Class A(a)                                            36,983
        998   Foundation Building Materials, Inc.(a)                                              12,834
      9,944   Generac Holdings, Inc.(a)                                                          359,277
      5,276   Gibraltar Industries, Inc.(a)                                                      188,089
      3,431   GMS, Inc.(a)                                                                        96,411
      3,448   The Goldfield Corp.(a)                                                              18,964
      6,000   Granite Construction, Inc.                                                         289,440
      9,666   Great Lakes Dredge & Dock Corp.(a)                                                  41,564
      4,996   Griffon Corp.                                                                      109,662
      7,303   Hill International, Inc.(a)                                                         37,976
      1,636   IES Holdings, Inc.(a)                                                               29,693
      3,192   Installed Building Products, Inc.(a)                                               169,016
      2,808   Insteel Industries, Inc.                                                            92,580
      5,922   JELD-WEN Holding, Inc.(a)                                                          192,228
     21,005   KBR, Inc.                                                                          319,696
      3,913   Layne Christensen Co.(a)                                                            34,395
      1,479   LB Foster Co., Class A                                                              31,725
      6,065   Lennox International, Inc.                                                       1,113,777
     22,936   Louisiana-Pacific Corp.(a)                                                         552,987
      4,641   Masonite International Corp.(a)                                                    350,395
      9,981   MasTec, Inc.(a)                                                                    450,642
     30,233   MDU Resources Group, Inc.                                                          792,105
     24,820   Mueller Water Products, Inc., Series A                                             289,898
      2,843   MYR Group, Inc.(a)                                                                  88,190
      6,628   NCI Building Systems, Inc.(a)                                                      110,688
      2,132   Northwest Pipe Co.(a)                                                               34,666
        980   Omega Flex, Inc.                                                                    63,112
      5,034   Orion Group Holdings, Inc.(a)                                                       37,604
     17,854   Owens Corning                                                                    1,194,790
      2,393   Patrick Industries, Inc.(a)                                                        174,330
      7,825   PGT Innovations, Inc.(a)                                                           100,160
      3,732   Ply Gem Holdings, Inc.(a)                                                           66,989
      5,751   Primoris Services Corp.                                                            143,430
      5,075   Quanex Building Products Corp.                                                     107,336
      5,984   Simpson Manufacturing Co., Inc.                                                    261,561
      5,074   Sterling Construction Co., Inc.(a)                                                  66,317
     17,822   Summit Materials, Inc., Class A(a)                                                 514,521
      1,236   Tecogen, Inc.(a)                                                                     4,116
      5,345   Thermon Group Holdings, Inc.(a)                                                    102,464
      6,084   TopBuild Corp.(a)                                                                  322,878
      4,443   Trex Co., Inc.(a)                                                                  300,613
      6,087   Tutor Perini Corp.(a)                                                              175,001
      3,003   Universal Forest Products, Inc.                                                    262,192
      2,627   US Concrete, Inc.(a)                                                               206,351
     13,936   USG Corp.(a)                                                                       404,423
      3,655   Valmont Industries, Inc.                                                           546,788

================================================================================

30  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,746   Watsco, Inc.                                                                  $    731,833
      4,970   Watts Water Technologies,                                                          314,104
                                                                                            ------------
                                                                                              18,296,091
                                                                                            ------------
ELECTRICITY - 1.3%
      7,611   ALLETE, Inc.                                                                       545,556
      8,369   Avangrid, Inc.                                                                     369,491
      8,064   Black Hills Corp.                                                                  544,078
     59,430   Calpine Corp.(a)                                                                   804,088
     20,330   Covanta Holding Corp.                                                              268,356
     23,962   Dynegy, Inc.(a)                                                                    198,166
      6,588   El Paso Electric Co.                                                               340,600
     33,516   Great Plains Energy, Inc.                                                          981,348
     18,220   Hawaiian Electric Industries, Inc.                                                 589,964
      7,629   IDACORP, Inc.                                                                      651,135
      5,537   MGE Energy, Inc.                                                                   356,306
      7,217   NorthWestern Corp.                                                                 440,381
      5,791   Ormat Technologies, Inc.                                                           339,816
     13,614   Portland General Electric Co.                                                      622,024
      6,782   Sunrun, Inc.(a)                                                                     48,288
      8,295   TerraForm Global, Inc., Class A(a)                                                  41,890
     11,225   TerraForm Power, Inc.,  Class A(a)                                                 134,700
      2,550   Unitil Corp.                                                                       123,190
      7,641   US Geothermal, Inc.(a)                                                              35,072
     41,386   Vistra Energy Corp.                                                                694,871
     11,828   Vivint Solar, Inc.(a)(b)                                                            69,194
     22,185   Westar Energy, Inc.                                                              1,176,249
                                                                                            ------------
                                                                                               9,374,763
                                                                                            ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.2%
      1,620   Allied Motion Technologies, Inc.                                                    44,096
      4,284   Anixter International, Inc.(a)                                                     335,009
      6,764   Applied DNA Sciences, Inc.(a)                                                       11,905
     14,144   Arrow Electronics, Inc.(a)                                                       1,109,172
      3,137   Atkore International Group, Inc.(a)                                                 70,739
     20,138   Avnet, Inc.                                                                        782,965
      6,239   AVX Corp.                                                                          101,945
      3,998   AZZ, Inc.                                                                          223,088
      5,214   Badger Meter, Inc.                                                                 207,778
      2,157   Bel Fuse, Inc., Class B                                                             53,278
      6,483   Belden, Inc.                                                                       489,013
      7,614   Benchmark Electronics,  Inc.(a)                                                    245,932
      6,969   Brady Corp., Class A                                                               236,249
      3,678   Capstone Turbine Corp.(a)                                                            2,501
     13,534   Cognex Corp.                                                                     1,149,037
      3,889   Coherent, Inc.(a)                                                                  874,986
      3,575   Control4 Corp.(a)                                                                   70,106
      5,283   CTS Corp.                                                                          114,113
      1,663   CyberOptics Corp.(a)                                                                34,341
      6,043   Daktronics, Inc.                                                                    58,194
      5,070   Electro Scientific Industries, Inc.(a)                                              41,777
      6,297   eMagin Corp.(a)                                                                     15,428
      3,537   Encore Wire Corp.                                                                  151,030
      2,400   Energous Corp.(a)                                                                   39,024
      4,423   Energy Focus, Inc.(a)                                                               11,632
      4,406   EnerNOC, Inc.(a)                                                                    34,147
      6,958   EnerSys                                                                            504,107
      3,900   ESCO Technologies, Inc.                                                            232,635
      6,340   Fabrinet(a)                                                                        270,464
      2,690   FARO Technologies, Inc.(a)                                                         101,682
      7,405   General Cable Corp.                                                                121,072
      3,110   Houston Wire & Cable Co.                                                            16,328
      8,019   Hubbell, Inc.                                                                      907,510
      8,248   II-VI, Inc.(a)                                                                     282,906
      4,501   Integer Holdings Corp.(a)                                                          194,668
      5,485   Intevac, Inc.(a)                                                                    60,883
      2,740   IntriCon Corp.(a)                                                                   21,920
      5,926   IPG Photonics Corp.(a)                                                             859,863
      5,094   Itron, Inc.(a)                                                                     345,118
     29,351   Jabil, Inc.                                                                        856,756
      7,636   Kemet Corp.(a)                                                                      97,741
     29,131   Keysight Technologies, Inc.(a)                                                   1,134,070
      5,162   Kimball Electronics, Inc.(a)                                                        93,174
     15,810   Knowles Corp.(a)                                                                   267,505
      1,662   Landauer, Inc.                                                                      86,923

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                                                   SCHEDULE OF INVESTMENTS |  31

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      6,052   LightPath Technologies, Inc., Class A(a)                                      $     16,340
      3,550   Littelfuse, Inc.                                                                   585,750
      4,195   LSI Industries, Inc.                                                                37,965
      5,247   MACOM Technology Solutions Holdings, Inc.(a)                                       292,625
      5,619   Maxwell Technologies, Inc.(a)                                                       33,658
        562   Mesa Laboratories, Inc.                                                             80,540
      5,654   Methode Electronics, Inc.                                                          232,945
     10,983   Microvision, Inc.(a)(b)                                                             23,284
      2,593   MTS Systems Corp.                                                                  134,317
      4,487   NAPCO Security Technologies, Inc.(a)                                                42,178
     17,626   National Instruments Corp.                                                         708,918
      5,584   Novanta, Inc.(a)                                                                   201,024
      1,322   Nuvectra Corp.(a)                                                                   17,556
        974   NVE Corp.                                                                           74,998
      7,855   Orion Energy Systems, Inc.(a)                                                       10,054
      2,791   OSI Systems, Inc.(a)                                                               209,744
      3,206   Park Electrochemical Corp.                                                          59,055
      5,087   Plexus Corp.(a)                                                                    267,424
      1,398   Powell Industries, Inc.                                                             44,722
      7,380   Regal-Beloit Corp.                                                                 601,839
      5,552   Research Frontiers, Inc.(a)                                                          7,162
      2,685   Rogers Corp.(a)                                                                    291,645
        529   Rubicon Technology, Inc.(a)                                                          4,899
     11,339   Sanmina Corp.(a)                                                                   432,016
     26,687   Sensata Technologies Holding NV(a)                                               1,140,069
      1,071   Sparton Corp.(a)                                                                    23,551
      5,951   Synthesis Energy Systems, Inc.(a)                                                    3,987
     40,133   Trimble, Inc.(a)                                                                 1,431,544
     13,962   TTM Technologies, Inc.(a)                                                          242,380
      6,063   Turtle Beach Corp.(a)                                                                4,244
      4,545   Ultralife Corp.(a)                                                                  32,724
      7,124   Universal Display Corp.                                                            778,297
      8,156   Veeco Instruments, Inc.(a)                                                         227,145
      3,135   Vicor Corp.(a)                                                                      56,116
     20,274   Vishay Intertechnology, Inc.                                                       336,548
      2,569   Vishay Precision Group, Inc.(a)                                                     44,444
      6,444   WESCO International, Inc.(a)                                                       369,241
      8,305   Zebra Technologies Corp., Class A(a)                                               834,819
                                                                                            ------------
                                                                                              22,898,577
                                                                                            ------------
FINANCIAL SERVICES - 4.1%
      8,447   Actinium Pharmaceuticals, Inc.(a)                                                   10,305
     73,616   Ally Financial, Inc.                                                             1,538,574
      8,654   Artisan Partners Asset Management, Inc., Class A                                   265,678
        394   Ashford, Inc.(a)                                                                    19,397
        805   Associated Capital Group, Inc., Class A                                             27,370
      1,501   Asta Funding, Inc.(a)                                                               12,308
        251   Atlanticus Holdings Corp.(a)                                                           668
     36,260   BGC Partners, Inc., Class A                                                        458,326
      9,391   Blackhawk Network Holdings, Inc.(a)                                                409,448
     22,713   CIT Group, Inc.                                                                  1,106,123
      3,036   Cohen & Steers, Inc.                                                               123,079
      5,716   Consumer Portfolio Services, Inc.(a)                                                26,008
      4,324   Cowen, Inc., Class A(a)                                                             70,265
      1,948   Credit Acceptance Corp.(a)                                                         500,909
        522   Diamond Hill Investment Group, Inc.                                                104,087
     18,334   Eaton Vance Corp.                                                                  867,565
      3,846   Encore Capital Group, Inc.(a)                                                      154,417
      4,701   Enova International, Inc.(a)                                                        69,810
     12,034   Essent Group Ltd.(a)                                                               446,943
      6,093   Evercore Partners, Inc., Class A                                                   429,556

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32  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      8,094   Ezcorp, Inc., Class A(a)                                                       $    62,324
      1,734   Federal Agricultural Mortgage Corp., Class C                                       112,190
     13,995   Federated Investors, Inc., Class B                                                 395,359
      9,678   Financial Engines, Inc.                                                            354,215
      7,433   FirstCash, Inc.                                                                    433,344
     41,438   FNF Group                                                                        1,857,666
     15,419   FNFV Group(a)                                                                      243,620
        805   GAMCO Investors, Inc., Class A                                                      23,828
      1,155   Global Brokerage, Inc.(a)                                                            2,310
      6,679   Green Dot Corp., Class A(a)                                                        257,342
      4,276   Greenhill & Co., Inc.                                                               85,948
      1,168   Hamilton Lane, Inc., Class A                                                        25,684
      7,076   HealthEquity, Inc.(a)                                                              352,597
      3,232   Houlihan Lokey, Inc.                                                               112,797
     22,134   HRG Group, Inc.(a)                                                                 391,993
      1,830   Impac Mortgage Holdings, Inc.(a)                                                    27,688
     10,219   Interactive Brokers Group, Inc., Class A                                           382,395
      2,537   INTL. FCStone, Inc.(a)                                                              95,797
      5,189   Investment Technology Group, Inc.                                                  110,214
         94   Investors Title Co.                                                                 18,183
     29,130   Janus Henderson Group PLC(a)                                                       964,494
      4,507   Jason Industries, Inc.(a)                                                            5,814
     10,467   KCG Holdings, Inc., Class A(a)                                                     208,712
     13,533   Ladder Capital Corp.                                                               181,478
     20,288   Ladenburg Thalmann  Financial Services, Inc.(a)                                     49,503
     20,140   Lazard Ltd., Class A                                                               933,086
     13,893   Legg Mason, Inc.                                                                   530,157
     48,604   LendingClub Corp.(a)                                                               267,808
      1,296   LendingTree, Inc.(a)                                                               223,171
     13,059   Liberty Ventures, Series A(a)                                                      682,855
     13,361   LPL Financial Holdings, Inc.                                                       567,308
      5,863   MarketAxess Holdings, Inc.                                                       1,179,049
      1,640   Marlin Business Services  Corp.                                                     41,246
     58,906   MGIC Investment Corp.(a)                                                           659,747
      4,535   Moelis & Co., Class A                                                              176,185
      5,436   MoneyGram International, Inc.(a)                                                    93,771
     14,533   MSCI, Inc.                                                                       1,496,754
      2,846   Nelnet, Inc., Class A                                                              133,790
      3,072   NewStar Financial, Inc.                                                             32,256
      9,420   NMI Holdings, Inc., Class A(a)                                                     107,859
      8,929   NRG Yield, Inc., Class A                                                           152,329
      9,117   NRG Yield, Inc., Class C                                                           160,459
     16,212   Ocwen Financial Corp.(a)                                                            43,610
      6,601   On Deck Capital, Inc.(a)                                                            30,761
      8,167   OneMain Holdings, Inc.(a)                                                          200,827
      1,705   Oppenheimer Holdings, Inc., Class A                                                 27,962
      4,035   PICO Holdings, Inc.(a)                                                              70,612
      2,366   Piper Jaffray Cos.                                                                 141,842
      2,864   PJT Partners, Inc., Class A                                                        115,190
      7,260   PRA Group, Inc.(a)                                                                 275,154
      3,173   Pzena Investment Management, Inc., Class A                                          32,238
     36,684   Radian Group, Inc.                                                                 599,783
        718   Regional Management Corp.(a)                                                        16,966
      4,085   Safeguard Scientifics, Inc.(a)                                                      48,611
     17,383   Santander Consumer USA Holdings, Inc.(a)                                           221,807
     20,922   SEI Investments Co.                                                              1,125,185
     67,458   SLM Corp.(a)                                                                       775,767
      3,587   Stewart Information Services Corp.                                                 162,778
     10,470   Stifel Financial Corp.(a)                                                          481,411

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                                                   SCHEDULE OF INVESTMENTS |  33

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     37,306   TD Ameritrade Holding Corp.                                                   $  1,603,785
      5,265   TESARO, Inc.(a)                                                                    736,363
      4,302   U.S. Global Investors, Inc., Class A                                                 6,582
      6,407   Virtu Financial, Inc., Class A                                                     113,084
        959   Virtus Investment Partners, Inc.                                                   106,401
      6,405   VolitionRX Ltd.(a)                                                                  22,674
     29,818   Voya Financial, Inc.                                                             1,099,986
     12,521   Waddell & Reed Financial, Inc., Class A                                            236,396
      4,301   Walker & Dunlop, Inc.(a)                                                           210,018
      1,466   Westwood Holdings Group, Inc.                                                       83,108
     17,278   WisdomTree Investments, Inc.                                                       175,717
     33,498   WMIH Corp.(a)                                                                       41,872
      1,064   World Acceptance Corp.(a)                                                           79,704
                                                                                            ------------
                                                                                              29,720,355
                                                                                            ------------
FIXED LINE TELECOMMUNICATIONS - 0.3%
     14,330   8x8, Inc.(a)                                                                       208,502
      6,259   Cincinnati Bell, Inc.(a)                                                           122,363
      7,242   Consolidated Communications Holdings, Inc.                                         155,486
      3,773   Fairpoint Communications, Inc.(a)                                                   59,047
    181,470   Frontier Communications Corp.(b)                                                   210,505
      4,977   General Communication, Inc., Class A(a)                                            182,357
      3,853   GTT Communications, Inc.(a)                                                        121,947
      2,127   Hawaiian Telcom Holdco, Inc.(a)                                                     53,154
      4,461   HC2 Holdings, Inc.(a)                                                               26,231
      2,972   IDT Corp., Class B                                                                  42,708
      4,097   Lumos Networks Corp.(a)                                                             73,213
      1,413   Straight Path Communications, Inc., Class B(a)                                     253,845
     30,027   Vonage Holdings Corp.(a)                                                           196,377
     28,739   Windstream Holdings, Inc.                                                          111,507
     14,904   Zayo Group Holdings, Inc.(a)                                                       460,534
                                                                                            ------------
                                                                                               2,277,776
                                                                                            ------------
FOOD & DRUG RETAILERS - 0.5%
      6,174   Casey's General Stores, Inc.                                                       661,297
      3,358   Chefs' Warehouse, Inc.(a)                                                           43,654
      7,129   Core-Mark Holding Co., Inc.                                                        235,685
      6,690   Diplomat Pharmacy, Inc.(a)                                                          99,012
     10,229   GNC Holdings, Inc., Class A(b)                                                      86,230
      2,303   Ingles Markets, Inc., Class A                                                       76,690
      1,354   Natural Health Trends Corp.                                                         37,709
     14,665   Performance Food Group Co.(a)                                                      401,821
      3,455   PetMed Express, Inc.                                                               140,273
    169,282   Rite Aid Corp.(a)                                                                  499,382
      4,080   Smart & Final Stores, Inc.(a)                                                       37,128
      5,521   SpartanNash Co.                                                                    143,325
     20,641   Sprouts Farmers Market, Inc.(a)                                                    467,932
     41,309   SUPERVALU, Inc.(a)                                                                 135,907
      7,684   United Natural Foods, Inc.(a)                                                      282,003
      3,693   Vitamin Shoppe, Inc.(a)                                                             43,023
      2,324   Weis Markets, Inc.                                                                 113,225
                                                                                            ------------
                                                                                               3,504,296
                                                                                            ------------
FOOD PRODUCERS - 2.0%
        610   Alico, Inc.                                                                         19,093
      5,088   Amplify Snack Brands, Inc.(a)(b)                                                    49,048
      3,787   Andersons, Inc.                                                                    129,326
     10,478   B&G Foods, Inc.                                                                    373,017
     15,208   Blue Buffalo Pet Products, Inc.(a)                                                 346,894

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34  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     21,472   Bunge Ltd.                                                                    $  1,601,811
      4,515   Cal-Maine Foods, Inc.(a)                                                           178,794
      2,423   Calavo Growers, Inc.                                                               167,308
     27,867   Darling Ingredients, Inc.(a)                                                       438,627
     13,709   Dean Foods Co.                                                                     233,053
      1,660   Farmer Bros Co.(a)                                                                  50,215
     29,404   Flowers Foods, Inc.                                                                508,983
      5,263   Fresh Del Monte Produce, Inc.                                                      267,939
      2,228   Freshpet, Inc.(a)                                                                   36,985
      1,073   Griffin Industrial Realty, Inc.                                                     33,660
     16,751   Hain Celestial Group, Inc.(a)                                                      650,274
     11,297   Herbalife Ltd.(a)                                                                  805,815
     13,475   Hostess Brands, Inc.(a)                                                            216,948
      4,100   HQ Sustainable Maritime Industries, Inc.(a)(c)                                           -
     11,183   Ingredion, Inc.                                                                  1,333,125
      2,381   J&J Snack Foods Corp.                                                              314,459
      1,422   John B Sanfilippo & Son, Inc.                                                       89,742
     22,006   Lamb Weston Holdings, Inc.                                                         969,144
      2,973   Lancaster Colony Corp.                                                             364,549
      3,491   Lifevantage Corp.(a)                                                                15,116
      1,804   Lifeway Foods, Inc.(a)                                                              16,849
      2,404   Limoneira Co.                                                                       56,807
      5,425   Lipocine, Inc.(a)                                                                   21,809
        644   Mannatech, Inc.                                                                     10,240
      1,806   Medifast, Inc.                                                                      74,895
      1,817   MGP Ingredients, Inc.                                                               92,976
      1,376   Nutraceutical International Corp.                                                   57,310
      4,434   Nutrisystem, Inc.                                                                  230,790
      3,642   Omega Protein Corp.                                                                 65,192
      2,839   Phibro Animal Health Corp., Class A                                                105,185
      9,086   Pilgrim's Pride Corp.(a)                                                           199,165
     18,245   Pinnacle Foods, Inc.                                                             1,083,753
     10,224   Post Holdings, Inc.(a)                                                             793,894
         59   Reliv International, Inc.(a)                                                           519
      2,724   Rocky Mountain Chocolate Factory, Inc.                                              32,143
      2,996   Sanderson Farms, Inc.                                                              346,487
         38   Seaboard Corp.                                                                     151,810
      1,343   Seneca Foods Corp., Class A(a)                                                      41,700
     13,467   Snyders-Lance, Inc.                                                                466,228
      2,779   Tootsie Roll Industries, Inc.                                                       96,848
      9,028   TreeHouse Foods, Inc.(a)                                                           737,497
     20,522   U.S. Foods Holding  Corp.(a)                                                       558,609
      1,572   USANA Health Sciences, Inc.(a)                                                     100,765
                                                                                            ------------
                                                                                              14,535,396
                                                                                            ------------
FORESTRY & PAPER - 0.2%
      2,534   Clearwater Paper Corp.(a)                                                          118,464
      1,574   Deltic Timber Corp.                                                                117,515
      9,442   Domtar Corp.                                                                       362,762
     13,378   KapStone Paper and Packaging Corp.                                                 275,988
      6,229   Mercer International, Inc.                                                          71,634
      2,503   Neenah Paper, Inc.                                                                 200,866
      6,319   PH Glatfelter Co.                                                                  123,473
     12,838   Resolute Forest Products(a)                                                         56,487
      2,308   Veritiv Corp.(a)                                                                   103,860
      5,490   Verso Corp., Class A(a)                                                             25,748
                                                                                            ------------
                                                                                               1,456,797
                                                                                            ------------
GAS, WATER & MULTI-UTILITIES - 1.5%
      5,470   American States Water Co.                                                          259,333
     27,284   Aqua America, Inc.                                                                 908,557
      1,250   Artesian Resources Corp., Class A                                                   47,050
     16,009   Atmos Energy Corp.                                                               1,327,947
      9,641   Avista Corp.                                                                       409,357
      4,834   Cadiz, Inc.(a)                                                                      65,259
      7,033   California Water Service Group                                                     258,814
      2,612   Chesapeake Utilities Corp.                                                         195,769

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                                                   SCHEDULE OF INVESTMENTS |  35

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      2,258   Connecticut Water Service, Inc.                                               $    125,342
      1,820   Delta Natural Gas Co., Inc.                                                         55,455
      2,422   Gas Natural, Inc.                                                                   31,244
      3,673   Genie Energy Ltd., Class B                                                          27,988
      2,592   Middlesex Water Co.                                                                102,643
     13,759   National Fuel Gas Co.                                                              768,303
     12,980   New Jersey Resources Corp.                                                         515,306
      4,404   Northwest Natural Gas Co.                                                          263,579
      7,794   ONE Gas, Inc.                                                                      544,099
     11,944   PNM Resources, Inc.                                                                456,858
      2,773   RGC Resources, Inc.                                                                 78,559
      2,322   SJW Corp.                                                                          114,196
     12,485   South Jersey Industries, Inc.                                                      426,613
      7,106   Southwest Gas Holdings, Inc.                                                       519,164
        918   Spark Energy, Inc., Class A                                                         17,258
      6,930   Spire, Inc.                                                                        483,368
     26,803   UGI Corp.                                                                        1,297,533
     13,062   Vectren Corp.                                                                      763,343
      7,652   WGL Holdings, Inc.                                                                 638,406
      2,157   York Water Co.                                                                      75,172
                                                                                            ------------
                                                                                              10,776,515
                                                                                            ------------
GENERAL INDUSTRIALS - 1.7%
     10,812   Actuant Corp., Class A                                                             265,975
     10,013   Aptargroup, Inc.                                                                   869,729
     15,473   Bemis Co., Inc.                                                                    715,626
     20,191   Berry Global Group, Inc.(a)                                                      1,151,089
     10,018   Carlisle Cos., Inc.                                                                955,717
     22,267   Crown Holdings, Inc.(a)                                                          1,328,449
      4,188   CryoPort, Inc.(a)                                                                   20,605
      3,673   Global Brass & Copper Holdings, Inc.                                               112,210
     51,302   Graphic Packaging Holding Co.                                                      706,941
      3,637   Greif, Inc., Class A                                                               202,872
      1,414   Greif, Inc., Class B                                                                85,406
     11,862   Harsco Corp.(a)                                                                    190,978
     13,665   ITT, Inc.                                                                          549,060
      4,881   Landec Corp.(a)                                                                     72,483
      2,155   Multi-Color Corp.                                                                  175,848
      3,762   Myers Industries, Inc.                                                              67,528
      5,878   Otter Tail Corp.                                                                   232,769
     25,629   Owens-Illinois, Inc.(a)                                                            613,046
     14,735   Packaging Corp. of America                                                       1,641,332
      5,522   Raven Industries, Inc.                                                             183,883
     15,645   Rexnord Corp.(a)                                                                   363,746
     12,070   Silgan Holdings, Inc.                                                              383,585
     15,900   Sonoco Products Co.                                                                817,578
      6,652   TriMas Corp.(a)                                                                    138,694
      1,471   UFP Technologies, Inc.(a)                                                           41,629
                                                                                            ------------
                                                                                              11,886,778
                                                                                            ------------
GENERAL RETAILERS - 4.0%
      5,670   1-800-Flowers.com, Inc., Class A(a)                                                 55,283
      9,518   Aaron's, Inc.                                                                      370,250
     10,514   Abercrombie & Fitch Co., Class A                                                   130,794
      8,559   Adtalem Global Education, Inc.                                                     324,814
        821   AMERCO, Inc.                                                                       300,535
      1,386   America's Car-Mart, Inc.(a)                                                         53,915
     25,423   American Eagle Outfitters, Inc.                                                    306,347
      2,731   American Public Education, Inc.(a)                                                  64,588
     22,816   Antero Resources Corp.(a)                                                          493,054
      3,061   Asbury Automotive Group, Inc.(a)                                                   173,100
     25,130   Ascena Retail Group, Inc.(a)                                                        54,030
        652   At Home Group, Inc.(a)                                                              15,185
      2,014   Autobytel, Inc.(a)                                                                  25,397
      6,163   Barnes & Noble Education, Inc.(a)                                                   65,513
      8,898   Barnes & Noble, Inc.                                                                67,625
      9,402   Beacon Roofing Supply, Inc.(a)                                                     460,698
      2,684   Big 5 Sporting Goods Corp.                                                          35,026

================================================================================

36  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      6,639   Big Lots, Inc.                                                                $    320,664
      2,228   Bon-Ton Stores, Inc.(a)                                                                975
      2,185   Boot Barn Holdings, Inc.(a)(b)                                                      15,470
      2,758   Bridgepoint Education, Inc.(a)                                                      40,708
      8,004   Bright Horizons Family Solutions, Inc.(a)                                          617,989
      3,973   Buckle, Inc.                                                                        70,719
      2,727   Build-A-Bear Workshop, Inc.(a)                                                      28,497
     11,157   Burlington Stores, Inc.(a)                                                       1,026,332
      7,999   Cabela's, Inc.(a)                                                                  475,301
      7,646   Caleres, Inc.                                                                      212,406
      4,720   Cambium Learning Group, Inc.(a)                                                     23,930
      1,792   Capella Education Co.                                                              153,395
      1,738   Care.com, Inc.(a)                                                                   26,244
     10,687   Career Education Corp.(a)                                                          102,595
      2,462   Carriage Services, Inc.                                                             66,376
     11,105   Cars.com, Inc.(a)                                                                  295,726
      1,825   Carvana Co.(a)                                                                      37,358
      3,894   Cato Corp., Class A                                                                 68,495
     23,348   CDK Global, Inc.                                                                 1,448,977
      8,886   Chegg, Inc.(a)                                                                     109,209
      2,486   Chemed Corp.                                                                       508,462
     19,485   Chico's FAS, Inc.                                                                  183,549
      2,981   Children's Place, Inc.                                                             304,360
      6,159   Christopher & Banks Corp.(a)                                                         8,068
      2,593   Citi Trends, Inc.                                                                   55,023
     15,034   Clean Energy Fuels Corp.(a)                                                         38,186
      1,741   Collectors Universe, Inc.                                                           43,264
      3,781   Conn's, Inc.(a)                                                                     72,217
      2,847   Container Store Group, Inc.(a)                                                      16,854
     31,934   Copart, Inc.(a)                                                                  1,015,182
      2,770   Destination Maternity Corp.(a)                                                       8,975
      8,559   Destination XL Group, Inc.(a)                                                       20,114
     13,922   Dick's Sporting Goods, Inc.                                                        554,513
      3,993   Dillard's, Inc., Class A                                                           230,356
     11,768   DSW, Inc., Class A                                                                 208,294
      1,062   Emerald Expositions Events, Inc.                                                    23,258
     16,289   Etsy, Inc.(a)                                                                      244,335
      7,906   EVINE Live, Inc.(a)                                                                  7,906
     12,371   Express, Inc.(a)                                                                    83,504
      6,356   Finish Line, Inc., Class A                                                          90,065
      8,397   Five Below, Inc.(a)                                                                414,560
      6,453   Francesca's Holdings Corp.(a)                                                       70,596
      4,994   Fred's, Inc., Class A                                                               46,095
      3,190   FTD Cos., Inc.(a)                                                                   63,800
      3,595   Gaia, Inc.(a)                                                                       40,264
     17,079   GameStop Corp., Class A                                                            369,077
      3,006   Genesco, Inc.(a)                                                                   101,903
      7,545   Grand Canyon Education, Inc.(a)                                                    591,603
      3,063   Group 1 Automotive, Inc.                                                           193,949
     13,902   GrubHub, Inc.(a)                                                                   606,127
      9,276   Guess?, Inc.                                                                       118,547
      3,228   Haverty Furniture Cos., Inc.                                                        81,023
      3,484   Hibbett Sports, Inc.(a)                                                             72,293
      9,955   Hillenbrand, Inc.                                                                  359,375
     15,421   Houghton Mifflin Harcourt Co.(a)                                                   189,678
      4,839   HSN, Inc.                                                                          154,364
      1,051   J. Jill, Inc.(a)                                                                    12,917
     46,484   JC Penney Co., Inc.(a)(b)                                                          216,151
      5,636   K12, Inc.(a)                                                                       100,997
     21,349   KAR Auction Services, Inc.                                                         896,018
      2,707   Kirkland's, Inc.(a)                                                                 27,828
      2,026   Lands' End, Inc.(a)                                                                 30,187
      5,435   Laureate Education, Inc., Class A(a)                                                95,276
      4,477   Liquidity Services, Inc.(a)                                                         28,429
      4,016   Lithia Motors, Inc., Class A                                                       378,428
      4,057   Lumber Liquidators Holdings, Inc.(a)                                               101,668
      4,129   MarineMax, Inc.(a)                                                                  80,722

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                                                   SCHEDULE OF INVESTMENTS |  37

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,866   Matthews International Corp., Class A                                         $    298,042
     17,531   Michaels Cos., Inc.(a)                                                             324,674
      5,679   Monro Muffler Brake, Inc.                                                          237,098
      5,579   Murphy USA, Inc.(a)                                                                413,460
     84,454   Office Depot, Inc.                                                                 476,321
      7,432   Ollie's Bargain Outlet Holdings, Inc.(a)                                           316,603
      2,766   Overstock.com, Inc.(a)                                                              45,086
      3,899   Party City Holdco, Inc.(a)                                                          61,019
      1,516   PCM, Inc.(a)                                                                        28,425
      5,762   Penske Automotive Group, Inc.                                                      253,009
      1,362   Perfumania Holdings, Inc.(a)                                                         2,315
     12,905   Pier 1 Imports, Inc.                                                                66,977
      3,440   PriceSmart, Inc.                                                                   301,344
      2,023   Providence Service Corp.(a)                                                        102,384
      5,145   RealNetworks, Inc.(a)                                                               22,278
      5,786   Regis Corp.(a)                                                                      59,422
      7,864   Rent-A-Center, Inc.                                                                 92,166
      5,091   RH(a)(b)                                                                           328,471
     15,119   Rollins, Inc.                                                                      615,494
      5,240   Rush Enterprises, Inc., Class A(a)                                                 194,823
     22,385   Sally Beauty Holdings,  Inc.(a)                                                    453,296
      7,621   Sears Holdings Corp.(a)(b)                                                          67,522
     29,697   Service Corp. International                                                        993,365
     21,046   ServiceMaster Global Holdings, Inc.(a)                                             824,793
      2,381   Shoe Carnival, Inc.                                                                 49,715
      5,172   Shutterfly, Inc.(a)                                                                245,670
      5,306   SiteOne Landscape Supply, Inc.(a)                                                  276,230
      4,134   Sonic Automotive, Inc., Class A                                                     80,406
      7,190   Sotheby's(a)                                                                       385,887
      2,950   SP Plus Corp.(a)                                                                    90,122
      4,298   Sportsman's Warehouse Holdings, Inc.(a)                                             23,209
      4,672   Stage Stores, Inc.                                                                   9,718
      2,505   Stamps.com, Inc.(a)                                                                387,962
      4,383   Stein Mart, Inc.                                                                     7,407
      1,653   Strayer Education, Inc.                                                            154,093
      7,130   Tailored Brands, Inc.                                                               79,571
      5,605   Tile Shop Holdings, Inc.                                                           115,743
      2,671   Titan Machinery, Inc.(a)                                                            48,025
     11,249   TrueCar, Inc.(a)                                                                   224,193
      3,225   Trupanion, Inc.(a)(b)                                                               72,176
      6,404   Tuesday Morning Corp.(a)                                                            12,168
     13,666   Urban Outfitters, Inc.(a)                                                          253,368
     12,570   VCA, Inc.(a)                                                                     1,160,337
      4,031   Weight Watchers International, Inc.(a)                                             134,716
      3,086   West Marine, Inc.                                                                   39,655
     12,984   Williams-Sonoma, Inc.                                                              629,724
        437   Winmark Corp.                                                                       56,351
      2,839   Zumiez, Inc.(a)                                                                     35,062
                                                                                            ------------
                                                                                              28,445,775
                                                                                            ------------
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
      2,226   AAC Holdings, Inc.(a)                                                               15,426
      3,511   Abaxis, Inc.                                                                       186,153
      6,466   ABIOMED, Inc.(a)                                                                   926,578
     11,606   Acadia Healthcare Co., Inc.(a)                                                     573,104
     12,884   Accuray, Inc.(a)                                                                    61,199
      7,324   AdCare Health Systems, Inc.(a)                                                       7,031
      1,286   Addus HomeCare Corp.(a)                                                             47,839
     14,033   Alere, Inc.(a)                                                                     704,316
      2,209   Alliance HealthCare Services, Inc.(a)                                               29,380
      2,437   Almost Family, Inc.(a)                                                             150,241
      1,899   Alphatec Holdings, Inc.(a)                                                           3,570
      4,240   Amedisys, Inc.(a)                                                                  266,314
      1,388   American Renal Associates Holdings, Inc.(a)                                         25,747
      1,873   Analogic Corp.                                                                     136,073
      7,769   AngioDynamics, Inc.(a)                                                             125,935
      2,272   Anika Therapeutics, Inc.(a)                                                        112,100
     26,095   Antares Pharma, Inc.(a)                                                             84,026
      5,376   AtriCure, Inc.(a)                                                                  130,368

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38  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
        224   Atrion Corp.                                                                  $    144,099
      4,935   AxoGen, Inc.(a)                                                                     82,661
      3,312   Bio-Rad Laboratories, Inc., Class A(a)                                             749,539
     11,125   Biolase, Inc.(a)                                                                    10,791
     20,256   BioScrip, Inc.(a)                                                                   54,995
      3,656   Biostage, Inc.(a)                                                                    1,506
      4,630   BioTelemetry, Inc.(a)                                                              154,874
      4,719   Bovie Medical Corp.(a)                                                              11,656
     28,172   Brookdale Senior Living, Inc.(a)                                                   414,410
     17,485   Bruker Corp.                                                                       504,267
     12,261   CalAtlantic Group, Inc.                                                            433,426
      5,957   Cantel Medical Corp.                                                               464,110
      4,670   Capital Senior Living Corp.(a)                                                      71,031
      5,198   Cardiovascular Systems, Inc.(a)                                                    167,532
      2,868   Civitas Solutions, Inc.(a)                                                          50,190
      6,713   Cogentix Medical, Inc.(a)                                                           11,681
     17,321   Community Health Systems, Inc.(a)                                                  172,517
      5,799   ConforMIS, Inc.(a)                                                                  24,878
      3,573   CONMED Corp.                                                                       182,009
     20,807   Corindus Vascular Robotics, Inc.(a)(b)                                              38,701
      1,635   Corvel Corp.(a)                                                                     77,581
      4,639   CryoLife, Inc.(a)                                                                   92,548
      2,275   Cutera, Inc.(a)                                                                     58,923
      4,303   CytoSorbents Corp.(a)                                                               18,503
     13,180   DexCom, Inc.(a)                                                                    964,117
      3,562   Dextera Surgical, Inc.(a)                                                            1,069
     12,883   Endologix, Inc.(a)                                                                  62,611
      6,892   Ensign Group, Inc.                                                                 150,039
      1,877   Exactech, Inc.(a)                                                                   55,935
     16,250   Five Star Senior Living, Inc.(a)                                                    24,375
      4,592   Fluidigm Corp.(a)                                                                   18,552
      1,417   FONAR Corp.(a)                                                                      39,322
      5,313   Genesis Healthcare, Inc.(a)                                                          9,245
      7,790   GenMark Diagnostics, Inc.(a)                                                        92,156
      1,961   Glaukos Corp.(a)                                                                    81,323
     11,083   Globus Medical, Inc., Class A(a)                                                   367,401
      7,760   Haemonetics Corp.(a)                                                               306,442
      8,221   Halyard Health, Inc.(a)                                                            322,921
     11,747   Healthcare Services Group, Inc.                                                    550,112
     13,931   HealthSouth Corp.                                                                  674,260
      3,976   HealthStream, Inc.(a)                                                              104,648
      9,361   Hill-Rom Holdings, Inc.                                                            745,229
     13,041   HMS Holdings Corp.(a)                                                              241,259
      2,348   ICU Medical, Inc.(a)                                                               405,030
      2,528   Inogen, Inc.(a)                                                                    241,222
      9,891   Insulet Corp.(a)                                                                   507,507
      9,568   Integra LifeSciences Holdings Corp.(a)                                             521,552
      4,481   Intersect ENT, Inc.(a)                                                             125,244
      4,891   Invacare Corp.                                                                      64,561
        629   iRhythm Technologies, Inc.(a)                                                       26,726
     11,502   Juno Therapeutics, Inc.(a)                                                         343,795
      6,090   K2M Group Holdings, Inc.(a)                                                        148,352
     12,162   Kindred Healthcare, Inc.                                                           141,687
      3,210   Lantheus Holdings, Inc.(a)                                                          56,657
      1,026   LeMaitre Vascular, Inc.                                                             32,032
      2,418   LHC Group, Inc.(a)                                                                 164,158
      6,081   LifePoint Health, Inc.(a)                                                          408,339
      6,732   LivaNova PLC(a)                                                                    412,066
      3,447   Magellan Health, Inc.(a)                                                           251,286
      6,952   Masimo Corp.(a)                                                                    633,883
     15,170   MEDNAX, Inc.(a)                                                                    915,813
      6,734   Meridian Bioscience, Inc.                                                          106,061
      8,267   Merit Medical Systems, Inc.(a)                                                     315,386
      6,417   Molina Healthcare, Inc.(a)                                                         443,928
      4,291   Natera, Inc.(a)                                                                     46,600
      1,472   National Healthcare Corp.                                                          103,246
      5,169   Natus Medical, Inc.(a)                                                             192,804
     26,298   Navidea Biopharmaceuticals, Inc.(a)                                                 13,412
      6,464   Neogen Corp.(a)                                                                    446,727
      9,277   NeoGenomics, Inc.(a)                                                                83,122

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                                                   SCHEDULE OF INVESTMENTS |  39

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      3,648   Nevro Corp.(a)                                                                $    271,521
      7,914   NuVasive, Inc.(a)                                                                  608,745
      9,415   NxStage Medical, Inc.(a)                                                           236,034
      6,517   Omnicell, Inc.(a)                                                                  280,883
      9,831   OraSure Technologies, Inc.(a)                                                      169,683
      2,789   Orthofix International NV(a)                                                       129,633
      9,148   Owens & Minor, Inc.                                                                294,474
      8,237   PAREXEL International Corp.(a)                                                     715,878
      4,182   Penumbra, Inc.(a)                                                                  366,971
      4,613   PharMerica Corp.(a)                                                                121,091
      1,320   Psychemedics Corp.                                                                  32,934
      4,380   Quidel Corp.(a)                                                                    118,873
      4,330   Quorum Health Corp.(a)                                                              17,970
      8,267   R1 RCM, Inc.(a)                                                                     31,001
      5,911   RadNet, Inc.(a)                                                                     45,810
         26   Rennova Health, Inc.(a)                                                                 10
     22,052   ResMed, Inc.                                                                     1,717,189
      4,605   Retractable Technologies, Inc.(a)                                                    5,894
      7,565   Rockwell Medical, Inc.(a)                                                           59,990
     10,112   RTI Surgical, Inc.(a)                                                               59,155
      1,779   SeaSpine Holdings Corp.(a)                                                          20,494
     16,098   Select Medical Holdings Corp.(a)                                                   247,104
      3,374   Spark Therapeutics, Inc.(a)                                                        201,563
      6,991   Spectranetics Corp.(a)                                                             268,454
      5,027   STAAR Surgical Co.(a)                                                               54,292
     13,340   STERIS PLC                                                                       1,087,210
      3,215   Surgery Partners, Inc.(a)                                                           73,141
      2,327   SurModics, Inc.(a)                                                                  65,505
      4,053   T2 Biosystems, Inc.(a)                                                              13,010
      3,670   Tandem Diabetes Care, Inc.(a)                                                        2,936
      5,708   Teladoc, Inc.(a)                                                                   198,068
      7,031   Teleflex, Inc.                                                                   1,460,761
     12,189   Tenet Healthcare Corp.(a)                                                          235,735
      5,011   Tivity Health, Inc.(a)                                                             199,688
      3,526   Triple-S Management Corp., Class B(a)                                               59,625
      1,955   U.S. Physical Therapy, Inc.                                                        118,082
        662   Utah Medical Products, Inc.                                                         47,929
      5,658   Varex Imaging Corp.(a)                                                             191,240
      4,039   ViewRay, Inc.(a)                                                                    26,132
      1,837   Viveve Medical, Inc.(a)                                                             13,190
     13,221   VWR Corp.(a)                                                                       436,425
      7,053   WellCare Health Plans, Inc.(a)                                                   1,266,437
     11,434   West Pharmaceutical Services, Inc.                                               1,080,742
     17,581   Wright Medical Group NV(a)                                                         483,302
      2,989   Zafgen, Inc.(a)                                                                     10,491
                                                                                            ------------
                                                                                              32,685,335
                                                                                            ------------
HOUSEHOLD GOODS & HOME CONSTRUCTION - 1.6%
     16,442   ACCO Brands Corp.(a)                                                               191,549
      1,739   Bassett Furniture Industries, Inc.                                                  65,995
      5,712   Beazer Homes USA, Inc.(a)                                                           78,369
      6,373   Briggs & Stratton Corp.                                                            153,589
      1,393   Cavco Industries, Inc.(a)                                                          180,602
      6,265   Central Garden & Pet Co., Class A(a)                                               188,075
      1,607   Century Communities, Inc.(a)                                                        39,854
      1,034   Compx International, Inc.                                                           15,769
      1,729   Comstock Holdings Cos., Inc.(a)                                                      3,493
      2,900   Dixie Group, Inc.(a)                                                                13,050
      8,921   Edgewell Personal Care Co.(a)                                                      678,174
      9,658   Energizer Holdings, Inc.                                                           463,777
      3,943   Ethan Allen Interiors, Inc.                                                        127,359
      1,215   Flexsteel Industries, Inc.                                                          65,744
      2,823   Forward Industries, Inc.(a)                                                          2,992
      8,959   Herman Miller, Inc.                                                                272,354
      6,656   HNI Corp.                                                                          265,375
      1,876   Hooker Furniture Corp.                                                              77,197
     21,351   Hovnanian Enterprises, Inc., Class A(a)                                             59,783
      9,610   Interface, Inc.                                                                    188,837

================================================================================

40  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,266   iRobot Corp.(a)                                                               $    358,941
     12,278   KB Home                                                                            294,304
      7,374   Knoll, Inc.                                                                        147,849
      7,437   La-Z-Boy, Inc.                                                                     241,703
      2,808   LGI Homes, Inc.(a)                                                                 112,825
      3,627   Libbey, Inc.                                                                        29,234
      2,050   Lifetime Brands, Inc.                                                               37,208
      4,013   M/I Homes, Inc.(a)                                                                 114,571
      5,937   MDC Holdings, Inc.                                                                 209,754
      5,844   Meritage Homes Corp.(a)                                                            246,617
        790   National Presto Industries, Inc.                                                    87,295
        549   NVR, Inc.(a)                                                                     1,323,425
      1,129   Oil-Dri Corp. of America                                                            47,429
      6,850   Scotts Miracle-Gro Co., Class A                                                    612,801
      7,058   Select Comfort Corp.(a)                                                            250,488
      3,826   Spectrum Brands Holdings, Inc.                                                     478,403
     12,921   Steelcase, Inc., Class A                                                           180,894
      9,638   Taylor Morrison Home Corp., Class A(a)                                             231,408
      7,764   Tempur Sealy International, Inc.(a)                                                414,520
     23,980   Toll Brothers, Inc.                                                                947,450
     27,495   TRI Pointe Group, Inc.(a)                                                          362,659
      7,915   Tupperware Brands Corp.                                                            555,870
      5,315   Virco Manufacturing Corp.(a)                                                        28,435
      4,889   Wayfair, Inc., Class A(a)                                                          375,866
      2,701   WD-40 Co.                                                                          298,055
      4,111   William Lyon Homes, Class A(a)                                                      99,240
                                                                                            ------------
                                                                                              11,219,181
                                                                                            ------------
INDUSTRIAL ENGINEERING - 3.2%
     10,320   AGCO Corp.                                                                         695,465
      1,607   Alamo Group, Inc.                                                                  145,932
      4,299   Albany International Corp., Class A                                                229,567
      5,297   Altra Industrial Motion Corp.                                                      210,821
      1,354   American Railcar Industries, Inc.                                                   51,858
      2,944   Astec Industries, Inc.                                                             163,421
      8,137   Babcock & Wilcox Enterprises, Inc.(a)                                               95,691
      4,880   Broadwind Energy, Inc.(a)                                                           24,595
      4,277   Ceco Environmental Corp.                                                            39,263
        494   Chicago Rivet & Machine Co.                                                         17,784
      2,547   CIRCOR International, Inc.                                                         151,241
     15,975   Colfax Corp.(a)                                                                    628,936
      2,933   Columbus McKinnon Corp.                                                             74,557
      5,294   Commercial Vehicle Group, Inc.(a)                                                   44,734
      8,061   Crane Co.                                                                          639,882
      2,800   DMC Global, Inc.                                                                    36,680
     20,977   Donaldson Co., Inc.                                                                955,293
      3,445   Douglas Dynamics, Inc.                                                             113,341
      5,232   Energy Recovery, Inc.(a)                                                            43,373
      3,973   EnPro Industries, Inc.                                                             283,553
      9,098   Federal Signal Corp.                                                               157,941
      5,838   Franklin Electric Co., Inc.                                                        241,693
      2,656   FreightCar America, Inc.                                                            46,188
      4,747   Gardner Denver Holdings, Inc.(a)                                                   102,583
      6,015   GATX Corp.                                                                         386,584
      2,838   Gorman-Rupp Co.                                                                     72,284
      8,754   Graco, Inc.                                                                        956,637
      1,902   Graham Corp.                                                                        37,393
      4,279   Greenbrier Cos., Inc.                                                              197,904
      4,783   H&E Equipment Services, Inc.                                                        97,621
      3,297   Horizon Global Corp.(a)                                                             47,345
      1,373   Hurco Cos., Inc.                                                                    47,712
      1,727   Hyster-Yale Materials Handling, Inc.                                               121,322
     11,736   IDEX Corp.                                                                       1,326,285
      4,869   John Bean Technologies Corp.                                                       477,162
      1,829   Kadant, Inc.                                                                       137,541
     11,991   Kennametal, Inc.                                                                   448,703
        998   Key Technology, Inc.(a)                                                             13,723

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                                                   SCHEDULE OF INVESTMENTS |  41

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      5,240   Kimball International, Inc., Class B                                          $     87,456
      9,781   Lincoln Electric Holdings, Inc.                                                    900,732
      1,858   Lindsay Corp.                                                                      165,827
      2,799   Lydall, Inc.(a)                                                                    144,708
      2,717   Manitex International,  Inc.(a)                                                     18,965
     23,435   Manitowoc Co., Inc.(a)                                                             140,844
      3,097   Materion Corp.                                                                     115,828
     14,861   Meritor, Inc.(a)                                                                   246,841
      9,126   Middleby Corp.(a)                                                                1,108,900
      8,386   Milacron Holdings Corp.(a)                                                         147,510
      2,019   Miller Industries, Inc.                                                             50,172
      4,681   MSA Safety, Inc.                                                                   379,957
      9,270   Mueller Industries, Inc.                                                           282,272
        799   NACCO Industries, Inc., Class A                                                     56,609
      9,906   Navistar International Corp.(a)                                                    259,834
        875   Neff Corp., Class A(a)                                                              16,625
      4,181   NN, Inc.                                                                           114,768
      8,275   Nordson Corp.                                                                    1,003,923
     11,784   Oshkosh Corp.                                                                      811,682
      3,681   Paylocity Holding Corp.(a)                                                         166,308
      1,937   Perma-Pipe International Holdings, Inc.(a)                                          15,496
      3,660   Proto Labs, Inc.(a)                                                                246,135
        951   REV Group, Inc.                                                                     26,324
      5,545   Spartan Motors, Inc.                                                                49,073
      6,490   SPX Corp.(a)                                                                       163,288
      6,381   SPX FLOW, Inc.(a)                                                                  235,331
      2,053   Standex International Corp.                                                        186,207
      3,942   Sun Hydraulics Corp.                                                               168,205
        817   Supreme Industries, Inc., Class A                                                   13,440
      2,625   Tennant Co.                                                                        193,725
     15,786   Terex Corp.                                                                        591,975
     11,296   Timken Co.                                                                         522,440
      5,808   TimkenSteel Corp.(a)                                                                89,269
     16,959   Toro Co.                                                                         1,175,089
     23,379   Trinity Industries, Inc.                                                           655,313
      1,831   Twin Disc, Inc.(a)                                                                  29,552
     10,252   Wabash National Corp.                                                              225,339
     13,427   Wabtec Corp.                                                                     1,228,570
     22,964   Welbilt, Inc.(a)                                                                   432,871
      8,805   Woodward, Inc.                                                                     595,042
                                                                                            ------------
                                                                                              22,625,053
                                                                                            ------------
INDUSTRIAL METALS & MINING - 0.9%
     48,143   AK Steel Holding Corp.(a)                                                          316,300
     22,764   Alcoa Corp.                                                                        743,245
     16,681   Allegheny Technologies, Inc.                                                       283,744
      1,955   Ampco-Pittsburgh Corp.                                                              28,836
      7,069   Carpenter Technology Corp.                                                         264,593
      7,937   Century Aluminum Co.(a)                                                            123,658
     42,381   Cliffs Natural Resources, Inc.(a)                                                  293,277
     17,547   Commercial Metals Co.                                                              340,938
      2,787   Friedman Industries, Inc.                                                           15,830
        780   Handy & Harman Ltd.(a)                                                              24,492
      2,039   Haynes International, Inc.                                                          74,036
      3,159   Kaiser Aluminum Corp.                                                              279,635
     36,703   McEwen Mining, Inc.                                                                 96,529
      1,597   Olympic Steel, Inc.                                                                 31,110
      5,569   Real Industry, Inc.(a)                                                              16,150
     11,267   Reliance Steel & Aluminum Co.                                                      820,350
      2,400   Ryerson Holding Corp.(a)                                                            23,760
     38,303   Steel Dynamics, Inc.                                                             1,371,630
      2,147   Synalloy Corp.(a)                                                                   24,368
     27,323   United States Steel Corp.                                                          604,931
      1,302   Universal Stainless & Alloy Products, Inc.(a)                                       25,389
     19,733   Uranium Energy Corp.(a)(b)                                                          31,376
      6,911   Worthington Industries, Inc.                                                       347,070
                                                                                            ------------
                                                                                               6,181,247
                                                                                            ------------
INDUSTRIAL TRANSPORTATION - 1.4%
     14,722   Air Lease Corp.                                                                    550,014
      7,220   Air Transport Services Group, Inc.(a)                                              157,252

================================================================================

42  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      8,419   Aircastle Ltd.                                                                $    183,113
      3,519   ArcBest Corp.                                                                       72,491
      6,365   Ardmore Shipping Corp.                                                              51,875
      3,769   Atlas Air Worldwide Holdings, Inc.(a)                                              196,553
      2,930   CAI International, Inc.(a)                                                          69,148
      4,175   Celadon Group, Inc.                                                                 13,151
      2,275   Covenant Transportation Group, Inc., Class A(a)                                     39,881
      1,982   Daseke, Inc.(a)                                                                     22,060
      4,536   Echo Global Logistics, Inc.(a)                                                      90,266
      4,502   Forward Air Corp.                                                                  239,867
      1,209   FRP Holdings, Inc.(a)                                                               55,795
        177   Genco Shipping & Trading, Ltd.(a)                                                    1,676
     12,477   Gener8 Maritime, Inc.(a)                                                            70,994
      9,759   Genesee & Wyoming, Inc., Class A(a)                                                667,418
      6,722   Heartland Express, Inc.                                                            139,952
      5,287   Hub Group, Inc., Class A(a)                                                        202,756
      6,407   International Seaways, Inc.(a)                                                     138,840
      8,071   Kirby Corp.(a)                                                                     539,546
      9,738   Knight Transportation, Inc.                                                        360,793
      6,328   Landstar System, Inc.                                                              541,677
     11,772   Macquarie Infrastructure Corp.                                                     922,925
      3,567   Marten Transport Ltd.                                                               97,736
      6,329   Matson, Inc.                                                                       190,123
     10,806   Old Dominion Freight Line, Inc.                                                  1,029,163
      5,813   Overseas Shipholding Group, Inc., Class A(a)                                        15,463
        659   PAM Transportation  Services, Inc.(a)                                               12,488
        627   Patriot Transportation Holding, Inc.(a)                                             11,204
      8,457   PHH Corp.(a)                                                                       116,453
      3,916   Radiant Logistics, Inc.(a)                                                          21,068
      5,032   Rand Logistics, Inc.(a)                                                              1,962
      4,706   Roadrunner Transportation Systems, Inc.(a)                                          34,213
      7,675   Ryder System, Inc.                                                                 552,447
      4,133   Saia, Inc.(a)                                                                      212,023
      3,952   Schneider National, Inc., Class B                                                   88,406
     12,764   Swift Transportation Co.(a)                                                        338,246
      6,907   Teekay Corp.                                                                        46,070
      3,736   Textainer Group Holdings Ltd.                                                       54,172
      4,790   Triton International Ltd.                                                          160,178
      1,233   Universal Logistics Holdings, Inc.                                                  18,495
      1,622   USA Truck, Inc.(a)                                                                  14,047
      6,158   Werner Enterprises, Inc.                                                           180,737
      8,960   Wesco Aircraft Holdings, Inc.(a)                                                    97,216
      1,351   Willis Lease Finance Corp.(a)                                                       36,112
     10,630   World Fuel Services Corp.                                                          408,724
     12,944   XPO Logistics, Inc.(a)                                                             836,571
      4,920   YRC Worldwide, Inc.(a)                                                              54,710
                                                                                            ------------
                                                                                               9,956,070
                                                                                            ------------
LEISURE GOODS - 0.9%
      1,414   Acushnet Holdings Corp.                                                             28,054
      1,429   Akoustis Technologies, Inc.(a)                                                      12,489
      4,738   Black Diamond, Inc.(a)                                                              31,508
     14,117   Brunswick Corp.                                                                    885,559
     14,931   Callaway Golf Co.                                                                  190,818
      3,256   Camping World Holdings, Inc., Class A                                              100,448
      6,100   Eastman Kodak Co.(a)                                                                55,510
      2,070   Escalade, Inc.                                                                      27,117
     27,916   Fitbit, Inc., Series A(a)(b)                                                       148,234
      6,431   Fox Factory Holding Corp.(a)                                                       228,944
     17,785   Glu Mobile, Inc.(a)                                                                 44,462
     15,121   GoPro, Inc., Class A(a)(b)                                                         122,934
        382   Johnson Outdoors, Inc., Class A                                                     18,416

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

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      3,780   LCI Industries                                                                $    387,072
      3,744   Malibu Boats, Inc.(a)                                                               96,857
      1,493   Marine Products Corp.                                                               23,306
      1,194   MCBC Holdings, Inc.(a)                                                              23,343
      4,821   Nautilus, Inc.(a)                                                                   92,322
      9,469   Polaris Industries, Inc.                                                           873,326
      6,438   Pool Corp.                                                                         756,916
     16,476   Take-Two Interactive Software, Inc.(a)                                           1,209,009
      7,641   Thor Industries, Inc.                                                              798,637
      2,235   Universal Electronics, Inc.(a)                                                     149,410
      9,083   Vista Outdoor, Inc.(a)                                                             204,458
      4,162   Winnebago Industries, Inc.                                                         145,670
      4,053   Zedge, Inc., Class B(a)                                                              8,957
                                                                                            ------------
                                                                                               6,663,776
                                                                                            ------------
LIFE INSURANCE - 0.3%
     11,676   American Equity Investment Life Holding Co.                                        306,845
      3,104   AMERISAFE, Inc.                                                                    176,773
      2,927   Atlantic American Corp.                                                             10,830
      8,213   Citizens, Inc.(a)                                                                   60,612
     26,587   CNO Financial Group, Inc.                                                          555,137
      2,920   eHealth, Inc.(a)                                                                    54,896
      5,791   Employers Holdings, Inc.                                                           244,959
      1,787   FBL Financial Group, Inc., Class A                                                 109,900
     72,971   Genworth Financial, Inc., Class A(a)                                               275,101
        665   Health Insurance Innovations, Inc., Class A(a)                                      15,628
      1,686   Independence Holding Co.                                                            34,479
        376   National Western Life Group, Inc., Class A                                         120,177
      6,834   Primerica, Inc.                                                                    517,675
                                                                                            ------------
                                                                                               2,483,012
                                                                                            ------------
MEDIA - 3.5%
     11,802   Acxiom Corp.(a)                                                                    306,616
      3,599   AH Belo Corp., Class A                                                              19,795
      8,997   AMC Networks, Inc., Class A(a)                                                     480,530
      2,129   Ascent Capital Group, Inc., Class A(a)                                              32,701
      5,767   Avid Technology, Inc.(a)                                                            30,334
      7,128   Bankrate, Inc.(a)                                                                   91,595
        784   Beasley Broadcasting Group, Inc., Class A                                            7,683
        747   Cable One, Inc.                                                                    531,042
      7,802   Central European Media Enterprises Ltd., Class A(a)                                 31,208
      5,624   Clear Channel Outdoor Holdings, Inc., Class A                                       27,276
      4,661   Cogint, Inc.(a)                                                                     23,538
      1,461   CSS Industries, Inc.                                                                38,220
         50   CTN Media Group, Inc.(a)(c)                                                              -
      3,185   Cumulus Media, Inc., Class A(a)                                                      1,433
      8,934   Dolby Laboratories, Inc., Class A                                                  437,409
      5,713   Dun & Bradstreet Corp.                                                             617,861
      2,653   Emmis Communications Corp., Class A(a)                                               7,641
      4,346   Entercom Communications Corp., Class A                                              44,981
     10,513   Entravision Communications Corp., Class A                                           69,386
      8,572   EW Scripps Co., Class A(a)                                                         152,667
      6,258   FactSet Research Systems, Inc.                                                   1,039,954
     17,822   Gannett Co., Inc.                                                                  155,408
      7,875   Global Eagle Entertainment, Inc.(a)                                                 28,035
        728   Graham Holdings Co., Class B                                                       436,545
     10,007   Gray Television, Inc.(a)                                                           137,096
     60,701   Groupon, Inc.(a)                                                                   233,092
      6,749   Harte-Hanks, Inc.(a)                                                                 6,951
      7,652   John Wiley & Sons, Inc., Class A                                                   403,643

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44  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     12,881   Lamar Advertising Co., Class A                                                $    947,655
      8,464   Lee Enterprises, Inc.(a)                                                            16,082
      4,557   Liberty Broadband Corp., Class A(a)                                                390,945
     10,469   Liberty Broadband Corp., Class C(a)                                                908,186
     37,155   Liberty Global PLC, Class A(a)                                                   1,193,419
    100,941   Liberty Global PLC, Class C(a)                                                   3,147,340
      7,846   Liberty Global PLC LiLAC, Class A(a)                                               170,807
     18,370   Liberty Global PLC LiLAC, Class C(a)                                               393,302
     62,734   Liberty Interactive Corp QVC Group, Series A(a)                                  1,539,492
      3,415   Liberty Media Corp-Liberty Formula One, Class A(a)                                 119,627
     18,560   Liberty Media Corp-Liberty Formula One, Class C(a)                                 679,667
     13,849   Liberty Media Corp. - Liberty SiriusXM, Class A(a)                                 581,381
     26,707   Liberty Media Corp. - Liberty SiriusXM, Class C(a)                               1,113,682
      9,198   Lions Gate Entertainment Corp., Class A                                            259,568
     17,152   Lions Gate Entertainment Corp., Class B(a)                                         450,755
     20,841   Live Nation Entertainment, Inc.(a)                                                 726,309
      5,246   Marchex, Inc., Class B(a)                                                           15,633
      1,090   McClatchy Co., Class A(a)                                                           10,181
      5,493   Meredith Corp.                                                                     326,559
      2,851   Morningstar, Inc.                                                                  223,347
      9,903   MSG Networks, Inc., Class A(a)                                                     222,322
      9,730   National CineMedia, Inc.                                                            72,197
      9,733   New Media Investment Group, Inc.                                                   131,201
     18,334   New York Times Co., Class A                                                        324,512
      7,209   Nexstar Media Group, Inc., Class A                                                 431,098
     22,277   Outfront Media, Inc.                                                               515,044
     37,583   Pandora Media, Inc.(a)                                                             335,240
      7,427   QuinStreet, Inc.(a)                                                                 30,971
     10,529   Quotient Technology, Inc.(a)                                                       121,083
      4,264   Remark Holdings, Inc.(a)                                                            11,939
      6,574   Rubicon Project, Inc.(a)                                                            33,790
      1,046   Saga Communications, Inc., Class A                                                  47,855
      4,495   Scholastic Corp.                                                                   195,937
     11,439   Sinclair Broadcast Group, Inc., Class A                                            376,343
    265,254   Sirius XM Holdings, Inc.                                                         1,450,939
      3,165   SPAR Group, Inc.(a)                                                                  3,165
      2,802   TechTarget, Inc.(a)                                                                 29,057
     33,291   TEGNA, Inc.                                                                        479,723
     16,585   TheStreet, Inc.(a)                                                                  13,766
     15,065   Time, Inc.                                                                         216,183
      2,379   Trade Desk, Inc., Class A(a)                                                       119,212
     11,076   Tribune Media Co., Class A                                                         451,569
      3,616   TRONC, Inc.(a)                                                                      46,610
        906   Value Line, Inc.                                                                    16,580
      5,699   WebMD Health Corp.(a)                                                              334,246
      4,167   XO Group, Inc.(a)                                                                   73,423
     10,004   Yelp, Inc.(a)                                                                      300,320
                                                                                            ------------
                                                                                              24,990,902
                                                                                            ------------
MINING - 0.5%
      3,734   Arch Coal, Inc.                                                                    255,032
      9,192   Cloud Peak Energy, Inc.(a)                                                          32,448
     28,493   Coeur Mining, Inc.(a)                                                              244,470
      5,446   Compass Minerals International, Inc.                                               355,624

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

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
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SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     27,128   CONSOL Energy, Inc.(a)                                                        $    405,292
     23,727   Fairmount Santrol Holdings, Inc.(a)                                                 92,535
     21,436   General Moly, Inc.(a)                                                                7,921
      8,706   Gold Resource Corp.                                                                 35,521
      9,302   Golden Minerals Co.(a)                                                               5,221
      1,809   Hallador Energy Co.                                                                 14,056
     61,702   Hecla Mining Co.                                                                   314,680
     13,908   Peabody Energy Corp.(a)                                                            340,051
      5,475   Pershing Gold Corp.(a)                                                              15,275
     10,404   Royal Gold, Inc.                                                                   813,281
     15,315   Solitario Exploration & Royalty Corp.(a)                                            10,261
      9,743   SunCoke Energy, Inc.(a)                                                            106,199
     11,573   U.S. Silica Holdings, Inc.                                                         410,726
         74   US Gold Corp.(a)                                                                       210
      1,242   Warrior Met Coal, Inc.                                                              21,275
      3,275   Westmoreland Coal Co.(a)                                                            15,949
                                                                                            ------------
                                                                                               3,496,027
                                                                                            ------------
MOBILE TELECOMMUNICATIONS - 0.7%
      1,577   ATN International, Inc.                                                            107,930
     50,267   Globalstar, Inc.(a)                                                                107,069
     12,372   Iridium Communications, Inc.(a)                                                    136,710
     14,857   NII Holdings, Inc.(a)                                                               11,945
     10,768   ORBCOMM, Inc.(a)                                                                   121,678
      1,832   pdvWireless, Inc.(a)                                                                42,686
      8,741   Shenandoah Telecommunications Co.                                                  268,349
      3,740   Spok Holdings, Inc.                                                                 66,198
     98,751   Sprint Corp.(a)                                                                    810,746
     44,645   T-Mobile U.S., Inc.(a)                                                           2,706,380
     16,632   Telephone & Data Systems, Inc.                                                     461,538
      1,710   United States Cellular Corp.(a)                                                     65,527
                                                                                            ------------
                                                                                               4,906,756
                                                                                            ------------
NONLIFE INSURANCE - 3.3%
      2,323   Alleghany Corp.(a)                                                               1,381,720
     13,798   Allied World Assurance Co. Holdings AG                                             729,914
      6,380   Ambac Financial Group, Inc.(a)                                                     110,693
     11,215   American Financial Group, Inc.                                                   1,114,435
      1,133   American National Insurance Co.                                                    131,983
     16,477   AmTrust Financial Services, Inc.                                                   249,462
     20,346   Arch Capital Group Ltd.(a)                                                       1,898,078
      4,567   Argo Group International Holdings Ltd.                                             276,760
      9,432   Aspen Insurance Holdings Ltd.                                                      470,185
     19,949   Assured Guaranty Ltd.                                                              832,671
      8,505   Athene Holding, Ltd., Class A(a)                                                   421,933
     13,546   Axis Capital Holdings Ltd.                                                         875,884
      2,261   Baldwin & Lyons, Inc., Class B                                                      55,395
     17,946   Brown & Brown, Inc.                                                                772,934
      4,047   CNA Financial Corp.                                                                197,291
      2,337   Donegal Group, Inc., Class A                                                        37,158
      1,652   EMC Insurance Group, Inc.                                                           45,893
      1,653   Enstar Group Ltd.(a)                                                               328,368
      2,694   Erie Indemnity Co., Class A                                                        336,939
      2,537   Federated National  Holding Co.                                                     40,592
      8,599   First Acceptance Corp.(a)                                                            9,803
     17,443   First American Financial Corp.                                                     779,528
      1,701   Global Indemnity Ltd.(a)                                                            65,948
      5,039   Greenlight Capital Re Ltd., Class A(a)                                             105,315
      7,263   Hanover Insurance Group, Inc.                                                      643,720
      1,768   HCI Group, Inc.                                                                     83,061
      4,282   Heritage Insurance Holdings, Inc.                                                   55,752
     12,181   Hilltop Holdings, Inc.                                                             319,264
      6,108   Horace Mann Educators Corp.                                                        230,882

================================================================================

46  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      2,238   Infinity Property & Casualty Corp.                                            $     210,37
      3,102   James River Group Holdings Ltd.                                                    123,242
      7,415   Kemper Corp.                                                                       286,219
      2,006   Kinsale Capital Group, Inc.                                                         74,844
     11,098   Maiden Holdings Ltd.                                                               123,188
      2,187   Markel Corp.(a)                                                                  2,134,206
     19,667   MBIA, Inc.(a)                                                                      185,460
      5,530   Mercury General Corp.                                                              298,620
      9,620   National General Holdings Corp.                                                    202,982
      3,594   Navigators Group, Inc.                                                             197,311
     38,386   Old Republic International Corp.                                                   749,679
      6,739   OneBeacon Insurance Group Ltd., Class A                                            122,852
      7,994   ProAssurance Corp.                                                                 486,035
      9,964   Reinsurance Group of America, Inc.                                               1,279,278
      6,043   RenaissanceRe Holdings Ltd.                                                        840,279
      6,231   RLI Corp.                                                                          340,337
      2,336   Safety Insurance Group, Inc.                                                       159,549
      9,298   Selective Insurance Group, Inc.                                                    465,365
      2,450   State Auto Financial Corp.                                                          63,039
      5,202   State National Cos., Inc.                                                           95,613
      9,561   Third Point Reinsurance Ltd.(a)                                                    132,898
      3,306   United Fire Group, Inc.                                                            145,662
      3,080   United Insurance Holdings Corp.                                                     48,448
      4,997   Universal Insurance Holdings, Inc.                                                 125,924
     12,352   Validus Holdings Ltd.                                                              641,933
     15,246   W.R. Berkley Corp.                                                               1,054,566
        711   White Mountains Insurance Group Ltd.                                               617,596
                                                                                            ------------
                                                                                              23,807,058
                                                                                            ------------
OIL & GAS PRODUCERS - 2.3%
     26,599   Abraxas Petroleum Corp.(a)                                                          43,090
        460   Adams Resources & Energy, Inc.                                                      18,897
      4,552   Alon USA Energy, Inc.                                                               60,633
      5,719   Approach Resources, Inc.(a)                                                         19,273
      4,904   Barnwell Industries, Inc.(a)                                                         8,876
     10,675   Bill Barrett Corp.(a)                                                               32,772
         61   Bonanza Creek Energy, Inc.(a)                                                        1,934
      6,902   California Resources Corp.(a)                                                       59,012
     30,703   Callon Petroleum Co.(a)                                                            325,759
      9,874   Carrizo Oil & Gas, Inc.(a)                                                         172,005
     20,176   Centennial Resource Development, Inc., Class A(a)                                  319,184
     37,549   Cheniere Energy, Inc.(a)                                                         1,829,012
      3,352   Cobalt International Energy, Inc.(a)                                                 8,279
      2,950   Comstock Resources, Inc.(a)                                                         20,856
      4,568   Contango Oil & Gas Co.(a)                                                           30,332
     13,189   Continental Resources, Inc.(a)(b)                                                  426,400
      2,373   CVR Energy, Inc.                                                                    51,636
      5,308   Dawson Geophysical Co.(a)                                                           20,807
      8,207   Delek U.S. Holdings, Inc.                                                          216,993
     62,278   Denbury Resources, Inc.(a)                                                          95,285
     15,489   Diamondback Energy, Inc.(a)                                                      1,375,578
      1,484   Earthstone Energy, Inc.(a)                                                          14,855
     13,713   Eclipse Resources Corp.(a)                                                          39,219
     15,648   Energen Corp.(a)                                                                   772,542
      4,510   Energy XXI Gulf Coast, Inc.(a)                                                      83,751
      8,656   EP Energy Corp., Class A(a)                                                         31,681
      2,473   Era Group, Inc.(a)                                                                  23,395
      8,686   Evolution Petroleum Corp.                                                           70,357

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                                                   SCHEDULE OF INVESTMENTS |  47

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      1,925   EXCO Resources, Inc.(a)                                                       $      5,101
      6,400   Extraction Oil & Gas, Inc.(a)                                                       86,080
     27,518   Gastar Exploration, Inc.(a)                                                         25,482
     25,889   Gulfport Energy Corp.(a)                                                           381,863
      5,191   Halcon Resources Corp.(a)                                                           23,567
        537   Harvest Natural Resources, Inc.(a)(c)                                                  467
     28,989   HollyFrontier Corp.                                                                796,328
      5,104   Houston American Energy Corp.(a)(b)                                                  3,828
        299   Isramco, Inc.(a)                                                                    34,206
      4,216   Jagged Peak Energy, Inc.(a)                                                         56,284
     10,938   Jones Energy, Inc., Class A(a)(b)                                                   17,501
     35,154   Kosmos Energy Ltd.(a)                                                              225,337
     21,343   Laredo Petroleum, Inc.(a)                                                          224,528
      2,823   Lilis Energy, Inc.(a)                                                               13,833
      5,226   Lonestar Resources US, Inc., Class A(a)                                             22,472
     14,824   Matador Resources Co.(a)                                                           316,789
     46,773   Nabors Industries Ltd.                                                             380,732
      8,538   Northern Oil and Gas, Inc.(a)                                                       11,953
     36,278   Oasis Petroleum, Inc.(a)                                                           292,038
      6,461   Pacific Ethanol, Inc.(a)                                                            40,381
      3,182   Panhandle Oil and Gas, Inc., Class A                                                73,504
     34,937   Parsley Energy, Inc., Class A(a)                                                   969,502
     18,369   PBF Energy, Inc., Class A                                                          408,894
      8,598   PDC Energy, Inc.(a)                                                                370,660
        541   Penn Virginia Corp.(a)                                                              19,882
      2,933   PetroQuest Energy, Inc.(a)                                                           5,807
     13,617   Pioneer Energy Services Corp.(a)                                                    27,915
      2,961   ProPetro Holding Corp.(a)                                                           41,336
     36,814   QEP Resources, Inc.(a)                                                             371,821
      2,931   Resolute Energy Corp.(a)                                                            87,256
      3,959   Rex Energy Corp.(a)                                                                 11,442
     18,655   Rice Energy, Inc.(a)                                                               496,783
      8,085   Ring Energy, Inc.(a)                                                               105,105
     17,574   RSP Permian, Inc.(a)                                                               567,113
      8,884   Sanchez Energy Corp.(a)(b)                                                          63,787
      2,544   SandRidge Energy, Inc.(a)                                                           43,782
      7,987   SemGroup Corp., Class A                                                            215,649
        683   SilverBow Resources, Inc.(a)                                                        17,867
     14,914   SM Energy Co.                                                                      246,528
     77,434   Southwestern Energy Co.(a)                                                         470,799
     32,019   SRC Energy, Inc.(a)                                                                215,488
      2,897   Stone Energy Corp.(a)                                                               53,247
      2,214   Syntroleum Corp.(a)(c)                                                                   -
     33,793   Targa Resources Corp.                                                            1,527,444
      8,809   Tellurian, Inc.(a)                                                                  88,354
     15,877   Torchlight Energy Resources, Inc.(a)                                                26,356
      4,189   Trecora Resources(a)                                                                47,126
     10,701   VAALCO Energy, Inc.(a)                                                              10,005
      5,629   W&T Offshore, Inc.(a)                                                               11,033
     47,233   Whiting Petroleum Corp.(a)                                                         260,254
      3,979   WildHorse Resource Development Corp.(a)                                             49,220
     64,102   WPX Energy, Inc.(a)                                                                619,225
     14,230   Zion Oil & Gas, Inc.(a)(b)                                                          48,809
                                                                                            ------------
                                                                                              16,703,176
                                                                                            ------------
OIL EQUIPMENT, SERVICES & DISTRIBUTION - 1.1%
     10,345   Archrock, Inc.                                                                     117,933
     12,594   Atwood Oceanics, Inc.(a)                                                           102,641
      3,146   Basic Energy Services, Inc.(a)                                                      78,335
      5,197   Bristow Group, Inc.                                                                 39,757
      9,431   C&J Energy Services, Inc.(a)                                                       323,200
      2,969   CARBO Ceramics, Inc.(a)                                                             20,338
      4,840   Chart Industries, Inc.(a)                                                          168,093
      7,112   Core Laboratories NV                                                               720,232
      9,726   Diamond Offshore Drilling, Inc.(a)                                                 105,333
      6,701   Dril-Quip, Inc.(a)                                                                 327,009
     50,720   Ensco PLC, Class A                                                                 261,715
      5,172   Exterran Corp.(a)                                                                  138,092

================================================================================

48  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      8,081   Flotek Industries, Inc.(a)                                                    $     72,244
     11,673   Forum Energy Technologies, Inc.(a)                                                 182,099
      9,047   Frank's International NV                                                            75,000
      2,032   Geospace Technologies Corp.(a)                                                      28,103
      2,513   Gulf Island Fabrication, Inc.                                                       29,151
     22,690   Helix Energy Solutions Group, Inc.(a)                                              127,972
      5,026   Hornbeck Offshore Services, Inc.(a)                                                 14,224
      3,498   Independence Contract Drilling, Inc.(a)                                             13,607
      1,418   ION Geophysical Corp.(a)                                                             6,168
      3,412   Keane Group, Inc.(a)                                                                54,592
      4,118   Matrix Service Co.(a)                                                               38,503
     43,100   McDermott International, Inc.(a)                                                   309,027
      4,047   Mitcham Industries, Inc.(a)                                                         16,107
     14,516   MRC Global, Inc.(a)                                                                239,804
      3,331   Natural Gas Services Group, Inc.(a)                                                 82,775
      1,093   NCS Multistage Holdings, Inc.(a)                                                    27,522
     13,319   Newpark Resources, Inc.(a)                                                          97,895
     36,851   Noble Corp. PLC                                                                    133,401
     16,086   NOW, Inc.(a)                                                                       258,663
     14,799   Oceaneering International, Inc.                                                    338,009
     31,439   OGE Energy Corp.                                                                 1,093,763
      8,015   Oil States International, Inc.(a)                                                  217,607
      7,652   Par Pacific Holdings, Inc.(a)                                                      138,042
     19,733   Parker Drilling Co.(a)                                                              26,640
     26,328   Patterson-UTI Energy, Inc.                                                         531,562
      1,452   PHI, Inc.(a)                                                                        14,172
     18,906   Rowan Cos. PLC, Class A(a)                                                         193,597
      9,161   RPC, Inc.                                                                          185,144
      2,530   SEACOR Holdings, Inc.(a)                                                            86,779
      2,543   SEACOR Marine Holdings, Inc.(a)                                                     51,775
      2,218   Smart Sand, Inc.(a)                                                                 19,762
      1,253   Solaris Oilfield Infrastructure, Inc., Class A(a)                                   14,447
     22,991   Superior Energy Services, Inc.(a)                                                  239,796
      8,172   Tesco Corp.(a)                                                                      36,365
     23,714   TETRA Technologies, Inc.(a)                                                         66,162
      8,312   Unit Corp.(a)                                                                      155,684
    158,970   Weatherford International PLC(a)                                                   615,214
      9,067   Willbros Group, Inc.(a)                                                             22,396
                                                                                            ------------
                                                                                               8,256,451
                                                                                            ------------
PERSONAL GOODS - 0.9%
     65,408   Avon Products, Inc.(a)                                                             248,550
      7,612   Carter's, Inc.                                                                     677,087
      1,956   Cherokee, Inc.(a)                                                                   13,594
      4,110   Columbia Sportswear Co.                                                            238,627
     11,409   Crocs, Inc.(a)                                                                      87,963
      2,014   Culp, Inc.                                                                          65,455
      4,841   Deckers Outdoor Corp.(a)                                                           330,447
      2,500   elf Beauty, Inc.(a)                                                                 68,025
      6,527   Fossil Group, Inc.(a)                                                               67,554
      6,412   G-III Apparel Group Ltd.(a)                                                        159,979
      4,632   Helen of Troy Ltd.(a)                                                              435,871
      9,546   Iconix Brand Group, Inc.(a)                                                         65,963
      2,513   Inter Parfums, Inc.                                                                 92,102
     19,689   Kate Spade & Co.(a)                                                                364,050
      2,101   Lakeland Industries, Inc.(a)                                                        30,465
     16,717   lululemon athletica, Inc.(a)                                                       997,503
      2,476   Movado Group, Inc.                                                                  62,519
      7,874   Nu Skin Enterprises, Inc., Class A                                                 494,802
      1,530   Orchids Paper Products Co.                                                          19,814

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                                                   SCHEDULE OF INVESTMENTS |  49

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------

      2,185   Oxford Industries, Inc.                                                       $    136,541
      2,072   Perry Ellis International, Inc.(a)                                                  40,321
      1,899   Revlon, Inc., Class A(a)                                                            45,006
      1,306   Rocky Brands, Inc.                                                                  17,566
      7,426   Sequential Brands Group, Inc.(a)                                                    29,630
     21,774   Skechers U.S.A., Inc., Class A(a)                                                  642,333
      8,495   Steven Madden Ltd.(a)                                                              339,375
      2,485   Unifi, Inc.(a)                                                                      76,538
      3,075   Vera Bradley, Inc.(a)                                                               30,074
      2,985   Vince Holding Corp.(a)                                                               1,405
      1,357   Weyco Group, Inc.                                                                   37,833
     15,101   Wolverine World Wide, Inc.                                                         422,979
                                                                                            ------------
                                                                                               6,339,971
                                                                                            ------------
PHARMACEUTICALS & BIOTECHNOLOGY - 5.8%
      2,841   Abeona Therapeutics, Inc.(a)                                                        18,182
     15,263   ACADIA Pharmaceuticals, Inc.(a)                                                    425,685
      3,723   Accelerate Diagnostics, Inc.(a)                                                    101,824
      4,714   Acceleron Pharma, Inc.(a)                                                          143,258
      6,998   AcelRx Pharmaceuticals, Inc.(a)(b)                                                  15,046
      4,545   Achaogen, Inc.(a)                                                                   98,763
     18,775   Achillion Pharmaceuticals, Inc.(a)                                                  86,177
      2,540   Aclaris Therapeutics, Inc.(a)                                                       68,885
      6,967   Acorda Therapeutics, Inc.(a)                                                       137,250
      2,439   Adamas Pharmaceuticals, Inc.(a)                                                     42,658
      4,970   Adamis Pharmaceuticals Corp.(a)(b)                                                  25,844
      4,726   Aduro Biotech, Inc.(a)                                                              53,876
      5,697   Advaxis, Inc.(a)                                                                    36,974
      2,724   Adverum Biotechnologies, Inc.(a)                                                     6,810
      5,385   Aerie Pharmaceuticals, Inc.(a)                                                     282,982
      7,157   Aevi Genomic Medicine, Inc.(a)                                                       9,519
     11,520   Agenus, Inc.(a)                                                                     45,043
      7,053   Agios Pharmaceuticals, Inc.(a)                                                     362,877
      3,518   Aimmune Therapeutics, Inc.(a)                                                       72,330
      5,628   Akebia Therapeutics, Inc.(a)                                                        80,874
     13,339   Akorn, Inc.(a)                                                                     447,390
      4,097   Albany Molecular Research, Inc.(a)                                                  88,905
      6,773   Alder Biopharmaceuticals, Inc.(a)                                                   77,551
      2,978   Aldeyra Therapeutics, Inc.(a)                                                       13,997
      7,469   Alimera Sciences, Inc.(a)                                                           10,382
     24,167   Alkermes PLC(a)                                                                  1,400,961
     12,595   Alnylam Pharmaceuticals, Inc.(a)                                                 1,004,577
      1,451   Altimmune, Inc.                                                                      4,643
      5,495   AMAG Pharmaceuticals, Inc.(a)                                                      101,108
     21,883   Amicus Therapeutics, Inc.(a)                                                       220,362
      5,565   Amphastar Pharmaceuticals, Inc.(a)                                                  99,391
      8,902   Ampio Pharmaceuticals, Inc.(a)(b)                                                    4,639
        641   AnaptysBio, Inc.(a)                                                                 15,339
      8,408   Anavex Life Sciences Corp.(a)                                                       44,731
      1,215   ANI Pharmaceuticals, Inc.(a)                                                        56,862
        690   Anthera Pharmaceuticals, Inc.(a)                                                     1,118
      2,151   Applied Genetic Technologies Corp.(a)                                               10,970
      1,237   Apricus Biosciences, Inc.(a)                                                         1,398
      2,249   Aptevo Therapeutics, Inc.(a)                                                         4,655
        136   AquaBounty Technologies, Inc.(a)                                                     1,089
      4,402   Aquinox Pharmaceuticals, Inc.(a)                                                    61,936

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50  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,787   Aratana Therapeutics, Inc.(a)                                                 $     34,610
      3,216   Ardelyx, Inc.(a)                                                                    16,402
      7,028   Arena Pharmaceuticals, Inc.(a)                                                     118,562
     14,883   ArQule, Inc.(a)                                                                     18,455
     27,191   Array BioPharma, Inc.(a)                                                           227,589
     11,227   Arrowhead Pharmaceuticals, Inc.(a)                                                  18,188
      2,704   Assembly Biosciences, Inc.(a)                                                       55,838
      3,237   Atara Biotherapeutics, Inc.(a)                                                      45,318
     16,987   Athersys, Inc.(a)                                                                   25,650
      3,127   Audentes Therapeutics, Inc.(a)                                                      59,820
     13,305   AVEO Pharmaceuticals, Inc.(a)                                                       29,537
      2,863   Avexis, Inc.(a)                                                                    235,224
      9,180   Aviragen Therapeutics, Inc.(a)                                                       6,146
      3,697   Bellicum Pharmaceuticals, Inc.(a)                                                   43,181
     16,724   Bio-Path Holdings, Inc.(a)                                                           6,492
      6,416   Bio-Techne Corp.                                                                   753,880
     10,728   BioCryst Pharmaceuticals, Inc.(a)                                                   59,648
      8,009   BioDelivery Sciences International, Inc.(a)                                         22,425
      1,188   Biohaven Pharmaceutical Holding Co. Ltd.(a)                                         29,700
     27,195   BioMarin Pharmaceutical, Inc.(a)                                                 2,469,850
        943   Biospecifics Technologies Corp.(a)                                                  46,688
     25,411   BioTime, Inc.(a)                                                                    80,045
     17,433   Bioverativ, Inc.(a)                                                              1,048,944
      6,662   Bluebird Bio, Inc.(a)                                                              699,843
      3,854   BrainStorm Cell Therapeutics, Inc.(a)                                               16,033
      5,271   Calithera Biosciences, Inc.(a)                                                      78,274
      1,665   Capricor Therapeutics, Inc.(a)                                                       1,382
      4,726   Cara Therapeutics, Inc.(a)(b)                                                       72,733
     14,836   Cascadian Therapeutics, Inc.(a)                                                     55,116
      7,740   CASI Pharmaceuticals, Inc.(a)                                                        8,127
     19,937   Catalent, Inc.(a)                                                                  699,789
     12,442   Catalyst Pharmaceutical, Inc.(a)                                                    34,340
        861   CEL-SCI Corp.(a)                                                                     1,920
     14,541   Celldex Therapeutics, Inc.(a)                                                       35,916
      1,597   Cellular Biomedicine Group, Inc.(a)                                                 13,974
      7,488   Cempra, Inc.(a)                                                                     34,445
     15,994   Cerus Corp.(a)                                                                      40,145
      7,812   Charles River Laboratories International, Inc.(a)                                  790,184
      2,693   ChemoCentryx, Inc.(a)                                                               25,206
      6,599   Chiasma, Inc.(a)                                                                     9,569
      6,230   Chimerix, Inc.(a)                                                                   33,954
      1,800   Clearside Biomedical, Inc.(a)                                                       16,398
      2,800   Cleveland BioLabs, Inc.(a)                                                           8,260
      7,751   Clovis Oncology, Inc.(a)                                                           725,726
      6,187   Coherus Biosciences, Inc.(a)                                                        88,783
      3,841   Collegium Pharmaceutical, Inc.(a)                                                   48,051
      4,930   Conatus Pharmaceuticals, Inc.(a)                                                    28,397
      2,663   Concert Pharmaceuticals, Inc.(a)                                                    37,149
     18,000   ContraVir Pharmaceuticals, Inc.(a)                                                  10,440
      6,152   Corbus Pharmaceuticals Holdings, Inc.(a)(b)                                         38,758
     12,029   Corcept Therapeutics, Inc.(a)                                                      141,942
      2,454   Corium International,Inc.(a)                                                        18,307
      7,588   CorMedix, Inc.(a)                                                                    3,251
      2,641   CTI BioPharma Corp.(a)                                                               8,742

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                                                   SCHEDULE OF INVESTMENTS |  51

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,500   Cumberland Pharmaceuticals, Inc.(a)                                           $     31,815
     19,155   Curis, Inc.(a)                                                                      36,203
      4,428   Cymabay Therapeutics, Inc.(a)                                                       25,505
      6,535   Cytokinetics, Inc.(a)                                                               79,074
      3,758   CytomX Therapeutics, Inc.(a)                                                        58,249
      2,594   Cytori Therapeutics, Inc.(a)                                                         2,853
     45,817   CytRx Corp.(a)(b)                                                                   28,727
      9,157   Depomed, Inc.(a)                                                                    98,346
      5,933   Dermira, Inc.(a)                                                                   172,888
      2,670   Dicerna Pharmaceuticals, Inc.(a)                                                     8,464
     19,556   Durect Corp.(a)                                                                     30,507
      6,009   Dynavax Technologies Corp.(a)                                                       57,987
      1,253   Eagle Pharmaceuticals, Inc.(a)                                                      98,849
      3,751   Edge Therapeutics, Inc.(a)                                                          38,485
      5,018   Editas Medicine, Inc.(a)                                                            84,202
      2,864   Egalet Corp.(a)                                                                      6,788
      1,169   Eiger Biopharmaceuticals, Inc.(a)                                                    9,235
      5,255   Emergent Biosolutions, Inc.(a)                                                     178,197
      2,059   Enanta Pharmaceuticals, Inc.(a)                                                     74,083
     30,244   Endo International PLC(a)                                                          337,825
      7,477   Endocyte, Inc.(a)                                                                   11,216
      8,028   Enzo Biochem, Inc.(a)                                                               88,629
      6,286   Epizyme, Inc.(a)                                                                    94,919
      2,194   Esperion Therapeutics, Inc.(a)                                                     101,538
     17,455   Exact Sciences Corp.(a)                                                            617,383
     35,489   Exelixis, Inc.(a)                                                                  874,094
      4,030   Fate Therapeutics, Inc.(a)                                                          13,057
      1,528   Fibrocell Science, Inc.(a)                                                           6,127
     10,117   FibroGen, Inc.(a)                                                                  326,779
      4,356   Five Prime Therapeutics, Inc.(a)                                                   131,159
      2,196   Flex Pharma, Inc.(a)                                                                 8,455
      3,651   Flexion Therapeutics, Inc.(a)                                                       73,823
      6,807   Fortress Biotech, Inc.(a)                                                           32,333
      2,028   Foundation Medicine, Inc.(a)                                                        80,613
      5,878   Galectin Therapeutics, Inc.(a)                                                      14,460
      1,385   Galena Biopharma, Inc.(a)                                                              805
      3,917   Genocea Biosciences, Inc.(a)                                                        20,447
      2,857   Genomic Health, Inc.(a)                                                             92,995
        826   GenVec CPR INC.(a)(c)                                                                    -
     25,126   Geron Corp.(a)                                                                      69,599
      5,614   Global Blood Therapeutics, Inc.(a)                                                 153,543
      3,212   GlycoMimetics, Inc.(a)                                                              35,846
      1,784   GTx, Inc.(a)                                                                         9,437
     19,906   Halozyme Therapeutics, Inc.(a)                                                     255,195
      6,840   Harvard Bioscience, Inc.(a)                                                         17,442
      2,991   Heat Biologics, Inc.(a)                                                              1,822
      5,727   Hemispherx Biopharma, Inc.(a)                                                        2,864
      8,516   Heron Therapeutics, Inc.(a)                                                        117,947
        963   Heska Corp.(a)                                                                      98,293
      1,354   Histogenics Corp.(a)                                                                 2,437
     24,357   Horizon Pharma PLC(a)                                                              289,118
     21,015   iBio, Inc.(a)                                                                        8,112
     15,546   Idera Pharmaceuticals, Inc.(a)                                                      26,739
      6,135   Ignyta, Inc.(a)                                                                     63,497
      1,494   Immune Design Corp.(a)                                                              14,567
     12,865   ImmunoGen, Inc.(a)                                                                  91,470
     17,603   Immunomedics, Inc.(a)                                                              155,434
     10,889   Impax Laboratories, Inc.(a)                                                        175,313
      8,229   INC Research Holdings, Inc., Class A(a)                                            481,396
      7,013   Infinity Pharmaceuticals, Inc.(a)                                                   11,010
     12,381   Innoviva, Inc.(a)                                                                  158,477
      3,215   Inotek Pharmaceuticals Corp.(a)                                                      6,109
     10,866   Inovio Pharmaceuticals, Inc.(a)                                                     85,189
      9,141   Insmed, Inc.(a)                                                                    156,860

================================================================================

52  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      3,557   Insys Therapeutics, Inc.(a)                                                   $     44,996
      2,687   Intercept Pharmaceuticals, Inc.(a)                                                 325,315
      9,391   Intrexon Corp.(a)                                                                  226,229
      4,225   Invitae Corp.(a)                                                                    40,391
      5,769   InVivo Therapeutics Holdings Corp.(a)                                               15,576
     19,165   Ionis Pharmaceuticals, Inc.(a)                                                     974,924
      7,492   Iovance Biotherapeutics, Inc.(a)                                                    55,066
     19,973   Ironwood Pharmaceuticals, Inc.(a)                                                  377,090
     15,938   IsoRay, Inc.(a)                                                                      9,961
      9,483   Jazz Pharmaceuticals PLC(a)                                                      1,474,606
        875   Jounce Therapeutics, Inc.(a)                                                        12,276
      2,517   Juniper Pharmaceuticals, Inc.(a)                                                    12,711
        258   KalVista Pharmaceuticals, Inc.(a)                                                    1,858
      4,706   Karyopharm Therapeutics, Inc.(a)                                                    42,589
      4,202   KemPharm, Inc.(a)                                                                   16,808
     16,183   Keryx Biopharmaceuticals, Inc.(a)                                                  117,003
      2,029   Kindred Biosciences, Inc.(a)                                                        17,449
      7,811   Kite Pharma, Inc.(a)                                                               809,766
      3,299   La Jolla Pharmaceutical Co.(a)                                                      98,211
      4,569   Lannett Co., Inc.(a)                                                                93,208
      6,848   Lexicon Pharmaceuticals, Inc.(a)                                                   112,650
      2,895   Ligand Pharmaceuticals, Inc.(a)                                                    351,453
      2,936   Loxo Oncology, Inc.(a)                                                             235,438
      6,445   Luminex Corp.                                                                      136,118
      4,979   MacroGenics, Inc.(a)                                                                87,182
        558   Madrigal Pharmaceuticals, Inc.(a)                                                    9,073
      7,968   MannKind Corp.(a)(b)                                                                11,235
     11,213   Matinas BioPharma Holdings, Inc.(a)(b)                                              18,950
     11,517   Medicines Co.(a)                                                                   437,761
      4,864   MediciNova, Inc.(a)                                                                 25,585
        926   Medpace Holdings, Inc.(a)                                                           26,854
      8,459   MEI Pharma, Inc.(a)                                                                 20,217
     20,058   Merrimack Pharmaceuticals, Inc.                                                     24,872
        246   Microbot Medical, Inc.(a)                                                              349
     15,260   MiMedx Group, Inc.(a)                                                              228,442
      2,856   Minerva Neurosciences, Inc.(a)                                                      25,276
      4,241   Mirati Therapeutics, Inc.(a)                                                        15,480
      9,395   Momenta Pharmaceuticals, Inc.(a)                                                   158,776
      2,093   MyoKardia, Inc.(a)                                                                  27,418
     10,288   Myriad Genetics, Inc.(a)                                                           265,842
      2,146   NanoString Technologies, Inc.(a)                                                    35,495
      4,139   NantKwest, Inc.(a)                                                                  31,415
     25,270   Nektar Therapeutics(a)                                                             494,028
      1,616   Neothetics, Inc.(a)                                                                    873
      1,335   Neuralstem, Inc.(a)                                                                  7,730
     14,255   Neurocrine Biosciences, Inc.(a)                                                    655,730
      3,137   NewLink Genetics Corp.(a)                                                           23,057
     41,203   Novavax, Inc.(a)                                                                    47,383
        164   Novus Therapeutics, Inc.(a)                                                            959
      3,033   Ocular Therapeutix, Inc.(a)                                                         28,116
      9,287   Ohr Pharmaceutical, Inc.(a)                                                          5,944
      6,534   Omeros Corp.(a)                                                                    130,059
        478   Oncocyte Corp.(a)                                                                    2,486
      3,414   OncoMed Pharmaceuticals, Inc.(a)                                                    11,369
      4,442   Ophthotech Corp.(a)                                                                 11,372
     59,668   OPKO Health, Inc.(a)                                                               392,615
      1,808   Orexigen Therapeutics, Inc.(a)                                                       5,243
     12,913   Organovo Holdings, Inc.(a)                                                          33,961

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                                                   SCHEDULE OF INVESTMENTS |  53

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,226   Otonomy, Inc.(a)                                                              $     79,660
      5,645   OvaScience, Inc.(a)                                                                  8,806
     11,755   Pacific Biosciences of California, Inc.(a)                                          41,848
      6,722   Pacira Pharmaceuticals, Inc.(a)                                                    320,639
      1,248   Pain Therapeutics, Inc.(a)                                                           5,142
     23,498   Palatin Technologies, Inc.(a)                                                       10,104
      2,653   Paratek Pharmaceuticals, Inc.(a)                                                    63,937
     23,556   PDL BioPharma, Inc.                                                                 58,183
     35,720   Peregrine Pharmaceuticals, Inc.(a)                                                  21,718
        763   Pernix Therapeutics Holdings, Inc.(a)                                                3,067
      2,551   Pfenex, Inc.(a)                                                                     10,230
      8,510   Portola Pharmaceuticals, Inc.(a)                                                   478,007
      5,912   PRA Health Sciences, Inc.(a)                                                       443,459
      8,836   Prestige Brands Holdings, Inc.(a)                                                  466,629
     10,933   Progenics Pharmaceuticals, Inc.(a)                                                  74,235
      1,296   Protagonist Therapeutics, Inc.(a)                                                   14,658
      1,374   Proteon Therapeutics, Inc.(a)                                                        2,130
      6,403   Prothena Corp. PLC(a)                                                              346,530
      6,822   pSivida Corp.(a)                                                                    11,666
      4,711   PTC Therapeutics, Inc.(a)                                                           86,353
        522   Pulse Biosciences, Inc.(a)                                                          18,025
      4,673   Puma Biotechnology, Inc.(a)                                                        408,420
     21,259   Quintiles IMS Holdings, Inc.(a)                                                  1,902,680
      1,016   Ra Pharmaceuticals, Inc.(a)                                                         19,040
      5,619   Radius Health, Inc.(a)                                                             254,147
        560   Reata Pharmaceuticals, Inc., Class A(a)                                             17,718
      2,418   Recro Pharma, Inc.(a)                                                               16,999
      4,051   REGENXBIO, Inc.(a)                                                                  80,007
      4,368   Regulus Therapeutics, Inc.(a)                                                        4,305
      5,025   Repligen Corp.(a)                                                                  208,236
      4,528   Repros Therapeutics, Inc.(a)                                                         2,083
      5,293   Retrophin, Inc.(a)                                                                 102,631
      3,551   Revance Therapeutics, Inc.(a)                                                       93,746
      4,487   Rexahn Pharmaceuticals, Inc.(a)                                                     12,833
     16,778   Rigel Pharmaceuticals, Inc.(a)                                                      45,804
      5,160   Sage Therapeutics, Inc.(a)                                                         410,942
     10,912   Sangamo Therapeutics, Inc.(a)                                                       96,026
      7,996   Sarepta Therapeutics, Inc.(a)                                                      269,545
        717   Savara, Inc.(a)                                                                      4,216
      8,444   Sciclone Pharmaceuticals, Inc.(a)                                                   92,884
     15,392   Seattle Genetics, Inc.(a)                                                          796,382
      3,552   Seres Therapeutics, Inc.(a)                                                         40,138
      6,112   Sorrento Therapeutics, Inc.(a)                                                      12,224
      9,945   Spectrum Pharmaceuticals, Inc.(a)                                                   74,090
      3,075   Stemline Therapeutics, Inc.(a)                                                      28,290
      4,244   Sucampo Pharmaceuticals, Inc., Class A(a)                                           44,562
      2,343   Sunesis Pharmaceuticals, Inc.(a)                                                     6,326
      7,705   Supernus Pharmaceuticals, Inc.(a)                                                  332,085
      2,311   Syndax Pharmaceuticals, Inc.(a)                                                     32,285
     37,825   Synergy Pharmaceuticals, Inc.(a)                                                   168,321
     13,497   Synthetic Biologics, Inc.(a)                                                         7,633
      1,293   Syros Pharmaceuticals, Inc.(a)                                                      20,804
      6,994   Teligent, Inc.(a)                                                                   63,995
      1,873   Tenax Therapeutics, Inc.(a)                                                          1,384

================================================================================

54  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      6,125   Tetraphase Pharmaceuticals, Inc.(a)                                           $     43,671
     10,091   TG Therapeutics, Inc.(a)                                                           101,415
     25,609   TherapeuticsMD, Inc.(a)                                                            134,959
      6,417   Theravance Biopharma, Inc.(a)                                                      255,653
     10,962   Threshold Pharmaceuticals, Inc.(a)                                                   4,308
      3,672   Titan Pharmaceuticals, Inc.(a)                                                       6,977
      1,311   Tocagen, Inc.(a)                                                                    15,771
        155   Tonix Pharmaceuticals Holding Corp.(a)                                                 671
      1,428   Tracon Pharmaceuticals, Inc.(a)                                                      3,427
      7,025   Trevena, Inc.(a)                                                                    16,158
      5,524   Trovagene, Inc.(a)                                                                   6,960
      3,113   Trubion Pharmaceuticals, Inc.(a)(c)                                                      -
      5,955   Ultragenyx Pharmaceutical, Inc.(a)                                                 369,865
      7,166   United Therapeutics Corp.(a)                                                       929,645
      6,494   Vanda Pharmaceuticals, Inc.(a)                                                     105,852
      1,779   Veracyte, Inc.(a)                                                                   14,819
      5,333   Verastem, Inc.(a)                                                                   11,626
      7,335   Vericel Corp.(a)                                                                    24,206
      3,367   Versartis, Inc.(a)                                                                  58,754
      2,976   Vical, Inc.(a)                                                                       8,065
      3,761   Vital Therapies, Inc.(a)                                                            10,907
     17,507   Vivus, Inc.(a)                                                                      21,359
      1,200   Voyager Therapeutics, Inc.(a)                                                       10,752
      3,410   WaVe Life Sciences Ltd.(a)                                                          63,426
      3,229   XBiotech, Inc.(a)                                                                   15,176
      6,254   Xencor, Inc.(a)                                                                    132,022
      1,089   XOMA Corp.(a)                                                                        7,612
     18,936   ZIOPHARM Oncology, Inc.(a)                                                         117,782
      4,527   Zogenix, Inc.(a)                                                                    65,642
      1,503   Zynerba Pharmaceuticals, Inc.(a)                                                    25,506
                                                                                            ------------
                                                                                              41,320,669
                                                                                            ------------
REAL ESTATE INVESTMENT & SERVICES - 1.6%
      4,544   AG Mortgage Investment Trust, Inc.                                                  83,155
      7,453   Alexander & Baldwin, Inc.                                                          308,405
      1,818   Altisource Portfolio Solutions SA(a)                                                39,669
      1,631   American Realty Investors, Inc.(a)                                                  13,961
      2,544   AV Homes, Inc.(a)                                                                   51,007
      4,740   Black Knight Financial Services, Inc., Class A(a)                                  194,103
     25,996   Chimera Investment Corp.                                                           484,306
     18,064   Columbia Property Trust, Inc.                                                      404,272
      1,011   Consolidated-Tomoka Land Co.                                                        57,576
     15,906   Dynex Capital, Inc.                                                                112,933
     34,419   Forest City Realty Trust, Inc., Class A                                            831,907
      4,591   Forestar Group, Inc.(a)                                                             78,736
     31,946   Gaming and Leisure Properties, Inc.                                              1,203,406
      8,464   Hannon Armstrong Sustainable Infrastructure Capital, Inc.                          193,572
      5,216   HFF, Inc., Class A                                                                 181,360
      5,872   Howard Hughes Corp.(a)                                                             721,317
      6,218   InfraREIT, Inc.                                                                    119,075
      7,034   Jones Lang LaSalle, Inc.                                                           879,250
     13,764   Kennedy-Wilson Holdings, Inc.                                                      262,204
      2,728   Marcus & Millichap, Inc.(a)                                                         71,910
      2,281   Maui Land & Pineapple Co., Inc.(a)                                                  46,304
     26,236   Monogram Residential Trust, Inc.                                                   254,752
      5,186   Nationstar Mortgage Holdings, Inc.(a)                                               92,778
     33,090   Paramount Group, Inc.                                                              529,440
      7,599   QTS Realty Trust, Inc., Class A                                                    397,656

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

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      2,929   RE/MAX Holdings, Inc., Class A                                                $    164,170
     22,172   Realogy Holdings Corp.                                                             719,481
      1,837   Reis, Inc.                                                                          39,036
     12,939   Rexford Industrial Realty, Inc.                                                    355,046
     10,898   St. Joe Co.(a)                                                                     204,338
     26,260   STORE Capital Corp.                                                                589,537
      2,659   Tejon Ranch Co.(a)                                                                  54,882
     15,639   Xenia Hotels & Resorts, Inc.                                                       302,927
      6,744   Zillow Group, Inc., Class A(a)                                                     329,377
     18,035   Zillow Group, Inc., Class C(a)                                                     883,895
                                                                                            ------------
                                                                                              11,255,743
                                                                                            ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.0%
     12,259   Acadia Realty Trust                                                                340,800
     55,171   AGNC Investment Corp.                                                            1,174,591
      4,285   Agree Realty Corp.                                                                 196,553
        553   Alexander's, Inc.                                                                  233,067
      9,073   Altisource Residential Corp.                                                       117,405
      5,923   American Assets Trust, Inc.                                                        233,307
     20,597   American Campus Communities, Inc.                                                  974,238
     35,997   American Homes 4 Rent, Class A                                                     812,452
    156,150   Annaly Capital Management, Inc.                                                  1,881,607
     16,369   Anworth Mortgage Asset Corp.                                                        98,378
     13,447   Apollo Commercial Real Estate Finance, Inc.                                        249,442
     26,340   Apple Hospitality REIT, Inc.                                                       492,821
      9,585   Arbor Realty Trust, Inc.                                                            79,939
      6,966   Ares Commercial Real Estate Corp.                                                   91,185
      1,883   Arlington Asset Investment Corp., Class A                                           25,741
     10,498   Armada Hoffler Properties, Inc.                                                    135,949
      5,832   ARMOUR Residential REIT, Inc.                                                      145,800
      5,078   Ashford Hospitality Prime, Inc.                                                     52,253
     13,385   Ashford Hospitality Trust, Inc.                                                     81,381
     14,099   Blackstone Mortgage Trust, Inc., Class A                                           445,528
      8,685   Bluerock Residential Growth REIT, Inc.                                             111,950
     26,057   Brandywine Realty Trust                                                            456,779
     40,346   Brixmor Property Group, Inc.                                                       721,386
      3,601   BRT Apartments Corp.(a)                                                             28,304
     13,737   Camden Property Trust                                                            1,174,651
     13,401   Capstead Mortgage Corp.                                                            139,772
     12,635   Care Capital Properties, Inc.                                                      337,354
     12,118   CareTrust REIT, Inc.                                                               224,668
      7,387   Catchmark Timber Trust, Inc., Class A                                               83,990
     25,400   CBL & Associates Properties, Inc.                                                  214,122
     12,109   Cedar Realty Trust, Inc.                                                            58,729
      6,442   Chatham Lodging Trust                                                              129,420
      8,980   Chesapeake Lodging Trust                                                           219,741
      1,904   CIM Commercial Trust Corp.                                                          30,274
     88,392   Colony NorthStar, Inc., Class A                                                  1,245,443
     19,544   Colony Starwood Homes                                                              670,555
        151   Condor Hospitality Trust, Inc.                                                       1,619
     17,915   CoreCivic, Inc.                                                                    494,096
      2,295   CorEnergy Infrastructure Trust, Inc.                                                77,089
      5,210   Coresite Realty Corp.                                                              539,391
     14,392   Corporate Office Properties Trust                                                  504,152
     65,203   Cousins Properties, Inc.                                                           573,134
     28,024   CubeSmart                                                                          673,697
     11,964   CyrusOne, Inc.                                                                     666,993
     22,334   CYS Investments, Inc.                                                              187,829

================================================================================

56  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     14,305   DCT Industrial Trust, Inc.                                                    $    764,459
     48,692   DDR Corp.                                                                          441,636
     33,993   DiamondRock Hospitality Co.                                                        372,223
     22,044   Douglas Emmett, Inc.                                                               842,301
     54,800   Duke Realty Corp.                                                                1,531,660
     11,817   DuPont Fabros Technology, Inc.                                                     722,728
      7,189   Easterly Government Properties, Inc.                                               150,610
      5,115   EastGroup Properties, Inc.                                                         428,637
     11,089   Education Realty Trust, Inc.                                                       429,699
     19,567   Empire State Realty Trust, Inc., Class A                                           406,407
     10,228   EPR Properties                                                                     735,086
     19,392   Equity Commonwealth(a)                                                             612,787
     12,778   Equity Lifestyle Properties, Inc.                                                1,103,253
      3,520   Farmland Partners, Inc.                                                             31,469
     19,873   FelCor Lodging Trust, Inc.                                                         143,284
     17,418   First Industrial Realty Trust, Inc.                                                498,503
      9,864   First Potomac Realty Trust                                                         109,589
     15,738   Franklin Street Properties Corp.                                                   174,377
     18,374   Geo Group, Inc.                                                                    543,319
      4,438   Getty Realty Corp.                                                                 111,394
      5,033   Gladstone Commercial Corp.                                                         109,669
     11,847   Global Net Lease, Inc.                                                             263,477
      8,160   Government Properties Income Trust                                                 149,410
     23,053   Gramercy Property Trust                                                            684,905
     16,761   Healthcare Realty Trust, Inc.                                                      572,388
     30,434   Healthcare Trust of America, Inc., Class A                                         946,802
      6,587   Hersha Hospitality Trust                                                           121,925
     15,935   Highwoods Properties, Inc.                                                         808,064
     24,756   Hospitality Properties Trust                                                       721,637
     23,986   Hudson Pacific Properties, Inc.                                                    820,081
     13,622   Independence Realty Trust, Inc.                                                    134,449
     16,844   Invesco Mortgage Capital, Inc.                                                     281,463
     19,805   Investors Real Estate Trust                                                        122,989
     12,131   Invitation Homes, Inc.                                                             262,394
     11,959   iStar, Inc.(a)                                                                     143,986
     15,188   Kilroy Realty Corp.                                                              1,141,378
     12,411   Kite Realty Group Trust                                                            234,940
     16,772   LaSalle Hotel Properties                                                           499,806
     31,494   Lexington Realty Trust                                                             312,106
     22,607   Liberty Property Trust                                                             920,331
      7,129   Life Storage, Inc.                                                                 528,259
      6,172   LTC Properties, Inc.                                                               317,179
     13,234   Mack-Cali Realty Corp.                                                             359,171
     55,582   Medical Properties Trust, Inc.                                                     715,340
     59,642   MFA Financial, Inc.                                                                500,396
     12,241   Monmouth Real Estate Investment Corp.                                              184,227
      7,285   MTGE Investment Corp.                                                              136,958
      6,241   National Health Investors, Inc.                                                    494,287
     23,288   National Retail Properties, Inc.                                                   910,561
      7,009   National Storage Affiliates Trust                                                  161,978
     47,775   New Residential Investment Corp.                                                   743,379
     19,548   New Senior Investment Group, Inc.                                                  196,457
     18,994   New York Mortgage Trust, Inc.                                                      118,143
      3,178   NexPoint Residential Trust, Inc.                                                    79,100
      9,768   NorthStar Realty Europe Corp.                                                      123,858
     30,915   Omega Healthcare Investors, Inc.                                                 1,020,813

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                                                   SCHEDULE OF INVESTMENTS |  57

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      5,824   One Liberty Properties, Inc.                                                  $    136,456
      1,621   Orchid Island Capital, Inc.(b)                                                      15,983
     20,777   Park Hotels & Resorts, Inc.                                                        560,148
      8,271   Parkway, Inc.                                                                      189,323
     12,437   Pebblebrook Hotel Trust                                                            400,969
     10,348   Pennsylvania Real Estate Investment Trust                                          117,138
     10,450   PennyMac Mortgage Investment Trust(d)                                              191,131
     23,124   Physicians Realty Trust                                                            465,717
     21,999   Piedmont Office Realty Trust, Inc., Class A                                        463,739
      7,091   Potlatch Corp.                                                                     324,059
     10,153   Preferred Apartment Communities, Inc., Class A                                     159,910
      3,004   PS Business Parks, Inc.                                                            397,700
     14,098   Quality Care Properties, Inc.(a)                                                   258,134
     12,466   RAIT Financial Trust                                                                27,301
     12,330   Ramco-Gershenson Properties Trust                                                  159,057
     19,634   Rayonier, Inc.                                                                     564,870
     12,292   Redwood Trust, Inc.                                                                209,456
      5,570   Resource Capital Corp.                                                              56,647
     18,131   Retail Opportunity Investments Corp.                                               347,934
     36,165   Retail Properties of America, Inc., Class A                                        441,575
     20,193   RLJ Lodging Trust                                                                  401,235
      1,340   RMR Group, Inc., Class A                                                            65,191
      9,890   Sabra Health Care REIT, Inc.                                                       238,349
      1,841   Saul Centers, Inc.                                                                 106,741
     19,175   SBA Communications Corp.(a)                                                      2,586,707
      9,802   Select Income REIT                                                                 235,542
     35,803   Senior Housing Properties Trust                                                    731,813
      5,008   Seritage Growth Properties, Class A                                                210,086
     76,232   Spirit Realty Capital, Inc.                                                        564,879
     13,585   STAG Industrial, Inc.                                                              374,946
     39,988   Starwood Property Trust, Inc.                                                      895,331
     16,267   Summit Hotel Properties, Inc.                                                      303,380
     10,544   Sun Communities, Inc.                                                              924,603
     34,433   Sunstone Hotel Investors, Inc.                                                     555,060
     15,295   Tanger Factory Outlet Centers, Inc.                                                397,364
      9,740   Taubman Centers, Inc.                                                              580,017
      8,380   Terreno Realty Corp.                                                               282,071
      7,404   Tier REIT, Inc.                                                                    136,826
     54,500   Two Harbors Investment Corp.                                                       540,095
      5,693   UMH Properties, Inc.                                                                97,066
     24,004   Uniti Group, Inc.                                                                  603,461
      2,237   Universal Health Realty Income Trust                                               177,931
     14,864   Urban Edge Properties                                                              352,723
      3,630   Urstadt Biddle Properties, Inc., Class A                                            71,874
    155,934   VEREIT, Inc.                                                                     1,269,303
      5,793   Walter Investment Management Corp.(a)                                                5,487
     35,080   Washington Prime Group, Inc.                                                       293,620
     11,952   Washington Real Estate Investment Trust                                            381,269
     18,323   Weingarten Realty Investors                                                        551,522
      7,954   Western Asset Mortgage Capital Corp.                                                81,926
     10,973   Whitestone REIT                                                                    134,419
     16,708   WP Carey, Inc.                                                                   1,102,895
                                                                                            ------------
                                                                                              64,164,281
                                                                                            ------------
SOFTWARE & COMPUTER SERVICES - 7.4%
      6,407   2U, Inc.(a)                                                                        300,616
      6,913   A10 Networks, Inc.(a)                                                               58,346
     17,713   ACI Worldwide, Inc.(a)                                                             396,240
      6,343   Actua Corp.(a)                                                                      89,119

================================================================================

58  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      3,106   Aerohive Networks, Inc.(a)                                                    $     15,530
      2,074   Alarm.com Holdings, Inc.(a)                                                         78,045
     28,232   Allscripts Healthcare Solutions, Inc.(a)                                           360,240
      1,125   Alteryx, Inc., Class A(a)                                                           21,960
      1,734   Amber Road, Inc.(a)                                                                 14,860
      5,062   American Software, Inc., Class A                                                    52,088
      5,706   Angie's List, Inc.(a)                                                               72,980
      1,321   Appfolio, Inc., Class A(a)                                                          43,065
      6,603   Arista Networks, Inc.(a)                                                           989,063
     11,975   Aspen Technology, Inc.(a)                                                          661,738
      6,362   Athenahealth, Inc.(a)                                                              894,179
      4,369   Barracuda Networks, Inc.(a)                                                        100,749
      2,324   Benefitfocus, Inc.(a)                                                               84,477
      7,177   Blackbaud, Inc.                                                                    615,428
      1,502   Blackline, Inc.(a)                                                                  53,681
      6,758   Blucora, Inc.(a)                                                                   143,270
      6,907   Boingo Wireless, Inc.(a)                                                           103,329
      6,070   Bottomline Technologies, Inc.(a)                                                   155,938
     12,634   Box, Inc., Class A(a)                                                              230,444
      5,883   Brightcove, Inc.(a)                                                                 36,475
      4,650   BroadSoft, Inc.(a)                                                                 200,182
      3,899   CACI International, Inc., Class A(a)                                               487,570
     44,427   Cadence Design Systems, Inc.(a)                                                  1,487,860
      7,426   Calix, Inc.(a)                                                                      50,868
     10,869   Callidus Software, Inc.(a)                                                         263,030
      2,088   Carbonite, Inc.(a)                                                                  45,518
      9,141   Castlight Health, Inc., Class B(a)                                                  37,935
     24,959   CDW Corp.                                                                        1,560,686
      4,783   ChannelAdvisor Corp.(a)                                                             55,244
      1,179   Cloudera, Inc.(a)                                                                   18,888
      5,978   Cogent Communications Holdings, Inc.                                               239,718
      2,884   CommerceHub, Inc., Series A(a)                                                      50,239
      2,799   CommerceHub, Inc., Series C(a)                                                      48,815
      6,399   CommVault Systems, Inc.(a)                                                         361,224
      1,686   Computer Programs & Systems, Inc.                                                   55,301
      2,432   Computer Task Group, Inc.                                                           13,595
     25,822   Conduent, Inc.(a)                                                                  411,603
      7,793   Cornerstone OnDemand, Inc.(a)                                                      278,600
      3,551   Cotiviti Holdings, Inc.(a)                                                         131,884
      4,657   Coupa Software, Inc.(a)                                                            134,960
      8,788   Covisint Corp.(a)                                                                   21,531
      4,927   CSG Systems International, Inc.                                                    199,938
     20,971   Dell Technologies, Inc., Class V(a)                                              1,281,538
      2,985   Determine, Inc.(a)                                                                   7,940
      1,894   Digimarc Corp.(a)                                                                   76,044
      9,828   DST Systems, Inc.                                                                  606,388
      3,364   Ebix, Inc.                                                                         181,320
      1,227   eGain Corp.(a)                                                                       2,086
      5,282   Ellie Mae, Inc.(a)                                                                 580,545
      9,536   Endurance International Group Holdings, Inc.(a)                                     79,626
      6,555   Envestnet, Inc.(a)                                                                 259,578
      7,323   EPAM Systems, Inc.(a)                                                              615,791
      1,985   Everbridge, Inc.(a)                                                                 48,355
      2,275   Evolving Systems, Inc.                                                              11,716
      1,017   Exa Corp.(a)                                                                        14,035
      4,791   Fair Isaac Corp.                                                                   667,913
     12,659   FalconStor Software, Inc.(a)                                                         3,285
     26,313   FireEye, Inc.(a)                                                                   400,221
      6,058   Five9, Inc.(a)                                                                     130,368
      1,630   Forrester Research, Inc.                                                            63,814
     23,587   Fortinet, Inc.(a)                                                                  883,097
      4,621   Gigamon, Inc.(a)                                                                   181,836
      7,736   GoDaddy, Inc., Class A(a)                                                          328,161
      8,869   Gogo, Inc.(a)                                                                      102,260
      4,587   Great Elm Capital Group, Inc.(a)                                                    15,596
      5,963   GSE Systems, Inc.(a)                                                                17,591
      4,351   Guidance Software, Inc.(a)                                                          28,760
     11,713   Guidewire Software, Inc.(a)                                                        804,800

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  59

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,211   Hackett Group, Inc.                                                           $     65,270
      6,260   Hortonworks, Inc.(a)                                                                80,629
      5,007   HubSpot, Inc.(a)                                                                   329,210
     11,539   IAC/InterActiveCorp(a)                                                           1,191,286
      5,072   Immersion Corp.(a)                                                                  46,054
      6,741   Innodata, Inc.(a)                                                                   11,797
      9,211   Internap Corp.(a)                                                                   33,804
     12,564   Ipass, Inc.(a)                                                                      16,584
      7,542   j2 Global, Inc.                                                                    641,749
      6,373   KEYW Holding Corp.(a)                                                               59,588
     22,407   Leidos Holdings, Inc.                                                            1,158,218
     11,498   Limelight Networks, Inc.(a)                                                         33,229
      8,346   LivePerson, Inc.(a)                                                                 91,806
      8,216   LogMeIn, Inc.                                                                      858,572
     10,859   Manhattan Associates, Inc.(a)                                                      521,883
      1,020   Mastech Holdings, Inc.(a)                                                            6,610
      7,940   Match Group, Inc.(a)                                                               137,997
      9,003   Medidata Solutions, Inc.(a)                                                        704,035
     13,832   The Meet Group, Inc.(a)                                                             69,852
      1,631   MicroStrategy, Inc., Class A(a)                                                    312,614
      3,810   MINDBODY, Inc., Class A(a)                                                         103,632
      6,170   Mitek Systems, Inc.(a)                                                              51,828
      8,172   MobileIron, Inc.(a)                                                                 49,441
      4,111   Model N, Inc.(a)                                                                    54,676
      6,127   Monotype Imaging Holdings, Inc.                                                    112,124
      1,899   MuleSoft, Inc., Class A(a)                                                          47,361
     14,040   Netscout Systems, Inc.(a)                                                          482,976
      5,437   New Relic, Inc.(a)                                                                 233,845
      9,602   NIC, Inc.                                                                          181,958
     40,375   Nuance Communications, Inc.(a)                                                     702,929
      2,321   Nutanix, Inc., Class A(a)                                                           46,768
      1,164   Okta, Inc.(a)                                                                       26,539
     14,551   Palo Alto Networks, Inc.(a)                                                      1,947,069
      1,186   Park City Group, Inc.(a)(b)                                                         14,410
      6,619   Paycom Software, Inc.(a)                                                           452,806
      4,538   PC-Tel, Inc.                                                                        32,129
      4,645   PDF Solutions, Inc.(a)                                                              76,410
      5,608   Pegasystems, Inc.                                                                  327,227
      5,910   Perficient, Inc.(a)                                                                110,162
      8,583   Premier, Inc., Class A(a)                                                          308,988
      1,388   Presidio, Inc.(a)                                                                   19,862
      7,313   Progress Software Corp.                                                            225,899
      6,680   Proofpoint, Inc.(a)                                                                580,024
      4,092   PROS Holdings, Inc.(a)                                                             112,080
     18,357   PTC, Inc.(a)                                                                     1,011,838
      4,257   Q2 Holdings, Inc.(a)                                                               157,296
        906   QAD, Inc., Class A                                                                  29,037
      1,021   QAD, Inc., Class B                                                                  27,414
      6,990   Quality Systems, Inc.(a)                                                           120,298
      4,507   Qualys, Inc.(a)                                                                    183,886
      1,687   Rapid7, Inc.(a)                                                                     28,392
      8,368   RealPage, Inc.(a)                                                                  300,830
      2,809   Rightside Group Ltd.(a)                                                             29,832
      2,435   RigNet, Inc.(a)                                                                     39,082
      9,479   RingCentral, Inc., Class A(a)                                                      346,457
      5,595   Rocket Fuel, Inc.(a)                                                                15,386
      3,678   Rosetta Stone, Inc.(a)                                                              39,649
      6,999   Science Applications International Corp.                                           485,871
     26,295   ServiceNow, Inc.(a)                                                              2,787,270
      2,987   Shutterstock, Inc.(a)                                                              131,667
      6,698   Silver Spring Networks, Inc.(a)                                                     75,553
      3,086   Smith Micro Software, Inc.(a)                                                        4,506
        114   SoftBrands, Inc.(c)                                                                      -
     21,380   Splunk, Inc.(a)                                                                  1,216,308
      2,618   SPS Commerce, Inc.(a)                                                              166,924
      4,833   Square, Inc., Class A(a)                                                           113,382
     26,496   SS&C Technologies Holdings, Inc.                                                 1,017,711
      5,782   Support.com, Inc.(a)                                                                13,530
      6,422   Synchronoss Technologies, Inc.(a)                                                  105,642
      4,141   Syntel, Inc.                                                                        70,231
      9,222   Tableau Software, Inc., Class A(a)                                                 565,032
      5,854   TeleNav, Inc.(a)                                                                    47,417
     19,206   Teradata Corp.(a)                                                                  566,385
     18,079   TiVo Corp.                                                                         337,173
      4,630   Twilio, Inc.(a)                                                                    134,779

================================================================================

60  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
     94,597   Twitter, Inc.(a)                                                              $  1,690,448
      5,367   Tyler Technologies, Inc.(a)                                                        942,821
      4,768   Ultimate Software Group, Inc.(a)                                                 1,001,566
      7,423   Unisys Corp.(a)                                                                     95,014
        971   Upland Software, Inc.(a)                                                            21,352
     25,023   Vantiv, Inc., Class A(a)                                                         1,584,957
      2,808   Varonis Systems, Inc.(a)                                                           104,458
      4,683   VASCO Data Security International, Inc.(a)                                          67,201
      1,852   Vectrus, Inc.(a)                                                                    59,857
     16,129   Veeva Systems, Inc., Class A(a)                                                    988,869
     10,536   Verint Systems, Inc.(a)                                                            428,815
      6,877   VirnetX Holding Corp.(a)(b)                                                         31,290
      4,107   Virtusa Corp.(a)                                                                   120,746
     11,217   VMware, Inc., Class A(a)                                                           980,702
      8,012   Web.com Group, Inc.(a)                                                             202,704
     20,720   Workday, Inc., Class A(a)                                                        2,009,840
      3,410   Workiva, Inc.(a)                                                                    64,960
      1,893   Xactly Corp.(a)                                                                     29,625
     12,765   Zendesk, Inc.(a)                                                                   354,612
     10,588   Zix Corp.(a)                                                                        60,246
    126,814   Zynga, Inc., Class A(a)                                                            461,603
                                                                                            ------------
                                                                                              53,262,107
                                                                                            ------------

SUPPORT SERVICES - 4.1%
      8,327   ABM Industries, Inc.                                                               345,737
      8,239   Acacia Research Corp.(a)                                                            33,780
      6,022   Advanced Disposal Services, Inc.(a)                                                136,880
      6,250   Advisory Board Co.(a)                                                              321,875
     23,214   Amdocs Ltd.                                                                      1,496,374
      7,750   AMN Healthcare Services, Inc.(a)                                                   302,637
      6,349   Applied Industrial Technologies, Inc.                                              374,908
      1,767   Aqua Metals, Inc.(a)                                                                22,176
      6,901   ARC Document Solutions, Inc.(a)                                                     28,708
      1,014   Asure Software, Inc.(a)                                                             14,815
      3,786   B. Riley Financial, Inc.                                                            70,230
      8,491   Barnes Group, Inc.                                                                 496,978
      1,189   Barrett Business Services, Inc.                                                     68,118
     12,100   Bazaarvoice, Inc.(a)                                                                59,895
      2,668   Black Box Corp.                                                                     22,811
     23,420   Booz Allen Hamilton Holding Corp.                                                  762,087
      7,345   Brink's Co.                                                                        492,115
     18,537   Broadridge Financial Solutions, Inc.                                             1,400,656
      7,594   Cardtronics PLC, Class A(a)                                                        249,539
      2,116   Cartesian, Inc.(a)                                                                   1,587
      7,582   Casella Waste Systems, Inc., Class A(a)                                            124,421
      1,314   Cass Information Systems, Inc.                                                      86,251
      9,058   CBIZ, Inc.(a)                                                                      135,870
      1,891   CDI Corp.(a)                                                                        11,062
      1,842   Cenveo, Inc.(a)                                                                     11,218
      8,279   Clean Harbors, Inc.(a)                                                             462,217
      5,684   Comfort Systems USA, Inc.                                                          210,876
     14,425   Convergys Corp.                                                                    343,026
     13,193   CoreLogic, Inc.(a)                                                                 572,312
      5,068   CoStar Group, Inc.(a)                                                            1,335,925
      1,412   CRA International, Inc.                                                             51,284
      3,693   Crawford & Co., Class B                                                             34,345
      5,168   Cross Country Healthcare, Inc.(a)                                                   66,719
      7,253   Deluxe Corp.                                                                       502,053
      8,680   DHI Group, Inc.(a)                                                                  24,738
      9,636   DigitalGlobe, Inc.(a)                                                              320,879
      3,992   Donnelley Financial Solutions, Inc.(a)                                              91,656
      2,735   DXP Enterprises, Inc.(a)                                                            94,357
      3,906   Ennis, Inc.                                                                         74,605
      5,328   Essendant, Inc.                                                                     79,014
      8,232   Euronet Worldwide, Inc.(a)                                                         719,230
     10,402   Everi Holdings, Inc.(a)                                                             75,727
      9,459   EVERTEC, Inc.                                                                      163,641
      6,283   Evolent Health, Inc., Class A(a)                                                   159,274
      5,026   ExlService Holdings, Inc.(a)                                                       279,345

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

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      1,784   ExOne Co.(a)                                                                  $     20,427
      3,885   Exponent, Inc.                                                                     226,495
     30,401   First Data Corp., Class A(a)                                                       553,298
     14,576   FleetCor Technologies, Inc.(a)                                                   2,102,005
      2,677   Franklin Covey Co.(a)                                                               51,666
        300   Frontline Capital Group(a)(c)                                                            -
      7,409   FTI Consulting, Inc.(a)                                                            259,019
     21,598   Genpact Ltd.                                                                       601,072
      2,813   GP Strategies Corp.(a)                                                              74,263
     31,523   HD Supply Holdings, Inc.(a)                                                        965,549
      2,753   Heidrick & Struggles International, Inc.                                            59,878
      3,226   Heritage-Crystal Clean, Inc.(a)                                                     51,293
      7,493   Hudson Global, Inc.                                                                 10,041
      3,264   Hudson Technologies, Inc.(a)                                                        27,581
      3,240   Huron Consulting Group, Inc.(a)                                                    139,968
      3,065   ICF International, Inc.(a)                                                         144,361
      4,450   Imperva, Inc.(a)                                                                   212,932
      7,279   InnerWorkings, Inc.(a)                                                              84,436
     10,521   Inovalon Holdings, Inc., Class A(a)                                                138,351
      2,827   Insperity, Inc.                                                                    200,717
     12,124   Jack Henry & Associates, Inc.                                                    1,259,320
      3,995   Kaman Corp.                                                                        199,231
      4,059   Kelly Services, Inc., Class A                                                       91,125
      3,944   Kforce, Inc.                                                                        77,302
     10,107   Korn/Ferry International                                                           348,995
      6,424   LSC Communications, Inc.                                                           137,474
     10,425   ManpowerGroup, Inc.                                                              1,163,951
     10,231   MAXIMUS, Inc.                                                                      640,768
      3,639   McGrath RentCorp                                                                   126,019
      2,701   Mistras Group, Inc.(a)                                                              59,341
      6,403   Mobile Mini, Inc.                                                                  191,130
      9,568   ModusLink Global Solutions, Inc.(a)                                                 16,361
      7,060   MSC Industrial Direct Co., Inc., Class A                                           606,878
        963   National Research Corp., Class A                                                    25,905
      7,309   Navigant Consulting, Inc.(a)                                                       144,426
      7,934   NeuStar, Inc., Class A(a)                                                          264,599
        752   NV5 Global Inc.(a)                                                                  31,960
      2,444   Odyssey Marine Exploration, Inc.(a)                                                  8,823
      7,474   On Assignment, Inc.(a)                                                             404,717
      1,321   Park-Ohio Holdings Corp.                                                            50,330
      4,810   Perma-Fix Environmental Services(a)                                                 17,797
     28,398   Pitney Bowes, Inc.                                                                 428,810
      9,438   Planet Payment, Inc.(a)                                                             31,145
      6,115   PRGX Global, Inc.(a)                                                                39,747
      4,359   Quad/Graphics, Inc.                                                                 99,908
      2,241   Quest Resource Holding Corp.(a)                                                      5,513
      4,605   Resources Connection, Inc.                                                          63,088
      8,380   RPX Corp.(a)                                                                       116,901
     10,646   RR Donnelley & Sons Co.                                                            133,501
      4,015   Schnitzer Steel Industries, Inc., Class A                                          101,178
     10,518   ServiceSource International, Inc.(a)                                                40,810
      3,499   Sharps Compliance Corp.(a)                                                          14,801
      3,340   StarTek, Inc.(a)                                                                    40,882
      5,857   Sykes Enterprises, Inc.(a)                                                         196,385
      4,703   Team, Inc.(a)                                                                      110,285
      2,549   TeleTech Holdings, Inc.                                                            103,999
      8,976   Tetra Tech, Inc.                                                                   410,652
     19,135   TransUnion(a)                                                                      828,737
      5,713   TriNet Group, Inc.(a)                                                              187,044
      6,460   TrueBlue, Inc.(a)                                                                  171,190
      3,348   U.S. Ecology, Inc.                                                                 169,074
      2,344   UniFirst Corp.                                                                     329,801
      3,377   Universal Technical Institute, Inc.(a)                                              12,056
      3,107   Viad Corp.                                                                         146,806

================================================================================

62  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      5,921   WageWorks, Inc.(a)                                                            $    397,891
      6,113   WEX, Inc.(a)                                                                       637,402
        722   Willdan Group, Inc.(a)                                                              22,057
                                                                                            ------------
                                                                                              29,361,418
                                                                                            ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
     17,506   3D Systems Corp.(a)                                                                327,362
      2,280   Acacia Communications, Inc.(a)                                                      94,552
      7,492   ADTRAN, Inc.                                                                       154,710
      6,210   Advanced Energy Industries, Inc.(a)                                                401,725
      3,119   Agilysys, Inc.(a)                                                                   31,564
      2,913   Alpha & Omega Semiconductor Ltd.(a)                                                 48,560
     18,642   Amkor Technology, Inc.(a)                                                          182,132
      2,148   Amtech Systems, Inc.(a)                                                             18,129
      2,758   Applied Optoelectronics, Inc.(a)(b)                                                170,417
     30,135   ARRIS International PLC(a)                                                         844,383
      4,811   Axcelis Technologies, Inc.(a)                                                      100,790
      3,742   AXT, Inc.(a)                                                                        23,762
     63,429   Brocade Communications Systems, Inc.                                               799,840
     10,683   Brooks Automation, Inc.                                                            231,714
      4,270   Cabot Microelectronics Corp.                                                       315,254
      5,908   CalAmp Corp.(a)                                                                    120,110
     10,511   Cavium, Inc.(a)                                                                    653,048
      3,467   CEVA, Inc.(a)                                                                      157,575
     22,691   Ciena Corp.(a)                                                                     567,729
     10,096   Cirrus Logic, Inc.(a)                                                              633,221
      2,370   Clearfield, Inc.(a)                                                                 31,284
      4,081   Cohu, Inc.                                                                          64,235
     30,439   CommScope Holding Co., Inc.(a)                                                   1,157,595
      3,715   Comtech Telecommunications Corp.                                                    70,474
      3,805   Concurrent Computer Corp.                                                           25,646
      6,048   Cray, Inc.(a)                                                                      111,283
     14,947   Cree, Inc.(a)                                                                      368,444
     53,019   Cypress Semiconductor Corp.                                                        723,709
     12,634   Diebold Nixdorf, Inc.                                                              353,752
      4,719   Digi International, Inc.(a)                                                         47,898
      5,690   Diodes, Inc.(a)                                                                    136,731
      4,564   DSP Group, Inc.(a)                                                                  52,942
      5,090   Dycom Industries, Inc.(a)                                                          455,657
      7,058   EchoStar Corp., Class A(a)                                                         428,421
      7,109   Electronics for Imaging, Inc.(a)                                                   336,824
      4,624   Emcore Corp.                                                                        49,246
     21,468   Entegris, Inc.(a)                                                                  471,223
      2,204   ePlus, Inc.(a)                                                                     163,316
     18,940   Extreme Networks, Inc.(a)                                                          174,627
     17,636   Finisar Corp.(a)                                                                   458,183
     12,072   First Solar, Inc.(a)                                                               481,431
     11,782   FormFactor, Inc.(a)                                                                146,097
      4,254   GSI Technology, Inc.(a)                                                             33,436
     12,042   Harmonic, Inc.(a)                                                                   63,221
        971   Ichor Holdings Ltd.(a)                                                              19,575
      3,541   ID Systems, Inc.(a)                                                                 21,706
      3,365   Identiv, Inc.(a)                                                                    17,666
      1,069   Impinj, Inc.(a)                                                                     52,007
     22,378   Infinera Corp.(a)                                                                  238,773
      5,706   Inphi Corp.(a)                                                                     195,716
      5,507   Insight Enterprises, Inc.(a)                                                       220,225
     20,498   Integrated Device Technology, Inc.(a)                                              528,643
      5,491   InterDigital, Inc.                                                                 424,454
      5,242   Intra-Cellular Therapies, Inc.(a)                                                   65,106
      3,911   IXYS Corp.                                                                          64,336
     11,813   Kopin Corp.(a)                                                                      43,826
     10,388   Kulicke & Soffa Industries, Inc.(a)                                                197,580
      2,945   KVH Industries, Inc.(a)                                                             27,978
      9,095   Lantronix, Inc.(a)                                                                  22,192
     19,222   Lattice Semiconductor Corp.(a)                                                     128,019
      1,784   Loral Space & Communications, Inc.(a)                                               74,125

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

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
--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      8,678   LRAD Corp.                                                                    $     14,666
      8,998   Lumentum Holdings, Inc.(a)                                                         513,336
     69,768   Marvell Technology Group Ltd.                                                    1,152,567
     44,823   Maxim Integrated Products, Inc.                                                  2,012,553
      8,148   MaxLinear, Inc., Class A(a)                                                        227,248
      8,280   Mercury Systems, Inc.(a)                                                           348,505
     18,199   Microsemi Corp.(a)                                                                 851,713
      8,485   MKS Instruments, Inc.                                                              571,040
      5,914   Monolithic Power Systems, Inc.                                                     570,110
      1,465   MoSys, Inc.(a)(b)                                                                    2,505
      4,363   Nanometrics, Inc.(a)                                                               110,340
     19,358   NCR Corp.(a)                                                                       790,581
     12,904   Neonode, Inc.(a)                                                                    13,936
      4,903   NeoPhotonics Corp.(a)                                                               37,851
      5,677   NETGEAR, Inc.(a)                                                                   244,679
     20,414   Oclaro, Inc.(a)                                                                    190,667
     66,007   ON Semiconductor Corp.(a)                                                          926,738
      2,194   Ooma, Inc.(a)                                                                       17,552
      1,750   Optical Cable Corp.(a)                                                               4,288
      3,332   PAR Technology Corp.(a)                                                             28,422
      4,644   ParkerVision, Inc.(a)                                                                8,313
      1,900   PC Connection, Inc.                                                                 51,414
      2,899   Pendrell Corp.(a)                                                                   20,960
     10,897   Photronics, Inc.(a)                                                                102,432
      5,286   Pixelworks, Inc.(a)                                                                 24,263
      5,004   Plantronics, Inc.                                                                  261,759
      4,369   Power Integrations, Inc.                                                           318,500
     15,900   Pure Storage, Inc., Class A(a)                                                     203,679
        749   Quantenna Communications, Inc.(a)                                                   14,231
      5,670   Quantum Corp.(a)                                                                    44,283
      9,826   QuickLogic Corp.(a)                                                                 14,346
      2,149   Qumu Corp.(a)                                                                        6,275
     16,362   Rambus, Inc.(a)                                                                    187,018
      5,365   Rudolph Technologies, Inc.(a)                                                      122,590
      3,608   ScanSource, Inc.(a)                                                                145,402
      7,106   Seachange International, Inc.(a)                                                    18,902
     10,811   Semtech Corp.(a)                                                                   386,493
     10,755   ShoreTel, Inc.(a)                                                                   62,379
      6,054   Sigma Designs, Inc.(a)                                                              35,416
      6,872   Silicon Laboratories, Inc.(a)                                                      469,701
      2,214   Sonic Foundry, Inc.(a)                                                               8,612
      8,411   Sonus Networks, Inc.(a)                                                             62,578
      4,851   Sunworks, Inc.(a)                                                                    8,489
      6,046   Super Micro Computer, Inc.(a)                                                      149,034
      5,823   Synaptics, Inc.(a)                                                                 301,107
      4,401   SYNNEX Corp.                                                                       527,944
      1,844   Systemax, Inc.                                                                      34,667
      5,204   Tech Data Corp.(a)                                                                 525,604
     31,647   Teradyne, Inc.                                                                     950,359
      2,692   TransAct Technologies, Inc.                                                         22,882
     10,957   TransEnterix, Inc.(a)                                                                7,779
      3,998   Ubiquiti Networks, Inc.(a)                                                         207,776
      5,086   Ultra Clean Holdings, Inc.(a)                                                       95,363
      7,417   USA Technologies, Inc.(a)                                                           38,568
     18,810   VeriFone Systems, Inc.(a)                                                          340,461
      8,405   ViaSat, Inc.(a)                                                                    556,411
     36,093   Viavi Solutions, Inc.(a)                                                           380,059
      4,197   Vocera Communications, Inc.(a)                                                     110,885
      4,073   VOXX International Corp.(a)                                                         33,399
      7,325   West Corp.                                                                         170,819
      9,468   Xcerra Corp.(a)                                                                     92,502
      7,141   Xperi Corp.                                                                        212,802
                                                                                            ------------
                                                                                              30,589,932
                                                                                            ------------
TOBACCO - 0.1%
     10,809   22nd Century Group Inc.(a)                                                          18,916
      1,357   Alliance One International, Inc.(a)                                                 19,541
      4,407   Schweitzer-Mauduit International, Inc.                                             164,072

================================================================================

64  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      4,521   Universal Corp.                                                               $    292,509
     14,824   Vector Group Ltd.                                                                  316,048
                                                                                            ------------
                                                                                                 811,086
                                                                                            ------------
TRAVEL & LEISURE - 4.8%
      1,928   Allegiant Travel Co.                                                               261,437
      9,009   AMC Entertainment Holdings, Inc., Class A                                          204,955
     38,126   Aramark                                                                          1,562,403
     13,453   Avis Budget Group, Inc.(a)                                                         366,863
     12,500   Belmond Ltd., Class A(a)                                                           166,250
        187   Biglari Holdings, Inc.(a)                                                           74,751
      3,216   BJ's Restaurants, Inc.(a)                                                          119,796
     16,524   Bloomin' Brands, Inc.                                                              350,804
      3,169   Bob Evans Farms, Inc.                                                              227,629
      1,669   Bojangles', Inc.(a)                                                                 27,121
     12,688   Boyd Gaming Corp.                                                                  314,789
      3,322   Bravo Brio Restaurant Group, Inc.(a)                                                15,281
      7,527   Brinker International, Inc.                                                        286,779
      2,751   Buffalo Wild Wings, Inc.(a)                                                        348,552
      8,936   Caesars Entertainment Corp.(a)(b)                                                  107,232
      6,109   Carrols Restaurant Group, Inc.(a)                                                   74,835
      6,355   Century Casinos, Inc.(a)                                                            46,836
      6,609   Cheesecake Factory, Inc.                                                           332,433
      5,449   Choice Hotels International, Inc.                                                  350,098
      1,973   Churchill Downs, Inc.                                                              361,651
      2,773   Chuy's Holdings, Inc.(a)                                                            64,888
     16,653   Cinemark Holdings, Inc.                                                            646,969
      9,819   ClubCorp Holdings, Inc.                                                            128,629
      3,588   Cracker Barrel Old Country Store, Inc.                                             600,093
      5,755   Dave & Buster's Entertainment, Inc.(a)                                             382,765
      4,306   Del Frisco's Restaurant Group, Inc.(a)                                              69,327
      6,237   Del Taco Restaurants, Inc.(a)                                                       85,759
     12,272   Denny's Corp.(a)                                                                   144,441
      2,576   DineEquity, Inc.                                                                   113,473
      7,560   Domino's Pizza, Inc.                                                             1,599,167
      6,916   Dover Downs Gaming & Entertainment, Inc.(a)                                          7,677
      1,592   Dover Motorsports, Inc.                                                              3,343
     11,272   Drive Shack, Inc.                                                                   35,507
     14,048   Dunkin'Brands Group, Inc.                                                          774,326
      3,382   El Pollo Loco Holdings, Inc.(a)                                                     46,841
      7,464   Eldorado Resorts, Inc.(a)                                                          149,280
        827   Empire Resorts, Inc.(a)                                                             19,765
     31,381   Extended Stay America, Inc.                                                        607,536
      1,498   Famous Dave's of America, Inc.(a)                                                    5,468
      4,111   Fiesta Restaurant Group, Inc.(a)                                                    84,892
     10,488   Four Corners Property Trust, Inc.                                                  263,354
      8,160   Full House Resorts, Inc.(a)                                                         19,910
      1,026   Gaming Partners International Corp.                                                 12,302
        810   Golden Entertainment, Inc.(a)                                                       16,775
      2,486   Habit Restaurants, Inc., Class A(a)                                                 39,279
      8,543   Hawaiian Holdings, Inc.(a)                                                         401,094
      3,841   Herc Holdings, Inc.(a)                                                             151,028
     11,270   Hertz Global Holdings, Inc.(a)                                                     129,605
      9,502   Hilton Grand Vacations, Inc.(a)                                                    342,642
      6,088   Hyatt Hotels Corp., Class A(a)                                                     342,206
     17,146   ILG, Inc.                                                                          471,344
      3,864   International Speedway Corp., Class A                                              145,093
      1,013   Intrawest Resorts Holdings, Inc.(a)                                                 24,049
      4,126   J Alexander's Holdings, Inc.(a)                                                     50,543
      4,878   Jack in the Box, Inc.                                                              480,483

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                                                   SCHEDULE OF INVESTMENTS |  65

================================================================================

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
      3,045   Jamba, Inc.(a)                                                                $     23,721
     53,531   JetBlue Airways Corp.(a)                                                         1,222,113
     12,475   La Quinta Holdings, Inc.(a)                                                        184,256
     56,781   Las Vegas Sands Corp.                                                            3,627,738
      2,717   Liberty Braves Group, Class A(a)                                                    64,909
      6,324   Liberty Braves Group, Class C(a)                                                   151,586
      8,378   Liberty Expedia Holdings, Inc., Class A(a)                                          452,580
     10,940   Liberty TripAdvisor Holdings, Inc., Series A(a)                                    126,904
      5,639   Luby's, Inc.(a)                                                                     15,846
      2,274   Madison Square Garden Co., Class A(a)                                              447,751
      3,067   Marcus Corp.                                                                        92,623
      3,630   Marriott Vacations Worldwide Corp.                                                 427,432
     75,505   MGM Resorts International                                                        2,362,551
      2,088   Monarch Casino & Resort, Inc.(a)                                                    63,162
      3,634   Noodles & Co.(a)                                                                    14,173
     25,744   Norwegian Cruise Line Holdings Ltd.(a)                                           1,397,642
      3,398   Panera Bread Co., Class A(a)                                                     1,069,147
      4,041   Papa John's International, Inc.                                                    289,982
     11,873   Penn National Gaming, Inc.(a)                                                      254,082
      9,766   Pinnacle Entertainment, Inc.(a)                                                    192,976
     11,978   Planet Fitness, Inc., Class A                                                      279,567
      5,162   Playa Hotels & Resorts NV(a)                                                        61,686
      4,799   Potbelly Corp.(a)                                                                   55,188
      2,654   RCI Hospitality Holdings, Inc.                                                      63,271
      2,601   Reading International, Inc., Class A(a)                                             41,954
      5,052   Red Lion Hotels Corp.(a)                                                            37,132
      1,864   Red Robin Gourmet Burgers, Inc.(a)                                                 121,626
      7,209   Red Rock Resorts, Inc., Class A                                                    169,772
     16,050   Regal Entertainment Group, Class A                                                 328,383
     10,132   Ruby Tuesday, Inc.(a)                                                               20,365
      4,841   Ruth's Hospitality Group, Inc.                                                     105,292
      7,679   Ryman Hospitality Properties, Inc.                                                 491,533
     33,436   Sabre Corp.                                                                        727,902
      7,878   Scientific Games Corp., Class A(a)                                                 205,616
      9,937   SeaWorld Entertainment, Inc.                                                       161,675
      2,951   Shake Shack, Inc., Class A(a)                                                      102,931
     13,350   Six Flags Entertainment Corp.                                                      795,793
      7,663   SkyWest, Inc.                                                                      268,971
      7,093   Sonic Corp.                                                                        187,894
      1,762   Speedway Motorsports, Inc.                                                          32,192
     10,544   Spirit Airlines, Inc.(a)                                                           544,598
      9,590   Texas Roadhouse, Inc.                                                              488,610
      5,154   Town Sports International Holdings, Inc.(a)                                         24,224
     19,914   Travelport Worldwide Ltd.                                                          274,017
      2,100   Travelzoo, Inc.(a)                                                                  22,995
      6,235   Vail Resorts, Inc.                                                               1,264,645
     30,432   Wendy's Co.                                                                        472,000
      5,041   Wingstop, Inc.                                                                     155,767
      5,646   World Wrestling Entertainment, Inc., Class A                                       115,009
      3,126   Zoe's Kitchen, Inc.(a)                                                              37,231
                                                                                            ------------
                                                                                              34,199,361
                                                                                            ------------
              Total Common Stocks - 98.2%                                                    702,770,366
                                                                                            ------------

================================================================================

66  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

--------------------------------------------------------------------------------------------------------
BENEFICIAL
INTEREST
(000)         INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
OTHER INTERESTS(e)

PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
        $ 3   Merck KGaA(c)                                                                 $          -
                                                                                            ------------
REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.0%
          4   AmeriVest Properties, Inc.(c)                                                            -
                                                                                            ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
          4   Gerber Scientific, Inc.(c)                                                              45
                                                                                            ------------
TRAVEL & LEISURE - 0.0%
         13   FRD Acquisition Co.(c)                                                                   -
                                                                                            ------------
              Total Other
                Interests - 0.0%                                                                      45
                                                                                            ------------

--------------------------------------------------------------------------------------------------------
SHARES
HELD
--------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%

PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
     21,860   Dyax Corp. CVR (Expires 12/31/19)(a)(c)                                             50,059
                                                                                            ------------
              Total Long-Term Investments (Cost - $453,300,284) - 98.2%                      702,820,470
                                                                                            ------------

--------------------------------------------------------------------------------------------------------
SHARES
HELD          INDUSTRY/ISSUE                                                                       VALUE
--------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES - 1.9%
 11,513,262   BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84%(d)(f)(g)        $ 11,513,262
                                                                                            ------------
  2,330,195   BlackRock Cash Funds:
              Institutional, SL Agency Shares 1.29%(d)(f)(h)                                   2,330,894
                                                                                            ------------
              Total Short-Term Securities (Cost - $13,844,254) - 1.9%                         13,844,156
                                                                                            ------------
              TOTAL INVESTMENTS
                (Cost - $467,144,538) - 100.1%                                               716,664,626
                                                                                            ------------
              LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                                    (473,958)
                                                                                            ------------

              NET ASSETS - 100.0%                                                           $716,190,668
                                                                                            ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Non-income producing security.
(b) Security, or a portion of the security, is on loan.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  67

================================================================================

(d) During the six months ended June 30, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:


                              SHARES                                   SHARES                               NET      CHANGE IN
                             HELD AT                                  HELD AT     VALUE AT             REALIZED     UNREALIZED
                        DECEMBER 31,      SHARES         SHARES      JUNE 30,     JUNE 30,                 GAIN   APPRECIATION
AFFILIATE                       2016   PURCHASED           SOLD          2017         2017     INCOME    (LOSS) (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
BlackRock Cash Funds:
  Institutional, SL
  Agency Shares                    -   2,330,195(1)          -      2,330,195  $ 2,330,894          -      $ (8)       $   (97)
BlackRock Liquidity
  Funds, T-Fund,
  Institutional Class     10,850,139     663,123(1)          -     11,513,262   11,513,262  $  37,771         -              -
PennyMac Mortgage
  Investment Trust            10,450           -             -         10,450      191,131      4,912         -         20,064
SL Liquidity Series, LLC,
  Money Market Series      5,565,324           -    (5,565,324)(2)          -            -    218,292(3)    989           (388)
------------------------------------------------------------------------------------------------------------------------------
Total                                                                          $14,035,287  $ 260,975      $981        $19,579
------------------------------------------------------------------------------------------------------------------------------

(1)Represents net shares purchased.
(2)Represents net shares sold.
(3)Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and collateral investment expenses, and other payments to and from borrowers of securities.

(e) Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f) Current yield as of period end.
(g) All or a portion of security was purchased with the cash collateral from loaned securities.
(h) Security was purchased with the cash collateral from loaned securities.

    For Series compliance purposes, the Series' sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

DERIVATIVE FINANCIAL INSTRUMENTS OUTSTANDING AS OF PERIOD END

FUTURES CONTRACTS

                                                   NOTIONAL       UNREALIZED
CONTRACTS     ISSUE               EXPIRATION          VALUE     DEPRECIATION
----------------------------------------------------------------------------
84            Russell 2000         September     $5,940,060          $59,843
                Mini Index              2017
40            S&P MidCap           September
                400 E-Mini Index        2017     $6,984,400           22,629
                                                                     -------
TOTAL                                                                $82,472
                                                                     =======

DERIVATIVE FINANCIAL INSTRUMENTS CATEGORIZED BY RISK EXPOSURE

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

                                                                           FOREIGN
                                                                          CURRENCY   INTEREST
ASSETS - DERIVATIVE                     COMMODITY     CREDIT     EQUITY   EXCHANGE       RATE      OTHER
FINANCIAL INSTRUMENTS                   CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS    TOTAL
-----------------------------------------------------------------------------------------------------------------
Futures contracts      Net unrealized
                       appreciation(1)          -          -    $82,472          -          -          -  $82,472
-----------------------------------------------------------------------------------------------------------------

(1)Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

================================================================================

68  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

For the six months ended June 30, 2017, the effect of derivative financial instruments in the Statement of Operations was as follows:

                                                                                FOREIGN
                                                                               CURRENCY   INTEREST
                                            COMMODITY     CREDIT      EQUITY   EXCHANGE       RATE     OTHER
                                            CONTRACTS  CONTRACTS   CONTRACTS  CONTRACTS  CONTRACTS CONTRACTS          TOTAL
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
Futures contracts                                   -          -    $476,440          -          -         -    $   476,440
---------------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:
Futures contracts                                   -          -    $153,531          -          -         -    $   153,531
---------------------------------------------------------------------------------------------------------------------------
AVERAGE QUARTERLY BALANCES OF OUTSTANDING
  DERIVATIVE FINANCIAL INSTRUMENTS
Futures contracts:
  Average notional value of contracts - long                                                                    $12,099,440
---------------------------------------------------------------------------------------------------------------------------

For more information about the Series' investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

FAIR VALUE HIERARCHY AS OF PERIOD END

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series' policy regarding valuation of investments and derivative financial instruments refer to the Notes to Financial Statements.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  69

================================================================================

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

                                                  LEVEL 1          LEVEL 2     LEVEL 3             TOTAL
--------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Common Stocks:
    Aerospace & Defense                       $10,715,421          $     -     $     -      $ 10,715,421
    Alternative Energy                            893,247                -           -           893,247
    Automobiles & Parts                        17,585,605                -           -        17,585,605
    Banks                                      55,377,657                -           -        55,377,657
    Beverages                                     648,989                -           -           648,989
    Chemicals                                  19,097,716                -           -        19,097,716
    Construction & Materials                   18,296,091                -           -        18,296,091
    Electricity                                 9,374,763                -           -         9,374,763
    Electronic & Electrical Equipment          22,898,577                -           -        22,898,577
    Financial Services                         29,720,355                -           -        29,720,355
    Fixed Line Telecommunications               2,277,776                -           -         2,277,776
    Food & Drug Retailers                       3,504,296                -           -         3,504,296
    Food Producers                             14,535,396                -           -        14,535,396
    Forestry & Paper                            1,456,797                -           -         1,456,797
    Gas, Water & Multi-Utilities               10,776,515                -           -        10,776,515
    General Industrials                        11,886,778                -           -        11,886,778
    General Retailers                          28,445,775                -           -        28,445,775
    Health Care Equipment & Services           32,685,335                -           -        32,685,335
    Household Goods & Home Construction        11,219,181                -           -        11,219,181
    Industrial Engineering                     22,625,053                -           -        22,625,053
    Industrial Metals & Mining                  6,149,871           31,376           -         6,181,247
    Industrial Transportation                   9,956,070                -           -         9,956,070
    Leisure Goods                               6,663,776                -           -         6,663,776
    Life Insurance                              2,483,012                -           -         2,483,012
    Media                                      24,990,902                -           -        24,990,902
    Mining                                      3,496,027                -           -         3,496,027
    Mobile Telecommunications                   4,906,756                -           -         4,906,756
    Nonlife Insurance                          23,807,058                -           -        23,807,058
    Oil & Gas Producers                        16,702,709                -         467        16,703,176
    Oil Equipment, Services & Distribution      8,256,451                -           -         8,256,451
    Personal Goods                              6,339,971                -           -         6,339,971
    Pharmaceuticals & Biotechnology            41,320,669                -           -        41,320,669
    Real Estate Investment & Services          11,255,743                -           -        11,255,743
    Real Estate Investment Trusts (REITs)      64,164,281                -           -        64,164,281
    Software & Computer Services               53,262,107                -           -        53,262,107
    Support Services                           29,361,418                -           -        29,361,418
    Technology Hardware & Equipment            30,589,932                -           -        30,589,932
    Tobacco                                       811,086                -           -           811,086
    Travel & Leisure                           34,199,361                -           -        34,199,361
  Other Interests:
    Technology Hardware & Equipment                     -                -          45                45
  Rights:
    Pharmaceuticals & Biotechnology                     -                -      50,059            50,059
  Short-Term Securities                        13,844,156                -           -        13,844,156
--------------------------------------------------------------------------------------------------------
TOTAL                                         $716,582,679         $31,376     $50,571      $716,664,626
========================================================================================================

================================================================================

70  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

                       DERIVATIVE FINANCIAL INSTRUMENTS(1)
--------------------------------------------------------------------------------
                        LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
--------------------------------------------------------------------------------
ASSETS:
Equity contracts        $82,472                -                -        $82,472
================================================================================

(1) Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended June 30, 2017, there were no transfers between levels.

================================================================================

                                                   SCHEDULE OF INVESTMENTS |  71

================================================================================

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments at value - unaffiliated (including securities
    loaned at value of $2,202,903) (cost - $453,083,710)                                        $702,629,339
  Investments at value - affiliated (cost - $14,060,828)                                          14,035,287
  Cash                                                                                                   921
  Cash pledged for futures contracts                                                                 533,700
  Receivables:
    Dividends - unaffiliated                                                                         886,891
    Contributions from investors                                                                     688,039
    Investments sold                                                                                  38,079
    Dividends - affiliated                                                                             6,567
    Securities lending income - affiliated                                                             3,830
  Prepaid expenses                                                                                       904
                                                                                                ------------
      Total assets                                                                               718,823,557
                                                                                                ------------
LIABILITIES
  Cash collateral on securities loaned at value                                                    2,331,000
  Payables:
    Investments purchased                                                                             70,412
    Variation margin on futures contracts                                                             10,935
    Investment advisory fees                                                                           5,871
    Other affiliates                                                                                   5,324
    Directors' fees                                                                                    4,905
    Other accrued expenses                                                                           204,442
                                                                                                ------------
      Total liabilities                                                                            2,632,889
                                                                                                ------------
NET ASSETS                                                                                      $716,190,668
                                                                                                ============
NET ASSETS CONSIST OF
  Investors' capital                                                                            $466,588,108
  Net unrealized appreciation (depreciation)                                                     249,602,560
                                                                                                ------------
  Net Assets                                                                                    $716,190,668
                                                                                                ============

See notes to financial statements.

================================================================================

72  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

STATEMENT OF OPERATIONS

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends - unaffiliated                                                                       $ 3,491,627
  Securities lending income - affiliated - net                                                       218,292
  Dividends - affiliated                                                                              42,683
  Other income                                                                                        18,043
  Foreign taxes withheld                                                                              (3,360)
                                                                                                 -----------
      Total investment income                                                                      3,767,285
                                                                                                 -----------
EXPENSES
  Investment advisory                                                                                 34,732
  Accounting services                                                                                 58,491
  Professional                                                                                        36,607
  Directors                                                                                           11,639
  Custodian                                                                                            7,023
  Printing                                                                                             5,396
  Miscellaneous                                                                                        4,225
                                                                                                 -----------
      Total expenses                                                                                 158,113
  Less fees waived by the Manager                                                                     (4,790)
                                                                                                 -----------
      Total expenses after fees waived                                                               153,323
                                                                                                 -----------
NET INVESTMENT INCOME                                                                              3,613,962
                                                                                                 -----------
REALIZED AND UNREALIZED GAIN
  Net realized gain from:
    Investments - unaffiliated                                                                    24,294,726
    Investments - affiliated                                                                             981
    Futures contracts                                                                                476,440
                                                                                                 -----------
                                                                                                  24,772,147
                                                                                                 -----------
  Net change in unrealized appreciation (depreciation) on:
    Investments - unaffiliated                                                                    21,034,094
    Investments - affiliated                                                                          19,579
    Futures contracts                                                                                153,531
                                                                                                 -----------
                                                                                                  21,207,204
                                                                                                 -----------
      Net realized and unrealized gain                                                            45,979,351
                                                                                                 -----------
  Net Increase in Net Assets Resulting from Operations                                           $49,593,313
                                                                                                 ===========

See notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  73

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

Six-month period ended june 30, 2017 (unaudited), and year ended
December 31, 2016

------------------------------------------------------------------------------------------------------------
                                                                     SIX MONTHS ENDED             YEAR ENDED
                                                                        JUNE 30, 2017           DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS:                                        (UNAUDITED)                   2016
------------------------------------------------------------------------------------------------------------
OPERATIONS
  Net investment income                                                  $  3,613,962           $  9,545,831
  Net realized gain                                                        24,772,147             38,100,454
  Net change in unrealized appreciation (depreciation)                     21,207,204             45,203,824
                                                                         -----------------------------------
  Net increase in net assets resulting from operations                     49,593,313             92,850,109
                                                                         -----------------------------------
CAPITAL TRANSACTIONS
  Proceeds from contributions                                              42,775,273             55,281,518
  Value of withdrawals                                                    (48,006,151)           (96,053,186)
                                                                         -----------------------------------
  Net decrease in net assets derived from capital transactions             (5,230,878)           (40,771,668)
                                                                         -----------------------------------
NET ASSETS
  Total increase in net assets                                             44,362,435             52,078,441
  Beginning of period                                                     671,828,233            619,749,792
                                                                         -----------------------------------
  End of period                                                          $716,190,668           $671,828,233
                                                                         ===================================

See notes to financial statements.

================================================================================

74  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
                                               2017            --------------------------------------------------------
                                           (UNAUDITED)          2016         2015         2014         2013        2012
                                           ----------------------------------------------------------------------------
TOTAL RETURN
Total return                                   7.38%(1)        16.07%       (3.32)%       7.66%       37.98%      18.04%
                                           ----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Total expenses                                 0.05%(3)         0.06%        0.07%        0.07%(2)     0.07%       0.10%
                                           ----------------------------------------------------------------------------
Total expenses after fees waived
 and paid indirectly                           0.04%(3)         0.06%        0.06%        0.07%(2)     0.06%       0.09%
                                           ----------------------------------------------------------------------------
Net investment income                          1.04%(3)         1.56%        1.27%        1.35%(2)     1.32%       1.83%
                                           ----------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (000)            $716,191         $671,828     $619,750     $661,025     $615,867    $398,305
                                           ----------------------------------------------------------------------------
Portfolio turnover rate                           7%              13%          14%          10%          18%         12%
                                           ----------------------------------------------------------------------------

(1)Aggregate total return.
(2)Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.
(3)Annualized.

See notes to financial statements.

================================================================================

                                                      FINANCIAL HIGHLIGHTS |  75

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) ORGANIZATION

Quantitative Master Series LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Master Extended Market Index Series (the "Series") is a series of the Master LLC. The Series is classified as diversified. The Master LLC is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the "Board") to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

(2) SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

================================================================================

76  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

INVESTMENT TRANSACTIONS AND INCOME RECOGNITION - For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the "trade dates"). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

SEGREGATION AND COLLATERALIZATION - In cases where the Series enters into certain investments (e.g., futures contracts) that would be treated as "senior securities" for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a "senior security." Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

SEC REPORTING MODERNIZATION - The U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms and amended other rules to enhance the reporting and disclosure of information by registered investment companies. As part of these changes, the SEC amended Regulation S-X to standardize and enhance disclosures in investment company financial statements. The compliance date for implementing the new or amended rules is August 1, 2017.

INDEMNIFICATIONS - In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series' maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

OTHER - Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  77

================================================================================

(3) INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

INVESTMENT VALUATION POLICIES - The Series' investments are valued at fair value (also referred to as "market value" within the financial statements) as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Directors of the Master LLC (the "Board"). The BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

FAIR VALUE INPUTS AND METHODOLOGIES - The following methods and inputs are used to establish the fair value of the Series' assets and liabilities:

o Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

o Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.

o   Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value

================================================================================

78  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

("Fair Valued Investments"). The fair valuation approaches that may be used by the Global Valuation Committee include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series' pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds ("Private Company" or collectively, the "Private Companies") and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

                   STANDARD INPUTS GENERALLY CONSIDERED BY THIRD PARTY PRICING SERVICES
---------------------------------------------------------------------------------------
Market approach    (i)   recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
                   (ii)  recapitalizations and other transactions across the capital structure; and
                   (iii) market multiples of comparable issuers.
---------------------------------------------------------------------------------------
Income approach    (i)   future cash flows discounted to present and adjusted as
                         appropriate for liquidity, credit, and/or market risks;
                   (ii)  quoted prices for similar investments or assets in active markets; and
                   (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  79

================================================================================

                         speeds, loss severities, credit risks, recovery rates,
                         liquidation amounts and/or default rates.
---------------------------------------------------------------------------------------
Cost approach      (i)   audited or unaudited financial statements, investor
                         communications and financial or operational metrics issued by the Private Company;
                   (ii)  changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
                   (iii) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies
                         comparable to the Private Company.
---------------------------------------------------------------------------------------

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model ("OPM"), a probability weighted expected return model ("PWERM") or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Series. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Series is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Series could receive upon the sale of the investment.

FAIR VALUE HIERARCHY - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

o Level 1 - Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

o Level 2 - Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not

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80  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

    active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

o Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  81

================================================================================

(4) SECURITIES AND OTHER INVESTMENTS

SECURITIES LENDING - The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series' Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. ("BTC"), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an "MSLA"), which provide the right, in the event of default (including bankruptcy or insolvency), for the non- defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned,

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82  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty's bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties' obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party's net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series' securities lending agreements by counterparty which are subject to offset under an MSLA:

                                              SECURITIES         CASH
                                                LOANED        COLLATERAL       NET
COUNTERPARTY                                   AT VALUE       RECEIVED(1)    AMOUNT
-----------------------------------------------------------------------------------
Citigroup Global Markets, Inc.                $1,511,014     $(1,511,014)         -
Merrill Lynch, Pierce, Fenner & Smith, Inc.      691,889        (691,889)         -
                                              -------------------------------------
TOTAL                                         $2,202,903     $(2,202,903)         -
                                              =====================================

(1)Cash collateral with a value of $2,331,000 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BlackRock, Inc. ("BlackRock"). BlackRock's indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  83

================================================================================

(5) DERIVATIVE FINANCIAL INSTRUMENTS

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter ("OTC").

FUTURES CONTRACTS - Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract's size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract ("variation margin"). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an

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84  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

(6) INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

INVESTMENT ADVISORY - The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series' investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series' portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series.

For such services, the Series pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Series' net assets.

With respect to the Series, the Manager entered into a separate sub-advisory agreement with BlackRock Fund Advisors ("BFA"), an affiliate of the Manager. The Manager pays BFA, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.

EXPENSE LIMITATIONS, WAIVERS AND REIMBURSEMENTS - With respect to the Series, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds (the "affiliated money market fund waiver"). This amount is included in fees waived by the Manager in the Statement of Operations. The amount of waivers of fees and expenses made pursuant to the expense limitation caps, as applicable, will be reduced by the amount of the affiliated money market fund waiver. For the six months ended June 30, 2017, the amount waived was $4,790.

The Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Series' assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee. Effective April 28, 2017, the waiver became contractual through April 30, 2018. The contractual agreement may be

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  85

================================================================================

terminated upon 90 days' notice by a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Series. This amount is included in fees waived by the Manager in the Statement of Operations. For the six months ended June 30, 2017, there were no fees waived by the Manager.

For the six months ended June 30, 2017, the Series reimbursed the Manager $3,439 for certain accounting services, which is included in accounting services in the Statement of Operations.

With respect to the Series, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series' business ("expense limitation"). The expense limitation as a percentage of average daily net assets is 0.12%

The Manager has agreed not to reduce or discontinue this contractual expense limitation through April 30, 2018, unless approved by the Board, including a majority of the directors who are not "interested persons" of the Series, as defined in the 1940 Act ("Independent Directors") or by a vote of a majority of the outstanding voting securities of the Series.

SECURITIES LENDING - The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Series is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Series bears to an annual rate of 0.04% (the "collateral investment fees"). The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% on the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund's weekly liquid assets fall below certain thresholds.

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86  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Series retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

Prior to June 12, 2017, BlackRock Investment Management, LLC ("BIM") was the Series' securities lending agent.

The share of securities lending income earned by the Series is shown as securities lending income - affiliated - net in the Statement of Operations. For the six months ended June 30, 2017, the Series paid BIM $53,656 and BTC $1,463 for securities lending agent services.

INTERFUND LENDING - In accordance with an exemptive order (the "Order") from the SEC, the Series may participate in a joint lending and borrowing facility for temporary purposes (the "Interfund Lending Program"), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Series' investment policies and restrictions. The Series is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund's investment restrictions). If a borrowing BlackRock fund's total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  87

================================================================================

102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2017, the Series did not participate in the Interfund Lending Program.

OFFICERS AND DIRECTORS - Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

OTHER TRANSACTIONS - The Series may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended June 30, 2017, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

               PURCHASES             SALES          NET REALIZED GAIN
              -------------------------------------------------------
              $5,573,333          $25,594,402          $13,620,794
              -------------------------------------------------------

(7) PURCHASES AND SALES

For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term securities, were $49,914,574 and $50,191,584, respectively.

(8) INCOME TAX INFORMATION

The Series is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no U.S. federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of

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88  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

limitations on the Series' U.S. federal tax returns generally remains open for each of the four years ended December 31, 2016. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of June 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Series' financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

 Tax cost                                                         $469,958,717
                                                                  ------------
 Gross unrealized appreciation                                    $299,449,826
 Gross unrealized depreciation                                     (52,743,917)
                                                                  ------------
 Net unrealized appreciation                                      $246,705,909
                                                                  ------------

(9) BANK BORROWINGS

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates ("Participating Funds"), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  89

================================================================================

included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2017, the Series did not borrow under the credit agreement.

(10) PRINCIPAL RISKS

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities' value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Series may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

VALUATION RISK - The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Series may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Series' NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other

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90  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

markets, the NAV of the Series may lose value, regardless of the individual results of the securities and other instruments in which the Series invests.

COUNTERPARTY CREDIT RISK - Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series' exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker's customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  91

================================================================================

on a pro rata basis across all the clearing broker's customers, potentially resulting in losses to the Series.

(11) SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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92  | MASTER EXTENDED MARKET INDEX SERIES

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ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

The Board of Directors (the "Board," the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met in person on April 20, 2017 (the "April Meeting") and May 24-25, 2017 (the "May Meeting") to consider the approval of the investment advisory agreement (the "Agreement") between the Master LLC, on behalf of Master Extended Market Index Series (the "Portfolio"), a series of the Master LLC, and BlackRock Advisors, LLC (the "Manager" or "BlackRock"), the Master LLC's investment advisor.

ACTIVITIES AND COMPOSITION OF THE BOARD

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Board Members"). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board
Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

THE AGREEMENT

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings

================================================================================

                                                     ADVISORY AGREEMENT(S) |  93

================================================================================

per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Portfolio by BlackRock, BlackRock's personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Portfolio and its interest holders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled "Board Considerations in Approving the Agreement." Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management's and portfolio managers' analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio for services; (c) Portfolio operating expenses and how BlackRock allocates expenses to the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Portfolio's investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC's adherence to its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls and risk and compliance oversight mechanisms; (h) BlackRock's implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock's

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94  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

implementation of the Master LLC's valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund ("ETF"), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Portfolio; (l) BlackRock's compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals' investments in the fund(s) they manage; and (m) periodic updates on BlackRock's business.

BOARD CONSIDERATIONS IN APPROVING THE AGREEMENT

THE APPROVAL PROCESS - Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge") on Portfolio fees and expenses as compared with a peer group of funds as determined by Broadridge ("Expense Peers") and the investment performance of the Portfolio as compared with a peer group of funds as determined by Broadridge(1), as well as the performance of the Portfolio as compared with its benchmark; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs, closed-end funds and separately managed accounts under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by

(1)Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  95

================================================================================

the Portfolio to BlackRock; and (g) sales and redemption data regarding the Portfolio's interests.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board's year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2018. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) the Portfolio's costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Portfolio, and advice from independent legal counsel with respect to the review process and materials submitted for the Board's review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY BLACKROCK - The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio.

================================================================================

96  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock's senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio's performance and the Portfolio's investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Portfolio's portfolio management team; BlackRock's research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock's compensation structure with respect to the Portfolio's portfolio management team and BlackRock's ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In particular, BlackRock and its affiliates provide the Portfolio with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing;
(iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of

================================================================================

                                                     ADVISORY AGREEMENT(S) |  97

================================================================================

strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock's fund administration, shareholder services, and legal & compliance departments and considered BlackRock's policies and procedures for assuring compliance with applicable laws and regulations.

B. THE INVESTMENT PERFORMANCE OF THE PORTFOLIO AND BLACKROCK - The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Portfolio's performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to other funds in its applicable Broadridge category and the performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Portfolio management to discuss, the performance of the Portfolio throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

================================================================================

98  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

The Board noted that for the past five one-year periods reported, the Portfolio's net performance was within the tolerance range of its benchmark for four of the five periods. BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Portfolio. The Board and BlackRock reviewed the Portfolio's out of tolerance performance over the one-year period ended December 31, 2016. The Board was informed that, among other things, the Portfolio outperformed its benchmark and exceeded its upper tolerance, which was primarily driven by positive performance stemming from securities lending.

C. CONSIDERATION OF THE ADVISORY/MANAGEMENT FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY BLACKROCK AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE PORTFOLIO - The Board, including the Independent Board Members, reviewed the Portfolio's contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Portfolio's total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund's total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock's financial condition. The Board reviewed BlackRock's profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2016 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock's

================================================================================

                                                     ADVISORY AGREEMENT(S) |  99

================================================================================

profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock's assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock's overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock's expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs of managing the Portfolio, to the Portfolio. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock's commitment of time, assumption of risk, and liability profile in servicing the Portfolio in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective trust and institutional separate account product channels, as applicable.

The Board noted that the Portfolio's contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the total

================================================================================

100  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

expense ratio each ranked in the first quartile, relative to the Portfolio's Expense Peers. The Board also noted that BlackRock has contractually agreed to a cap on the Portfolio's total expenses as a percentage of the Portfolio's average daily net assets.

D. ECONOMIES OF SCALE - The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Portfolio benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Portfolio to more fully participate in these economies of scale. The Board considered the Portfolio's asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. OTHER FACTORS DEEMED RELEVANT BY THE BOARD MEMBERS - The Board, including the Independent Board Members, also took into account other ancillary or "fall-out" benefits that BlackRock or its affiliates may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock's overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

================================================================================

                                                    ADVISORY AGREEMENT(S) |  101

================================================================================

CONCLUSION

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2018. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members' conclusions may be based in part on their consideration of these arrangements in prior years.

SUBADVISORY AGREEMENT

The Board of Directors (the "Board," the members of which are referred to as "Board Members") of Quantitative Master Series LLC (the "Master LLC") met in person on November 16-18, 2016 (the "November 2016 Meeting") to consider the initial approval of the proposed sub-advisory agreement (the "Sub-Advisory Agreement") between BlackRock Advisors, LLC (the "Manager"), the Master LLC's investment advisor, and BlackRock Fund Advisors (the "Sub-Advisor") with respect to Master Extended Market Index Series (the "Portfolio"), a series of the Master LLC. The Board was informed that the Sub-Advisory Agreement was substantially the same as sub-advisory agreements previously approved with respect to certain other funds advised by the Manager.

On the date of the November 2016 Meeting, the Board consisted of fifteen individuals, thirteen of whom were not "interested persons" of the Master LLC as defined in the Investment Company Act of 1940, as amended (the "1940 Act")

================================================================================

102  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

(the "Independent Board Members"). Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Sub-Advisory Agreement.

The Board previously met in person on April 21, 2016 (the "April 2016 Meeting") and on May 18-20, 2016 (the "May 2016 Meeting") to consider the approval of the investment advisory agreement between the Master LLC, on behalf of the Portfolio, and the Manager (the "Advisory Agreement"). At the May 2016 Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement for a one- year term ending June 30, 2017. A discussion of the basis for the Board's approval of the Advisory Agreement at the May 2016 Meeting is included in the semi-annual shareholder report of the Portfolio for the period ended June 30, 2016.

At the November 2016 Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The factors considered by the Board at the November 2016 Meeting in connection with approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the April 2016 Meeting and the May 2016 Meeting with respect to approval of the Advisory Agreement.

Following discussion, the Board, including a majority of the Independent Board Members, approved the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including a majority of the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

================================================================================

                                                    ADVISORY AGREEMENT(S) |  103

================================================================================

OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

Rodney D. Johnson, Chair of the Board and Director
Susan J. Carter, Director
Collette Chilton, Director
Neil A. Cotty, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Mark Stalnecker, Director
Kenneth L. Urish, Director
Claire A. Walton, Director
Frederick W. Winter, Director
Barbara G. Novick, Director
John M. Perlowski, Director, President and Chief Executive Officer Jennifer McGovern, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Charles Park, Chief Compliance Officer
Fernanda Piedra, Anti-Money Laundering Compliance Officer
Benjamin Archibald, Secretary

INVESTMENT ADVISER           ACCOUNTING AGENT AND         LEGAL COUNSEL
BlackRock Advisors, LLC      CUSTODIAN                    Sidley Austin LLP
Wilmington, DE 19809         State Street Bank and        New York, NY 10019
                             Trust Company
                             Boston, MA 02111

SUB-ADVISER                  INDEPENDENT REGISTERED       ADDRESS OF THE SERIES
BlackRock Fund Advisors      PUBLIC ACCOUNTING FIRM       100 Bellevue Parkway
San Francisco, CA 94105      Deloitte & Touche LLP        Wilmington, DE 19809
                             Boston, MA 02116

================================================================================

104  | MASTER EXTENDED MARKET INDEX SERIES

================================================================================

ADDITIONAL INFORMATION

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC's website without charge may be obtained by calling (800) SEC-0330. The Series'Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

AVAILABILITY OF PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762.; (2) at http://www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov.

AVAILABILITY OF PROXY VOTING RECORD
Information about how the Series voted proxies relating to securities held in the Series' portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762. ; and (2) on the SEC's website at http://www.sec.gov.

================================================================================

                                                    ADVISORY AGREEMENT(S) |  105

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     One Lincoln Street
                                     Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   37757-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                          [GRAPHIC OF USAA FLEXIBLE INCOME FUND]

 ============================================================

       SEMIANNUAL REPORT
       USAA FLEXIBLE INCOME FUND
       FUND SHARES (USFIX) o INSTITUTIONAL SHARES (UIFIX)
       o ADVISER SHARES (UAFIX)
       JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

SHAREHOLDER VOTING RESULTS                                                    4

FINANCIAL INFORMATION

   Portfolio of Investments                                                   5

   Notes to Portfolio of Investments                                         13

   Financial Statements                                                      17

   Notes to Financial Statements                                             21

EXPENSE EXAMPLE                                                              42

ADVISORY AGREEMENT(S)                                                        44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(c)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA FLEXIBLE INCOME FUND (THE FUND) SEEKS TOTAL RETURN THROUGH A COMBINATION OF INCOME AND CAPITAL APPRECIATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Under normal market conditions, the Fund will invest in income-producing securities that carry the most attractive opportunity for total return, regardless of maturity or credit rating. The Fund may invest to a significant extent in investment-grade U.S. bonds, high-yield bonds (commonly referred to as "junk" bonds), bank loans, non-dollar-denominated bonds, and equity securities. In addition, the Fund may invest up to 40% of its assets in foreign non-dollar-denominated securities traded outside the United States, and may invest without limitation in dollar-denominated securities of foreign issuers. Investments in the securities of foreign issuers may include securities issued in emerging markets as well as securities issued in established markets. The Fund also may use various techniques, including, among others, entering into derivatives transactions (such as futures and options), currency exchange contracts, and swap agreements, to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that affect security values.

For the purposes of this Fund, "bonds" may include corporate debt securities, obligations of U.S., state, and local governments, their agencies and instrumentalities, and mortgage-and asset-backed securities. For the purposes of this Fund, "equity securities" may include common stock (which represents an ownership interest in a corporation), preferred stock, trust or limited partnership interests, rights and warrants to subscribe to or purchase such securities, sponsored or unsponsored American depositary receipts (ADRs), European depositary receipts (EDRs), global depositary receipts (GDRs), exchange-traded funds (ETFs), and convertible securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                          o TOP 10 HOLDINGS - 6/30/17 o
                                (% of Net Assets)

U.S. Treasury Bond (STRIPS Principal), 3.09%, 8/15/2044 .................. 18.0%
Hycroft Mining Corp., 15.00%, 10/22/2020 .................................  4.3%
U.S. Treasury Bond, 3.00%, 11/15/2045 ....................................  3.8%
U.S. Treasury Bond, 3.00%, 5/15/2045 .....................................  2.5%
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund .............  2.5%
Morgan Stanley Capital I Trust, 5.63%, 3/12/2044 .........................  2.4%
Chesapeake Energy Corp., 5.75%, perpetual ................................  2.2%
Southern Union Co., 4.19%, 11/01/2066 ....................................  2.0%
Northern Dynasty Minerals ................................................  1.9%
Structured Asset Mortgage Investments, Inc., 1.71%, 7/19/2035 ............  1.8%

You will find a complete list of securities that the Fund owns on pages 5-12.

*Does not include money market instruments and short-term investments purchased with cash collateral from securities loaned.

================================================================================

2  | USAA FLEXIBLE INCOME FUND

================================================================================

                         o ASSET ALLOCATION* - 6/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

U.S. TREASURY SECURITIES                                                   25.4%
COMMERCIAL PAPER                                                           21.2%
CORPORATE OBLIGATIONS                                                      16.8%
COMMON STOCKS                                                              12.8%
GOVERNMENT & U.S. TREASURY  MONEY MARKET FUNDS                              7.7%
COMMERCIAL MORTGAGE SECURITIES                                              4.9%
PREFERRED STOCKS                                                            4.8%
COLLATERALIZED MORTGAGE OBLIGATIONS                                         3.1%
INVESTMENT COMPANIES                                                        2.5%
ASSET-BACKED SECURITIES                                                     1.3%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

*Does not include futures and short-term investments purchased with cash collateral from securities loaned.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                           NUMBER OF SHARES VOTING
----------------------------------------------------------------------------
TRUSTEES                           FOR                     VOTES WITHHELD
----------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

================================================================================

4  | USAA FLEXIBLE INCOME FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                            MARKET
AMOUNT                                                                                 COUPON                         VALUE
(000)         SECURITY                                                                  RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------------------------------
              BONDS (51.5%)

              CORPORATE OBLIGATIONS (12.5%)

              CONSUMER DISCRETIONARY (3.0%)
              -----------------------------
              DEPARTMENT STORES (0.9%)
$    997      Neiman Marcus Group Ltd., LLC(a)                                          4.34%       10/25/2020      $   753
                                                                                                                    -------
              SPECIALTY STORES (2.1%)
   1,000      Academy Ltd.(a),(b)                                                       5.00         7/02/2022          780
   1,000      Guitar Center, Inc.(c),(d)                                                6.50         4/15/2019          874
                                                                                                                    -------
                                                                                                                      1,654
                                                                                                                    -------
              Total Consumer Discretionary                                                                            2,407
                                                                                                                    -------
              CONSUMER STAPLES (1.0%)
              -----------------------
              FOOD RETAIL (1.0%)
   1,000      BI-LO, LLC & BI-LO Finance Corp.(c)                                       9.25         2/15/2019          860
                                                                                                                    -------
              ENERGY (3.8%)
              -------------
              OIL & GAS DRILLING (0.6%)
   3,648      Schahin II Finance Co. SPV Ltd.(c),(e)                                    5.88         9/25/2023          456
                                                                                                                    -------
              OIL & GAS STORAGE & TRANSPORTATION (3.2%)
   1,000      Enterprise Products Operating, LLC(f)                                     3.98(g)      6/01/2067          968
   2,000      Southern Union Co.(f)                                                     4.19(g)     11/01/2066        1,660
                                                                                                                    -------
                                                                                                                      2,628
                                                                                                                    -------
              Total Energy                                                                                            3,084
                                                                                                                    -------
              FINANCIALS (1.1%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (1.1%)
   1,000      Oil Insurance Ltd.(c),(f)                                                 4.28(g)              -(h)       915
                                                                                                                    -------
              HEALTH CARE (1.1%)
              ------------------
              HEALTH CARE FACILITIES (1.1%)
   1,000      Community Health Systems, Inc.                                            6.88         2/01/2022          877
                                                                                                                    -------
              REAL ESTATE (1.3%)
              ------------------

              REAL ESTATE DEVELOPMENT (1.3%)
   1,000      Crescent Communities, LLC & Crescent Ventures, Inc.(c)                    8.88        10/15/2021        1,055
                                                                                                                    -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                            MARKET
AMOUNT                                                                                 COUPON                         VALUE
(000)         SECURITY                                                                  RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------------------------------
              UTILITIES (1.2%)
              ----------------
              ELECTRIC UTILITIES (1.2%)

$  1,000      PPL Capital Funding, Inc.(f)                                              3.96%(g)     3/30/2067      $   969
                                                                                                                    -------
              Total Corporate Obligations (cost: $12,027)                                                            10,167
                                                                                                                    -------

              CONVERTIBLE SECURITIES (4.3%)

              MATERIALS (4.3%)
              ----------------
              GOLD (4.3%)
   1,747      Hycroft Mining Corp., acquired 10/21/2015 -
                6/30/2017; cost $1,685 (i),(j),(k) (cost: $1,700)                       15.00(l)    10/22/2020        3,458
                                                                                                                    -------

              ASSET-BACKED SECURITIES (1.3%)

              ASSET-BACKED FINANCING (1.3%)
              -----------------------------
   1,000      Avis Budget Rental Car Funding
              AESOP, LLC(c) (cost: $995)                                                3.75         7/20/2020        1,007
                                                                                                                    -------

              COLLATERALIZED MORTGAGE OBLIGATIONS (3.1%)

              FINANCIALS (3.1%)
              -----------------
     971      Countrywide Alternative Loan Trust                                        5.00(g)      3/25/2035            6
     519      Sequoia Mortgage Trust(f)                                                 2.11(g)      9/20/2033          504
   1,607      Structured Asset Mortgage Investments, Inc.(f)                            1.71(g)      7/19/2035        1,491
     563      Wells Fargo Mortgage Backed Securities Trust(f)                           3.00(g)      4/25/2035          533
                                                                                                                    -------
              Total Financials                                                                                        2,534
                                                                                                                    -------
              Total Collateralized Mortgage Obligations (cost: $2,613)                                                2,534
                                                                                                                    -------

              COMMERCIAL MORTGAGE SECURITIES (4.9%)

              FINANCIALS (4.9%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (3.1%)
   1,000      Citigroup Commercial Mortgage Trust(f)                                    6.00        12/10/2049          575
   2,000      Morgan Stanley Capital I Trust(f)                                         5.63         3/12/2044        1,969
                                                                                                                    -------
                                                                                                                      2,544
                                                                                                                    -------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (1.8%)
  17,177      GS Mortgage Securities Trust,
              acquired 1/02/2014; cost $700(c),(i)                                      0.84         3/10/2044          344
  33,865      JPMBB Commercial Mortgage Securities
              Trust, acquired 4/30/2014; cost $2,210(i)                                 1.00         4/15/2047        1,070
                                                                                                                    -------
                                                                                                                      1,414
                                                                                                                    -------
              Total Financials                                                                                        3,958
                                                                                                                    -------
              Total Commercial Mortgage Securities (cost: $4,162)                                                     3,958
                                                                                                                    -------

================================================================================

6  | USAA FLEXIBLE INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                            MARKET
AMOUNT                                                                                                                VALUE
(000)         SECURITY                                                                                                (000)
---------------------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (25.4%)(r)

              BONDS (25.4%)
$  3,000      3.00%, 11/15/2045                                                                                     $ 3,091
   2,000      3.00%, 5/15/2045(m)                                                                                     2,061
   2,000      3.02%, 5/15/2045 (STRIPS Principal)(n)                                                                    888
  32,000      3.09%, 8/15/2044 (STRIPS Principal)(n)                                                                 14,585
                                                                                                                    -------
                                                                                                                     20,625
                                                                                                                    -------
              Total U.S. Treasury Securities (cost: $19,625)                                                         20,625
                                                                                                                    -------
              Total Bonds (cost: $41,122)                                                                            41,749
                                                                                                                    -------

---------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (20.1%)

              COMMON STOCKS (12.8%)

              ENERGY (2.7%)
              -------------
              INTEGRATED OIL & GAS (1.3%)
  280,000     Gazprom PAO ADR(f)                                                                                      1,116
                                                                                                                    -------
              OIL & GAS STORAGE & TRANSPORTATION (1.4%)
   70,000     Enbridge Energy Partners, LP                                                                            1,120
                                                                                                                    -------
              Total Energy                                                                                            2,236
                                                                                                                    -------
              MATERIALS (10.1%)
              -----------------
              DIVERSIFIED METALS & MINING (1.9%)
1,100,000     Northern Dynasty Minerals*(o)                                                                           1,529
                                                                                                                    -------
              GOLD (7.0%)
  174,500     Alamos Gold, Inc. "A"                                                                                   1,253
   88,599     AuRico Metals, Inc.*                                                                                       78
   75,000     Goldcorp, Inc.(f)                                                                                         968
   49,180     Hycroft Mining Corp., acquired 5/30/2014-5/21/2015; cost $4,195*(i),(j)                                    98
  300,000     Kinross Gold Corp.*(f)                                                                                  1,221
   42,000     Newmont Mining Corp.(f)                                                                                 1,360
  159,000     Novagold Resources, Inc.*(f)                                                                              725
                                                                                                                    -------
                                                                                                                      5,703
                                                                                                                    -------
              SILVER (1.2%)
   47,000     Wheaton Precious Metals Corp.                                                                             935
                                                                                                                    -------
              Total Materials                                                                                         8,167
                                                                                                                    -------
              Total Common Stocks (cost: $14,757)                                                                    10,403
                                                                                                                    -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    MARKET
NUMBER                                                                                                               VALUE
OF SHARES     SECURITY                                                                                                (000)
---------------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS (4.8%)

              CONSUMER STAPLES (1.3%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.3%)
 10,000       Dairy Farmers of America, Inc., 7.88%, cumulative
              redeemable, perpetual (c),(f)                                                                         $ 1,065
                                                                                                                    -------
              ENERGY (2.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (2.2%)
  3,000       Chesapeake Energy Corp., 5.75%, perpetual(c),(f)                                                        1,810
                                                                                                                    -------
              TELECOMMUNICATION SERVICES (1.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
 40,000       Qwest Corp., 6.50%                                                                                      1,000
                                                                                                                    -------
              Total Preferred Stocks (cost: $5,185)                                                                   3,875
                                                                                                                    -------

              INVESTMENT COMPANIES (2.5%)
134,502       Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund (cost: $1,953)                             2,038
                                                                                                                    -------
              Total Equity Securities (cost: $21,895)                                                                16,316
                                                                                                                    -------

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                 COUPON
(000)                                                                                   RATE         MATURITY
---------------------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (28.9%)

              COMMERCIAL PAPER (21.2%)

              CONSUMER DISCRETIONARY (1.5%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.0%)
$  800        Hyundai Capital America(c),(p)                                            1.43%        7/19/2017          799
                                                                                                                    -------
              AUTOMOTIVE RETAIL (0.5%)
   406        Autozone Inc.(c),(p)                                                      1.30         7/12/2017          406
                                                                                                                    -------
              Total Consumer Discretionary                                                                            1,205
                                                                                                                    -------
              CONSUMER STAPLES (1.9%)
              -----------------------
              PACKAGED FOODS & MEAT (1.9%)
   800        Campbell Soup Co.(c),(p)                                                  1.27         7/27/2017          799
   800        McCormick & Co., Inc.(c),(p)                                              1.28         7/17/2017          800
                                                                                                                    -------
                                                                                                                      1,599
                                                                                                                    -------
              Total Consumer Staples                                                                                  1,599
                                                                                                                    -------
              ENERGY (1.7%)
              -------------
              OIL & GAS REFINING & MARKETING (0.7%)
   562        Motiva Enterprises LLC                                                    1.41         7/10/2017          562
                                                                                                                    -------

================================================================================

8  | USAA FLEXIBLE INCOME FUND

================================================================================

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                            MARKET
AMOUNT                                                                                 COUPON                         VALUE
(000)         SECURITY                                                                  RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (1.0%)
$   800       Spectra Energy Partners(c),(p)                                            1.45%       7/13/2017       $   800
                                                                                                                    -------
              Total Energy                                                                                            1,362
                                                                                                                    -------
              FINANCIALS (2.9%)
              -----------------
              ASSET-BACKED FINANCING (0.9%)
    750       Gotham Funding Corp.(c),(p)                                               1.10        7/06/2017           750
                                                                                                                    -------
              FINANCIAL EXCHANGES & DATA (1.0%)
    800       Intercontinental Exchange(c),(p)                                          1.13        7/05/2017           800
                                                                                                                    -------
              SPECIALIZED FINANCE (1.0%)
    800       National Rural Utilities                                                  1.15        8/02/2017           799
                                                                                                                    -------
              Total Financials                                                                                        2,349
                                                                                                                    -------
              INDUSTRIALS (1.0%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.0%)
    800       Eaton Corp.(c),(p)                                                        1.40        7/21/2017           799
                                                                                                                    -------
              MATERIALS (2.5%)
              ----------------
              DIVERSIFIED CHEMICALS (0.9%)
    750       Ei Dupont(c),(p)                                                          1.32        7/07/2017           750
                                                                                                                    -------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.6%)
    500       Agrium, Inc.(p)                                                           1.42        7/10/2017           500
                                                                                                                    -------
              PAPER PRODUCTS (1.0%)
    800       Georgia-Pacific LLC(c),(p)                                                1.27        7/17/2017           799
                                                                                                                    -------
              Total Materials                                                                                         2,049
                                                                                                                    -------
              TELECOMMUNICATION SERVICES (1.0%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    800       Bell Canada(c),(p)                                                        1.40        7/18/2017           800
                                                                                                                    -------
              UTILITIES (8.7%)
              ----------------
              ELECTRIC UTILITIES (3.6%)
    800       Arizona Public Service                                                    1.20        7/03/2017           800
    600       Duke Energy Corp.(c),(p)                                                  1.40        7/19/2017           599
    800       Pacific Gas & Electric(c),(f),(p)                                         1.33        7/11/2017           800
    700       Southwestern Public Service Co.(c),(p)                                    1.32        7/03/2017           700
                                                                                                                    -------
                                                                                                                      2,899
                                                                                                                    -------
              GAS UTILITIES (1.5%)
    717       Atmos Energy Corp.(c),(p)                                                 1.19        7/10/2017           717
    486       Spire, Inc.(c),(p)                                                        1.45        7/14/2017           486
                                                                                                                    -------
                                                                                                                      1,203
                                                                                                                    -------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
    800       Southern Power Co.(c),(p)                                                 1.50        7/25/2017           799
                                                                                                                    -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                            MARKET
AMOUNT                                                                                 COUPON                         VALUE
(000)         SECURITY                                                                  RATE         MATURITY         (000)
---------------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (2.6%)
$   598       Ameren Corp.                                                              1.40%       7/24/2017       $   598
    800       Centerpoint Energy, Inc. (c),(p)                                          1.40        7/28/2017           799
    750       Dominion Resources (c),(p)                                                1.30        7/05/2017           750
                                                                                                                    -------
                                                                                                                      2,147
                                                                                                                    -------
              Total Utilities                                                                                         7,048
                                                                                                                    -------
              Total Commercial Paper                                                                                 17,211
                                                                                                                    -------

---------------------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (7.7%)
6,268,002     State Street Institutional Treasury Money Market Fund Premier Class, 0.83%(q)                           6,268
                                                                                                                    -------
              Total Money Market Instruments (cost: $23,479)                                                         23,479
                                                                                                                    -------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL

              FROM SECURITIES LOANED (1.6%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)
  88,550      Federated Government Obligations Fund Institutional Class, 0.82%(q)                                        89
 689,700      Goldman Sachs Financial Square Government Fund Institutional Class, 0.86%(q)                              690
 199,130      Invesco Government & Agency Portfolio Institutional Class, 0.89%(q)                                       199
 310,420      Western Asset Institutional Government Reserves Institutional Class, 0.82%(q)                             310
                                                                                                                    -------
              Total Short-Term Investments Purchased with Cash Collateral from Securities
                 Loaned (cost: $1,288)                                                                                1,288
                                                                                                                    -------
              TOTAL INVESTMENTS (COST: $87,784)                                                                     $82,832
                                                                                                                    =======

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 UNREALIZED
                                                                                                CONTRACT      APPRECIATION/
NUMBER OF                                                                        EXPIRATION       VALUE      (DEPRECIATION)
CONTRACTS                                                                           DATE          (000)               (000)
---------------------------------------------------------------------------------------------------------------------------

              FUTURES(S)

              SHORT FUTURES

              EQUITY CONTRACTS

(175)         Russell 2000 Mini                                                   9/15/2017      $(12,375)             $ 44
              FOREIGN EXCHANGE CONTRACTS
 (50)         Japanese Yen Currency                                               9/18/2017        (5,569)              183
                                                                                                 ---------             ----
                                                                                                 $(17,944)             $227
                                                                                                 ---------             ----
              TOTAL SHORT FUTURES

              TOTAL FUTURES                                                                      $(17,944)             $227
                                                                                                 =========             ====

================================================================================
10  | USAA FLEXIBLE INCOME FUND

================================================================================

----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------------

ASSETS                                           LEVEL 1                LEVEL 2        LEVEL 3                   TOTAL
----------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $     -                   $10,167             $    -             $10,167
  Convertible Securities                            -                         -              3,458               3,458
  Asset-Backed Securities                           -                     1,007                  -               1,007
  Collateralized Mortgage Obligations               -                     2,534                  -               2,534
  Commercial Mortgage Securities                    -                     3,958                  -               3,958
  U.S. Treasury Securities                      5,152                    15,473                  -              20,625
Equity Securities:
  Common Stocks                                10,305                         -                 98              10,403
  Preferred Stocks                                  -                     3,875                  -               3,875
  Investment Companies                          2,038                         -                  -               2,038
Money Market Instruments:
  Commercial Paper                                  -                    17,211                  -              17,211
  Government & U.S. Treasury Money
   Market Funds                                 6,268                         -                  -               6,268
Short-Term Investments Purchased with Cash
   Collateral from Securities Loaned            1,288                         -                  -               1,288
Futures(1)                                        227                         -                  -                 227
----------------------------------------------------------------------------------------------------------------------
Total                                         $25,278                   $54,225             $3,556             $83,059
----------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

----------------------------------------------------------------------------------------------------------------------
                            RECONCILIATION OF LEVEL 3 INVESTMENTS
----------------------------------------------------------------------------------------------------------------------

                                                                          CONVERTIBLE
($ IN 000s)                                                                SECURITIES                     COMMON STOCK
----------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2016                                              $2,556                                $49
Purchases                                                                       123                                  -
Sales                                                                             -                                  -
Transfers into Level 3                                                            -                                  -
Transfers out of Level 3                                                          -                                  -
Net realized gain (loss) on investments                                           -                                  -
Change in net unrealized appreciation/(depreciation) of investments             779                                 49
----------------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2017                                                  $3,458                                $98
----------------------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------------------
QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
----------------------------------------------------------------------------------------------------------------------

                                           FAIR VALUE                                   SIGNIFICANT
                                     AT JUNE 30, 2017                   VALUATION      UNOBSERVABLE             RANGE/
ASSETS                                   ($ IN 000's)                TECHNIQUE(S)          INPUT(S)              VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS:

Convertible Securities                        $3,458                    Market              Average            $63.50
                                                                        Comparables           Value
                                                                                                Per
                                                                                        Recoverable
                                                                                           Ounce(a)

                                                                                         Comparable                40%
                                                                                           Discount
                                                                                      Adjustment(b)
----------------------------------------------------------------------------------------------------------------------

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

** Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

12  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.8% of net assets at June 30, 2017.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   STRIPS  Separate trading of registered interest and principal of securities

o SPECIFIC NOTES

   (A) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate

================================================================================

14  | USAA FLEXIBLE INCOME FUND

================================================================================

   is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (b) At June 30, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $780,000.

   (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (d) At June 30, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

   (e) At June 30, 2017, the issuer was in default with respect to interest and/or principal payments.

   (f) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2017.

   (g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2017.

   (h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $4,970,000, which represented 6.1% of the Fund's net assets.

   (j) Security was fair valued at June 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

       total value of all such securities was $3,556,000, which represented 4.4% of the Fund's net assets.

   (k) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (l) All of the coupon is PIK.

   (m) Security with a value of $2,061,000 is segregated as collateral for initial margin requirements on open futures contracts.

   (n) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (o) The security, or a portion thereof, was out on loan as of June 30, 2017.

   (p) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (q) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

   (r) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

   (s) The contract value of futures sold as a percentage of Net Assets is 22.1%

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

16  | USAA FLEXIBLE INCOME FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------


ASSETS
   Investments in securities, at market value (including
       securities on loan of $1,112) (cost of $87,784)                              $ 82,832
   Receivables:
       Capital shares sold                                                                44
       USAA Asset Management Company (Note 7C)                                            60
       Dividends and interest                                                            231
       Other                                                                              26
   Variation margin on futures contracts                                                 229
                                                                                    --------
           Total assets                                                               83,422
                                                                                    --------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                1,288
       Securities purchased                                                              715
       Capital shares redeemed                                                            44
       Bank overdraft                                                                    145
   Accrued management fees                                                                33
   Accrued transfer agent's fees                                                           3
   Other accrued expenses and payables                                                    57
                                                                                    --------
           Total liabilities                                                           2,285
                                                                                    --------
                Net assets applicable to capital shares outstanding                 $ 81,137
                                                                                    ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $ 97,335
   Accumulated undistributed net investment income                                        16
   Accumulated net realized loss on investments and futures transactions             (11,489)
   Net unrealized depreciation of investments and futures contracts                   (4,725)
                                                                                    --------
                Net assets applicable to capital shares outstanding                 $ 81,137
                                                                                    ========
   Net asset value, redemption price, and offering price per share:
       Fund Shares (net assets of $50,592/5,446 capital shares
           outstanding, no par value)                                               $   9.29
                                                                                    ========
       Institutional Shares (net assets of $25,774/2,769 capital shares
           outstanding, no par value)                                               $   9.31
                                                                                    ========
       Adviser Shares (net assets of $4,771/514 capital shares outstanding,
           no par value)                                                            $   9.29
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $2)                                  $ 505
   Interest                                                                         1,214
   Securities lending (net)                                                            26
                                                                                    -----
        Total income                                                                1,745
                                                                                    -----
EXPENSES
   Management fees                                                                    194
   Administration and servicing fees:
        Fund Shares                                                                    37
        Institutional Shares                                                           12
        Adviser Shares                                                                  4
   Transfer agent's fees:
        Fund Shares                                                                    40
        Institutional Shares                                                           12
   Distribution and service fees (Note 7E):
        Adviser Shares                                                                  6
   Custody and accounting fees:
        Fund Shares                                                                    27
        Institutional Shares                                                           12
        Adviser Shares                                                                  2
   Postage:
        Fund Shares                                                                     4
   Shareholder reporting fees:
        Fund Shares                                                                     7
        Institutional Shares                                                            1
   Trustees' fees                                                                      16
   Registration fees:
        Fund Shares                                                                    16
        Institutional Shares                                                           11
        Adviser Shares                                                                 13
   Professional fees                                                                   48
   Other                                                                               10
                                                                                    -----
        Total expenses                                                                472
   Expenses reimbursed:
        Fund Shares                                                                   (80)
        Institutional Shares                                                          (33)
        Adviser Shares                                                                (15)
                                                                                    -----
        Net expenses                                                                  344
                                                                                    -----
NET INVESTMENT INCOME                                                               1,401
                                                                                    -----

================================================================================

18  | USAA FLEXIBLE INCOME FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS)

ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized loss on:
       Investments                                                                  $ (930)
       Futures transactions                                                           (542)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                   4,864
       Futures contracts                                                               (36)
                                                                                    ------
             Net realized and unrealized gain                                        3,356
                                                                                    ------
    Increase in net assets resulting from operations                                $4,757
                                                                                    ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended
December 31, 2016

------------------------------------------------------------------------------------------------
                                                                     6/30/2017        12/31/2016
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $ 1,401              $ 2,472
   Net realized loss on investments                                   (930)                (867)
   Net realized gain on long-term capital gain
       distributions from other investment companies                     -                    5
   Net realized loss on futures transactions                          (542)              (3,521)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                   4,864               10,824
       Futures contracts                                               (36)                 661
                                                                   ----------------------------
         Increase in net assets resulting from operations            4,757                9,574
                                                                   ----------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                  (1,218)              (1,550)
       Institutional Shares                                           (596)                (794)
       Adviser Shares                                                 (112)                (128)
                                                                   ----------------------------
              Distributions to shareholders                         (1,926)              (2,472)
                                                                   ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL

SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                         140              (11,892)
   Institutional Shares                                              3,024               (3,041)
   Adviser Shares                                                      (13)                 (11)
                                                                   ----------------------------
         Total net increase (decrease) in net assets
             from capital share transactions                         3,151              (14,944)
                                                                   ----------------------------
     Net increase (decrease) in net assets                           5,982               (7,842)

NET ASSETS
   Beginning of period                                              75,155               82,997
                                                                   ----------------------------
    End of period                                                  $81,137              $75,155
                                                                   ============================
Accumulated undistributed net investment income:
    End of period                                                  $    16              $   541
                                                                   ============================
See accompanying notes to financial statements.

================================================================================

20  | USAA FLEXIBLE INCOME FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Flexible Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek total return through a combination of income and capital appreciation.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

22  | USAA FLEXIBLE INCOME FUND

================================================================================

    Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.  Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and

================================================================================

24  | USAA FLEXIBLE INCOME FUND

================================================================================

    the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

    Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified

================================================================================

26  | USAA FLEXIBLE INCOME FUND

================================================================================

    price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2017*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES                 LIABILITY DERIVATIVES
    -------------------------------------------------------------------------------------------------
                                  STATEMENT OF                          STATEMENT OF
    DERIVATIVES NOT               ASSETS AND                            ASSETS AND
    ACCOUNTED FOR AS              LIABILITIES                           LIABILITIES
    HEDGING INSTRUMENTS           LOCATION              FAIR VALUE      LOCATION           FAIR VALUE
    -------------------------------------------------------------------------------------------------
    Equity contracts              Net unrealized           $ 44**                               $-
                                  depreciation of
                                  investments and
                                  futures contracts
    -------------------------------------------------------------------------------------------------
    Foreign exchange contracts    Net unrealized            183**                                -
                                  depreciation of
                                  investments and
                                  futures contracts
    -------------------------------------------------------------------------------------------------
    Total                                                  $227                                 $-
    -------------------------------------------------------------------------------------------------

    * For open derivative instruments as of June 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended June 30, 2017.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017
    (IN THOUSANDS)

                                                                             CHANGE IN
                                                                             UNREALIZED
    DERIVATIVES NOT                                          REALIZED GAIN   APPRECIATION/
    ACCOUNTED FOR AS             STATEMENT OF                (LOSS) ON       (DEPRECIATION)
    HEDGING INSTRUMENTS          OPERATIONS LOCATION         DERIVATIVES     ON DERIVATIVES
    ----------------------------------------------------------------------------------------
    Equity contracts             Net realized loss on            $(293)           $(134)
                                 Futures transactions/
                                 Change in net unrealized
                                 appreciation/(depreciation)
                                 of Futures contracts
    ----------------------------------------------------------------------------------------
    Foreign exchange contracts   Net realized loss on             (249)              98
                                 Futures transactions/
                                 Change in net unrealized
                                 appreciation/(depreciation)
                                 of Futures contracts
    ----------------------------------------------------------------------------------------
    Total                                                        $(542)           $ (36)
    ----------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is

================================================================================

28  | USAA FLEXIBLE INCOME FUND

================================================================================

    recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

G.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of June 30, 2017, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $715,000.

H. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received.
    At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

J. REDEMPTION FEES - Adviser Shares held in the Fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed or exchanged shares. All redemption fees paid will be accounted for by the Fund as an addition to paid in capital. For the six-month period ended June 30, 2017, the Adviser Shares charged redemption fees of less than $500.

K. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

L. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

30  | USAA FLEXIBLE INCOME FUND

================================================================================

    to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At December 31, 2016, the Fund had net capital loss carryforwards of $9,753,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                             CAPITAL LOSS CARRYFORWARDS
                         --------------------------------
                                    TAX CHARACTER
                         --------------------------------
                         (NO EXPIRATION)        BALANCE
                         ---------------       ----------
                         Short-Term            $2,523,000
                         Long-Term              7,230,000
                                               ----------
                            Total              $9,753,000
                                               ==========

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $6,492,000 and $17,007,000, respectively.

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $4,913,000 and $9,865,000, respectively, resulting in net unrealized depreciation of $4,952,000.

================================================================================

32  | USAA FLEXIBLE INCOME FUND

================================================================================

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. For the six-month period ended June 30, 2017, the Fund received securities-lending income of $26,000, which is net of the 10% of income retained by Citibank. As of June 30, 2017, the Fund loaned securities having a fair market value of approximately $1,112,000, and the value of the cash collateral received was $1,288,000.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                        SIX-MONTH PERIOD ENDED           YEAR ENDED
                                             JUNE 30, 2017           DECEMBER 31, 2016
    ----------------------------------------------------------------------------------
                                         SHARES         AMOUNT      SHARES      AMOUNT
                                         ---------------------------------------------
    FUND SHARES:
    Shares sold                            751        $ 6,958       1,898     $ 17,267
    Shares issued from
      reinvested dividends                 102            936         116        1,036
    Shares redeemed                       (839)        (7,754)     (3,292)     (30,195)
                                         ---------------------------------------------
    Net increase (decrease) from
      capital share transactions            14        $   140      (1,278)    $(11,892)
                                         =============================================
    INSTITUTIONAL SHARES:
    Shares sold                            474        $ 4,388       1,088     $  9,852
    Shares issued from
      reinvested dividends                  65            597          89          793
    Shares redeemed                       (214)        (1,961)     (1,489)     (13,686)
                                         ---------------------------------------------
    Net increase (decrease) from
      capital share transactions           325        $ 3,024        (312)    $ (3,041)
                                         =============================================
    ADVISER SHARES:
    Shares sold                              1        $     5          57     $    520
    Shares issued from
      reinvested dividends                   -*             3           1            7
    Shares redeemed**                       (2)           (21)        (59)        (538)
                                         ---------------------------------------------
    Net decrease from capital
      share transactions                    (1)       $   (13)         (1)    $    (11)
                                         =============================================

    *Represents less than 500 shares.
    **Net of redemption fees, if any.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the

================================================================================

34  | USAA FLEXIBLE INCOME FUND

================================================================================

    Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2017, the Fund had no subadviser(s).

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the six-month period ended June 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $194,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $37,000, $12,000, and $4,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018, to limit the total annual operating expenses of the Fund Shares, Institutional Shares, and Adviser Shares to 0.90%, 0.80%, and 1.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund Shares, Institutional Shares, and the Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    after that date. For the six-month period ended June 30, 2017, the Fund incurred reimbursable expenses from the Manager for the Fund Shares, Institutional Shares, and Adviser Shares of $80,000, $33,000, and $15,000, respectively, of which $60,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares and Adviser Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2017, the Fund Shares, Institutional Shares, and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $40,000, $12,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company (IMCO), the distributor, for distribution and shareholder services. IMCO pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended June 30, 2017, the Adviser Shares incurred distribution and service (12b-1) fees of $6,000.

F. UNDERWRITING SERVICES - IMCO provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services, but may receive 12b-1 fees as described above, with respect to Adviser Shares.

================================================================================

36  | USAA FLEXIBLE INCOME FUND

================================================================================

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                OWNERSHIP %
--------------------------------------------------------------------------------
Cornerstone Conservative                                               14.4
Target Retirement Income                                               1.3
Target Retirement 2020                                                 3.6
Target Retirement 2030                                                 6.6
Target Retirement 2040                                                 4.5
Target Retirement 2050                                                 1.1
Target Retirement 2060                                                 0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2017, USAA and its affiliates owned 1,004,000 Fund Shares and 500,000 Adviser Shares. This represents 18.4% of the Fund Shares and 97.3% of the Adviser Shares outstanding and 17.2% of the Fund's outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

38  | USAA FLEXIBLE INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                      YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                -------------------------------------------------------------------------------
                                   2017                 2016           2015            2014             2013***
                                -------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  8.95              $  8.31        $  9.59         $  9.99          $ 10.00
                                ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .17                  .27            .41             .52(a)           .22(a)
  Net realized and
    unrealized gain (loss)          .40                  .63          (1.21)           (.14)(a)         (.02)(a)
                                ----------------------------------------------------------------------------
Total from investment
  operations                        .57                  .90           (.80)            .38(a)           .20(a)
                                ----------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.23)                (.26)          (.39)           (.49)            (.18)
  Realized capital gains              -                    -           (.09)           (.29)            (.03)
                                ----------------------------------------------------------------------------
Total distributions                (.23)                (.26)          (.48)           (.78)            (.21)
                                ----------------------------------------------------------------------------
Net asset value at
  end of period                 $  9.29              $  8.95        $  8.31         $  9.59          $  9.99
                                ============================================================================
Total return (%)*                  6.36                10.86          (8.66)           3.69             2.02
Net assets at
  end of period (000)           $50,592              $48,625        $55,762         $66,235          $31,636
Ratios to average
  net assets:**
  Expenses (%)(c)                   .90(b)               .97(d)         .97(e)          .92             1.00(b)
  Expenses, excluding
    reimbursements (%)(c)          1.22(b)              1.13            .97             .92             1.00(b)
  Net investment income (%)        3.59(b)              2.83           4.53            5.03             4.10(b)
 Portfolio turnover (%)              10                   17             36(f)           90(g)            39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were $50,002,000.
*** Fund Shares commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense as follows:
                                      -                    -              -               -             (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Effective May 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 0.90% of the Fund Shares' average net assets.
(e) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets.
(f) Reflects overall decrease in purchases and sales of securities.
(g) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -
INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                                PERIOD ENDED                                                      PERIOD ENDED
                                 JUNE 30,                      YEAR ENDED DECEMBER 31,             DECEMBER 31,
                                -------------------------------------------------------------------------------
                                   2017                 2016           2015            2014             2013***
                                -------------------------------------------------------------------------------
Net asset value at
  beginning of period           $  8.97              $  8.32        $  9.59         $  9.99          $ 10.00
                                ----------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .15                  .28(a)         .43(a)          .52              .24(a)
  Net realized and
    unrealized gain (loss)          .42                  .64(a)       (1.21)(a)        (.13)            (.03)(a)
                                ----------------------------------------------------------------------------
Total from investment
  operations                        .57                  .92(a)        (.78)(a)         .39              .21(a)
                                ----------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.23)                (.27)          (.40)           (.50)            (.19)
  Realized capital gains              -                    -           (.09)           (.29)            (.03)
                                ----------------------------------------------------------------------------
Total distributions                (.23)                (.27)          (.49)           (.79)            (.22)
                                ----------------------------------------------------------------------------
Net asset value at
  end of period                 $  9.31              $  8.97        $  8.32         $  9.59          $  9.99
                                ============================================================================
Total return (%)*                  6.39                11.15          (8.46)           3.79             2.09
Net assets at
  end of period (000)           $25,774              $21,919        $22,942         $98,348          $97,101
Ratios to average net assets:**
 Expenses (%)(c)                    .80(b)               .80            .80             .80              .80(b)
 Expenses, excluding
   reimbursements (%)(c)           1.08(b)              1.04            .86             .85              .88(b)
 Net investment income (%)         3.66(b)              3.01           4.57            5.08             4.65(b)
Portfolio turnover (%)               10                   17             36(e)           90(d)            39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were $23,749,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                      -                    -              -               -             (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.
(e) Reflects overall decrease in purchases and sales of securities.

================================================================================

40  | USAA FLEXIBLE INCOME FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                PERIOD ENDED                                                    PERIOD ENDED
                                   JUNE 30,                 YEAR ENDED DECEMBER 31,              DECEMBER 31,
                                -----------------------------------------------------------------------------
                                  2017                2016           2015            2014             2013***
                                -----------------------------------------------------------------------------
Net asset value at
  beginning of period           $ 8.95              $ 8.31         $ 9.59          $ 9.99          $ 10.00
                                --------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .15                 .26            .39             .47              .20(a)
  Net realized and
    unrealized gain (loss)         .41                 .62          (1.21)           (.12)            (.01)(a)
                                --------------------------------------------------------------------------
Total from investment
  operations                       .56                 .88           (.82)            .35              .19(a)
                                --------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.22)               (.24)          (.37)           (.46)            (.17)
  Realized capital gains             -                   -           (.09)           (.29)            (.03)
                                --------------------------------------------------------------------------
Total distributions               (.22)               (.24)          (.46)           (.75)            (.20)
                                --------------------------------------------------------------------------
Redemption fees added to
  beneficial interests             .00(g)              .00(g)           -               -                -
                                --------------------------------------------------------------------------
Net asset value at
  end of period                 $ 9.29              $ 8.95         $ 8.31          $ 9.59           $ 9.99
                                ==========================================================================
Total return (%)*                 6.26               10.68          (8.86)           3.35             1.90
Net assets at
  end of period (000)           $4,771              $4,611         $4,293          $4,989           $4,996
Ratios to average net assets:**
  Expenses (%)(c)                 1.15(b)             1.15           1.19(f)         1.25             1.25(b)
  Expenses, excluding
    reimbursements (%)(c)         1.78(b)             1.58           1.33            1.55             1.54(b)
  Net investment income (%)       3.34(b)             2.71           4.32            4.62             3.76(b)
Portfolio turnover (%)              10                  17             36(e)           90(d)            39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were $4,764,000.
*** Adviser Shares commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                   -              -               -             (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Reflects overall increase in trading due to prior period's portfolio turnover ratio not being indicative of 12 months of operations.
(e) Reflects overall decrease in purchases and sales of securities.
(f) Prior to May 1, 2015, the Manager had voluntarily agreed to limit the annual expenses of the Adviser Shares to 1.25% of the Adviser Shares' average net assets.
(g) Represents less than $0.01 per share.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to

================================================================================

42  | USAA FLEXIBLE INCOME FUND

================================================================================

estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING               ENDING             DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2017 -
                                        JANUARY 1, 2017        JUNE 30, 2017          JUNE 30, 2017
                                        -------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,063.60                 $4.60

Hypothetical
 (5% return before expenses)                1,000.00              1,020.33                  4.51

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,063.90                  4.09

Hypothetical
 (5% return before expenses)                1,000.00              1,020.83                  4.01

ADVISER SHARES
Actual                                      1,000.00              1,062.60                  5.88

Hypothetical
 (5% return before expenses)                1,000.00              1,019.09                  5.76

*Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares, 0.80% for Institutional Shares, and 1.15% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 6.36% for Fund Shares, 6.39% for Institutional Shares, and 6.26% for Adviser Shares for the six-month period of January 1, 2017, through June 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

44  | USAA FLEXIBLE INCOME FUND

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the expense group) and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any fee waivers or reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and above the

================================================================================

46  | USAA FLEXIBLE INCOME FUND

================================================================================

median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016, and was below the average of its performance universe and its Lipper index for the three-year period ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 15% of its performance universe for the one-year period ended December 31, 2016, and was in the bottom 50% of its performance universe for the three-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the effect of Fund's growth and size on its performance and fees, noting that the Fund may realize other economies of scale if assets increase proportionately more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

48  | USAA FLEXIBLE INCOME FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   97757-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                [GRAPHIC OF USAA GLOBAL MANAGED VOLATILITY FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA GLOBAL MANAGED VOLATILITY FUND
         FUND SHARES (UGMVX) o INSTITUTIONAL SHARES (UGOFX)
         JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

SHAREHOLDER VOTING RESULTS                                                    3

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        15

    Financial Statements                                                     17

    Notes to Financial Statements                                            21

EXPENSE EXAMPLE                                                              41

ADVISORY AGREEMENT(S)                                                        43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA GLOBAL MANAGED VOLATILITY FUND (THE FUND) SEEKS TO ATTAIN LONG-TERM CAPITAL APPRECIATION WHILE ATTEMPTING TO REDUCE VOLATILITY DURING UNFAVORABLE MARKET CONDITIONS.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal strategy is to combine a portfolio of domestic and foreign equity securities, including emerging markets securities, with the use of alternative investment strategies to provide growth with lower volatility. The Fund intends to primarily invest in stocks and exchange-traded funds (ETFs) that invest primarily in stocks and may at times be fully invested in ETFs.

The Fund focuses on stocks and ETFs that emphasize certain investment factors such as momentum, value, and quality, or that could lower volatility in the Fund's returns. The Fund uses quantitative analysis to allocate exposure to individual factors in an attempt to limit the amount of risk any individual factor contributes to the Fund and to reduce the Fund's volatility. The Fund will adjust its investments among asset classes and factor exposures to take advantage of opportunities and to manage risk. The Fund may engage in active and frequent trading of portfolio holdings.

In an attempt to reduce the Fund's volatility over time, the Fund may implement an option-based risk-management strategy. This strategy involves purchasing and selling options on component indices or corresponding ETFs. This option strategy may not fully protect the Fund against declines in the value of its portfolio, and the Fund could experience a loss. The Fund also invests in other derivatives, including equity futures. Futures are typically used as a liquid and economical means of managing tactical allocations to asset classes or factors.

Diversification in the Fund's portfolio, combined with the use of call and put options, is designed to provide the Fund with fairly consistent returns over a wide range of market environments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                      o TOP 10 EQUITY HOLDINGS - 6/30/17 o
                                (% of Net Assets)

iShares Edge MSCI Min Vol EAFE ETF* .....................................  16.7%
Schwab Fundamental International Large Co. Index ETF* ...................   5.9%
iShares Edge MSCI Min Vol Emerging Markets ETF* .........................   5.5%
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio* ..............   5.2%
iShares Edge MSCI USA Quality Factor ETF* ...............................   4.9%
Vanguard FTSE Developed Markets ETF* ....................................   4.7%
iShares Edge MSCI USA Size F* ...........................................   3.8%
iShares Core MSCI EAFE ETF* .............................................   3.8%
PowerShares FTSE RAFI U.S.1000 Portfolio* ...............................   3.7%
Schwab Fundamental U.S. Large Co. Index ETF* ............................   2.9%

                        o ASSET ALLOCATION** - 6/30/17 o
                                (% of Net Assets)

                        [PIE CHART OF ASSET ALLOCATION]

EXCHANGE-TRADED FUNDS*                                                     22.1%
INTERNATIONAL EXCHANGE-TRADED FUNDS*                                       53.2%
COMMON STOCK                                                               20.6%
U.S. TREASURY SECURITIES                                                    3.2%
MONEY MARKET INSTRUMENTS                                                    0.8%

                                  [END CHART]

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

**Does not include options, futures, or short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund, and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 4-14.

================================================================================

2  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                         NUMBER OF SHARES VOTING
----------------------------------------------------------------------------
TRUSTEES                           FOR                     VOTES WITHHELD
----------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  3

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.9%)

             COMMON STOCKS (20.6%)

             CONSUMER DISCRETIONARY (1.6%)
             -----------------------------
             ADVERTISING (0.1%)
     30,257  Interpublic Group of Companies, Inc.                                                  $     744
                                                                                                   ---------
             APPAREL RETAIL (0.1%)
     10,006  Foot Locker, Inc.                                                                           493
                                                                                                   ---------
             BROADCASTING (0.1%)
      5,480  Discovery Communications, Inc. "A"*                                                         141
     10,015  Scripps Networks Interactive "A"                                                            684
     14,062  Tegna, Inc.                                                                                 203
                                                                                                   ---------
                                                                                                       1,028
                                                                                                   ---------
             CABLE & SATELLITE (0.5%)
     71,930  Comcast Corp. "A"                                                                         2,799
      7,097  Liberty Global plc LiLAC "C"*                                                               152
      7,620  Liberty Media Corp.- Liberty SiriusXM "C"*                                                  318
                                                                                                   ---------
                                                                                                       3,269
                                                                                                   ---------
             COMPUTER & ELECTRONICS RETAIL (0.1%)
      8,349  Best Buy Co., Inc.                                                                          479
                                                                                                   ---------
             DEPARTMENT STORES (0.0%)
      4,837  Kohl's Corp.                                                                                187
                                                                                                   ---------
             GENERAL MERCHANDISE STORES (0.2%)
     24,797  Target Corp.                                                                              1,297
                                                                                                   ---------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     14,953  Carnival Corp.                                                                              980
                                                                                                   ---------
             INTERNET & DIRECT MARKETING RETAIL (0.0%)
      6,962  Liberty Interactive Corp. "A"*                                                              171
                                                                                                   ---------
             MOVIES & ENTERTAINMENT (0.1%)
     28,252  Twenty-First Century Fox, Inc. "A"                                                          801
      5,139  Twenty-First Century Fox, Inc. "B"                                                          143
                                                                                                   ---------
                                                                                                         944
                                                                                                   ---------

================================================================================

4  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             PUBLISHING (0.0%)
     13,070  News Corp. "A"                                                                        $     179
                                                                                                   ---------
             RESTAURANTS (0.2%)
     16,774  Darden Restaurants, Inc.(a)                                                               1,517
                                                                                                   ---------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     13,388  H&R Block, Inc.                                                                             414
                                                                                                   ---------
             Total Consumer Discretionary                                                             11,702
                                                                                                   ---------
             CONSUMER STAPLES (2.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
      6,218  Archer-Daniels-Midland Co.                                                                  257
      4,409  Bunge Ltd.                                                                                  329
     11,634  Ingredion, Inc.                                                                           1,387
                                                                                                   ---------
                                                                                                       1,973
                                                                                                   ---------
             BREWERS (0.1%)
      4,311  Molson Coors Brewing Co. "B"(a)                                                             372
                                                                                                   ---------
             DRUG RETAIL (0.4%)
     24,017  CVS Health Corp.                                                                          1,932
     61,638  Rite Aid Corp.*                                                                             182
     13,060  Walgreens Boots Alliance, Inc.                                                            1,023
                                                                                                   ---------
                                                                                                       3,137
                                                                                                   ---------
             FOOD RETAIL (0.2%)
     53,147  Kroger Co.                                                                                1,240
                                                                                                   ---------
             HOUSEHOLD PRODUCTS (0.6%)
     41,988  Procter & Gamble Co.                                                                      3,659
      4,189  Spectrum Brands Holdings, Inc.                                                              524
                                                                                                   ---------
                                                                                                       4,183
                                                                                                   ---------
             HYPERMARKETS & SUPER CENTERS (0.3%)
     34,541  Wal-Mart Stores, Inc.                                                                     2,614
                                                                                                   ---------
             PACKAGED FOODS & MEAT (1.0%)
     31,476  Campbell Soup Co.                                                                         1,641
     29,527  General Mills, Inc.                                                                       1,636
     27,821  Hormel Foods Corp.                                                                          949
     15,394  J.M. Smucker Co.(a)                                                                       1,822
     16,049  Tyson Foods, Inc. "A"                                                                     1,005
                                                                                                   ---------
                                                                                                       7,053
                                                                                                   ---------
             PERSONAL PRODUCTS (0.0%)
      2,345  Edgewell Personal Care Co.*                                                                 178
                                                                                                   ---------
             Total Consumer Staples                                                                   20,750
                                                                                                   ---------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             ENERGY (0.5%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
     16,634  Chevron Corp.                                                                         $   1,735
                                                                                                   ---------
             OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     23,689  Antero Resources Corp.*                                                                     512
      1,950  ConocoPhillips(a)                                                                            86
     14,834  Noble Energy, Inc.                                                                          420
                                                                                                   ---------
                                                                                                       1,018
                                                                                                   ---------
             OIL & GAS REFINING & MARKETING (0.1%)
      1,670  Tesoro Corp.                                                                                156
      5,150  Valero Energy Corp.(a)                                                                      348
                                                                                                   ---------
                                                                                                         504
                                                                                                   ---------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
      7,415  Kinder Morgan, Inc.                                                                         142
      5,199  Plains Group Holdings, LP "A"                                                               136
      4,960  Williams Companies, Inc.                                                                    150
                                                                                                   ---------
                                                                                                         428
                                                                                                   ---------
             Total Energy                                                                              3,685
                                                                                                   ---------
             FINANCIALS (3.1%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
      4,001  Bank of New York Mellon Corp.                                                               204
                                                                                                   ---------
             CONSUMER FINANCE (0.0%)
      3,387  Discover Financial Services                                                                 211
                                                                                                   ---------
             DIVERSIFIED BANKS (0.1%)
      4,542  JPMorgan Chase & Co.                                                                        415
                                                                                                   ---------
             LIFE & HEALTH INSURANCE (0.3%)
     22,446  AFLAC, Inc.                                                                               1,744
                                                                                                   ---------
             MULTI-LINE INSURANCE (0.3%)
     18,399  Hartford Financial Services Group, Inc.                                                     967
     31,959  Loews Corp.                                                                               1,496
                                                                                                   ---------
                                                                                                       2,463
                                                                                                   ---------
             PROPERTY & CASUALTY INSURANCE (1.1%)
     23,967  Allstate Corp.                                                                            2,120
     28,337  AXIS Capital Holdings Ltd.                                                                1,832
     17,097  Travelers Companies, Inc.(a)                                                              2,163
     27,300  W.R. Berkley Corp.                                                                        1,889
                                                                                                   ---------
                                                                                                       8,004
                                                                                                   ---------

================================================================================

6  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             REGIONAL BANKS (0.1%)
     10,973  BB&T Corp.                                                                            $     498
      1,898  PNC Financial Services Group, Inc.                                                          237
                                                                                                   ---------
                                                                                                         735
                                                                                                   ---------
             REINSURANCE (0.6%)
      6,073  Everest Re Group Ltd.                                                                     1,546
      8,514  Reinsurance Group of America, Inc.                                                        1,093
     13,354  RenaissanceRe Holdings Ltd.                                                               1,857
                                                                                                   ---------
                                                                                                       4,496
                                                                                                   ---------
             REITS - MORTGAGE (0.6%)
     93,772  AGNC Investment Corp.                                                                     1,996
    166,094  Annaly Capital Management, Inc.(a)                                                        2,002
                                                                                                   ---------
                                                                                                       3,998
                                                                                                   ---------
             Total Financials                                                                         22,270
                                                                                                   ---------
             HEALTH CARE (3.1%)
             ------------------
             BIOTECHNOLOGY (0.1%)
      2,942  Amgen, Inc.(a)                                                                              507
      7,745  Gilead Sciences, Inc.                                                                       548
                                                                                                   ---------
                                                                                                       1,055
                                                                                                   ---------
             HEALTH CARE DISTRIBUTORS (0.2%)
      6,094  AmerisourceBergen Corp.                                                                     576
      6,645  Cardinal Health, Inc.                                                                       518
      1,029  McKesson Corp.                                                                              169
     10,358  Patterson Companies, Inc.                                                                   486
                                                                                                   ---------
                                                                                                       1,749
                                                                                                   ---------
             HEALTH CARE EQUIPMENT (0.6%)
     29,838  Baxter International, Inc.                                                                1,806
     25,605  Danaher Corp.(a)                                                                          2,161
                                                                                                   ---------
                                                                                                       3,967
                                                                                                   ---------
             HEALTH CARE FACILITIES (0.2%)
      6,316  HCA Healthcare, Inc.*                                                                       551
      5,620  Universal Health Services, Inc. "B"                                                         686
                                                                                                   ---------
                                                                                                       1,237
                                                                                                   ---------
             HEALTH CARE SERVICES (0.6%)
      8,756  DaVita, Inc.*                                                                               567
      8,296  Express Scripts Holding Co.*                                                                530
      6,341  Laboratory Corp. of America Holdings*                                                       977
      2,615  MEDNAX, Inc.*                                                                               158
     17,759  Quest Diagnostics, Inc.                                                                   1,974
                                                                                                   ---------
                                                                                                       4,206
                                                                                                   ---------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             HEALTH CARE SUPPLIES (0.3%)
      8,151  Cooper Companies, Inc.                                                                $   1,952
      8,640  Dentsply Sirona, Inc.                                                                       560
                                                                                                   ---------
                                                                                                       2,512
                                                                                                   ---------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
      7,675  Thermo Fisher Scientific, Inc.                                                            1,339
                                                                                                   ---------
             MANAGED HEALTH CARE (0.6%)
      4,722  Anthem, Inc.(a)                                                                             888
      2,897  Cigna Corp.                                                                                 485
      3,648  Humana, Inc.                                                                                878
     11,530  UnitedHealth Group, Inc.                                                                  2,138
                                                                                                   ---------
                                                                                                       4,389
                                                                                                   ---------
             PHARMACEUTICALS (0.3%)
      3,853  Mylan N.V.*                                                                                 150
     59,520  Pfizer, Inc.                                                                              1,999
                                                                                                   ---------
                                                                                                       2,149
                                                                                                   ---------
             Total Health Care                                                                        22,603
                                                                                                   ---------
             INDUSTRIALS (2.7%)
             ------------------
             AEROSPACE & DEFENSE (1.5%)
     11,144  General Dynamics Corp.                                                                    2,208
      3,112  Huntington Ingalls Industries, Inc.                                                         579
      6,452  L3 Technologies, Inc.                                                                     1,078
      8,583  Northrop Grumman Corp.                                                                    2,203
     13,640  Raytheon Co.                                                                              2,203
     19,250  United Technologies Corp.                                                                 2,351
                                                                                                   ---------
                                                                                                      10,622
                                                                                                   ---------
             AGRICULTURAL & FARM MACHINERY (0.2%)
      9,153  Deere & Co.(a)                                                                            1,131
                                                                                                   ---------
             AIR FREIGHT & LOGISTICS (0.0%)
      1,226  FedEx Corp.(a)                                                                              266
                                                                                                   ---------
             AIRPORT SERVICES (0.1%)
      9,309  Macquarie Infrastructure Corp.                                                              730
                                                                                                   ---------
             ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
     30,645  Republic Services, Inc.                                                                   1,953
     28,117  Waste Management, Inc.(a)                                                                 2,062
                                                                                                   ---------
                                                                                                       4,015
                                                                                                   ---------
             INDUSTRIAL MACHINERY (0.0%)
      1,273  Stanley Black & Decker, Inc.(a)                                                             179
                                                                                                   ---------

================================================================================

8  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             RAILROADS (0.1%)
      2,833  CSX Corp.                                                                             $     155
      1,952  Kansas City Southern                                                                        204
      5,310  Union Pacific Corp.                                                                         578
                                                                                                   ---------
                                                                                                         937
                                                                                                   ---------
             TRADING COMPANIES & DISTRIBUTORS (0.0%)
      1,484  W.W. Grainger, Inc.                                                                         268
                                                                                                   ---------
             TRUCKING (0.2%)
      1,021  AMERCO                                                                                      374
      7,112  JB Hunt Transport Services, Inc.                                                            650
                                                                                                   ---------
                                                                                                       1,024
                                                                                                   ---------
             Total Industrials                                                                        19,172
                                                                                                   ---------
             INFORMATION TECHNOLOGY (3.6%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
     25,736  Synopsys, Inc.*                                                                           1,877
                                                                                                   ---------
             COMMUNICATIONS EQUIPMENT (0.7%)
     68,874  Cisco Systems, Inc.                                                                       2,156
      5,677  F5 Networks, Inc.*                                                                          721
     18,549  Harris Corp.                                                                              2,023
     11,382  Juniper Networks, Inc.                                                                      318
                                                                                                   ---------
                                                                                                       5,218
                                                                                                   ---------
             DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     21,891  Fidelity National Information Services, Inc.                                              1,869
      7,638  Total System Services, Inc.                                                                 445
     30,965  Western Union Co.                                                                           590
                                                                                                   ---------
                                                                                                       2,904
                                                                                                   ---------
             ELECTRONIC COMPONENTS (0.0%)
     10,157  Corning, Inc.                                                                               305
                                                                                                   ---------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     20,636  FLIR Systems, Inc.(a)                                                                       715
                                                                                                   ---------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
     29,016  Flex Ltd.*                                                                                  473
                                                                                                   ---------
             INTERNET SOFTWARE & SERVICES (0.2%)
      6,112  Akamai Technologies, Inc.*(a)                                                               305
      9,880  Altaba, Inc.*                                                                               538
     20,111  eBay, Inc.*                                                                                 702
                                                                                                   ---------
                                                                                                       1,545
                                                                                                   ---------
             IT CONSULTING & OTHER SERVICES (0.2%)
      9,126  International Business Machines Corp.                                                     1,404
                                                                                                   ---------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     12,224  Applied Materials, Inc.(a)                                                            $     505
      1,983  Lam Research Corp.                                                                          280
                                                                                                   ---------
                                                                                                         785
                                                                                                   ---------
             SEMICONDUCTORS (0.6%)
     25,444  Intel Corp.                                                                                 859
     22,529  Maxim Integrated Products, Inc.                                                           1,012
      6,935  QUALCOMM, Inc.                                                                              383
     21,103  Texas Instruments, Inc.                                                                   1,623
     13,497  Xilinx, Inc.                                                                                868
                                                                                                   ---------
                                                                                                       4,745
                                                                                                   ---------
             SYSTEMS SOFTWARE (0.5%)
     41,884  Oracle Corp.                                                                              2,100
     14,101  VMware, Inc. "A"*(b)                                                                      1,233
                                                                                                   ---------
                                                                                                       3,333
                                                                                                   ---------
             TECHNOLOGY DISTRIBUTORS (0.0%)
      5,176  Avnet, Inc.                                                                                 201
                                                                                                   ---------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.4%)
     13,397  Apple, Inc.                                                                               1,930
      5,850  Hewlett Packard Enterprise Co.                                                               97
     22,368  HP, Inc.                                                                                    391
      9,063  NetApp, Inc.                                                                                363
                                                                                                   ---------
                                                                                                       2,781
                                                                                                   ---------
             Total Information Technology                                                             26,286
                                                                                                   ---------
             MATERIALS (0.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
     23,855  Dow Chemical Co.(a)                                                                       1,505
     13,011  E.I. du Pont de Nemours & Co.(a)                                                          1,050
      2,063  Eastman Chemical Co.                                                                        173
                                                                                                   ---------
                                                                                                       2,728
                                                                                                   ---------
             GOLD (0.1%)
     10,889  Newmont Mining Corp.                                                                        352
                                                                                                   ---------
             INDUSTRIAL GASES (0.3%)
      7,590  Air Products & Chemicals, Inc.                                                            1,086
      9,045  Praxair, Inc.                                                                             1,199
                                                                                                   ---------
                                                                                                       2,285
                                                                                                   ---------
             METAL & GLASS CONTAINERS (0.0%)
      2,565  Crown Holdings, Inc.*                                                                       153
                                                                                                   ---------
             Total Materials                                                                           5,518
                                                                                                   ---------

================================================================================

10  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             REAL ESTATE (0.6%)
             ------------------
             REITS - DIVERSIFIED (0.1%)
      8,293  Liberty Property Trust, Inc.                                                          $     338
                                                                                                   ---------
             REITS - HEALTH CARE (0.1%)
     11,495  Welltower, Inc.                                                                             860
                                                                                                   ---------
             REITS - INDUSTRIAL (0.1%)
      4,220  ProLogis, Inc.                                                                              248
     23,556  Duke Realty Corp.                                                                           658
                                                                                                   ---------
                                                                                                         906
                                                                                                   ---------
             REITS - RESIDENTIAL (0.2%)
     20,246  Camden Property Trust                                                                     1,731
                                                                                                   ---------
             REITS - RETAIL (0.1%)
     33,838  Brixmor Property Group, Inc.                                                                605
                                                                                                   ---------
             Total Real Estate                                                                         4,440
                                                                                                   ---------
             UTILITIES (1.7%)
             ----------------
             ELECTRIC UTILITIES (1.1%)
     27,136  American Electric Power Co., Inc.                                                         1,885
     23,235  Duke Energy Corp.(a)                                                                      1,942
     21,850  Edison International                                                                      1,708
      2,678  Entergy Corp.                                                                               206
     20,999  PG&E Corp.                                                                                1,394
     10,405  Pinnacle West Capital Corp.                                                                 886
                                                                                                   ---------
                                                                                                       8,021
                                                                                                   ---------
             MULTI-UTILITIES (0.6%)
      5,345  Ameren Corp.                                                                                292
     25,257  Consolidated Edison, Inc.(a)                                                              2,042
     15,748  DTE Energy Co.                                                                            1,666
                                                                                                   ---------
                                                                                                       4,000
                                                                                                   ---------
             Total Utilities                                                                          12,021
                                                                                                   ---------
             Total Common Stocks (cost: $143,849)                                                    148,447
                                                                                                   ---------

             EXCHANGE-TRADED FUNDS (22.1%)
    100,000  Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(b)                                     4,811
     94,600  iShares Edge MSCI Minimum Volatility USA ETF                                              4,629
    219,200  iShares Edge MSCI USA Momentum Factor ETF(b)                                             19,485
    471,500  iShares Edge MSCI USA Quality Factor ETF                                                 35,066
    350,000  iShares Edge MSCI USA Size F                                                             27,179
    114,100  iShares Edge MSCI USA Value Factor ETF(b)                                                 8,394
      2,800  iShares Russell 1000 ETF                                                                    379
    256,500  PowerShares FTSE RAFI U.S.1000 Portfolio                                                 26,514

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    626,000  Schwab Fundamental U.S. Large Co. Index ETF(b)                                        $  21,171
     95,800  Vanguard Total Stock Market ETF                                                          11,922
                                                                                                   ---------
             Total Exchange-Traded Funds (cost: $140,684)                                            159,550
                                                                                                   ---------
             INTERNATIONAL EXCHANGE-TRADED FUNDS (53.2%)
    120,000  Goldman Sachs ActiveBeta International Equity ETF                                         3,322
    444,100  iShares Core MSCI EAFE ETF                                                               27,041
    301,500  iShares Core MSCI Emerging Markets ETF                                                   15,087
  1,733,200  iShares Edge MSCI Minimum Volatility EAFE ETF(b)                                        120,007
    721,300  iShares Edge MSCI Minimum Volatility Emerging Markets ETF                                39,960
    895,968  PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                                37,398
  1,017,200  PowerShares FTSE RAFI Emerging Markets Portfolio                                         20,191
    469,200  Schwab Fundamental Emerging Markets Large Co. Index ETF                                  12,490
  1,522,900  Schwab Fundamental International Large Co. Index ETF                                     42,657
    622,200  Schwab Fundamental International Small Co. Index ETF                                     20,377
    825,200  Vanguard FTSE Developed Markets ETF                                                      34,097
    267,200  Vanguard FTSE Emerging Markets ETF                                                       10,910
                                                                                                   ---------
             Total International Exchange-Traded Funds (cost: $364,188)                              383,537
                                                                                                   ---------
             Total Equity Securities (cost: $648,721)                                                691,534
                                                                                                   ---------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------
             BONDS (3.2%)

             U.S. TREASURY SECURITIES (3.2%)(E)

             BONDS (0.4%)
  $   3,000  3.00%, 5/15/2047                                                                          3,097
                                                                                                   ---------
             NOTES (2.8%)
     20,000  1.88%, 4/30/2022(c)                                                                      19,998
                                                                                                   ---------
             Total U.S. Treasury Securities (cost: $23,244)                                           23,095
                                                                                                   ---------
             Total Bonds (cost: $23,244)                                                              23,095
                                                                                                   ---------

------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.8%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)
  5,895,337  State Street Institutional Treasury Money Market Fund Premier
               Class, 0.83%(d) (cost: $5,895)                                                          5,895
                                                                                                   ---------

================================================================================

12  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.7%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
      5,125  Federated Government Obligations Fund Institutional Class, 0.82%(d)                   $       5
  2,735,940  Goldman Sachs Financial Square Government Fund
               Institutional Class, 0.86%(d)                                                           2,736
  1,371,010  Invesco Government & Agency Portfolio
               Institutional Class, 0.89%(d)                                                           1,371
    101,525  Morgan Stanley Institutional Liquidity Funds Government Portfolio
               Institutional Class, 0.84%(d)                                                             102
    555,000  Western Asset Institutional Government Reserves
               Institutional Class, 0.82%(d)                                                             555
                                                                                                   ---------
             Total Short-Term Investments Purchased with Cash Collateral from
               Securities Loaned (cost: $4,769)                                                        4,769
                                                                                                   ---------
             TOTAL INVESTMENTS (COST: $682,629)                                                    $ 725,293
                                                                                                   =========

------------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.0%)
        125  Put - S&P 500 Index expiring December 15, 2017 at 2000                                      151
        530  Put - S&P 500 Index expiring September 15, 2017 at 2000                                     163
                                                                                                   ---------
             TOTAL PURCHASED OPTIONS (COST: $1,551)                                                $     314
                                                                                                   =========

------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
                                                                                               APPRECIATION/
                                                               EXPIRATION      CONTRACT       (DEPRECIATION)
                                                                  DATE        VALUE (000)              (000)
------------------------------------------------------------------------------------------------------------
             FUTURES(F)
             LONG FUTURES
             EQUITY CONTRACTS
         60  E-mini S&P 500                                     9/15/2017      $ 7,263             $     (23)
        179  Euro Stoxx 50                                      9/15/2017        7,014                  (206)
         60  TOPIX Index                                        9/07/2017        8,597                    11
                                                                               -------             ---------
                                                                                22,874                  (218)
                                                                               -------             ---------
             TOTAL LONG FUTURES                                                 22,874                  (218)
                                                                               -------             ---------
             TOTAL FUTURES                                                     $22,874             $    (218)
                                                                               =======             =========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------------

ASSETS                                         LEVEL 1           LEVEL 2             LEVEL 3                    TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $148,447                $-                  $-                  $148,447
  Exchange-Traded Funds                        159,550                 -                   -                   159,550
  International Exchange-Traded Funds          383,537                 -                   -                   383,537

Bonds:
  U.S. Treasury Securities                      23,095                 -                   -                    23,095

Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                 5,895                 -                   -                     5,895

Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned         4,769                 -                   -                     4,769

Purchased Options                                  314                 -                   -                       314

Futures(1)                                          11                 -                   -                        11
----------------------------------------------------------------------------------------------------------------------
Total                                         $725,618                $-                  $-                  $725,618
----------------------------------------------------------------------------------------------------------------------

LIABILITIES                                    LEVEL 1           LEVEL 2             LEVEL 3                     TOTAL
----------------------------------------------------------------------------------------------------------------------
Futures(1)                                    $   (229)               $-                  $-                  $   (229)
----------------------------------------------------------------------------------------------------------------------
Total                                         $   (229)               $-                  $-                  $   (229)
----------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 53.5% of net assets at June 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2017.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  15

================================================================================

    (b) The security, or a portion thereof, was out on loan as of June 30, 2017.

    (c) Securities with a value of $3,000,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (d) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

    (e) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

    (f) The contract value of futures purchased and/or sold as a percentage of net assets is 3.2%.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

16  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $4,668) (cost of $682,629)                   $725,293
   Purchased options, at market value (cost of $1,551)                                   314
   Cash                                                                                  119
   Cash denominated in foreign currencies (identified cost of $4)                          4
   Receivables:
      Capital shares sold                                                                  8
      USAA Asset Management Company (Note 7C)                                             52
      Dividends and interest                                                             330
      Other                                                                                2
                                                                                    --------
         Total assets                                                                726,122
                                                                                    --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                 4,769
   Variation margin on futures contracts                                                 216
   Accrued management fees                                                               357
   Other accrued expenses and payables                                                    68
                                                                                    --------
         Total liabilities                                                             5,410
                                                                                    --------
               Net assets applicable to capital shares outstanding                  $720,712
                                                                                    ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $677,097
   Accumulated undistributed net investment income                                     5,217
   Accumulated net realized loss on investments, options, and
      futures transactions                                                            (2,810)
   Net unrealized appreciation of investments, options, and futures contracts         41,209
   Net unrealized depreciation of foreign currency translations                           (1)
                                                                                    --------
               Net assets applicable to capital shares outstanding                  $720,712
                                                                                    ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $14,708/1,479 capital shares outstanding,
         no par value)                                                              $   9.94
                                                                                    ========
      Institutional Shares (net assets of $706,004/70,197 capital shares
         outstanding, no par value)                                                 $  10.06
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                        $  7,251
   Interest                                                                               55
   Securities lending (net)                                                               11
                                                                                    --------
      Total income                                                                     7,317
                                                                                    --------
EXPENSES
   Management fees                                                                     1,655
   Administration and servicing fees:
      Fund Shares                                                                         11
      Institutional Shares                                                               134
   Transfer agent's fees:
      Fund Shares                                                                          6
      Institutional Shares                                                               134
   Custody and accounting fees:
      Fund Shares                                                                          3
      Institutional Shares                                                                83
   Postage:
      Fund Shares                                                                          1
   Shareholder reporting fees:
      Fund Shares                                                                          4
      Institutional Shares                                                                 1
   Trustees' fees                                                                         16
   Registration fees:
      Fund Shares                                                                         18
      Institutional Shares                                                                19
   Professional fees                                                                      70
   Other                                                                                  11
                                                                                    --------
          Total expenses                                                               2,166
   Expenses reimbursed:
      Fund Shares                                                                        (26)
      Institutional Shares                                                               (40)
                                                                                    --------
          Net expenses                                                                 2,100
                                                                                    --------
NET INVESTMENT INCOME                                                                  5,217
                                                                                    --------

================================================================================

18  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS,
FUTURES CONTRACTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                                   $  2,637
      Options                                                                           (870)
      Futures transactions                                                               208
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                     44,505
      Foreign currency translations                                                        1
      Options                                                                         (1,078)
      Futures contracts                                                                 (218)
                                                                                    --------
          Net realized and unrealized gain                                            45,185
                                                                                    --------
   Increase in net assets resulting from operations                                 $ 50,402
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended December 31,
2016

--------------------------------------------------------------------------------

                                                                     6/30/2017        12/31/2016
------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                               $  5,217          $  4,345
  Net realized gain on investments                                       2,637               322
  Net realized gain on long-term capital gain distributions
    from other investment companies                                          -                14
  Net realized loss on foreign currency transactions                         -                (3)
  Net realized loss on options                                            (870)           (3,254)
  Net realized gain on futures transactions                                208                 -
  Change in net unrealized appreciation/(depreciation) of:
    Investments                                                         44,505            12,478
    Foreign currency translations                                            1                 3
    Options                                                             (1,078)              376
    Futures contracts                                                     (218)                -
                                                                      --------------------------
    Increase in net assets resulting from operations                    50,402            14,281
                                                                      --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Fund Shares                                                              -              (168)
    Institutional Shares                                                     -            (4,198)
                                                                      --------------------------
        Distributions to shareholders                                        -            (4,366)
                                                                      --------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
  Fund Shares                                                             (630)           (2,649)
  Institutional Shares                                                 361,332            97,353
                                                                      --------------------------
    Total net increase in net assets from capital share
        transactions                                                   360,702            94,704
                                                                      --------------------------
  Net increase in net assets                                           411,104           104,619
NET ASSETS
  Beginning of period                                                  309,608           204,989
                                                                      --------------------------
  End of period                                                       $720,712          $309,608
                                                                      ==========================
Accumulated undistributed net investment income:
  End of period                                                       $  5,217          $      -
                                                                      ==========================

See accompanying notes to financial statements.

================================================================================

20  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Global Managed Volatility Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek to attain long-term capital appreciation while attempting to reduce volatility during unfavorable market conditions.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined

================================================================================

22  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

        official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is

================================================================================

24  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

        intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the

================================================================================

26  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

    purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's Statement of Assets and Liabilities as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2017*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
    ----------------------------------------------------------------------------------------------------------
                                     STATEMENT OF                             STATEMENT OF
    DERIVATIVES NOT                  ASSETS AND                               ASSETS AND
    ACCOUNTED FOR AS                 LIABILITIES                              LIABILITIES
    HEDGING INSTRUMENTS              LOCATION                 FAIR VALUE      LOCATION              FAIR VALUE
    ----------------------------------------------------------------------------------------------------------
    Equity contracts                 Net unrealized              $325**       Net unrealized           $229**
                                     appreciation of                          appreciation of
                                     investments, options,                    investments, options,
                                     and futures contracts                    and futures contracts
    ----------------------------------------------------------------------------------------------------------

     * For open derivative instruments as of June 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended June 30, 2017.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017 (IN THOUSANDS)

                                                                                         CHANGE IN
                                                                                         UNREALIZED
    DERIVATIVES NOT                                           REALIZED GAIN              APPRECIATION/
    ACCOUNTED FOR AS             STATEMENT OF                 (LOSS) ON                  (DEPRECIATION)
    HEDGING INSTRUMENTS          OPERATIONS LOCATION          DERIVATIVES                ON DERIVATIVES
    ---------------------------------------------------------------------------------------------------
    Equity contracts             Net realized gain (loss)         $(662)                     $(1,296)
                                 on options and futures
                                 transactions / Change in
                                 net unrealized appreciation/
                                 (depreciation) of options
                                 and futures contracts
    ---------------------------------------------------------------------------------------------------

================================================================================

28  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the

================================================================================

30  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

    performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of $2,000, which represents 0.8% of the total fees paid to CAPCO by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal tax.

At December 31, 2016, the Fund had net capital loss carryforwards of $4,561,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                              CAPITAL LOSS CARRYFORWARDS
                          ----------------------------------
                                    TAX CHARACTER
                          ----------------------------------
                          (NO EXPIRATION)           BALANCE
                          ---------------         ----------
                          Short-Term              $2,868,000
                          Long-Term                1,693,000
                                                  ----------
                            Total                 $4,561,000
                                                  ==========

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $487,168,000 and $125,260,000, respectively.

================================================================================

32  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as their cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $45,115,000 and $3,688,000, respectively, resulting in net unrealized appreciation of $41,427,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. For the six-month period ended June 30, 2017, the Fund received securities-lending income of $11,000, which is net of the 10% of income retained by Citibank. As of June 30, 2017, the Fund loaned securities having a fair market value of approximately $4,668,000, and the value of the cash collateral received was $4,769,000.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                       SIX-MONTH PERIOD ENDED                YEAR ENDED
                                           JUNE 30, 2017                  DECEMBER 31, 2016
     -----------------------------------------------------------------------------------------
                                       SHARES         AMOUNT          SHARES            AMOUNT
                                      --------------------------------------------------------
     FUND SHARES:
     Shares sold                          119       $  1,155             116           $ 1,019
     Shares issued from reinvested
       dividends                            -              -              13               115
     Shares redeemed                     (187)        (1,785)           (435)           (3,783)
                                       -------------------------------------------------------
     Net decrease from capital
       share transactions                 (68)      $   (630)           (306)          $(2,649)
                                       =======================================================
     INSTITUTIONAL SHARES:
     Shares sold                       37,808       $361,460          10,363           $94,762
     Shares issued from reinvested
       dividends                            -              -             459             4,198
     Shares redeemed                      (13)          (128)           (180)           (1,607)
                                       -------------------------------------------------------
     Net increase from capital
       share transactions              37,795       $361,332          10,642           $97,353
                                       =======================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2017, the Fund had no subadviser(s).

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average net assets. For the six-month

================================================================================

34  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

    period ended June 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $1,655,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.05% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $11,000 and $134,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $7,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018 to limit the total annual operating expenses of the Fund Shares to 0.90% and the Institutional Shares to 0.70% of its average net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2018 without approval of the Board, and may be changed or terminated by the Manager at any time after that date. Prior to May 1, 2017, the expense limitation for the Institutional Shares was 0.80%. For the six-month period ended June 30, 2017, the Fund incurred reimbursable expenses for the Fund Shares and the Institutional Shares of $26,000 and $40,000 respectively, of which $52,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets plus out-of-pocket expenses. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $6,000 and $134,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
Target Retirement Income                                               2.9
Target Retirement 2020                                                10.7
Target Retirement 2030                                                26.8
Target Retirement 2040                                                34.3
Target Retirement 2050                                                21.2
Target Retirement 2060                                                 2.0

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

================================================================================

36  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

At June 30, 2017, USAA and its affiliates owned 478,000 shares, which represents 32.3% of the Fund Shares outstanding and 0.7% of the Fund's outstanding shares.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Funds.

(9) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2017, in accordance with affiliated transaction procedures approved by the Board, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA funds at the then-current market price with no brokerage commissions incurred.

                                                                       NET REALIZED
                                                         COST TO       GAIN (LOSS) TO
SELLER                       PURCHASER                   PURCHASER     SELLER
--------------------------------------------------------------------------------------
Target Managed Allocation    Global Managed Volatility   $16,023,000   $1,116,000

(10) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

38  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

(11) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                 SIX-MONTH
                               PERIOD ENDED                                                      PERIOD ENDED
                                  JUNE 30,               YEAR ENDED DECEMBER 31,                 DECEMBER 31,
                               ------------------------------------------------------------------------------
                                  2017             2016             2015            2014              2013***
                               ------------------------------------------------------------------------------
Net asset value at
  beginning of period          $  9.03          $  8.59          $  8.97         $ 11.14           $ 10.46
                               ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income(a)         .06              .13              .10             .17               .07
  Net realized and
    unrealized gain (loss)(a)      .85              .42             (.40)           (.37)              .62
                               ---------------------------------------------------------------------------
Total from investment
  operations                       .91              .55             (.30)           (.20)              .69
                               ---------------------------------------------------------------------------
Less distributions from:
  Net investment income              -             (.11)            (.08)           (.84)             (.01)
  Realized capital gains             -                -                -           (1.13)                -
                               ---------------------------------------------------------------------------
Total distributions                  -             (.11)            (.08)          (1.97)             (.01)
                               ---------------------------------------------------------------------------
Net asset value at
  end of period                $  9.94          $  9.03          $  8.59         $  8.97           $ 11.14
                               ===========================================================================
Total return (%)*                10.08             6.39            (3.28)          (2.02)             6.61
Net assets at
  end of period (000)          $14,708          $13,964          $15,911         $23,300           $10,771
Ratios to average
  net assets:**
  Expenses (%)(b)                  .90(c)           .89              .90            1.07(d)           1.10(c)
  Expenses, excluding
    reimbursements (%)(b)         1.26(c)          1.13             1.15            1.25              1.34(c)
  Net investment income (%)       1.32(c)          1.48             1.14            1.60              1.29(c)
Portfolio turnover (%)              23                9               16(f)          147(e)             92

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $14,387,000.
*** Fund Shares commenced operations on July 12, 2013.
(a) Calculated using average shares. For the six-month period ended June 30,
    2017, average shares were 1,502,000.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                -                -               -              (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to November 24, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 1.10% of the Fund Shares' average net assets.
(e) Reflects increased trading activity due to large shareholder redemptions.
(f) Reflects a return to normal trading levels after a prior year transition.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(11) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                   JUNE 30,                               YEAR ENDED DECEMBER 31,
                                 ----------------------------------------------------------------------------------------
                                     2017             2016          2015            2014              2013***        2012
                                 ----------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $   9.12         $   8.69      $   9.08         $ 11.16          $   9.96       $   9.57
                                 ----------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income               .09(a)           .16(a)        .14(a)          .20(a)            .21            .22
  Net realized and
    unrealized gain (loss)            .85(a)           .40(a)       (.44)(a)        (.33)(a)          1.00            .73
                                 ----------------------------------------------------------------------------------------
Total from investment
  operations                          .94(a)           .56(a)       (.30)(a)        (.13)(a)          1.21            .95
                                 ----------------------------------------------------------------------------------------
Less distributions from:
  Net investment income                 -             (.13)         (.09)           (.82)             (.01)          (.25)
  Realized capital gains                -                -             -           (1.13)                -           (.31)
                                 ----------------------------------------------------------------------------------------
Total distributions                     -             (.13)         (.09)          (1.95)             (.01)          (.56)
                                 ----------------------------------------------------------------------------------------
Net asset value at
  end of period                  $  10.06         $   9.12      $   8.69         $  9.08          $  11.16       $   9.96
                                 ========================================================================================
Total return (%)*                   10.31             6.46         (3.27)          (1.39)            12.17          10.02
Net assets at
  end of period (000)            $706,004         $295,644      $189,078         $57,938          $342,962       $380,888
Ratios to average net assets:**
  Expenses (%)(b)                     .75(g),(h)       .78           .80             .87(d)            .82            .80(c)
  Expenses, excluding
    reimbursements (%)(b)             .77(h)           .81           .88             .87               .82            .80
  Net investment income (%)          1.89(h)          1.85          1.61            1.76              1.72           1.86
Portfolio turnover (%)                 23                9            16(f)          147(e)             92            106

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $546,276,000.
*** Effective July 12, 2013, the existing share class was designated "Global
    Managed Volatility Fund Institutional Shares (Institutional Shares)".
(a) Calculated using average shares. For the six-month period ended June
    30, 2017, average shares were 55,048,000.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                        -                -             -               -              (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares'
    average net assets.
(d) Prior to November 24, 2014, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.80% of the Institutional
    Shares' average net assets.
(e) Reflects increased trading activity due to large shareholder redemptions.
(f) Reflects a return to normal trading levels after a prior year transition.
(g) Effective May 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.70% of the Institutional
    Shares' average net assets.
(h) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2017 -
                                         JANUARY 1, 2017        JUNE 30, 2017           JUNE 30, 2017
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00              $1,100.80                  $4.69
Hypothetical
  (5% return before expenses)               1,000.00               1,020.33                   4.51

INSTITUTIONAL SHARES
Actual                                      1,000.00               1,103.10                   3.91
Hypothetical
  (5% return before expenses)               1,000.00               1,021.08                   3.76

*Expenses are equal to the annualized expense ratio of 0.90% for Fund Shares and 0.75% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 10.08% for Fund Shares and 10.31% for Institutional Shares for the six-month period of January 1, 2017, through June 30, 2017.

================================================================================

42  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  43

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as

================================================================================

44  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of each Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers and reimbursements - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, including

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

underlying expenses and after any reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and lower than its Lipper index for the one-and three-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-and three-year periods ended December 31, 2016. The Board took into account management's discussion of the Fund's performance, including the impact of market conditions on the Fund's performance.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder

================================================================================

46  | USAA GLOBAL MANAGED VOLATILITY FUND

================================================================================

servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   88395-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA NASDAQ-100 INDEX FUND
         FUND SHARES (USNQX) o R6 SHARES (URNQX)
         JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

SHAREHOLDER VOTING RESULTS                                                     3

FINANCIAL INFORMATION

    Portfolio of Investments                                                   4

    Notes to Portfolio of Investments                                         11

    Financial Statements                                                      12

    Notes to Financial Statements                                             16

EXPENSE EXAMPLE                                                               32

ADVISORY AGREEMENT(S)                                                         34

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA NASDAQ-100 INDEX FUND (THE FUND) SEEKS TO MATCH,
BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING
THE NASDAQ-100 INDEX. THE NASDAQ-100 INDEX REPRESENTS 100 OF THE
LARGEST NONFINANCIAL STOCKS TRADED ON THE NASDAQ STOCK MARKET(R).

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days' written notice to shareholders.

In seeking to track the performance of the Nasdaq-100 Index, the Fund's subadviser, Northern Trust Investments, Inc. (NTI), will normally invest in all the common stocks of companies in the Nasdaq-100 Index in roughly the same proportions as their weightings in the index. While NTI attempts to replicate the index, there may be times when the Fund and the index do not match exactly. At times, NTI may purchase a stock not included in the Nasdaq-100 Index when it believes doing so would be a cost-efficient way of approximating the index's performance, for example, in anticipation of a stock being added to the index. To the extent that the Nasdaq-100 Index concentrates in the securities of a particular industry or group of industries, the Fund may similarly concentrate its investments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                       o TOP 10 EQUITY HOLDINGS - 6/30/17 o
                                (% of Net Assets)

Apple, Inc. .............................................................. 11.0%
Microsoft Corp. ..........................................................  7.8%
Amazon.com, Inc. .........................................................  6.8%
Facebook, Inc. "A" .......................................................  5.3%
Alphabet, Inc. "C" .......................................................  4.6%
Alphabet, Inc. "A" .......................................................  4.1%
Comcast Corp. "A" ........................................................  2.7%
Intel Corp. ..............................................................  2.3%
Cisco Systems, Inc. ......................................................  2.3%
Amgen, Inc. ..............................................................  1.9%

You will find a complete list of securities that the Fund owns on pages 4-10.

                        o SECTOR ALLOCATION* - 6/30/17 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     54.8%
CONSUMER DISCRETIONARY                                                     21.3%
HEALTH CARE                                                                10.9%
CONSUMER STAPLES                                                            5.2%
INDUSTRIALS                                                                 2.2%
TELECOMMUNICATION SERVICES                                                  0.9%

                                   [END CHART]

*Does not include futures, money market instruments, or short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                         NUMBER OF SHARES VOTING
----------------------------------------------------------------------------
TRUSTEES                           FOR                     VOTES WITHHELD
----------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  3

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.3%)

             COMMON STOCKS (95.3%)

             CONSUMER DISCRETIONARY (21.3%)
             ------------------------------
             APPAREL RETAIL (0.3%)
     79,388  Ross Stores, Inc.                                                                      $  4,583
                                                                                                    --------
             AUTOMOBILE MANUFACTURERS (0.9%)
     33,281  Tesla Motors, Inc.*                                                                      12,035
                                                                                                    --------
             AUTOMOTIVE RETAIL (0.3%)
     18,460  O'Reilly Automotive, Inc.*                                                                4,038
                                                                                                    --------
             BROADCASTING (0.1%)
     31,295  Discovery Communications, Inc. "A"*                                                         808
     45,417  Discovery Communications, Inc. "C"*                                                       1,145
                                                                                                    --------
                                                                                                       1,953
                                                                                                    --------
             CABLE & SATELLITE (5.1%)
     54,206  Charter Communications, Inc. "A"*                                                        18,259
    959,077  Comcast Corp. "A"                                                                        37,327
     46,087  DISH Network Corp. "A"*                                                                   2,893
     48,037  Liberty Global plc "A"*                                                                   1,543
    123,386  Liberty Global plc "C"*                                                                   3,847
      9,894  Liberty Global plc LiLAC "A"*                                                               215
     24,652  Liberty Global plc LiLAC "C"*                                                               528
    945,163  Sirius XM Holdings, Inc.(a)                                                               5,170
                                                                                                    --------
                                                                                                      69,782
                                                                                                    --------
             CASINOS & GAMING (0.2%)
     20,740  Wynn Resorts Ltd.                                                                         2,782
                                                                                                    --------
             GENERAL MERCHANDISE STORES (0.3%)
     47,944  Dollar Tree, Inc.*                                                                        3,352
                                                                                                    --------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
     76,771  Marriott International, Inc. "A"                                                          7,701
     46,176  Norwegian Cruise Line Holdings Ltd.*                                                      2,507
                                                                                                    --------
                                                                                                      10,208
                                                                                                    --------

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             INTERNET & DIRECT MARKETING RETAIL (10.5%)
     96,845  Amazon.com, Inc.*(b)                                                                   $ 93,746
     90,285  Ctrip.com International Ltd. ADR*                                                         4,863
     27,992  Expedia, Inc.                                                                             4,169
    185,834  JD.com, Inc. ADR*                                                                         7,288
     85,270  Liberty Interactive Corp. "A"*                                                            2,093
     16,452  Liberty Ventures*                                                                           860
     87,328  Netflix, Inc.*                                                                           13,048
      9,957  Priceline Group, Inc.*                                                                   18,625
                                                                                                    --------
                                                                                                     144,692
                                                                                                    --------
             LEISURE PRODUCTS (0.3%)
     25,323  Hasbro, Inc.                                                                              2,824
     69,583  Mattel, Inc.                                                                              1,498
                                                                                                    --------
                                                                                                       4,322
                                                                                                    --------
             MOVIES & ENTERTAINMENT (0.9%)
    213,199  Twenty-First Century Fox, Inc. "A"                                                        6,042
    161,772  Twenty-First Century Fox, Inc. "B"                                                        4,509
     71,373  Viacom, Inc. "B"                                                                          2,396
                                                                                                    --------
                                                                                                      12,947
                                                                                                    --------
             RESTAURANTS (1.3%)
    293,406  Starbucks Corp.                                                                          17,108
                                                                                                    --------
             SPECIALTY STORES (0.4%)
     26,039  Tractor Supply Co.                                                                        1,412
     12,589  Ulta Beauty, Inc.*                                                                        3,617
                                                                                                    --------
                                                                                                       5,029
                                                                                                    --------
             Total Consumer Discretionary                                                            292,831
                                                                                                    --------
             CONSUMER STAPLES (5.2%)
             -----------------------
             DRUG RETAIL (1.3%)
    219,017  Walgreens Boots Alliance, Inc.                                                           17,151
                                                                                                    --------
             HYPERMARKETS & SUPER CENTERS (1.0%)
     88,939  Costco Wholesale Corp.                                                                   14,224
                                                                                                    --------
             PACKAGED FOODS & MEAT (2.5%)
    246,721  Kraft Heinz Co.                                                                          21,129
    307,315  Mondelez International, Inc. "A"                                                         13,273
                                                                                                    --------
                                                                                                      34,402
                                                                                                    --------
             SOFT DRINKS (0.4%)
    115,023  Monster Beverage Corp.*                                                                   5,715
                                                                                                    --------
             Total Consumer Staples                                                                   71,492
                                                                                                    --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             HEALTH CARE (10.9%)
             -------------------
             BIOTECHNOLOGY (8.0%)

     45,497  Alexion Pharmaceuticals, Inc.*                                                         $  5,536
    149,004  Amgen, Inc.                                                                              25,663
     42,978  Biogen, Inc.*                                                                            11,662
     35,354  BioMarin Pharmaceutical, Inc.*                                                            3,211
    158,210  Celgene Corp.*                                                                           20,547
    264,762  Gilead Sciences, Inc.                                                                    18,740
     41,490  Incyte Corp.*                                                                             5,224
     21,149  Regeneron Pharmaceuticals, Inc.*                                                         10,387
     15,870  Shire plc ADR                                                                             2,623
     50,465  Vertex Pharmaceuticals, Inc.*                                                             6,503
                                                                                                    --------
                                                                                                     110,096
                                                                                                    --------
             HEALTH CARE DISTRIBUTORS (0.2%)
     16,075  Henry Schein, Inc.*                                                                       2,942
                                                                                                    --------
             HEALTH CARE EQUIPMENT (0.9%)
     56,742  Hologic, Inc.*                                                                            2,575
     17,856  IDEXX Laboratories, Inc.*                                                                 2,882
      7,465  Intuitive Surgical, Inc.*                                                                 6,983
                                                                                                    --------
                                                                                                      12,440
                                                                                                    --------
             HEALTH CARE SERVICES (0.6%)
    120,256  Express Scripts Holding Co.*                                                              7,677
                                                                                                    --------
             HEALTH CARE SUPPLIES (0.2%)
     46,394  Dentsply Sirona, Inc.                                                                     3,008
                                                                                                    --------
             HEALTH CARE TECHNOLOGY (0.3%)
     66,951  Cerner Corp.*                                                                             4,450
                                                                                                    --------
             LIFE SCIENCES TOOLS & SERVICES (0.4%)
     29,582  Illumina, Inc.*                                                                           5,133
                                                                                                    --------
             PHARMACEUTICALS (0.3%)
    108,592  Mylan N.V.*                                                                               4,216
                                                                                                    --------
             Total Health Care                                                                       149,962
                                                                                                    --------
             INDUSTRIALS (2.2%)
             ------------------
             AIRLINES (0.4%)
     99,805  American Airlines Group, Inc.                                                             5,022
                                                                                                    --------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.3%)
     71,167  PACCAR, Inc.                                                                              4,700
                                                                                                    --------
             DIVERSIFIED SUPPORT SERVICES (0.2%)
     21,341  Cintas Corp.                                                                              2,690
                                                                                                    --------

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              RAILROADS (0.7%)
    186,935   CSX Corp.                                                                             $ 10,199
                                                                                                    --------
              RESEARCH & CONSULTING SERVICES (0.2%)
     33,508   Verisk Analytics, Inc.*                                                                  2,827
                                                                                                    --------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
     58,601   Fastenal Co.                                                                             2,551
                                                                                                    --------
              TRUCKING (0.2%)
     22,282   JB Hunt Transport Services, Inc.                                                         2,036
                                                                                                    --------
              Total Industrials                                                                       30,025
                                                                                                    --------
              INFORMATION TECHNOLOGY (54.8%)
              ------------------------------
              APPLICATION SOFTWARE (2.0%)
    100,235   Adobe Systems, Inc.*                                                                    14,177
     44,654   Autodesk, Inc.*                                                                          4,502
     30,623   Citrix Systems, Inc.*                                                                    2,437
     51,914   Intuit, Inc.                                                                             6,895
                                                                                                    --------
                                                                                                      28,011
                                                                                                    --------
              COMMUNICATIONS EQUIPMENT (2.3%)
  1,013,067   Cisco Systems, Inc.                                                                     31,709
                                                                                                    --------
              DATA PROCESSING & OUTSOURCED SERVICES (2.3%)
     90,651   Automatic Data Processing, Inc.                                                          9,288
     43,033   Fiserv, Inc.*                                                                            5,265
     72,789   Paychex, Inc.                                                                            4,145
    243,456   PayPal Holdings, Inc.*                                                                  13,066
                                                                                                    --------
                                                                                                      31,764
                                                                                                    --------
              HOME ENTERTAINMENT SOFTWARE (1.1%)
    152,702   Activision Blizzard, Inc.                                                                8,791
     62,816   Electronic Arts, Inc.*                                                                   6,641
                                                                                                    --------
                                                                                                      15,432
                                                                                                    --------
              INTERNET SOFTWARE & SERVICES (15.9%)
     35,025   Akamai Technologies, Inc.*                                                               1,744
     60,304   Alphabet, Inc. "A"*(b)                                                                  56,063
     70,301   Alphabet, Inc. "C"*                                                                     63,885
     55,959   Baidu, Inc. ADR*                                                                        10,009
    219,299   eBay, Inc.*                                                                              7,658
    479,141   Facebook, Inc. "A"*                                                                     72,341
      8,947   MercadoLibre, Inc.                                                                       2,245
     15,444   NetEase, Inc. ADR                                                                        4,643
                                                                                                    --------
                                                                                                     218,588
                                                                                                    --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.6%)
    119,338  Cognizant Technology Solutions Corp. "A"                                              $   7,924
                                                                                                   ---------
             SEMICONDUCTOR EQUIPMENT (1.2%)
    217,773  Applied Materials, Inc.                                                                   8,996
     31,756  KLA-Tencor Corp.                                                                          2,906
     32,682  Lam Research Corp.                                                                        4,622
                                                                                                   ---------
                                                                                                      16,524
                                                                                                   ---------
             SEMICONDUCTORS (9.2%)
     74,357  Analog Devices, Inc.                                                                      5,785
     81,320  Broadcom Ltd.                                                                            18,952
    954,101  Intel Corp.                                                                              32,191
     57,243  Maxim Integrated Products, Inc.                                                           2,570
     46,474  Microchip Technology, Inc.                                                                3,587
    224,152  Micron Technology, Inc.*                                                                  6,693
    120,555  NVIDIA Corp.                                                                             17,428
    299,347  QUALCOMM, Inc.(b)                                                                        16,530
     37,386  Skyworks Solutions, Inc.                                                                  3,587
    201,856  Texas Instruments, Inc.                                                                  15,529
     50,310  Xilinx, Inc.                                                                              3,236
                                                                                                   ---------
                                                                                                     126,088
                                                                                                   ---------
             SYSTEMS SOFTWARE (8.6%)
     84,650  CA, Inc.                                                                                  2,918
     33,630  Check Point Software Technologies Ltd.*                                                   3,668
  1,564,295  Microsoft Corp.(b)                                                                      107,827
    123,229  Symantec Corp.                                                                            3,481
                                                                                                   ---------
                                                                                                     117,894
                                                                                                   ---------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (11.6%)
  1,056,399  Apple, Inc.(b)                                                                          152,142
     60,099  Seagate Technology plc                                                                    2,329
     59,007  Western Digital Corp.                                                                     5,228
                                                                                                   ---------
                                                                                                     159,699
                                                                                                   ---------
             Total Information Technology                                                            753,633
                                                                                                   ---------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    168,339  T-Mobile US, Inc.*                                                                       10,204
     88,197  Vodafone Group plc ADR                                                                    2,534
                                                                                                   ---------
                                                                                                      12,738
                                                                                                   ---------
             Total Telecommunication Services                                                         12,738
                                                                                                   ---------
             Total Common Stocks                                                                   1,310,681
                                                                                                   ---------
             Total Equity Securities (cost: $766,011)                                              1,310,681
                                                                                                   ---------

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.6%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.4%)
 61,358,031  State Street Institutional Treasury Money Market Fund Premier Class, 0.83%(c)        $   61,358
                                                                                                  ----------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)
------------------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (0.2%)
 $    2,660  0.77%; 8/17/2017(d)                                                                       2,657
                                                                                                  ----------
             Total Money Market Instruments (cost: $64,015)                                           64,015
                                                                                                  ----------

------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (0.4%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
     29,521  Federated Government Obligations Fund Institutional Class, 0.82%(c)                          30
  2,397,512  Goldman Sachs Financial Square Government Fund Institutional Class, 0.86%(c)              2,397
    948,176  Invesco Government & Agency Portfolio Institutional Class, 0.89%(c)                         948
     89,825  Morgan Stanley Institutional Liquidity Funds Government Portfolio
               Institutional Class, 0.84%(c)                                                              90
  1,681,135  Western Asset Institutional Government Reserves Institutional Class, 0.82%(c)             1,681
                                                                                                  ----------
             Total Short-Term Investments Purchased with Cash Collateral from
               Securities Loaned (cost: $5,146)                                                        5,146
                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $835,172)                                                   $1,379,842
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
NUMBER OF                                                                         CONTRACT     APPRECIATION/
CONTRACTS                                                        EXPIRATION        VALUE       (DEPRECIATION)
LONG/(SHORT)                                                        DATE           (000)                (000)
------------------------------------------------------------------------------------------------------------
             FUTURES(e)

             LONG FUTURES

             EQUITY CONTRACTS

        570  Nasdaq 100 E-Mini                                   9/15/2017         $64,441           $(2,337)
                                                                                   -------           -------

             TOTAL FUTURES                                                         $64,441           $(2,337)
                                                                                   =======           =======

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
ASSETS                                       LEVEL 1               LEVEL 2           LEVEL 3           TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $1,310,681              $    -              $-         $1,310,681

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                         61,358                   -               -             61,358
  U.S. Treasury Bills                               -               2,657               -              2,657

Short-Term Investments Purchased
  with Cash Collateral from
  Securities Loaned:                            5,146                   -               -              5,146
------------------------------------------------------------------------------------------------------------
Total                                      $1,377,185              $2,657              $-         $1,379,842
------------------------------------------------------------------------------------------------------------

LIABILITIES                                  LEVEL 1               LEVEL 2           LEVEL 3           TOTAL
------------------------------------------------------------------------------------------------------------
Futures(1)                                 $   (2,337)             $    -              $-         $   (2,337)
------------------------------------------------------------------------------------------------------------
Total                                      $   (2,337)             $    -              $-         $   (2,337)
------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, was out on loan as of June 30, 2017.

   (b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2017.

   (c) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

   (d) Securities with a value of $2,657,000 are segregated as collateral for initial margin requirements on open futures contracts.

   (e) The contract value of futures purchased and/or sold as a percentage of net assets is 4.7%.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIO OF INVESTMENTS |   11

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities on
       loan of $5,118) (cost of $835,172)                                                   $1,379,842
   Receivables:
       Capital shares sold                                                                       1,429
       USAA Asset Management Company (Note 7D)                                                       6
       Dividends and interest                                                                      483
       Other                                                                                        15
                                                                                            ----------
             Total assets                                                                    1,381,775
                                                                                            ----------
LIABILITIES
   Payables:
       Upon return of securities loaned                                                          5,146
       Capital shares redeemed                                                                     561
   Variation margin on futures contracts                                                             4
   Accrued management fees                                                                         231
   Accrued transfer agent's fees                                                                    62
   Other accrued expenses and payables                                                              51
                                                                                            ----------
             Total liabilities                                                                   6,055
                                                                                            ----------
                Net assets applicable to capital shares outstanding                         $1,375,720
                                                                                            ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                          $  804,827
   Accumulated undistributed net investment income                                              12,177
   Accumulated net realized gain on investments and futures transactions                        16,383
   Net unrealized appreciation of investments and futures contracts                            542,333
                                                                                            ----------
                Net assets applicable to capital shares outstanding                         $1,375,720
                                                                                            ==========
     Net asset value, redemption price, and offering price per share:
        Fund Shares (net assets of $1,370,472/85,318 capital shares
           outstanding, no par value)                                                       $    16.06
                                                                                            ==========
        R6 Shares (net assets of $5,248/327 capital shares
           outstanding, no par value)                                                       $    16.07
                                                                                            ==========

See accompanying notes to financial statements.

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                $  7,745
   Interest (net of foreign taxes withheld of $3)                                                117
   Securities lending (net)                                                                       52
                                                                                            --------
      Total income                                                                             7,914
                                                                                            --------
EXPENSES
   Management fees                                                                             1,242
   Administration and servicing fees:
      Fund Shares                                                                                929
      R6 Shares*                                                                                   1
   Transfer agent's fees:
      Fund Shares                                                                                661
   Custody and accounting fees:
      Fund Shares                                                                                 79
   Postage:
      Fund Shares                                                                                 69
   Shareholder reporting fees:
      Fund Shares                                                                                 16
   Trustees' fees                                                                                 16
   Registration fees:
      Fund Shares                                                                                 32
      R6 Shares*                                                                                   9
   Professional fees                                                                              64
   Other                                                                                         123
                                                                                            --------
          Total expenses                                                                       3,241
   Expenses reimbursed:
      R6 Shares*                                                                                  (7)
                                                                                            --------
         Net expenses                                                                          3,234
                                                                                            --------
NET INVESTMENT INCOME                                                                          4,680
                                                                                            --------

================================================================================

                                                      FINANCIAL STATEMENTS |  13

================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain on:
       Investments                                                                          $ 15,967
       Futures transactions                                                                    6,181
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                           155,247
       Futures contracts                                                                      (2,258)
                                                                                            --------
          Net realized and unrealized gain                                                   175,137
                                                                                            --------
   Increase in net assets resulting from operations                                         $179,817
                                                                                            ========

*R6 Shares commenced operations on March 1, 2017.

See accompanying notes to financial statements.

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended
December 31, 2016

----------------------------------------------------------------------------------------------------
                                                                            6/30/2017     12/31/2016
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                   $    4,680     $    7,497
   Net realized gain (loss) on investments                                     15,967            (41)
   Net realized gain on futures transactions                                    6,181          2,045
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                             155,247         58,262
      Futures contracts                                                        (2,258)           137
                                                                           -------------------------
       Increase in net assets resulting from operations                       179,817         67,900
                                                                           -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                                  -         (5,335)
       R6 Shares*                                                                   -              -
                                                                           -------------------------
          Distributions to shareholders                                             -         (5,335)
                                                                           -------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                112,584         80,749
   R6 Shares*                                                                   5,000              -
                                                                           -------------------------
       Total net increase in net assets from capital
          share transactions                                                  117,584         80,749
                                                                           -------------------------
   Capital contribution from USAA Transfer Agency Company:
      Fund Shares                                                                   -              1
                                                                           -------------------------
   Net increase in net assets                                                 297,401        143,315

NET ASSETS
   Beginning of period                                                      1,078,319        935,004
                                                                           -------------------------
   End of period                                                           $1,375,720     $1,078,319
                                                                           =========================
Accumulated undistributed net investment income:
   End of period                                                           $   12,177     $    7,497
                                                                           =========================

*R6 Shares commenced operations on March 1, 2017.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Nasdaq-100 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

The Fund consists of two classes of shares: Nasdaq-100 Index Fund Shares (Fund Shares) and effective March 1, 2017, a new share class designated Nasdaq-100 Index Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

    4.  Repurchase agreements are valued at cost.

    5. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    6. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2017, did not include master netting provisions.

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

    FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2017*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
    ----------------------------------------------------------------------------------------------------
                                     STATEMENT OF                      STATEMENT OF
    DERIVATIVES NOT                  ASSETS AND                        ASSETS AND
    ACCOUNTED FOR AS                 LIABILITIES                       LIABILITIES
    HEDGING INSTRUMENTS              LOCATION           FAIR VALUE     LOCATION               FAIR VALUE
    ----------------------------------------------------------------------------------------------------
    Equity contracts                  -                   $-          Net unrealized            $2,337**
                                                                      appreciation of
                                                                      investments and
                                                                      futures contracts
    ----------------------------------------------------------------------------------------------------

    *For open derivative instruments as of June 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended June 30, 2017.

   **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017 (IN THOUSANDS)

                                                                                          CHANGE IN
                                                                                          UNREALIZED
    DERIVATIVES NOT                                            REALIZED                   APPRECIATION/
    ACCOUNTED FOR AS             STATEMENT OF                  GAIN (LOSS)                (DEPRECIATION)
    HEDGING INSTRUMENTS          OPERATIONS LOCATION           ON DERIVATIVES             ON DERIVATIVES
    ----------------------------------------------------------------------------------------------------
    Equity contracts          Net realized gain (loss)         $6,181                     $(2,258)
                              on Futures transactions /
                              Change in net unrealized
                              appreciation/(depreciation)
                              of Futures contracts
    ----------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

E. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

F. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of $5,000, which represents 1.7% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At December 31, 2016, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $119,383,000 and $41,290,000, respectively.

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $555,911,000 and $11,241,000, respectively, resulting in net unrealized appreciation of $544,670,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. For the six-month period ended June 30, 2017, the Fund received securities-lending income of $52,000, which is net of the 10% of income retained by Citibank. As of June 30, 2017, the Fund loaned securities having a fair market value of approximately $5,118,000, and the value of the cash collateral received was $5,146,000.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

Capital share transactions for all classes were as follows, in thousands:

                                SIX-MONTH PERIOD ENDED                    YEAR ENDED
                                     JUNE 30, 2017                     DECEMBER 31, 2016
----------------------------------------------------------------------------------------------
                                 SHARES           AMOUNT           SHARES            AMOUNT
                                --------------------------------------------------------------
FUND SHARES:
Shares sold                      18,080         $ 279,525          23,911           $  308,078
Shares issued from
  reinvested dividends                -                 -             377                5,261
Shares redeemed                 (10,947)         (166,941)        (18,088)            (232,590)
                                --------------------------------------------------------------
Net increase from capital
  share transactions              7,133         $ 112,584           6,200           $   80,749
                                ==============================================================
R6 SHARES
(COMMENCED ON MARCH 1, 2017):
Shares sold                         327         $   5,000               -           $        -
Shares issued from
  reinvested dividends                -                 -               -                    -
Shares redeemed                       -                 -               -                    -
                                --------------------------------------------------------------
Net increase from capital
  share transactions                327         $   5,000               -           $        -
                                ==============================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager is also responsible for determining the asset allocation for the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets. For the six-month period ended June 30, 2017, the Fund incurred management fees, paid or payable to the Manager, of $1,242,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager entered into an Investment Subadvisory Agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average net assets on amounts up to $100 million; 0.04% of net assets for amounts over $100 million and up to $250 million; and 0.03% of net assets for amounts over $250 million. For the six-month period ended June 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $209,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and 0.05% of average net assets of the R6 Shares. For the six-month period ended June 30, 2017 (and for the period from March 1, 2017, to June 30, 2017, for the R6 Shares), the Fund Shares and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $929,000 and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $16,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

D. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018, to limit the total annual operating expenses of the R6 Shares to 0.40% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the period from March 1, 2017, to June 30, 2017, the Fund incurred reimbursable expenses from the Manager for the R6 Shares of $7,000, of which $6,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2017 (and for the period from March 1, 2017, to June 30, 2017, for the R6 Shares), the Fund Shares and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $661,000 and less than $500, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2017, USAA and its affiliates owned 327,000 R6 Shares, which represents 100% of the R6 Shares outstanding and 0.4% of the Fund's total outstanding shares.

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                            PERIOD ENDED
                              JUNE 30,                     YEAR ENDED DECEMBER 31,
                            -------------------------------------------------------------------------
                                  2017            2016        2015         2014       2013       2012
                            -------------------------------------------------------------------------
Net asset value at
 beginning of period        $    13.79      $    12.99    $  12.23     $  10.32   $   7.61   $   6.54
                            -------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income             .05             .09         .08(a)       .09        .06        .05
 Net realized and
  unrealized gain                 2.22             .78        1.04(a)      1.85       2.68       1.09
                            -------------------------------------------------------------------------
Total from investment
 operations                       2.27             .87        1.12(a)      1.94       2.74       1.14
                            -------------------------------------------------------------------------
Less distributions from:
 Net investment income               -            (.07)       (.08)        (.03)      (.03)      (.06)
 Realized capital gains              -               -        (.28)           -          -       (.01)
                            -------------------------------------------------------------------------
Total distributions                  -            (.07)       (.36)        (.03)      (.03)      (.07)
                            -------------------------------------------------------------------------
Net asset value at
 end of period              $    16.06      $    13.79    $  12.99     $  12.23   $  10.32   $   7.61
                            =========================================================================
Total return (%)*                16.46            6.68        9.09        18.75      36.00      17.46
Net assets at
 end of period (000)        $1,370,472      $1,078,319    $935,004     $706,604   $460,689   $309,634
Ratios to average
 net assets:**
 Expenses (%)(b)                   .52(d)          .53         .57          .59        .64(c)     .71
 Expenses, excluding
  reimbursements (%)(b)            .52(d)          .53         .57          .59        .64        .75
 Net investment income (%)         .75(d)          .77         .62         1.04        .77        .80
Portfolio turnover (%)               3               4          10            6         11         10

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $1,251,291,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                     -               -           -            -       (.00%)(+)  (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.78% of the Fund Shares' average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - R6 SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                        PERIOD ENDED
                                                                                          JUNE 30,
                                                                                        ------------
                                                                                            2017***
                                                                                        ------------
Net asset value at beginning of period                                                    $15.31
                                                                                          ------
Income from investment operations:
 Net investment income                                                                      (.96)
 Net realized and unrealized gain                                                           1.72
                                                                                          ------
Total from investment operations                                                             .76
                                                                                          ------
Less distributions from:
 Net investment income                                                                         -
                                                                                          ------
Net asset value at end of period                                                          $16.07
                                                                                          ======
Total return (%)*                                                                           4.96
Net assets at end of period (000)                                                         $5,248
Ratios to average net assets:**
 Expenses (%)(a)                                                                             .40
 Expenses, excluding reimbursements (%)(a)                                                   .81
 Net investment income (%)(a)                                                                .79
Portfolio turnover (%)                                                                         3

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended June 30, 2017, average net assets were $5,174,000.
*** R6 Shares commenced operations on March 1, 2017.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017, for Fund Shares and the period of March 1, 2017, through June 30, 2017, for R6 Shares.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2017 -
                                         JANUARY 1, 2017        JUNE 30, 2017           JUNE 30, 2017
                                         --------------------------------------------------------------
FUND SHARES
Actual                                      $1,000.00             $1,164.61                  $2.79

Hypothetical
 (5% return before expenses)                 1,000.00              1,022.22                   2.61

R6 SHARES**
Actual                                       1,000.00              1,049.64                   1.36

Hypothetical
 (5% return before expenses)                 1,000.00              1,015.25                   1.34

 *Expenses are equal to the annualized expense ratio of 0.52% for Fund Shares and 0.40% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days for the Fund Shares (to reflect the one-half-year period) or 121 days/365 days for the R6 Shares (to reflect the current period beginning with the R6 Shares' inception date). The Fund's actual ending account values are based on its actual total returns of 16.46% for Fund Shares, for the six-month period of January 1, 2017, through June 30, 2017, and 4.96% for R6 Shares, for the period of March 1, 2017, through June 30, 2017.

**R6 Shares commenced operations on March 1, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  33

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and Northern Trust Investments, Inc. (the Subadviser) with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  35

================================================================================

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies with similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, five-, and ten-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 10% of its performance universe for the one-year period ended December 31, 2016 and was in the top 1% of its performance universe for the three-, five-, and ten- year periods ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

affiliates' level of profitability from its relationship with the Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them by the Subadviser, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, five-, and ten-year periods ended December 31, 2016, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program;

================================================================================

40  | USAA NASDAQ-100 INDEX FUND

================================================================================

(iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   37758-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

 ============================================================

       SEMIANNUAL REPORT
       USAA REAL RETURN FUND
       FUND SHARES (USRRX) o INSTITUTIONAL SHARES (UIRRX)
       JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

SHAREHOLDER VOTING RESULTS                                                     4

FINANCIAL INFORMATION

   Portfolio of Investments                                                    5

   Notes to Portfolio of Investments                                           8

   Financial Statements                                                       10

   Notes to Financial Statements                                              13

EXPENSE EXAMPLE                                                               28

ADVISORY AGREEMENT(S)                                                         30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA REAL RETURN FUND (THE FUND) SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the Adviser believes will have a total return that exceeds the rate of inflation over an economic cycle. In pursuing its investment objective, the Fund will allocate its assets under normal market conditions among the following asset classes: (1) inflation-linked securities, including U.S. Treasury inflation-protected securities (TIPS), non-U.S. dollar inflation-linked securities, and inflation-linked corporate and municipal securities; (2) fixed-income securities, including bank loans, floating-rate notes, short-duration bonds, investment-grade securities, high-yield bonds
(also known as "junk" bonds), and non-U.S. dollar instruments, including foreign currencies; (3) equity securities, including real estate investment trusts (REITs) and exchange-traded funds (ETFs), including those that the Adviser believes have a high correlation to measures of inflation; and (4) commodity-linked instruments, such as commodity ETFs, commodity-linked notes, and other investment companies that concentrate their investments in commodity-linked instruments and to a limited extent, certain types of derivative instruments. In allocating the Fund's assets, the Adviser may invest all or a substantial portion of the Fund's assets in one or a limited number of these asset classes. Accordingly, the allocation of the Fund's assets among these classes may vary substantially from time to time.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                      o TOP 10 EQUITY HOLDINGS - 6/30/17 o
                                (% of Net Assets)

iShares Core Dividend Growth ETF* ........................................ 10.2%
Vanguard REIT Index Fund ETF Shares* .....................................  9.5%
PowerShares Optimum Yield Diversified Commodity Strategy* ................  6.3%
United States Commodity Index Fund .......................................  5.2%
ProShares S&P 500 Dividend Aristocrats ETF ...............................  4.7%
iShares Core MSCI Emerging Markets ETF* ..................................  4.4%
iShares Edge MSCI Min Vol Emerging Markets ETF* ..........................  1.7%
PowerShares FTSE RAFI Emerging Markets Portfolio* ........................  1.3%
First Trust Global Tactical Commodity Strategy Fund ......................  1.3%
WisdomTree India Earnings Fund* ..........................................  1.2%

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 5-7.

================================================================================

2  | USAA REAL RETURN FUND

================================================================================

                       o TOP 10 BOND HOLDINGS - 6/30/17 o
                                (% of Net Assets)

U.S. Treasury Inflation-Indexed Note, 0.63%, 7/15/2021 ...................  5.6%
U.S. Treasury Inflation-Indexed Note, 0.13%, 1/15/2023 ...................  5.4%
U.S. Treasury Inflation-Indexed Note, 1.25%, 7/15/2020 ...................  3.7%
U.S. Treasury Inflation-Indexed Note, 2.50%, 1/15/2029 ...................  3.4%
iShares TIPS Bond ETF* ...................................................  3.3%
U.S. Treasury Inflation-Indexed Note, 1.13%, 1/15/2021 ...................  3.3%
U.S. Treasury Inflation-Indexed Note, 0.13%, 1/15/2022 ...................  3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF* .....................  3.0%
U.S. Treasury Inflation-Indexed Note, 0.13%, 7/15/2022 ...................  2.5%
iShares iBoxx $ High Yield Corporate Bond ETF* ...........................  2.3%

*The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 5-7.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                   FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Daniel S. McNamara                    9,689,863,032                376,756,871
Robert L. Mason, Ph.D.                9,714,117,381                352,502,522
Jefferson C. Boyce                    9,717,710,105                348,909,798
Dawn M. Hawley                        9,714,577,808                352,042,095
Paul L. McNamara                      9,668,206,065                398,413,838
Richard Y. Newton III                 9,665,513,520                401,106,382
Barbara B. Ostdiek, Ph.D.             9,715,801,431                350,818,472
Michael F. Reimherr                   9,711,558,498                355,061,405

================================================================================

4  | USAA REAL RETURN FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (15.4%)

              EXCHANGE-TRADED FUNDS (15.4%)
    223,600   iShares Core Dividend Growth ETF(a)                                                    $ 7,003
      6,900   PowerShares KBW Bank Portfolio(a)                                                          340
     55,600   ProShares S&P 500 Dividend Aristocrats ETF(a)                                            3,212
                                                                                                     -------
              Total Exchange-Traded Funds (cost: $8,711)                                              10,555
                                                                                                     -------
              Total U.S. Equity Securities (cost: $8,711)                                             10,555
                                                                                                     -------

              INTERNATIONAL EQUITY SECURITIES (10.5%)

              EXCHANGE-TRADED FUNDS (10.5%)
     60,400   iShares Core MSCI Emerging Markets ETF                                                   3,023
     21,000   iShares Edge MSCI Min Vol Emerging Markets ETF                                           1,163
     45,000   PowerShares FTSE RAFI Emerging Markets Portfolio                                           893
      8,300   SPDR S&P Emerging Markets Small Cap ETF                                                    387
     11,504   WisdomTree Emerging Markets High Dividend Fund                                             472
      9,800   WisdomTree Emerging Markets SmallCap Dividend Fund                                         448
     33,600   WisdomTree India Earnings Fund                                                             824
                                                                                                     -------
              Total Exchange-Traded Funds (cost: $6,224)                                               7,210
                                                                                                     -------
              Total International Equity Securities (cost: $6,224)                                     7,210
                                                                                                     -------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (14.4%)

              EXCHANGE-TRADED FUNDS (14.4%)
     45,200   First Trust Global Tactical Commodity Strategy Fund*                                       891
      5,900   iShares Silver Trust*                                                                       93
    273,600   PowerShares Optimum Yield Diversified Commodity Strategy(a)                              4,317
     25,200   SPDR S&P Oil & Gas Exploration & Production ETF                                            804
     93,000   United States Commodity Index Fund*                                                      3,580
      5,800   VanEck Vectors Oil Services ETF(a)                                                         144
                                                                                                     -------
              Total Exchange-Traded Funds (cost: $10,259)                                              9,829
                                                                                                     -------
              Total Precious Metals and Commodity-Related Securities (cost: $10,259)                   9,829
                                                                                                     -------

              GLOBAL REAL ESTATE EQUITY SECURITIES (9.5%)

              EXCHANGE-TRADED FUNDS (9.5%)
     78,200   Vanguard REIT Index Fund ETF Shares (cost: $5,626)                                       6,508
                                                                                                     -------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                             MARKET
AMOUNT                                                                                                 VALUE
(000)         SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              BONDS (49.5%)

              U.S. TREASURY SECURITIES (40.2%)

              INFLATION-INDEXED NOTES (40.2%)
$     1,012   1.88%, 7/15/2019                                                                       $ 1,055
      1,516   1.38%, 1/15/2020                                                                         1,572
      2,427   1.25%, 7/15/2020                                                                         2,531
      2,149   1.13%, 1/15/2021                                                                         2,232
      3,714   0.63%, 7/15/2021                                                                         3,809
      2,153   0.13%, 1/15/2022                                                                         2,151
      1,696   0.13%, 7/15/2022                                                                         1,694
      3,724   0.13%, 1/15/2023                                                                         3,692
      1,051   0.38%, 7/15/2023                                                                         1,058
      1,070   0.63%, 1/15/2024                                                                         1,086
      1,502   0.13%, 7/15/2024                                                                         1,477
      1,951   2.50%, 1/15/2029                                                                         2,348
      1,244   2.13%, 2/15/2040                                                                         1,550
        893   2.13%, 2/15/2041                                                                         1,118
        181   0.63%, 2/15/2043                                                                           167
                                                                                                     -------
                                                                                                      27,540
                                                                                                     -------
              Total U.S. Treasury Securities (cost: $27,010)                                          27,540
                                                                                                     -------

------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (9.3%)
     17,800   iShares iBoxx $ High Yield Corporate Bond ETF(a)                                         1,573
     17,100   iShares iBoxx $ Investment Grade Corporate Bond ETF                                      2,061
     20,100   iShares TIPS Bond ETF                                                                    2,280
     11,600   WisdomTree Emerging Markets Local Debt Fund                                                440
                                                                                                     -------
              Total Exchange-Traded Funds (cost: $6,408)                                               6,354
                                                                                                     -------
              Total Bonds (cost: $33,418)                                                             33,894
                                                                                                     -------

              MONEY MARKET INSTRUMENTS (0.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
    325,799   State Street Institutional Treasury Money Market Fund
                Premier Class, 0.83%(b) (cost: $326)                                                     326
                                                                                                     -------

================================================================================

6  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES     SECURITY                                                                                 (000)
------------------------------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (6.8%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (6.8%)
     69,350   Federated Government Obligations Fund Institutional Class, 0.82%(b)                    $    69
  3,192,408   Goldman Sachs Financial Square Government Fund Institutional Class, 0.86%(b)             3,192
    433,684   Invesco Government & Agency Portfolio Institutional Class, 0.89%(b)                        434
    142,500   Morgan Stanley Institutional Liquidity Funds Government Portfolio
                Institutional Class, 0.84%(b)                                                            143
    799,923   Western Asset Institutional Government Reserves Institutional Class, 0.82%(b)              800
                                                                                                     -------
              Total Short-Term Investments Purchased with Cash Collateral from
                Securities Loaned (cost: $4,638)                                                       4,638
                                                                                                     -------

              TOTAL INVESTMENTS (COST: $69,202)                                                      $72,960
                                                                                                     =======

------------------------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------------
ASSETS                                              LEVEL 1          LEVEL 2          LEVEL 3          TOTAL
------------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Exchange-Traded Funds                             $10,555               $-               $-        $10,555

International Equity Securities:
  Exchange-Traded Funds                               7,210                -                -          7,210
Precious Metals and Commodity-Related Securities:
  Exchange-Traded Funds                               9,829                -                -          9,829
Global Real Estate Equity Securities:
  Exchange-Traded Funds                               6,508                -                -          6,508

Bonds:
  U.S. Treasury Securities                           27,540                -                -         27,540
  Exchange-Traded Funds                               6,354                -                -          6,354

Money Market Instruments:
  Government & U.S. Treasury Money Market Funds         326                -                -            326
Short-Term Investments Purchased with
  Cash Collateral from Securities Loaned              4,638                -                -          4,638
------------------------------------------------------------------------------------------------------------
Total                                               $72,960               $-               $-        $72,960
------------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.3% of net assets at June 30, 2017.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    U.S. TREASURY INFLATION-INDEXED NOTES - Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

================================================================================

8  | USAA REAL RETURN FUND

================================================================================

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

    TIPS   U.S. Treasury Inflation-Protected Securities

o   SPECIFIC NOTES

    (a) The security, or a portion thereof, was out on loan as of June 30, 2017.

    (b) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value
      (including securities on loan of $4,559) (cost of $69,202)                                   $ 72,960
   Cash                                                                                                  25
   Receivables:
      Capital shares sold                                                                                59
      USAA Asset Management Company (Note 7C)                                                            31
      Interest                                                                                          105
      Other                                                                                              11
                                                                                                   --------
           Total assets                                                                              73,191
                                                                                                   --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                                4,638
   Accrued management fees                                                                               28
   Accrued transfer agent's fees                                                                          3
   Other accrued expenses and payables                                                                   61
                                                                                                   --------
           Total liabilities                                                                          4,730
                                                                                                   --------
              Net assets applicable to capital shares outstanding                                  $ 68,461
                                                                                                   ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                                 $111,972
   Accumulated undistributed net investment income                                                      432
   Accumulated net realized loss on investments                                                     (47,701)
   Net unrealized appreciation of investments                                                         3,758
                                                                                                   --------
              Net assets applicable to capital shares outstanding                                  $ 68,461
                                                                                                   ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $23,056/2,282 capital shares outstanding, no par value)           $  10.10
                                                                                                   ========
      Institutional Shares (net assets of $45,405/4,489 capital shares outstanding, no par value)  $  10.11
                                                                                                   ========

See accompanying notes to financial statements.

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                                          $  363
   Interest                                                                                              371
   Securities lending (net)                                                                               20
                                                                                                      ------
       Total income                                                                                      754
                                                                                                      ------
EXPENSES
   Management fees                                                                                       172
   Administration and servicing fees:
      Fund Shares                                                                                         18
      Institutional Shares                                                                                23
   Transfer agent's fees:
      Fund Shares                                                                                         36
      Institutional Shares                                                                                23
   Custody and accounting fees:
      Fund Shares                                                                                         14
      Institutional Shares                                                                                25
   Postage:
      Fund Shares                                                                                          4
   Shareholder reporting fees:
      Fund Shares                                                                                          6
      Institutional Shares                                                                                 1
   Trustees' fees                                                                                         16
   Registration fees:
      Fund Shares                                                                                          9
      Institutional Shares                                                                                12
   Professional fees                                                                                      42
   Other                                                                                                  10
                                                                                                      ------
           Total expenses                                                                                411
   Expenses reimbursed:
      Fund Shares                                                                                        (53)
      Institutional Shares                                                                               (36)
                                                                                                      ------
           Net expenses                                                                                  322
                                                                                                      ------
NET INVESTMENT INCOME                                                                                    432
                                                                                                      ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                                     150
   Change in net unrealized appreciation/(depreciation)                                                1,104
                                                                                                      ------
           Net realized and unrealized gain                                                            1,254
                                                                                                      ------
   Increase in net assets resulting from operations                                                   $1,686
                                                                                                      ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended
December 31, 2016

------------------------------------------------------------------------------------------------------------
                                                                                   6/30/2017      12/31/2016
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                             $   432       $   1,285
   Net realized gain (loss) on investments                                               150         (30,736)
   Net realized loss on foreign currency transactions                                      -             (18)
   Net realized gain on futures transactions                                               -             497
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                      1,104          31,956
      Foreign currency translations                                                        -               4
      Futures contracts                                                                    -               3
                                                                                     -----------------------
      Increase in net assets resulting from operations                                 1,686           2,991
                                                                                     -----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Tax return of capital:
      Fund Shares                                                                          -             (35)
      Institutional Shares                                                                 -            (106)
                                                                                     -----------------------
          Distributions to shareholders                                                    -            (141)
                                                                                     -----------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                                        (2,020)        (45,553)
   Institutional Shares                                                               (1,251)       (232,018)
                                                                                     -----------------------
      Total net decrease in net assets from capital share transactions                (3,271)       (277,571)
                                                                                     -----------------------
   Net decrease in net assets                                                         (1,585)       (274,721)

NET ASSETS
   Beginning of period                                                                70,046         344,767
                                                                                     -----------------------
   End of period                                                                     $68,461       $  70,046
                                                                                     =======================
Accumulated undistributed net investment income:
   End of period                                                                     $   432       $       -
                                                                                     =======================

See accompanying notes to financial statements.

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Real Return Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as nondiversified under the 1940 Act. The Fund's investment objective is to seek a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer, such as a single stock or bond. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because the Fund may be more susceptible to risk associated with a single issuer or economic, political, or regulatory event than a diversified fund.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8.  Options are valued by a pricing service at the National Best Bid/Offer
        (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

    9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

   10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

    Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At December 31, 2016, the Fund had net capital loss carryforwards of $50,384,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                         CAPITAL LOSS CARRYFORWARDS
                       ------------------------------
                               TAX CHARACTER
                       ------------------------------
                       (NO EXPIRATION)      BALANCE
                       ---------------    -----------
                       Short-Term         $ 9,193,000
                       Long-Term           41,191,000
                                          -----------
                         Total            $50,384,000
                                          ===========

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $1,652,000 and $4,560,000, respectively.

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $4,782,000 and $1,024,000, respectively, resulting in net unrealized appreciation of $3,758,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. For the six-month period ended June 30, 2017, the Fund received securities-lending income of $20,000, which is net of the 10% of income retained by Citibank. As of June 30, 2017, the Fund loaned securities having a fair market value of approximately $4,559,000, and the value of the cash collateral received was $4,638,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                                               SIX-MONTH PERIOD ENDED       YEAR ENDED
                                                                   JUNE 30, 2017        DECEMBER 31, 2016
----------------------------------------------------------------------------------------------------------
                                                               SHARES       AMOUNT    SHARES       AMOUNT
                                                               -------------------------------------------
FUND SHARES:
Shares sold                                                      98        $   981       487     $   4,587
Shares issued from reinvested dividends                           -              -         3            34
Shares redeemed                                                (299)        (3,001)   (5,604)      (50,174)
                                                               -------------------------------------------
Net decrease from capital share transactions                   (201)       $(2,020)   (5,114)    $ (45,553)
                                                               ===========================================

INSTITUTIONAL SHARES:
Shares sold                                                     761        $ 7,616     6,997     $  63,612
Shares issued from reinvested dividends                           -              -        11           106
Shares redeemed                                                (885)        (8,867)  (32,497)     (295,736)
                                                               -------------------------------------------
Net decrease from capital share transactions                   (124)       $(1,251)  (25,489)    $(232,018)
                                                               ===========================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2017, the Fund had no subadviser(s).

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets. For the six-month period ended June 30, 2017, the Fund incurred management fees, paid or payable to the Manager, of $172,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $18,000 and $23,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018, to limit the total annual operating expenses of the Fund Shares and the Institutional Shares to 1.00% and 0.90%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2017, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $53,000 and $36,000, respectively, of which $31,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $36,000 and $23,000, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                                 OWNERSHIP %
--------------------------------------------------------------------------------
Target Retirement Income                                                7.6
Target Retirement 2020                                                 13.7
Target Retirement 2030                                                 20.4
Target Retirement 2040                                                 14.6
Target Retirement 2050                                                  9.2
Target Retirement 2060                                                  0.7

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                          JUNE 30,                 YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------
                                           2017         2016          2015        2014       2013       2012
                                        --------------------------------------------------------------------
Net asset value at
  beginning of period                   $  9.87      $  9.14       $  9.99     $ 10.22    $ 10.52    $  9.84
                                        --------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                     .07          .12(a)        .07         .20        .22        .38
  Net realized and
    unrealized gain (loss)                  .16          .62(a)       (.84)       (.17)      (.27)       .71
                                        --------------------------------------------------------------------
Total from investment operations            .23          .74(a)       (.77)        .03       (.05)      1.09
                                        --------------------------------------------------------------------
Less distributions from:
  Net investment income                       -            -          (.08)       (.20)      (.22)      (.32)
  Realized capital gains                      -            -             -        (.06)      (.03)      (.09)
  Tax return of capital                       -         (.01)            -           -          -          -
                                        --------------------------------------------------------------------
Total distributions                           -         (.01)         (.08)       (.26)      (.25)      (.41)
                                        --------------------------------------------------------------------
Net asset value at end of period        $ 10.10      $  9.87       $  9.14     $  9.99    $ 10.22    $ 10.52
                                        ====================================================================
Total return (%)*                          2.33         8.13         (7.75)        .27       (.44)     11.13
Net assets at end of period (000)       $23,056      $24,501       $69,435     $78,826    $77,567    $70,209
Ratios to average net assets:**
  Expenses (%)(c)                          1.00(b)      1.00(e)       1.02         .94(d)     .85        .85
  Expenses, excluding
    reimbursements (%)(c)                  1.45(b)      1.39          1.02         .99       1.22       1.51
  Net investment income (%)                1.18(b)      1.27          1.10        1.84       2.24       3.14
Portfolio turnover (%)                        2          165(f)         35          24         41         24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $23,864,000.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                              -            -             -           -       (.00%)(+)  (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.85% of the Fund Shares' average net assets.
(e) Effective January 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Fund Shares to 1.00% of the Fund Shares' average net assets.
(f) Reflects increased trading activity due to large shareholder redemptions.

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                        PERIOD ENDED
                                          JUNE 30,                       YEAR ENDED DECEMBER 31,
                                        --------------------------------------------------------------------
                                           2017         2016          2015        2014       2013       2012
                                        --------------------------------------------------------------------
Net asset value at
  beginning of period                   $  9.87      $  9.15      $  10.00    $  10.23   $  10.53   $   9.85
                                        --------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                     .06          .08(a)        .10         .22        .25        .32
  Net realized and
    unrealized gain (loss)                  .18          .65(a)       (.85)       (.17)      (.28)       .79
                                        --------------------------------------------------------------------
Total from investment operations            .24          .73(a)       (.75)        .05       (.03)      1.11
                                        --------------------------------------------------------------------
Less distributions from:
  Net investment income                       -            -          (.10)       (.22)      (.24)      (.34)
  Realized capital gains                      -            -             -        (.06)      (.03)      (.09)
  Tax return of capital                       -         (.01)            -           -          -          -
                                        --------------------------------------------------------------------
Total distributions                           -         (.01)         (.10)       (.28)      (.27)      (.43)
                                        --------------------------------------------------------------------
Net asset value at end of period        $ 10.11      $  9.87      $   9.15    $  10.00   $  10.23   $  10.53
                                        ====================================================================
Total return (%)*                          2.43         8.01         (7.56)        .46       (.24)     11.38
Net assets at end of period (000)       $45,405      $45,545      $275,332    $381,975   $334,673   $228,760
Ratios to average net assets:**
  Expenses (%)(b)                           .90(c)       .88(d)        .82         .75(e)     .65        .65
  Expenses, excluding
    reimbursements (%)(b)                  1.06(c)       .95           .82         .80        .81        .81
  Net investment income (%)                1.30(c)       .90          1.33        2.02       2.43       3.58
Portfolio turnover (%)                        2          165(f)         35          24         41         24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $45,534,000.
(a) Calculated using average shares.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                              -            -             -           -       (.00%)(+)  (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Effective January 1, 2016, the Manager voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.90% of the Institutional
    Shares' average net assets.
(e) Prior to May 1, 2014, the Manager had voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.65% of the Institutional Shares'
    average net assets.
(f) Reflects increased trading activity due to large shareholder redemptions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                          BEGINNING               ENDING             DURING PERIOD*
                                        ACCOUNT VALUE         ACCOUNT VALUE        JANUARY 1, 2017 -
                                       JANUARY 1, 2017        JUNE 30, 2017          JUNE 30, 2017
                                       -------------------------------------------------------------
FUND SHARES
Actual                                   $1,000.00              $1,023.30                 $5.02

Hypothetical
  (5% return before expenses)             1,000.00               1,019.84                  5.01

INSTITUTIONAL SHARES
Actual                                    1,000.00               1,024.30                  4.52

Hypothetical
  (5% return before expenses)             1,000.00               1,020.33                  4.51

*Expenses are equal to the annualized expense ratio of 1.00% for Fund Shares and 0.90% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.33% for Fund Shares and 2.43% for Institutional Shares for the six-month period of January 1, 2017, through June 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  31

================================================================================

professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution" was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate--which includes advisory and administrative services and the effects of any fee waivers or reimbursements--was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016, and was lower than the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2016, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall

================================================================================

                                                     ADVISORY AGREEMENT(S) |  33

================================================================================

profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's current advisory expenses are reasonable in relation to the services to be provided by the Manager; and
(v) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      We know what it means to serve.(R)

   =============================================================================
   94423-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA S&P 500 INDEX FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA S&P 500 INDEX FUND
         MEMBER SHARES (USSPX) o REWARD SHARES (USPRX)
         JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

SHAREHOLDER VOTING RESULTS                                                    3

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              46

ADVISORY AGREEMENT(S)                                                        48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA S&P 500 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE S&P 500(R) INDEX. THE S&P 500 INDEX EMPHASIZES STOCKS OF LARGE U.S. COMPANIES.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is, under normal market conditions, to invest at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index. This strategy may be changed upon 60 days' written notice to shareholders.

In seeking to track the performance of the S&P 500 Index, the Fund's sub-adviser, Northern Trust Investments, Inc. (NTI), attempts to allocate the Fund's investments among stocks in approximately the same weightings as the S&P 500 Index, beginning with the stocks that make up the larger portion of the index's value. The Fund is rebalanced as required to reflect index changes and to accommodate Fund cash flows. NTI may exclude or remove any S&P stock from the Fund if NTI believes that the stock is illiquid or has been impaired by financial conditions or other extraordinary events.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                      o TOP 10 EQUITY HOLDINGS - 6/30/17 o
                                (% of Net Assets)

Apple, Inc. ............................................................... 3.5%
Microsoft Corp. ........................................................... 2.5%
Amazon.com, Inc. .......................................................... 1.8%
Facebook, Inc. "A" ........................................................ 1.7%
Johnson & Johnson ......................................................... 1.7%
Exxon Mobil Corp. ......................................................... 1.6%
JPMorgan Chase & Co. ...................................................... 1.5%
Berkshire Hathaway, Inc. "B" .............................................. 1.5%
Alphabet, Inc. "A" ........................................................ 1.3%
Alphabet, Inc. "C" ........................................................ 1.3%

You will find a complete list of securities that the Fund owns on pages 4-24.

                        o SECTOR ALLOCATION* - 6/30/17 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     21.8%
FINANCIALS                                                                 14.3%
HEALTH CARE                                                                14.2%
CONSUMER DISCRETIONARY                                                     12.1%
INDUSTRIALS                                                                10.1%
CONSUMER STAPLES                                                            8.9%
ENERGY                                                                      5.9%
UTILITIES                                                                   3.1%
REAL ESTATE                                                                 2.9%
MATERIALS                                                                   2.8%
TELECOMMUNICATION SERVICES                                                  2.1%

                                   [END CHART]

*Does not include money market instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

2  | USAA S&P 500 INDEX FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                         NUMBER OF SHARES VOTING
----------------------------------------------------------------------------
TRUSTEES                           FOR                     VOTES WITHHELD
----------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  3

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.2%)

             CONSUMER DISCRETIONARY (12.1%)
             ------------------------------
             ADVERTISING (0.1%)
    118,223  Interpublic Group of Companies, Inc.                                                  $   2,909
     70,401  Omnicom Group, Inc.                                                                       5,836
                                                                                                   ---------
                                                                                                       8,745
                                                                                                   ---------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.3%)
     83,665  Coach, Inc.                                                                               3,961
    109,931  Hanesbrands, Inc.                                                                         2,546
     46,072  Michael Kors Holdings Ltd.*                                                               1,670
     23,101  PVH Corp.                                                                                 2,645
     17,014  Ralph Lauren Corp.                                                                        1,256
     54,473  Under Armour, Inc. "A"*                                                                   1,185
     55,116  Under Armour, Inc. "C"*                                                                   1,111
     96,985  V.F. Corp.                                                                                5,586
                                                                                                   ---------
                                                                                                      19,960
                                                                                                   ---------
             APPAREL RETAIL (0.4%)
     39,699  Foot Locker, Inc.                                                                         1,956
     66,401  Gap, Inc.                                                                                 1,460
     72,141  L Brands, Inc.                                                                            3,888
    116,890  Ross Stores, Inc.                                                                         6,748
    193,401  TJX Companies, Inc.                                                                      13,958
                                                                                                   ---------
                                                                                                      28,010
                                                                                                   ---------
             AUTO PARTS & EQUIPMENT (0.2%)
     59,700  BorgWarner, Inc.                                                                          2,529
     80,788  Delphi Automotive plc                                                                     7,081
                                                                                                   ---------
                                                                                                       9,610
                                                                                                   ---------
             AUTOMOBILE MANUFACTURERS (0.4%)
  1,171,862  Ford Motor Co.                                                                           13,113
    412,811  General Motors Co.                                                                       14,420
                                                                                                   ---------
                                                                                                      27,533
                                                                                                   ---------
             AUTOMOTIVE RETAIL (0.3%)
     22,114  Advance Auto Parts, Inc.                                                                  2,578
     19,982  AutoNation, Inc.*                                                                           842
      8,379  AutoZone, Inc.*                                                                           4,780

================================================================================

4  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
     56,137  CarMax, Inc.*                                                                         $   3,540
     27,506  O'Reilly Automotive, Inc.*                                                                6,017
                                                                                                   ---------
                                                                                                      17,757
                                                                                                   ---------
             BROADCASTING (0.2%)
    111,323  CBS Corp. "B"                                                                             7,100
     46,099  Discovery Communications, Inc. "A"*                                                       1,191
     64,346  Discovery Communications, Inc. "C"*                                                       1,622
     28,494  Scripps Networks Interactive, Inc. "A"                                                    1,947
                                                                                                   ---------
                                                                                                      11,860
                                                                                                   ---------
             CABLE & SATELLITE (1.3%)
     64,877  Charter Communications, Inc. "A"*                                                        21,854
  1,420,998  Comcast Corp. "A"                                                                        55,305
     67,820  DISH Network Corp. "A"*                                                                   4,256
                                                                                                   ---------
                                                                                                      81,415
                                                                                                   ---------
             CASINOS & GAMING (0.1%)
     24,072  Wynn Resorts Ltd.                                                                         3,229
                                                                                                   ---------
             COMPUTER & ELECTRONIC RETAIL (0.1%)
     79,271  Best Buy Co., Inc.                                                                        4,545
                                                                                                   ---------
             CONSUMER ELECTRONICS (0.0%)
     34,937  Garmin Ltd.                                                                               1,783
                                                                                                   ---------
             DEPARTMENT STORES (0.1%)
     49,970  Kohl's Corp.                                                                              1,932
     91,376  Macy's, Inc.                                                                              2,124
     34,079  Nordstrom, Inc.                                                                           1,630
                                                                                                   ---------
                                                                                                       5,686
                                                                                                   ---------
             DISTRIBUTORS (0.1%)
     44,712  Genuine Parts Co.                                                                         4,147
     92,131  LKQ Corp.*                                                                                3,036
                                                                                                   ---------
                                                                                                       7,183
                                                                                                   ---------
             FOOTWEAR (0.4%)
    397,657  NIKE, Inc. "B"                                                                           23,462
                                                                                                   ---------
             GENERAL MERCHANDISE STORES (0.3%)
     75,161  Dollar General Corp.                                                                      5,418
     71,060  Dollar Tree, Inc.*                                                                        4,969
    165,155  Target Corp.                                                                              8,636
                                                                                                   ---------
                                                                                                      19,023
                                                                                                   ---------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             HOME FURNISHINGS (0.1%)
     39,706  Leggett & Platt, Inc.                                                                 $   2,086
     18,951  Mohawk Industries, Inc.*                                                                  4,580
                                                                                                   ---------
                                                                                                       6,666
                                                                                                   ---------
             HOME IMPROVEMENT RETAIL (1.2%)
    358,806  Home Depot, Inc.                                                                         55,041
    257,635  Lowe's Companies, Inc.                                                                   19,974
                                                                                                   ---------
                                                                                                      75,015
                                                                                                   ---------
             HOMEBUILDING (0.1%)
    102,002  D.R. Horton, Inc.                                                                         3,526
     60,978  Lennar Corp. "A"                                                                          3,251
     85,851  PulteGroup, Inc.                                                                          2,106
                                                                                                   ---------
                                                                                                       8,883
                                                                                                   ---------
             HOMEFURNISHING RETAIL (0.0%)
     44,606  Bed Bath & Beyond, Inc.                                                                   1,356
                                                                                                   ---------
             HOTELS, RESORTS & CRUISE LINES (0.5%)
    125,235  Carnival Corp.                                                                            8,212
     61,565  Hilton Worldwide Holdings, Inc.                                                           3,808
     93,326  Marriott International, Inc. "A"                                                          9,361
     50,345  Royal Caribbean Cruises Ltd.                                                              5,499
     31,537  Wyndham Worldwide Corp.                                                                   3,167
                                                                                                   ---------
                                                                                                      30,047
                                                                                                   ---------
             HOUSEHOLD APPLIANCES (0.1%)
     22,303  Whirlpool Corp.                                                                           4,274
                                                                                                   ---------
             HOUSEWARES & SPECIALTIES (0.1%)
    144,988  Newell Brands, Inc.                                                                       7,774
                                                                                                   ---------
             INTERNET & DIRECT MARKETING RETAIL (2.7%)
    119,088  Amazon.com, Inc.*                                                                       115,277
     36,323  Expedia, Inc.                                                                             5,410
    129,208  Netflix, Inc.*                                                                           19,305
     14,769  Priceline Group, Inc.*                                                                   27,626
     33,303  TripAdvisor, Inc.*                                                                        1,272
                                                                                                   ---------
                                                                                                     168,890
                                                                                                   ---------
             LEISURE PRODUCTS (0.1%)
     33,463  Hasbro, Inc.                                                                              3,731
    102,301  Mattel, Inc.                                                                              2,203
                                                                                                   ---------
                                                                                                       5,934
                                                                                                   ---------
             MOTORCYCLE MANUFACTURERS (0.1%)
     53,190  Harley-Davidson, Inc.                                                                     2,873
                                                                                                   ---------

================================================================================

6  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             MOVIES & ENTERTAINMENT (1.4%)
    232,511  Time Warner, Inc.                                                                     $  23,347
    315,178  Twenty-First Century Fox, Inc. "A"                                                        8,932
    146,184  Twenty-First Century Fox, Inc. "B"                                                        4,074
    104,510  Viacom, Inc. "B"                                                                          3,508
    436,842  Walt Disney Co.                                                                          46,415
                                                                                                   ---------
                                                                                                      86,276
                                                                                                   ---------
             PUBLISHING (0.0%)
    113,042  News Corp. "A"                                                                            1,549
     36,078  News Corp. "B"                                                                              510
                                                                                                   ---------
                                                                                                       2,059
                                                                                                   ---------
             RESTAURANTS (1.2%)
      8,584  Chipotle Mexican Grill, Inc.*                                                             3,572
     37,556  Darden Restaurants, Inc.                                                                  3,397
    244,597  McDonald's Corp.                                                                         37,462
    434,690  Starbucks Corp.                                                                          25,347
     99,309  Yum! Brands, Inc.                                                                         7,325
                                                                                                   ---------
                                                                                                      77,103
                                                                                                   ---------
             SPECIALIZED CONSUMER SERVICES (0.0%)
     62,308  H&R Block, Inc.                                                                           1,926
                                                                                                   ---------
             SPECIALTY STORES (0.2%)
     21,132  Signet Jewelers Ltd.                                                                      1,336
    193,012  Staples, Inc.                                                                             1,944
     31,981  Tiffany & Co.                                                                             3,002
     39,213  Tractor Supply Co.                                                                        2,126
     17,615  Ulta Beauty, Inc.*                                                                        5,061
                                                                                                   ---------
                                                                                                      13,469
                                                                                                   ---------
             TIRES & RUBBER (0.0%)
     75,615  Goodyear Tire & Rubber Co.                                                                2,643
                                                                                                   ---------
             Total Consumer Discretionary                                                            764,989
                                                                                                   ---------
             CONSUMER STAPLES (8.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
    171,950  Archer-Daniels-Midland Co.                                                                7,115
                                                                                                   ---------
             BREWERS (0.1%)
     55,439  Molson Coors Brewing Co. "B"                                                              4,787
                                                                                                   ---------
             DISTILLERS & VINTNERS (0.2%)
     53,181  Brown-Forman Corp. "B"                                                                    2,585
     51,295  Constellation Brands, Inc. "A"                                                            9,937
                                                                                                   ---------
                                                                                                      12,522
                                                                                                   ---------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             DRUG RETAIL (0.7%)
    305,990  CVS Health Corp.                                                                      $  24,620
    256,059  Walgreens Boots Alliance, Inc.                                                           20,052
                                                                                                   ---------
                                                                                                      44,672
                                                                                                   ---------
             FOOD DISTRIBUTORS (0.1%)
    147,348  Sysco Corp.                                                                               7,416
                                                                                                   ---------
             FOOD RETAIL (0.2%)
    274,094  Kroger Co.                                                                                6,392
     95,821  Whole Foods Market, Inc.                                                                  4,035
                                                                                                   ---------
                                                                                                      10,427
                                                                                                   ---------
             HOUSEHOLD PRODUCTS (1.7%)
     74,530  Church & Dwight Co., Inc.                                                                 3,866
     38,675  Clorox Co.                                                                                5,153
    264,919  Colgate-Palmolive Co.                                                                    19,638
    106,752  Kimberly-Clark Corp.                                                                     13,783
    767,409  Procter & Gamble Co.(f)                                                                  66,880
                                                                                                   ---------
                                                                                                     109,320
                                                                                                   ---------
             HYPERMARKETS & SUPER CENTERS (0.9%)
    131,745  Costco Wholesale Corp.                                                                   21,070
    443,442  Wal-Mart Stores, Inc.(f)                                                                 33,560
                                                                                                   ---------
                                                                                                      54,630
                                                                                                   ---------
             PACKAGED FOOD & MEAT (1.2%)
     58,220  Campbell Soup Co.                                                                         3,036
    121,269  ConAgra Brands, Inc.                                                                      4,336
    172,408  General Mills, Inc.                                                                       9,551
     41,866  Hershey Co.                                                                               4,495
     81,225  Hormel Foods Corp.                                                                        2,771
     34,967  J.M. Smucker Co.                                                                          4,138
     76,069  Kellogg Co.                                                                               5,284
    179,078  Kraft Heinz Co.                                                                          15,336
     34,015  McCormick & Co., Inc.                                                                     3,317
    455,628  Mondelez International, Inc. "A"                                                         19,678
     85,815  Tyson Foods, Inc. "A"                                                                     5,375
                                                                                                   ---------
                                                                                                      77,317
                                                                                                   ---------
             PERSONAL PRODUCTS (0.1%)
    140,614  Coty, Inc. "A"                                                                            2,638
     66,912  Estee Lauder Companies, Inc. "A"                                                          6,422
                                                                                                   ---------
                                                                                                       9,060
                                                                                                   ---------
             SOFT DRINKS (1.8%)
  1,155,137  Coca-Cola Co.                                                                            51,808
     54,712  Dr Pepper Snapple Group, Inc.                                                             4,985

================================================================================

8  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    120,746  Monster Beverage Corp.*                                                               $   5,999
    428,490  PepsiCo, Inc.                                                                            49,486
                                                                                                   ---------
                                                                                                     112,278
                                                                                                   ---------
             TOBACCO (1.8%)
    579,514  Altria Group, Inc.                                                                       43,156
    466,502  Philip Morris International, Inc.                                                        54,791
    248,318  Reynolds American, Inc.                                                                  16,151
                                                                                                   ---------
                                                                                                     114,098
                                                                                                   ---------
             Total Consumer Staples                                                                  563,642
                                                                                                   ---------
             ENERGY (5.9%)
             -------------
             INTEGRATED OIL & GAS (2.8%)
    569,287  Chevron Corp.                                                                            59,394
  1,272,462  Exxon Mobil Corp.                                                                       102,726
    229,553  Occidental Petroleum Corp.                                                               13,743
                                                                                                   ---------
                                                                                                     175,863
                                                                                                   ---------
             OIL & GAS DRILLING (0.0%)
     32,537  Helmerich & Payne, Inc.                                                                   1,768
    117,827  Transocean Ltd.*                                                                            970
                                                                                                   ---------
                                                                                                       2,738
                                                                                                   ---------
             OIL & GAS EQUIPMENT & SERVICES (0.8%)
    127,664  Baker Hughes, Inc.                                                                        6,959
    260,142  Halliburton Co.                                                                          11,111
    113,362  National Oilwell Varco, Inc.                                                              3,734
    417,026  Schlumberger Ltd.                                                                        27,457
    139,799  TechnipFMC plc*                                                                           3,802
                                                                                                   ---------
                                                                                                      53,063
                                                                                                   ---------
             OIL & GAS EXPLORATION & PRODUCTION (1.4%)
    168,144  Anadarko Petroleum Corp.                                                                  7,623
    114,227  Apache Corp.                                                                              5,475
    138,195  Cabot Oil & Gas Corp.                                                                     3,466
    226,336  Chesapeake Energy Corp.*                                                                  1,125
     28,542  Cimarex Energy Co.                                                                        2,683
     44,417  Concho Resources, Inc.*                                                                   5,398
    370,955  ConocoPhillips                                                                           16,307
    157,590  Devon Energy Corp.                                                                        5,038
    173,156  EOG Resources, Inc.                                                                      15,674
     51,957  EQT Corp.                                                                                 3,044
     81,210  Hess Corp.                                                                                3,563
    254,825  Marathon Oil Corp.                                                                        3,020
     48,302  Murphy Oil Corp.                                                                          1,238

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
     59,982  Newfield Exploration Co.*                                                             $   1,707
    136,647  Noble Energy, Inc.                                                                        3,867
     51,032  Pioneer Natural Resources Co.                                                             8,144
     55,626  Range Resources Corp.                                                                     1,289
                                                                                                   ---------
                                                                                                      88,661
                                                                                                   ---------
             OIL & GAS REFINING & MARKETING (0.5%)
    156,463  Marathon Petroleum Corp.                                                                  8,188
    131,238  Phillips 66                                                                              10,852
     45,348  Tesoro Corp.                                                                              4,244
    133,836  Valero Energy Corp.                                                                       9,029
                                                                                                   ---------
                                                                                                      32,313
                                                                                                   ---------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
    577,219  Kinder Morgan, Inc.                                                                      11,060
     63,217  ONEOK, Inc.                                                                               5,947
    247,728  Williams Companies, Inc.                                                                  7,501
                                                                                                   ---------
                                                                                                      24,508
                                                                                                   ---------
             Total Energy                                                                            377,146
                                                                                                   ---------
             FINANCIALS (14.3%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     17,041  Affiliated Managers Group, Inc.                                                           2,826
     45,475  Ameriprise Financial, Inc.                                                                5,789
    311,581  Bank of New York Mellon Corp.                                                            15,897
     36,316  BlackRock, Inc.                                                                          15,340
    103,176  Franklin Resources, Inc.                                                                  4,621
    120,742  Invesco Ltd.                                                                              4,249
     63,759  Northern Trust Corp.(c)                                                                   6,198
    106,358  State Street Corp.                                                                        9,543
     71,847  T. Rowe Price Group, Inc.                                                                 5,332
                                                                                                   ---------
                                                                                                      69,795
                                                                                                   ---------
             CONSUMER FINANCE (0.7%)
    225,687  American Express Co.                                                                     19,012
    144,444  Capital One Financial Corp.                                                              11,934
    114,186  Discover Financial Services                                                               7,101
     85,746  Navient Corp.                                                                             1,428
    231,332  Synchrony Financial                                                                       6,898
                                                                                                   ---------
                                                                                                      46,373
                                                                                                   ---------
             DIVERSIFIED BANKS (5.1%)
  2,987,313  Bank of America Corp.(f)                                                                 72,472
    826,384  Citigroup, Inc.                                                                          55,269
  1,066,209  JPMorgan Chase & Co.(f)                                                                  97,451

================================================================================

10  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    475,387  U.S. Bancorp                                                                          $  24,682
  1,349,990  Wells Fargo & Co.                                                                        74,803
                                                                                                   ---------
                                                                                                     324,677
                                                                                                   ---------
             FINANCIAL EXCHANGES & DATA (0.7%)
     27,328  CBOE Holdings, Inc.                                                                       2,498
    102,001  CME Group, Inc.                                                                          12,775
    177,603  Intercontinental Exchange, Inc.                                                          11,707
     50,018  Moody's Corp.                                                                             6,086
     34,645  Nasdaq, Inc.                                                                              2,477
     77,529  S&P Global, Inc.                                                                         11,318
                                                                                                   ---------
                                                                                                      46,861
                                                                                                   ---------
             INSURANCE BROKERS (0.5%)
     78,680  Aon plc                                                                                  10,461
     53,380  Arthur J. Gallagher & Co.                                                                 3,056
    154,347  Marsh & McLennan Companies, Inc.                                                         12,033
     38,206  Willis Towers Watson plc                                                                  5,557
                                                                                                   ---------
                                                                                                      31,107
                                                                                                   ---------
             INVESTMENT BANKING & BROKERAGE (1.0%)
    364,778  Charles Schwab Corp.                                                                     15,671
     81,826  E*TRADE Financial Corp.*                                                                  3,112
    109,980  Goldman Sachs Group, Inc.                                                                24,404
    428,362  Morgan Stanley                                                                           19,088
     38,429  Raymond James Financial, Inc.                                                             3,083
                                                                                                   ---------
                                                                                                      65,358
                                                                                                   ---------
             LIFE & HEALTH INSURANCE (0.9%)
    119,079  Aflac, Inc.                                                                               9,250
     67,611  Lincoln National Corp.                                                                    4,569
    324,411  MetLife, Inc.                                                                            17,823
     80,459  Principal Financial Group, Inc.                                                           5,155
    128,252  Prudential Financial, Inc.                                                               13,869
     33,091  Torchmark Corp.                                                                           2,532
     68,556  Unum Group                                                                                3,197
                                                                                                   ---------
                                                                                                      56,395
                                                                                                   ---------
             MULTI-LINE INSURANCE (0.4%)
    264,022  American International Group, Inc.                                                       16,507
     16,894  Assurant, Inc.                                                                            1,752
    110,392  Hartford Financial Services Group, Inc.                                                   5,803
     82,778  Loews Corp.                                                                               3,875
                                                                                                   ---------
                                                                                                      27,937
                                                                                                   ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             MULTI-SECTOR HOLDINGS (1.6%)
    570,116  Berkshire Hathaway, Inc. "B"*                                                         $  96,560
     97,885  Leucadia National Corp.                                                                   2,561
                                                                                                   ---------
                                                                                                      99,121
                                                                                                   ---------
             PROPERTY & CASUALTY INSURANCE (0.9%)
    109,561  Allstate Corp.                                                                            9,690
    139,854  Chubb Ltd.                                                                               20,332
     44,685  Cincinnati Financial Corp.                                                                3,237
    174,479  Progressive Corp.                                                                         7,693
     83,999  Travelers Companies, Inc.                                                                10,628
     79,467  XL Group Ltd.                                                                             3,481
                                                                                                   ---------
                                                                                                      55,061
                                                                                                   ---------
             REGIONAL BANKS (1.3%)
    243,019  BB&T Corp.                                                                               11,035
    152,621  Citizens Financial Group, Inc.                                                            5,446
     52,823  Comerica, Inc.                                                                            3,869
    225,410  Fifth Third Bancorp                                                                       5,852
    326,437  Huntington Bancshares, Inc.                                                               4,413
    330,652  KeyCorp                                                                                   6,196
     46,332  M&T Bank Corp.                                                                            7,503
    103,111  People's United Financial, Inc.                                                           1,821
    144,907  PNC Financial Services Group, Inc.                                                       18,095
    361,921  Regions Financial Corp.                                                                   5,299
    145,809  SunTrust Banks, Inc.                                                                      8,270
     60,448  Zions Bancorp                                                                             2,654
                                                                                                   ---------
                                                                                                      80,453
                                                                                                   ---------
             REINSURANCE (0.1%)
     12,372  Everest Re Group Ltd.                                                                     3,150
                                                                                                   ---------
             Total Financials                                                                        906,288
                                                                                                   ---------
             HEALTH CARE (14.2%)
             -------------------
             BIOTECHNOLOGY (2.9%)
    477,056  AbbVie, Inc.                                                                             34,591
     67,470  Alexion Pharmaceuticals, Inc.*                                                            8,209
    221,071  Amgen, Inc.                                                                              38,075
     64,176  Biogen, Inc.*                                                                            17,415
    234,601  Celgene Corp.*                                                                           30,468
    392,382  Gilead Sciences, Inc.(f)                                                                 27,773
     50,785  Incyte Corp.*                                                                             6,395
     22,825  Regeneron Pharmaceuticals, Inc.*                                                         11,210
     74,572  Vertex Pharmaceuticals, Inc.*                                                             9,610
                                                                                                   ---------
                                                                                                     183,746
                                                                                                   ---------

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             HEALTH CARE DISTRIBUTORS (0.4%)
     49,574  AmerisourceBergen Corp.                                                               $   4,686
     94,683  Cardinal Health, Inc.                                                                     7,378
     23,774  Henry Schein, Inc.*                                                                       4,351
     63,150  McKesson Corp.                                                                           10,391
     24,584  Patterson Companies, Inc.                                                                 1,154
                                                                                                   ---------
                                                                                                      27,960
                                                                                                   ---------
             HEALTH CARE EQUIPMENT (2.6%)
    521,496  Abbott Laboratories                                                                      25,350
    146,267  Baxter International, Inc.                                                                8,855
     68,371  Becton, Dickinson & Co.                                                                  13,340
    409,701  Boston Scientific Corp.*                                                                 11,357
     21,619  C.R. Bard, Inc.                                                                           6,834
    183,074  Danaher Corp.                                                                            15,450
     62,890  Edwards Lifesciences Corp.*                                                               7,436
     84,126  Hologic, Inc.*                                                                            3,818
     26,405  IDEXX Laboratories, Inc.*                                                                 4,262
     11,024  Intuitive Surgical, Inc.*                                                                10,311
    411,090  Medtronic plc                                                                            36,484
     92,695  Stryker Corp.                                                                            12,864
     28,080  Varian Medical Systems, Inc.*                                                             2,898
     60,357  Zimmer Biomet Holdings, Inc.                                                              7,750
                                                                                                   ---------
                                                                                                     167,009
                                                                                                   ---------
             HEALTH CARE FACILITIES (0.2%)
     85,477  HCA Healthcare, Inc.*                                                                     7,453
     26,889  Universal Health Services, Inc. "B"                                                       3,283
                                                                                                   ---------
                                                                                                      10,736
                                                                                                   ---------
             HEALTH CARE SERVICES (0.4%)
     46,677  DaVita, Inc.*                                                                             3,023
     34,915  Envision Healthcare Corp.*                                                                2,188
    178,349  Express Scripts Holding Co.*                                                             11,386
     30,646  Laboratory Corp. of America Holdings*                                                     4,723
     41,461  Quest Diagnostics, Inc.                                                                   4,609
                                                                                                   ---------
                                                                                                      25,929
                                                                                                   ---------
             HEALTH CARE SUPPLIES (0.2%)
     22,747  Align Technology, Inc.*                                                                   3,415
     14,790  Cooper Companies, Inc.                                                                    3,541
     69,192  Dentsply Sirona, Inc.                                                                     4,486
                                                                                                   ---------
                                                                                                      11,442
                                                                                                   ---------
             HEALTH CARE TECHNOLOGY (0.1%)
     88,089  Cerner Corp.*                                                                             5,855
                                                                                                   ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.7%)
     96,621  Agilent Technologies, Inc.                                                            $   5,731
     43,878  Illumina, Inc.*                                                                           7,614
      7,756  Mettler-Toledo International, Inc.*                                                       4,565
     33,069  PerkinElmer, Inc.                                                                         2,253
    117,241  Thermo Fisher Scientific, Inc.                                                           20,455
     23,924  Waters Corp.*                                                                             4,398
                                                                                                   ---------
                                                                                                      45,016
                                                                                                   ---------
             MANAGED HEALTH CARE (1.7%)
     99,584  Aetna, Inc.                                                                              15,120
     79,345  Anthem, Inc.                                                                             14,927
     51,895  Centene Corp.*                                                                            4,145
     76,604  Cigna Corp.                                                                              12,823
     43,436  Humana, Inc.                                                                             10,452
    289,393  UnitedHealth Group, Inc.                                                                 53,659
                                                                                                   ---------
                                                                                                     111,126
                                                                                                   ---------
             PHARMACEUTICALS (5.0%)
    100,626  Allergan plc                                                                             24,461
    494,709  Bristol-Myers Squibb Co.                                                                 27,565
    291,446  Eli Lilly & Co.                                                                          23,986
    808,657  Johnson & Johnson(f)                                                                    106,977
     29,265  Mallinckrodt plc*                                                                         1,311
    821,122  Merck & Co., Inc.(f)                                                                     52,626
    138,302  Mylan N.V.*                                                                               5,369
     43,149  Perrigo Co. plc                                                                           3,259
  1,792,376  Pfizer, Inc.(f)                                                                          60,206
    147,661  Zoetis, Inc.                                                                              9,211
                                                                                                   ---------
                                                                                                     314,971
                                                                                                   ---------
             Total Health Care                                                                       903,790
                                                                                                   ---------
             INDUSTRIALS (10.1%)
             -------------------
             AEROSPACE & DEFENSE (2.3%)
    132,885  Arconic, Inc.                                                                             3,010
    168,535  Boeing Co.                                                                               33,328
     84,899  General Dynamics Corp.                                                                   16,818
     23,456  L3 Technologies, Inc.                                                                     3,919
     74,588  Lockheed Martin Corp.                                                                    20,706
     52,406  Northrop Grumman Corp.                                                                   13,453
     87,273  Raytheon Co.                                                                             14,093
     48,720  Rockwell Collins, Inc.                                                                    5,119
     80,890  Textron, Inc.                                                                             3,810
     14,632  TransDigm Group, Inc.                                                                     3,934

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    223,786  United Technologies Corp.                                                             $  27,327
                                                                                                   ---------
                                                                                                     145,517
                                                                                                   ---------
             AGRICULTURE & FARM MACHINERY (0.2%)
     88,776  Deere & Co.                                                                              10,972
                                                                                                   ---------
             AIR FREIGHT & LOGISTICS (0.7%)
     42,381  C.H. Robinson Worldwide, Inc.                                                             2,911
     53,991  Expeditors International of Washington, Inc.                                              3,049
     73,596  FedEx Corp.                                                                              15,995
    206,918  United Parcel Service, Inc. "B"                                                          22,883
                                                                                                   ---------
                                                                                                      44,838
                                                                                                   ---------
             AIRLINES (0.6%)
     37,046  Alaska Air Group, Inc.                                                                    3,325
    147,907  American Airlines Group, Inc.                                                             7,443
    221,334  Delta Air Lines, Inc.                                                                    11,895
    181,339  Southwest Airlines Co.                                                                   11,268
     84,568  United Continental Holdings, Inc.*                                                        6,364
                                                                                                   ---------
                                                                                                      40,295
                                                                                                   ---------
             BUILDING PRODUCTS (0.3%)
     28,345  Allegion plc                                                                              2,300
     46,356  Fortune Brands Home & Security, Inc.                                                      3,024
    281,762  Johnson Controls International plc                                                       12,217
     96,076  Masco Corp.                                                                               3,671
                                                                                                   ---------
                                                                                                      21,212
                                                                                                   ---------
             CONSTRUCTION & ENGINEERING (0.1%)
     42,100  Fluor Corp.                                                                               1,927
     36,062  Jacobs Engineering Group, Inc.                                                            1,961
     45,493  Quanta Services, Inc.*                                                                    1,498
                                                                                                   ---------
                                                                                                       5,386
                                                                                                   ---------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.5%)
    177,036  Caterpillar, Inc.                                                                        19,024
     46,427  Cummins, Inc.                                                                             7,531
    105,462  PACCAR, Inc.                                                                              6,965
                                                                                                   ---------
                                                                                                      33,520
                                                                                                   ---------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
     25,844  Cintas Corp.                                                                              3,257
                                                                                                   ---------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     13,142  Acuity Brands, Inc.                                                                       2,671
     69,319  AMETEK, Inc.                                                                              4,199
    133,897  Eaton Corp. plc                                                                          10,421
    193,597  Emerson Electric Co.                                                                     11,542

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
     38,589  Rockwell Automation, Inc.                                                             $   6,250
                                                                                                   ---------
                                                                                                      35,083
                                                                                                   ---------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     69,599  Republic Services, Inc.                                                                   4,436
     25,602  Stericycle, Inc.*                                                                         1,954
    121,643  Waste Management, Inc.                                                                    8,922
                                                                                                   ---------
                                                                                                      15,312
                                                                                                   ---------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
     38,778  Robert Half International, Inc.                                                           1,859
                                                                                                   ---------
             INDUSTRIAL CONGLOMERATES (2.3%)
    179,448  3M Co.                                                                                   37,359
  2,614,453  General Electric Co.                                                                     70,617
    228,530  Honeywell International, Inc.                                                            30,461
     30,576  Roper Technologies, Inc.                                                                  7,079
                                                                                                   ---------
                                                                                                     145,516
                                                                                                   ---------
             INDUSTRIAL MACHINERY (0.8%)
     46,723  Dover Corp.                                                                               3,748
     38,658  Flowserve Corp.                                                                           1,795
     90,446  Fortive Corp.                                                                             5,730
     92,944  Illinois Tool Works, Inc.                                                                13,314
     76,766  Ingersoll-Rand plc                                                                        7,016
     40,110  Parker-Hannifin Corp.                                                                     6,410
     50,332  Pentair plc                                                                               3,349
     17,460  Snap-on, Inc.                                                                             2,759
     45,792  Stanley Black & Decker, Inc.                                                              6,444
     53,669  Xylem, Inc.                                                                               2,975
                                                                                                   ---------
                                                                                                      53,540
                                                                                                   ---------
             RAILROADS (0.9%)
    276,219  CSX Corp.                                                                                15,071
     31,738  Kansas City Southern                                                                      3,321
     86,558  Norfolk Southern Corp.                                                                   10,534
    242,509  Union Pacific Corp.                                                                      26,412
                                                                                                   ---------
                                                                                                      55,338
                                                                                                   ---------
             RESEARCH & CONSULTING SERVICES (0.3%)
     35,998  Equifax, Inc.                                                                             4,947
     95,283  IHS Markit Ltd.*                                                                          4,196
    100,682  Nielsen Holdings plc                                                                      3,893
     46,253  Verisk Analytics, Inc.*                                                                   3,902
                                                                                                   ---------
                                                                                                      16,938
                                                                                                   ---------

================================================================================

16  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
     86,971  Fastenal Co.                                                                          $   3,786
     25,104  United Rentals, Inc.*                                                                     2,830
     16,248  W.W. Grainger, Inc.                                                                       2,933
                                                                                                   ---------
                                                                                                       9,549
                                                                                                   ---------
             TRUCKING (0.0%)
     26,285  J.B. Hunt Transport Services, Inc.                                                        2,402
                                                                                                   ---------
             Total Industrials                                                                       640,534
                                                                                                   ---------
             INFORMATION TECHNOLOGY (21.8%)
             ------------------------------
             APPLICATION SOFTWARE (1.0%)
    148,166  Adobe Systems, Inc.*                                                                     20,957
     25,832  ANSYS, Inc.*                                                                              3,143
     57,961  Autodesk, Inc.*                                                                           5,844
     45,540  Citrix Systems, Inc.*                                                                     3,624
     72,919  Intuit, Inc.                                                                              9,684
    201,038  salesforce.com, Inc.*                                                                    17,410
     45,295  Synopsys, Inc.*                                                                           3,303
                                                                                                   ---------
                                                                                                      63,965
                                                                                                   ---------
             COMMUNICATIONS EQUIPMENT (1.0%)
  1,500,576  Cisco Systems, Inc.                                                                      46,968
     19,307  F5 Networks, Inc.*                                                                        2,453
     36,282  Harris Corp.                                                                              3,958
    114,451  Juniper Networks, Inc.                                                                    3,191
     49,343  Motorola Solutions, Inc.                                                                  4,280
                                                                                                   ---------
                                                                                                      60,850
                                                                                                   ---------
             DATA PROCESSING & OUTSOURCED SERVICES (2.4%)
     16,792  Alliance Data Systems Corp.                                                               4,310
    134,553  Automatic Data Processing, Inc.                                                          13,786
     98,713  Fidelity National Information Services, Inc.                                              8,430
     63,574  Fiserv, Inc.*                                                                             7,778
     45,594  Global Payments, Inc.                                                                     4,118
    281,592  Mastercard, Inc. "A"                                                                     34,200
     95,923  Paychex, Inc.                                                                             5,462
    335,237  PayPal Holdings, Inc.*                                                                   17,992
     49,252  Total System Services, Inc.                                                               2,869
    554,147  Visa, Inc. "A"                                                                           51,968
    143,261  Western Union Co.                                                                         2,729
                                                                                                   ---------
                                                                                                     153,642
                                                                                                   ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.2%)
     92,056  Amphenol Corp. "A"                                                                    $   6,795
    275,304  Corning, Inc.                                                                             8,273
                                                                                                   ---------
                                                                                                      15,068
                                                                                                   ---------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     40,965  FLIR Systems, Inc.                                                                        1,420
                                                                                                   ---------
             ELECTRONIC MANUFACTURING SERVICES (0.1%)
    106,925  TE Connectivity Ltd.                                                                      8,413
                                                                                                   ---------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
    207,667  Activision Blizzard, Inc.                                                                11,955
     93,481  Electronic Arts, Inc.*                                                                    9,883
                                                                                                   ---------
                                                                                                      21,838
                                                                                                   ---------
             INTERNET SOFTWARE & SERVICES (4.5%)
     52,124  Akamai Technologies, Inc.*                                                                2,596
     89,343  Alphabet, Inc. "A"*                                                                      83,061
     89,572  Alphabet, Inc. "C"*                                                                      81,397
    300,605  eBay, Inc.*                                                                              10,497
    709,451  Facebook, Inc. "A"*                                                                     107,113
     26,994  VeriSign, Inc.*                                                                           2,509
                                                                                                   ---------
                                                                                                     287,173
                                                                                                   ---------
             IT CONSULTING & OTHER SERVICES (1.4%)
    186,149  Accenture plc "A"                                                                        23,023
    176,906  Cognizant Technology Solutions Corp. "A"                                                 11,746
     44,165  CSRA, Inc.                                                                                1,402
     85,223  DXC Technology Co.                                                                        6,538
     27,025  Gartner, Inc.*                                                                            3,338
    256,625  International Business Machines Corp.                                                    39,477
                                                                                                   ---------
                                                                                                      85,524
                                                                                                   ---------
             SEMICONDUCTOR EQUIPMENT (0.4%)
    321,368  Applied Materials, Inc.                                                                  13,276
     46,985  KLA-Tencor Corp.                                                                          4,299
     48,308  Lam Research Corp.                                                                        6,832
                                                                                                   ---------
                                                                                                      24,407
                                                                                                   ---------
             SEMICONDUCTORS (3.0%)
    231,599  Advanced Micro Devices, Inc.*                                                             2,890
    110,647  Analog Devices, Inc.                                                                      8,608
    120,397  Broadcom Ltd.                                                                            28,059
  1,414,181  Intel Corp.                                                                              47,715
     68,866  Microchip Technology, Inc.                                                                5,315

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    311,192  Micron Technology, Inc.*                                                              $   9,292
    178,610  NVIDIA Corp.                                                                             25,820
     37,927  Qorvo, Inc.*                                                                              2,402
    443,426  QUALCOMM, Inc.                                                                           24,486
     55,348  Skyworks Solutions, Inc.                                                                  5,311
    298,965  Texas Instruments, Inc.                                                                  22,999
     74,817  Xilinx, Inc.                                                                              4,812
                                                                                                   ---------
                                                                                                     187,709
                                                                                                   ---------
             SYSTEMS SOFTWARE (3.4%)
     93,887  CA, Inc.                                                                                  3,236
  2,317,301  Microsoft Corp.(f)                                                                      159,732
    901,969  Oracle Corp.                                                                             45,225
     53,277  Red Hat, Inc.*                                                                            5,101
    182,292  Symantec Corp.                                                                            5,150
                                                                                                   ---------
                                                                                                     218,444
                                                                                                   ---------
             TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.1%)
  1,564,929  Apple, Inc.(f)                                                                          225,381
    500,768  Hewlett Packard Enterprise Co.                                                            8,308
    502,506  HP, Inc.                                                                                  8,784
     81,320  NetApp, Inc.                                                                              3,257
     88,425  Seagate Technology plc                                                                    3,427
     87,679  Western Digital Corp.                                                                     7,768
     64,577  Xerox Corp.                                                                               1,855
                                                                                                   ---------
                                                                                                     258,780
                                                                                                   ---------
             Total Information Technology                                                          1,387,233
                                                                                                   ---------
             MATERIALS (2.8%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
     99,110  LyondellBasell Industries N.V. "A"                                                        8,364
                                                                                                   ---------
             CONSTRUCTION MATERIALS (0.1%)
     18,847  Martin Marietta Materials, Inc.                                                           4,195
     39,827  Vulcan Materials Co.                                                                      5,045
                                                                                                   ---------
                                                                                                       9,240
                                                                                                   ---------
             COPPER (0.1%)
    399,474  Freeport-McMoRan, Inc.*                                                                   4,798
                                                                                                   ---------
             DIVERSIFIED CHEMICALS (0.7%)
    337,894  Dow Chemical Co.                                                                         21,311
    260,774  E.I. du Pont de Nemours & Co.                                                            21,047
     43,912  Eastman Chemical Co.                                                                      3,688
                                                                                                   ---------
                                                                                                      46,046
                                                                                                   ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     69,462  CF Industries Holdings, Inc.                                                          $   1,942
     40,191  FMC Corp.                                                                                 2,936
    131,661  Monsanto Co.                                                                             15,584
    104,606  Mosaic Co.                                                                                2,388
                                                                                                   ---------
                                                                                                      22,850
                                                                                                   ---------
             GOLD (0.1%)
    159,873  Newmont Mining Corp.                                                                      5,178
                                                                                                   ---------
             INDUSTRIAL GASES (0.3%)
     65,426  Air Products & Chemicals, Inc.                                                            9,360
     85,437  Praxair, Inc.                                                                            11,324
                                                                                                   ---------
                                                                                                      20,684
                                                                                                   ---------
             METAL & GLASS CONTAINERS (0.1%)
    105,224  Ball Corp.                                                                                4,441
                                                                                                   ---------
             PAPER PACKAGING (0.3%)
     26,613  Avery Dennison Corp.                                                                      2,352
    123,809  International Paper Co.                                                                   7,009
     57,815  Sealed Air Corp.                                                                          2,588
     75,595  WestRock Co.                                                                              4,283
                                                                                                   ---------
                                                                                                      16,232
                                                                                                   ---------
             SPECIALTY CHEMICALS (0.5%)
     32,919  Albemarle Corp.                                                                           3,474
     78,208  Ecolab, Inc.                                                                             10,382
     23,604  International Flavors & Fragrances, Inc.                                                  3,187
     77,196  PPG Industries, Inc.                                                                      8,489
     24,374  Sherwin-Williams Co.                                                                      8,554
                                                                                                   ---------
                                                                                                      34,086
                                                                                                   ---------
             STEEL (0.1%)
     95,781  Nucor Corp.                                                                               5,543
                                                                                                   ---------
             Total Materials                                                                         177,462
                                                                                                   ---------
             REAL ESTATE (2.9%)
             ------------------
             REAL ESTATE SERVICES (0.1%)
     90,305  CBRE Group, Inc. "A"*                                                                     3,287
                                                                                                   ---------
             REITs - HEALTH CARE (0.3%)
    140,681  HCP, Inc.                                                                                 4,496
    106,564  Ventas, Inc.                                                                              7,404
    110,430  Welltower, Inc.                                                                           8,266
                                                                                                   ---------
                                                                                                      20,166
                                                                                                   ---------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             REITs - HOTEL & RESORT (0.1%)
    222,563  Host Hotels & Resorts, Inc.                                                           $   4,066
                                                                                                   ---------
             REITs - INDUSTRIAL (0.1%)
    159,009  Prologis, Inc.                                                                            9,324
                                                                                                   ---------
             REITs - OFFICE (0.3%)
     27,516  Alexandria Real Estate Equities, Inc.                                                     3,315
     46,267  Boston Properties, Inc.                                                                   5,692
     30,970  SL Green Realty Corp.                                                                     3,277
     51,748  Vornado Realty Trust                                                                      4,859
                                                                                                   ---------
                                                                                                      17,143
                                                                                                   ---------
             REITs - RESIDENTIAL (0.5%)
     46,832  Apartment Investment & Management Co. "A"                                                 2,012
     41,309  AvalonBay Communities, Inc.                                                               7,938
    110,063  Equity Residential                                                                        7,245
     19,713  Essex Property Trust, Inc.                                                                5,072
     33,952  Mid-America Apartment Communities, Inc.                                                   3,578
     80,437  UDR, Inc.                                                                                 3,135
                                                                                                   ---------
                                                                                                      28,980
                                                                                                   ---------
             REITs - RETAIL (0.5%)
     21,552  Federal Realty Investment Trust                                                           2,724
    175,675  GGP, Inc.                                                                                 4,139
    127,525  Kimco Realty Corp.                                                                        2,340
     34,955  Macerich Co.                                                                              2,029
     83,005  Realty Income Corp.                                                                       4,580
     43,708  Regency Centers Corp.                                                                     2,738
     93,866  Simon Property Group, Inc.                                                               15,184
                                                                                                   ---------
                                                                                                      33,734
                                                                                                   ---------
             REITs - SPECIALIZED (1.0%)
    127,437  American Tower Corp.                                                                     16,863
    110,112  Crown Castle International Corp.                                                         11,031
     47,784  Digital Realty Trust, Inc.                                                                5,397
     23,327  Equinix, Inc.                                                                            10,011
     37,661  Extra Space Storage, Inc.                                                                 2,938
     72,913  Iron Mountain, Inc.                                                                       2,505
     44,861  Public Storage                                                                            9,355
    224,929  Weyerhaeuser Co.                                                                          7,535
                                                                                                   ---------
                                                                                                      65,635
                                                                                                   ---------
             Total Real Estate                                                                       182,335
                                                                                                   ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (2.1%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.1%)
     87,743  Level 3 Communications, Inc.*                                                         $   5,203
                                                                                                   ---------
             INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
  1,846,226  AT&T, Inc.(f)                                                                            69,658
    163,841  CenturyLink, Inc.                                                                         3,912
  1,223,706  Verizon Communications, Inc.(f)                                                          54,651
                                                                                                   ---------
                                                                                                     128,221
                                                                                                   ---------
             Total Telecommunication Services                                                        133,424
                                                                                                   ---------
             UTILITIES (3.1%)
             ----------------
             ELECTRIC UTILITIES (2.0%)
     68,719  Alliant Energy Corp.                                                                      2,761
    147,946  American Electric Power Co., Inc.                                                        10,278
    209,634  Duke Energy Corp.                                                                        17,523
     97,950  Edison International                                                                      7,659
     53,993  Entergy Corp.                                                                             4,145
     95,411  Eversource Energy                                                                         5,792
    278,044  Exelon Corp.                                                                             10,029
    132,652  FirstEnergy Corp.                                                                         3,868
    140,336  NextEra Energy, Inc.                                                                     19,665
    153,777  PG&E Corp.                                                                               10,206
     33,260  Pinnacle West Capital Corp.                                                               2,832
    204,454  PPL Corp.                                                                                 7,904
    299,122  Southern Co.                                                                             14,322
    151,732  Xcel Energy, Inc.                                                                         6,962
                                                                                                   ---------
                                                                                                     123,946
                                                                                                   ---------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
    197,878  AES Corp.                                                                                 2,198
     96,194  NRG Energy, Inc.                                                                          1,657
                                                                                                   ---------
                                                                                                       3,855
                                                                                                   ---------
             MULTI-UTILITIES (1.0%)
     73,046  Ameren Corp.                                                                              3,993
    128,464  CenterPoint Energy, Inc.                                                                  3,517
     83,828  CMS Energy Corp.                                                                          3,877
     91,753  Consolidated Edison, Inc.                                                                 7,416
    188,443  Dominion Energy, Inc.                                                                    14,440
     53,980  DTE Energy Co.                                                                            5,711
     96,543  NiSource, Inc.                                                                            2,448
    152,178  Public Service Enterprise Group, Inc.                                                     6,545
     42,785  SCANA Corp.                                                                               2,867

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
     75,181  Sempra Energy                                                                         $   8,477
     94,962  WEC Energy Group, Inc.                                                                    5,829
                                                                                                   ---------
                                                                                                      65,120
                                                                                                   ---------
             WATER UTILITIES (0.1%)
     53,572  American Water Works Co., Inc.                                                            4,176
                                                                                                   ---------
             Total Utilities                                                                         197,097
                                                                                                   ---------
             Total Common Stock (Cost: $3,121,412)                                                 6,233,940
                                                                                                   ---------

             MONEY MARKET INSTRUMENTS (1.7%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)
             ----------------------------------------------------
 98,169,360  Northern Institutional Funds - Government Assets Portfolio, 0.76%(a),(d)                 98,169
                                                                                                   ---------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (0.2%)
             --------------------------
 $   12,955  0.75%, 8/17/2017(b),(e)                                                                  12,943
                                                                                                  ----------
             Total Government & U.S. Treasury Money Market
               Instruments (Cost: $111,112)                                                          111,112
                                                                                                  ----------

             TOTAL INVESTMENTS (COST: $3,232,524)                                                 $6,345,052
                                                                                                  ==========

------------------------------------------------------------------------------------------------------------
                                                                                                  UNREALIZED
                                                                                               APPRECIATION/
NUMBER OF                                                                EXPIRATION           (DEPRECIATION)
CONTRACTS                                                                   DATE                       (000)
------------------------------------------------------------------------------------------------------------
             FUTURES(g)

             LONG FUTURES

             EQUITY CONTRACTS

        936  E-mini S&P 500 Index Futures                                 9/15/2017                    $(423)
                                                                                                       -----

             TOTAL FUTURES                                                                             $(423)
                                                                                                       =====

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------------

ASSETS                                           LEVEL 1                LEVEL 2        LEVEL 3                   TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $6,233,940                $     -             $-              $6,233,940

Money Market Instruments:
  Government & U.S. Treasury
     Money Market Funds                           98,169                      -              -                  98,169

U.S. Treasury Bills                                    -                 12,943              -                  12,943
----------------------------------------------------------------------------------------------------------------------
Total                                         $6,332,109                $12,943             $-              $6,345,052
----------------------------------------------------------------------------------------------------------------------

LIABILITIES                                      LEVEL 1                LEVEL 2        LEVEL 3                   TOTAL
----------------------------------------------------------------------------------------------------------------------
Futures(1)                                    $     (423)               $     -             $-              $     (423)
----------------------------------------------------------------------------------------------------------------------
Total                                         $     (423)               $     -             $-              $     (423)
----------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through June 30, 2017, there were no significant transfers between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period In which the event or circumstance that caused the transfer occurred.

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

    (b) Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c) Northern Trust Corp. is the parent to Northern Trust Investments, Inc.
        (NTI), which is the subadviser of the Fund.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

    (d) NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds - Government Assets Portfolio.

    (e) Security with a value of $12,943,000 is segregated as collateral for initial margin requirements on open futures contracts.

    (f) Security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2017.

    (g) The contract value of the futures purchased and/or sold as a percentage of net assets is 1.8%.

      * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $3,232,524)                  $6,345,052
   Receivables:
      Capital shares sold                                                                2,460
      USAA Asset Management Company (Note 7D)                                              233
      Dividends and interest                                                             6,274
      Other                                                                                 13
   Variation margin on futures contracts                                                    47
                                                                                    ----------
         Total assets                                                                6,354,079
                                                                                    ----------
LIABILITIES
   Payables:
      Securities purchased                                                               2,649
      Capital shares redeemed                                                            1,421
   Accrued management fees                                                                 524
   Accrued administration and servicing fees                                               314
   Accrued transfer agent's fees                                                            75
   Other accrued expenses and payables                                                     200
                                                                                    ----------
         Total liabilities                                                               5,183
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $6,348,896
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $3,275,079
   Accumulated undistributed net investment income                                       1,656
   Accumulated net realized loss on investments and futures transactions               (39,944)
   Net unrealized appreciation of investments and futures contracts                  3,112,105
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $6,348,896
                                                                                    ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $3,120,595/90,667 capital shares
         outstanding, no par value)                                                 $    34.42
                                                                                    ==========
      Reward Shares (net assets of $3,228,301/93,770 capital shares
         outstanding, no par value)                                                 $    34.43
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                        $ 62,513
   Interest                                                                              338
                                                                                    --------
       Total income                                                                   62,851
                                                                                    --------
EXPENSES
   Management fees                                                                     3,048
   Administration and servicing fees:
       Member Shares                                                                     911
       Reward Shares                                                                     918
   Transfer agent's fees:
       Member Shares                                                                   1,376
       Reward Shares                                                                     126
   Custody and accounting fees:
       Member Shares                                                                      14
       Reward Shares                                                                      14
   Postage:
       Member Shares                                                                     134
       Reward Shares                                                                      17
   Shareholder reporting fees:
       Member Shares                                                                      37
       Reward Shares                                                                       5
   Trustees' fees                                                                         20
   Registration fees:
       Member Shares                                                                      58
       Reward Shares                                                                      92
   Professional fees                                                                     193
   Other                                                                                  85
                                                                                    --------
          Total expenses                                                               7,048
   Expenses reimbursed:
       Member Shares                                                                    (364)
       Reward Shares                                                                    (561)
                                                                                    --------
          Net expenses                                                                 6,123
                                                                                    --------
NET INVESTMENT INCOME                                                                 56,728
                                                                                    --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
       Investments                                                                   (18,023)
       Futures transactions                                                            6,792
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                                   494,245
       Futures contracts                                                                (196)
                                                                                    --------
          Net realized and unrealized gain                                           482,818
                                                                                    --------
   Increase in net assets resulting from operations                                 $539,546
                                                                                    ========

See accompanying notes to financial statements.

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended December 31,
2016

-----------------------------------------------------------------------------------------------
                                                                    6/30/2017        12/31/2016
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                           $   56,728        $  111,174
   Net realized gain(loss) on investments                             (18,023)           17,034
   Net realized gain on futures transactions                            6,792            15,979
   Change in net unrealized appreciation/(depreciation) of:
      Investments                                                     494,245           491,087
      Futures contracts                                                  (196)             (650)
                                                                   ----------------------------
      Increase in net assets resulting from operations                539,546           634,624
                                                                   ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                                   (28,462)          (57,545)
      Reward Shares                                                   (30,639)          (58,395)
                                                                   ----------------------------
          Total distributions of net investment income                (59,101)         (115,940)
                                                                   ----------------------------
   Net realized gains:
      Member Shares                                                         -           (12,619)
      Reward Shares                                                         -           (12,554)
                                                                   ----------------------------
          Total distributions of net realized gains                         -           (25,173)
                                                                   ----------------------------
      Distributions to shareholders                                   (59,101)         (141,113)
                                                                   ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                      (83,205)          (66,615)
   Reward Shares                                                      (21,625)          155,192
                                                                   ----------------------------
      Total net increase (decrease) in net assets from capital
          share transactions                                         (104,830)           88,577
                                                                   ----------------------------
   Net increase in net assets                                         375,615           582,088

NET ASSETS
   Beginning of period                                              5,973,281         5,391,193
                                                                   ----------------------------
   End of period                                                   $6,348,896        $5,973,281
                                                                   ============================
Accumulated undistributed net investment income:
   End of period                                                   $    1,656        $    4,029
                                                                   ============================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA S&P 500 Index Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the S&P 500 Index. The S&P 500 Index emphasizes stocks of large U.S. companies. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments, Inc. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the common stocks of companies composing the S&P 500 Index.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

that relate to both classes. The Reward Shares are currently offered for sale to qualified shareholders, the USAA discretionary managed account program, and a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

        recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

    6.  Repurchase agreements are valued at cost.

    7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

    and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2017*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
    ----------------------------------------------------------------------------------------------------------
                                     STATEMENT OF                             STATEMENT OF
    DERIVATIVES NOT                  ASSETS AND                               ASSETS AND
    ACCOUNTED FOR AS                 LIABILITIES                              LIABILITIES
    HEDGING INSTRUMENTS              LOCATION                 FAIR VALUE      LOCATION              FAIR VALUE
    ----------------------------------------------------------------------------------------------------------
    Equity contracts                 Net unrealized              $-             -                      $423**
                                     appreciation of
                                     investments and
                                     futures contracts
    ----------------------------------------------------------------------------------------------------------

     * For open derivative instruments as of June 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended June 30, 2017.

    ** Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017 (IN THOUSANDS)

                                                                                          CHANGE IN
                                                                                          UNREALIZED
    DERIVATIVES NOT                                                                       APPRECIATION/
    ACCOUNTED FOR AS             STATEMENT OF                REALIZED GAIN (LOSS)         (DEPRECIATION)
    HEDGING INSTRUMENTS          OPERATIONS LOCATION         ON DERIVATIVES               ON DERIVATIVES
    ----------------------------------------------------------------------------------------------------
    Equity contracts             Net realized gain (loss)         $6,792                      $(196)
                                 on Futures transactions /
                                 Change in net unrealized
                                 appreciation/(depreciation)
                                 of Futures contracts
    ----------------------------------------------------------------------------------------------------

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

E. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of $24,000, which represents 8.2% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At December 31, 2016, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $96,929,000 and $212,386,000, respectively.

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $3,201,975,000 and $89,447,000, respectively, resulting in net unrealized appreciation of $3,112,528,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. As of June 30, 2017, the Fund had no securities on loan.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                       SIX-MONTH PERIOD ENDED                YEAR ENDED
                                           JUNE 30, 2017                 DECEMBER 31, 2016
     -----------------------------------------------------------------------------------------
                                       SHARES          AMOUNT         SHARES           AMOUNT
                                      --------------------------------------------------------
    MEMBER SHARES:
    Shares sold                         7,704       $ 257,919         15,060         $ 448,334
    Shares issued from
      reinvested dividends                824          28,079          2,267            69,211
    Shares redeemed                   (10,994)       (369,203)       (19,370)         (584,160)
                                      --------------------------------------------------------
    Net decrease from capital
      share transactions               (2,466)      $ (83,205)        (2,043)        $ (66,615)
                                      ========================================================
    REWARD SHARES:
    Shares sold                         8,986       $ 302,462         13,504         $ 408,077
    Shares issued from
      reinvested dividends                864          29,468          2,234            68,267
    Shares redeemed                   (10,707)       (353,555)       (10,667)         (321,152)
                                      --------------------------------------------------------
    Net increase (decrease) from
      capital share transactions         (857)      $ (21,625)         5,071         $ 155,192
                                      ========================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to a Management Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets.

    The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified.
    The Manager is also responsible for determining the asset allocation for the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended June 30, 2017, the Fund incurred management fees, paid or payable to the Manager, of $3,048,000.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an Investment Subadvisory Agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays NTI a subadvisory fee at an annual rate equal to 0.02% of the Fund's average net assets on amounts up to $1.5 billion; 0.01% of the Fund's average net assets for the next $1.5 billion; and 0.005% of the Fund's average net assets that exceed $3 billion. For the six-month period ended June 30, 2017, the Manager incurred subadvisory fees with respect to the Fund, paid or payable to NTI, of $300,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any money market funds advised by NTI. For the six-month period ended June 30, 2017, NTI remitted $35,000 to the Fund for the Fund's investments in the Northern Institutional Funds - Government Assets Portfolio.

    NTI is a subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2017, the Member Shares and Reward Shares incurred administration and servicing fees, paid or payable to the Manager, of $911,000 and $918,000, respectively.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $78,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

D. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018, to limit the total annual operating expenses of the Member Shares and the Reward Shares to 0.25% and 0.15%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse the Fund for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2017, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward Shares of $364,000 and $561,000, respectively, of which $233,000 was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the Fund. For the six-month period ended June 30, 2017, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $18,000 and $18,000, respectively.

E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended
    June 30, 2017, the Fund incurred transfer agent's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

    fees, paid or payable to SAS for the Member Shares and Reward Shares, of $1,376,000 and $126,000, respectively.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

G. ACCOUNT MAINTENANCE FEE - SAS assesses a $10 annual account maintenance fee to the Member Shares to allocate part of the fixed cost of maintaining shareholder accounts. This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

The Fund's Reward Shares is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
Cornerstone Conservative                                              0.1
Cornerstone Equity                                                    0.3
Target Retirement Income                                              0.1
Target Retirement 2020                                                0.3
Target Retirement 2030                                                0.9
Target Retirement 2040                                                1.3
Target Retirement 2050                                                0.8
Target Retirement 2060                                                0.1

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

(10) FINANCIAL HIGHLIGHTS - MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                               YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                                  2017             2016             2015             2014             2013            2012
                            ----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    31.81       $    29.18       $    29.41       $    26.39       $    20.34      $    18.83
                            ----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .31              .58              .56              .49              .44             .41
  Net realized and
    unrealized gain (loss)        2.61             2.80             (.24)            3.01             6.02            2.54
                            ----------------------------------------------------------------------------------------------
Total from investment
  operations                      2.92             3.38              .32             3.50             6.46            2.95
                            ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.31)            (.61)            (.52)            (.48)            (.41)           (.43)
  Realized capital gains             -             (.14)            (.03)               -                -           (1.01)
                            ----------------------------------------------------------------------------------------------
Total distributions               (.31)            (.75)            (.55)            (.48)            (.41)          (1.44)
                            ----------------------------------------------------------------------------------------------
Net asset value at
  end of period             $    34.42       $    31.81       $    29.18       $    29.41       $    26.39      $    20.34
                            ==============================================================================================
Total return (%)*                 9.20            11.70             1.13            13.38            32.03           15.75
Net assets at end of
  period (000)              $3,120,595       $2,962,450       $2,777,361       $2,761,616       $2,571,828      $2,116,203
Ratios to average
  net assets:**
  Expenses (%)(a)                  .25(b)           .25              .25              .25              .25             .25
  Expenses, excluding
    reimbursements (%)(a)          .27(b)           .28              .28              .28              .30             .32
  Net investment
    income (%)                    1.80(b)          1.95             1.88             1.76             1.85            2.06
Portfolio turnover (%)               2                4                4                3                3               4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S.
    generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $3,079,201,000.
(a) Reflects total annual operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                -                -                -             (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                               YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                                  2017             2016             2015             2014             2013            2012
                            ----------------------------------------------------------------------------------------------
Net asset value at
  beginning of period       $    31.82       $    29.19       $    29.42       $    26.39       $    20.34      $    18.83
                            ----------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income            .32              .60              .59              .51              .45             .43
  Net realized and
    unrealized gain (loss)        2.62             2.81             (.24)            3.03             6.04            2.54
                            ----------------------------------------------------------------------------------------------
Total from investment
  operations                      2.94             3.41              .35             3.54             6.49            2.97
                            ----------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income           (.33)            (.64)            (.55)            (.51)            (.44)           (.45)
  Realized capital gains             -             (.14)            (.03)               -                -           (1.01)
                            ----------------------------------------------------------------------------------------------
Total distributions               (.33)            (.78)            (.58)            (.51)            (.44)          (1.46)
                            ----------------------------------------------------------------------------------------------
Net asset value at
  end of period             $    34.43       $    31.82       $    29.19       $    29.42       $    26.39      $    20.34
                            ==============================================================================================
Total return (%)*                 9.25            11.79             1.23            13.53            32.16           15.86
Net assets at end of
  period (000)              $3,228,301       $3,010,831       $2,613,832       $2,306,656       $1,832,575      $1,173,588
Ratios to average
  net assets:**
  Expenses (%)(a)                  .15(b)           .15              .15              .15              .15             .15
  Expenses, excluding
    reimbursements (%)(a)          .19(b)           .18              .18              .18              .20             .27
  Net investment
    income (%)                    1.90(b)          2.04             1.99             1.86             1.95            2.15
Portfolio turnover (%)               2                4                4                3                3               4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $3,102,983,000.
(a) Reflects total annual operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     -                -                -                -             (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on Member Share accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                           BEGINNING             ENDING              DURING PERIOD*
                                         ACCOUNT VALUE        ACCOUNT VALUE         JANUARY 1, 2017 -
                                        JANUARY 1, 2017       JUNE 30, 2017           JUNE 30, 2017
                                        -------------------------------------------------------------
MEMBER SHARES
Actual                                     $1,000.00             $1,092.00                $1.30

Hypothetical
  (5% return before expenses)               1,000.00              1,023.55                 1.25

REWARD SHARES
Actual                                      1,000.00              1,092.50                 0.78

Hypothetical
  (5% return before expenses)               1,000.00              1,024.05                 0.75

*Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
 Shares and 0.15% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.20% for Member Shares and 9.25% for Reward Shares for the six-month period of January 1, 2017, through June 30, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  47

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Management Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and Northern Trust Investments, Inc. (the Subadviser) with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Management Agreement and the Subadvisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Subadvisory Agreement with respect

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Management Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Management Agreement and Subadvisory Agreement included certain information previously received at such meetings.

MANAGEMENT AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Management Agreement. In approving the Management Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Management Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Management Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  49

================================================================================

oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Management Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Management Agreement. In reviewing the Management Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Management Agreement, the Board evaluated the advisory fees and total expense ratios of each of the Member Shares and Reward Shares classes of the Fund as compared to other open-end investment companies deemed to be comparable to each class of the Fund as determined by the independent third party in its report. The expenses of each class of the Fund were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the class of the Fund based upon certain factors, including fund type, comparability of investment objective and

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services as well as any fee waivers or reimbursements - was below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe for the Member Shares and for the Reward Shares. The Trustees also took into account the Manager's current undertakings to maintain expense limitations for the Fund. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the high level of correlation between the S&P 500 Index and the Fund and the relatively low tracking error between the Fund and the S&P 500 Index, and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Management Agreement, including, among other information, a comparison of the average annual total returns of each class of the Fund with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The performance universe of each class of the Fund consisted of the Fund and all retail and institutional open-end investment companies with the same

================================================================================

                                                     ADVISORY AGREEMENT(S) |  51

================================================================================

classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Fund's Member Shares and Reward Shares was above the average of its performance universe and its Lipper index for the one-, three-, five-and ten-year periods ended December 31, 2016. The Board also noted that the percentile performance ranking of the Fund's Member Shares was in the top 35% of its performance universe for the one-, three-, and five-year periods ended December 31, 2016, was in the top 30% of its performance universe for the ten-year period. The Board also noted that the percentile performance ranking for the Fund's Reward Shares was in the top 25% of its performance universe for the one-year period ended December 31, 2016, was in the top 20% of its performance universe for the three-and five-year periods ended December 31, 2016, and was in the top 15% of its performance universe for the ten-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the level of management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager reimbursed a portion of its management fees to the Fund and also pays the Fund's subadvisory fees. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the fee waivers and expense reimbursements arrangements by the Manager and noted the fact that the Manager pays the subadvisory fee. The Board also considered the effects of each class's growth and size on the class's performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Management Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Management Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability, if any, from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Management Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below. After full consideration of a variety of factors, the Board, including the Independent

================================================================================

                                                     ADVISORY AGREEMENT(S) |  53

================================================================================

Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL - The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board noted that the Subadviser and its affiliates also provide accounting and custody services to the Fund at no additional charge. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees considered, based on the materials provided to them, whether the method of compensating portfolio managers is reasonable and includes mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION - The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager and that the Subadviser had agreed to reimburse the Fund for license fees paid to Standard & Poor's. The Trustees also relied on the ability of the Manager to

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

SUBADVISORY FEES AND FUND PERFORMANCE - The Board compared the subadvisory fees for the Fund with the fees that the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance with respect to each class during the one-, three-, five-, and ten-year periods ended December 31, 2016, as compared to the Fund's peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's experience and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS - The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program;
(iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and
(iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        The Northern Trust Company
ACCOUNTING AGENT                     50 S. LaSalle St.
                                     Chicago, Illinois 60603
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
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   =============================================================================
   28651-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 ============================================================

         SEMIANNUAL REPORT
         USAA TARGET RETIREMENT FUNDS
         JUNE 30, 2017

 ============================================================

                       TARGET RETIREMENT INCOME FUND (URINX)

                       TARGET RETIREMENT 2020 FUND (URTNX)

                       TARGET RETIREMENT 2030 FUND (URTRX)

                       TARGET RETIREMENT 2040 FUND (URFRX)

                       TARGET RETIREMENT 2050 FUND (URFFX)

                       TARGET RETIREMENT 2060 FUND (URSIX)

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUNDS' OBJECTIVE                                                              1

INVESTMENT OVERVIEW                                                           2

SHAREHOLDER VOTING RESULTS                                                    8

FINANCIAL INFORMATION

    Portfolios of Investments                                                 9

    Notes to Portfolios of Investments                                       21

    Financial Statements                                                     22

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              52

ADVISORY AGREEMENT(S)                                                        55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUNDS' OBJECTIVE

EACH USAA TARGET RETIREMENT FUND PROVIDES CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH ITS CURRENT INVESTMENT ALLOCATION.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

Each USAA Target Retirement Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                           FUNDS' OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                        o TARGET RETIREMENT INCOME FUND o

                           ASSET ALLOCATION - 6/30/17

    INVESTMENT                                                ALLOCATION
    --------------------------------------------------------------------
    USAA FUND:
    Emerging Markets ...........................................   1.8%
    Flexible Income ............................................   0.3%
    Global Managed Volatility ..................................   6.3%
    Growth .....................................................   2.7%
    Income Stock ...............................................   0.7%
    International ..............................................   8.0%
    Real Return ................................................   1.6%
    S&P 500 Index ..............................................   2.1%
    Small Cap Stock ............................................   0.8%
    Target Managed Allocation ..................................   5.9%
    Total Return Strategy ......................................   0.1%
    Value ......................................................   2.9%
      TOTAL EQUITY & ALTERNATIVE ...............................  33.2%
    Government Securities ......................................  15.4%
    High Income ................................................   3.8%
    Income .....................................................  17.0%
    Intermediate-Term Bond .....................................   2.3%
    Short-Term Bond ............................................  27.7%
      TOTAL FIXED-INCOME .......................................  66.2%
    Money Market Instruments ...................................   0.5%
      TOTAL MONEY MARKET INSTRUMENTS ...........................   0.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

2  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                           ASSET ALLOCATION - 6/30/17

    INVESTMENT                                                ALLOCATION
    --------------------------------------------------------------------
    USAA FUND:
    Emerging Markets ...........................................   1.1%
    Flexible Income ............................................   0.5%
    Global Managed Volatility ..................................  13.0%
    Growth .....................................................   5.0%
    Income Stock ...............................................   1.3%
    International ..............................................  10.6%
    Real Return ................................................   1.6%
    S&P 500 Index ..............................................   3.1%
    Small Cap Stock ............................................   1.7%
    Target Managed Allocation ..................................   7.9%
    Total Return Strategy ......................................   0.3%
    Value ......................................................   5.5%
      TOTAL EQUITY & ALTERNATIVE ...............................  51.6%
    Government Securities ......................................   7.3%
    High Income ................................................   4.2%
    Income .....................................................  11.1%
    Intermediate-Term Bond .....................................  11.5%
    Short-Term Bond ............................................  14.0%
      TOTAL FIXED-INCOME .......................................  48.1%
    Money Market Instruments ...................................   0.3%
      TOTAL MONEY MARKET INSTRUMENTS ...........................   0.3%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                           ASSET ALLOCATION - 6/30/17

    INVESTMENT                                                ALLOCATION
    --------------------------------------------------------------------
    USAA FUND:
    Emerging Markets ...........................................   1.2%
    Flexible Income ............................................   0.5%
    Global Managed Volatility ..................................  16.3%
    Growth .....................................................   7.8%
    Income Stock ...............................................   2.1%
    International ..............................................  14.3%
    Precious Metals and Minerals ...............................     -*
    Real Return ................................................   1.2%
    S&P 500 Index ..............................................   4.8%
    Small Cap Stock ............................................   2.5%
    Target Managed Allocation ..................................  11.6%
    Total Return Strategy ......................................   0.4%
    Value ......................................................   8.4%
      TOTAL EQUITY & ALTERNATIVE ...............................  71.1%
    Government Securities ......................................   1.9%
    High Income ................................................   3.4%
    Income .....................................................   9.1%
    Intermediate-Term Bond .....................................  11.8%
    Short-Term Bond ............................................   2.4%
      TOTAL FIXED-INCOME .......................................  28.6%
    Money Market Instruments ...................................   0.3%
      TOTAL MONEY MARKET INSTRUMENTS ...........................   0.3%

Percentages are of the net assets of the Fund and may not equal 100%. *Represents less than 0.1%

================================================================================

4  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                           ASSET ALLOCATION - 6/30/17

    INVESTMENT                                                ALLOCATION
    --------------------------------------------------------------------
    USAA FUND:
    Emerging Markets ...........................................   1.8%
    Flexible Income ............................................   0.3%
    Global Managed Volatility ..................................  19.0%
    Growth .....................................................  10.1%
    Income Stock ...............................................   2.7%
    International ..............................................  17.3%
    Precious Metals and Minerals ...............................     -*
    Real Return ................................................   0.7%
    S&P 500 Index ..............................................   6.3%
    Small Cap Stock ............................................   3.2%
    Target Managed Allocation ..................................  12.6%
    Total Return Strategy ......................................   0.3%
    Value ......................................................  10.9%
      TOTAL EQUITY & ALTERNATIVE ...............................  85.2%
    High Income ................................................   2.6%
    Income .....................................................   6.4%
    Intermediate-Term Bond .....................................   5.5%
    Short-Term Bond ............................................   0.1%
      TOTAL FIXED-INCOME .......................................  14.6%
    Money Market Instruments ...................................   0.2%
      TOTAL MONEY MARKET INSTRUMENTS ...........................   0.2%

Percentages are of the net assets of the Fund and may not equal 100%. *Represents less than 0.1%

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                           ASSET ALLOCATION - 6/30/17

    INVESTMENT                                                ALLOCATION
    --------------------------------------------------------------------
    USAA FUND:
    Emerging Markets ...........................................   1.9%
    Flexible Income ............................................   0.1%
    Global Managed Volatility ..................................  20.9%
    Growth .....................................................  10.8%
    Income Stock ...............................................   2.9%
    International ..............................................  18.2%
    Real Return ................................................   0.9%
    S&P 500 Index ..............................................   6.7%
    Small Cap Stock ............................................   3.5%
    Target Managed Allocation ..................................  12.5%
    Total Return Strategy ......................................   0.3%
    Value ......................................................  11.7%
      TOTAL EQUITY & ALTERNATIVE ...............................  90.4%
    High Income Fund ...........................................   1.0%
    Income Fund ................................................   3.5%
    Intermediate-Term Bond .....................................   4.6%
      TOTAL FIXED-INCOME .......................................   9.1%
    Money Market Instruments ...................................   0.4%
      TOTAL MONEY MARKET INSTRUMENTS ...........................   0.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2060 FUND o

                           ASSET ALLOCATION - 6/30/17

    INVESTMENT                                                ALLOCATION
    --------------------------------------------------------------------
    USAA FUND:
    Emerging Markets ...........................................   1.9%
    Flexible Income ............................................   0.2%
    Global Managed Volatility ..................................  20.9%
    Growth .....................................................  10.5%
    Income Stock ...............................................   2.8%
    International ..............................................  18.5%
    Real Return ................................................   0.7%
    S&P 500 Index ..............................................   6.8%
    Small Cap Stock ............................................   3.6%
    Target Managed Allocation ..................................  13.2%
    Total Return Strategy ......................................   0.3%
    Value ......................................................  11.4%
      TOTAL EQUITY & ALTERNATIVE ...............................  90.8%
    High Income ................................................   1.1%
    Income .....................................................   4.2%
    Intermediate-Term Bond .....................................   2.7%
    Short-Term Bond ............................................     -*
      TOTAL FIXED-INCOME .......................................   8.0%
    Money Market Instruments ...................................   1.0%
      TOTAL MONEY MARKET INSTRUMENTS ...........................   1.0%

Percentages are of the net assets of the Fund and may not equal 100%. *Represents less than 0.1%

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                         NUMBER OF SHARES VOTING
--------------------------------------------------------------------------
TRUSTEES                           FOR                    VOTES WITHHELD
--------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
June 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (33.2%)
   335,988    USAA Emerging Markets Fund                                                       $  5,927
   115,087    USAA Flexible Income Fund                                                           1,070
 2,069,600    USAA Global Managed Volatility Fund                                                20,820
   321,206    USAA Growth Fund                                                                    8,942
   122,660    USAA Income Stock Fund                                                              2,383
   847,239    USAA International Fund                                                            26,400
   515,796    USAA Real Return Fund*                                                              5,215
   199,349    USAA S&P 500 Index Fund                                                             6,864
   137,628    USAA Small Cap Stock Fund                                                           2,486
 1,838,872    USAA Target Managed Allocation Fund                                                19,492
    46,508    USAA Total Return Strategy Fund                                                       389
   451,528    USAA Value Fund                                                                     9,681
                                                                                               --------
              Total Equity & Alternative Funds (cost: $87,485)                                  109,669
                                                                                               --------
              FIXED-INCOME FUNDS (66.2%)
 5,187,283    USAA Government Securities Fund                                                    50,887
 1,503,589    USAA High Income Fund                                                              12,345
 4,272,219    USAA Income Fund                                                                   56,094
   720,110    USAA Intermediate-Term Bond Fund                                                    7,669
 9,926,161    USAA Short-Term Bond Fund                                                          91,221
                                                                                               --------
              Total Fixed-Income Funds (cost: $212,178)                                         218,216
                                                                                               --------
              MONEY MARKET INSTRUMENTS (0.5%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)
 1,567,598    State Street Institutional Treasury Money Market Fund Premier Class,
                0.83%(a) (cost: $1,568)                                                           1,568
                                                                                               --------

              TOTAL INVESTMENTS (COST: $301,231)                                               $329,453
                                                                                               ========

================================================================================

                                                  PORTFOLIOS OF INVESTMENTS |  9

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                    $109,669               $-             $-         $109,669
Fixed-Income Funds                             218,216                -              -          218,216

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           1,568                -              -            1,568
-------------------------------------------------------------------------------------------------------
Total                                         $329,453               $-             $-         $329,453
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
June 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (51.6%)
   366,077    USAA Emerging Markets Fund                                                       $  6,458
   316,621    USAA Flexible Income Fund                                                           2,945
 7,666,906    USAA Global Managed Volatility Fund                                                77,129
 1,080,716    USAA Growth Fund                                                                   30,087
   413,305    USAA Income Stock Fund                                                              8,030
 2,016,214    USAA International Fund                                                            62,825
   924,553    USAA Real Return Fund*                                                              9,347
   542,873    USAA S&P 500 Index Fund                                                            18,691
   552,070    USAA Small Cap Stock Fund                                                           9,970
 4,425,536    USAA Target Managed Allocation Fund                                                46,911
   202,108    USAA Total Return Strategy Fund                                                     1,692
 1,521,199    USAA Value Fund                                                                    32,614
                                                                                               --------
              Total Equity & Alternative Funds (cost: $234,367)                                 306,699
                                                                                               --------
              FIXED-INCOME FUNDS (48.1%)
 4,424,083    USAA Government Securities Fund                                                    43,400
 3,001,721    USAA High Income Fund                                                              24,644
 5,013,407    USAA Income Fund                                                                   65,826
 6,417,388    USAA Intermediate-Term Bond Fund                                                   68,345
 9,074,254    USAA Short-Term Bond Fund                                                          83,393
                                                                                               --------
              Total Fixed-Income Funds (cost: $269,543)                                         285,608
                                                                                               --------
              MONEY MARKET INSTRUMENTS (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
 1,483,718    State Street Institutional Treasury Money Market Fund Premier
                Class, 0.83%(a) (cost: $1,484)                                                    1,484
                                                                                               --------

              TOTAL INVESTMENTS (COST: $505,394)                                               $593,791
                                                                                               ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  11

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1           LEVEL 2        LEVEL 3           TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                    $306,699               $-             $-         $306,699
Fixed-Income Funds                             285,608                -              -          285,608

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                           1,484                -              -            1,484
-------------------------------------------------------------------------------------------------------
Total                                         $593,791               $-             $-         $593,791
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
June 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (71.1%)
   802,938    USAA Emerging Markets Fund                                                       $ 14,164
   576,096    USAA Flexible Income Fund                                                           5,358
19,243,182    USAA Global Managed Volatility Fund                                               193,586
 3,326,680    USAA Growth Fund                                                                   92,615
 1,271,616    USAA Income Stock Fund                                                             24,707
 5,448,157    USAA International Fund                                                           169,765
     5,266    USAA Precious Metals and Minerals Fund                                                 68
 1,384,363    USAA Real Return Fund*                                                             13,996
 1,670,410    USAA S&P 500 Index Fund                                                            57,512
 1,616,487    USAA Small Cap Stock Fund                                                          29,194
13,070,148    USAA Target Managed Allocation Fund                                               138,543
   598,099    USAA Total Return Strategy Fund                                                     5,006
 4,680,237    USAA Value Fund                                                                   100,344
                                                                                             ----------
              Total Equity & Alternative Funds (cost: $662,887)                                 844,858
                                                                                             ----------
              FIXED-INCOME FUNDS (28.6%)
 2,333,110    USAA Government Securities Fund                                                    22,888
 4,900,598    USAA High Income Fund                                                              40,234
 8,257,939    USAA Income Fund                                                                  108,427
13,170,188    USAA Intermediate-Term Bond Fund                                                  140,262
 3,078,334    USAA Short-Term Bond Fund                                                          28,290
                                                                                             ----------
              Total Fixed-Income Funds (cost: $317,953)                                         340,101
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (0.3%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
 3,708,750    State Street Institutional Treasury Money Market Fund Premier Class,
                0.83%(a) (cost: $3,709)                                                           3,709
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $984,549)                                             $1,188,668
                                                                                             ==========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  13

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1          LEVEL 2        LEVEL 3          TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                    $  844,858              $-             $-      $  844,858
Fixed-Income Funds                               340,101               -              -         340,101

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             3,709               -              -           3,709
-------------------------------------------------------------------------------------------------------
Total                                         $1,188,668              $-             $-      $1,188,668
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
June 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (85.2%)
 1,313,773    USAA Emerging Markets Fund                                                     $   23,175
   394,283    USAA Flexible Income Fund                                                           3,667
24,556,236    USAA Global Managed Volatility Fund                                               247,036
 4,721,762    USAA Growth Fund                                                                  131,454
 1,804,498    USAA Income Stock Fund                                                             35,061
 7,226,652    USAA International Fund                                                           225,182
     4,906    USAA Precious Metals and Minerals Fund                                                 63
   986,806    USAA Real Return Fund*                                                              9,977
 2,370,421    USAA S&P 500 Index Fund                                                            81,613
 2,295,165    USAA Small Cap Stock Fund                                                          41,451
15,491,203    USAA Target Managed Allocation Fund                                               164,207
   492,132    USAA Total Return Strategy Fund                                                     4,119
 6,641,783    USAA Value Fund                                                                   142,400
                                                                                             ----------
              Total Equity & Alternative Funds (cost: $842,329)                               1,109,405
                                                                                             ----------
              FIXED-INCOME FUNDS (14.6%)
 4,062,968    USAA High Income Fund                                                              33,357
 6,283,593    USAA Income Fund                                                                   82,504
 6,730,799    USAA Intermediate-Term Bond Fund                                                   71,683
   174,994    USAA Short-Term Bond Fund                                                           1,608
                                                                                             ----------
              Total Fixed-Income Funds (cost: $179,363)                                         189,152
                                                                                             ----------
              MONEY MARKET INSTRUMENTS (0.2%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)
 2,789,998    State Street Institutional Treasury Money Market Fund Premier Class,
                0.83%(a) (cost: $2,790)                                                           2,790
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,024,482)                                           $1,301,347
                                                                                             ==========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  15

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1        LEVEL 2        LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                    $1,109,405             $-             $-       $1,109,405
Fixed-Income Funds                               189,152              -              -          189,152

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                             2,790              -              -            2,790
-------------------------------------------------------------------------------------------------------
Total                                         $1,301,347             $-             $-       $1,301,347
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
June 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (90.4%)
   806,248    USAA Emerging Markets Fund                                                       $ 14,222
    98,990    USAA Flexible Income Fund                                                             921
15,224,699    USAA Global Managed Volatility Fund                                               153,160
 2,837,697    USAA Growth Fund                                                                   79,002
 1,084,463    USAA Income Stock Fund                                                             21,071
 4,263,521    USAA International Fund                                                           132,851
   624,036    USAA Real Return Fund*                                                              6,309
 1,424,869    USAA S&P 500 Index Fund                                                            49,058
 1,403,308    USAA Small Cap Stock Fund                                                          25,344
 8,585,739    USAA Target Managed Allocation Fund                                                91,009
   295,244    USAA Total Return Strategy Fund                                                     2,471
 3,992,316    USAA Value Fund                                                                    85,595
                                                                                               --------
              Total Equity & Alternative Funds (cost: $508,292)                                 661,013
                                                                                               --------
              FIXED-INCOME FUNDS (9.1%)
   874,529    USAA High Income Fund                                                               7,180
 1,954,633    USAA Income Fund                                                                   25,664
 3,200,446    USAA Intermediate-Term Bond Fund                                                   34,085
                                                                                               --------
              Total Fixed-Income Funds (cost: $65,651)                                           66,929
                                                                                               --------
              MONEY MARKET INSTRUMENTS (0.4%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
 2,669,740    State Street Institutional Treasury Money Market Fund Premier Class,
                0.83%(a) (cost: $2,670)                                                           2,670
                                                                                               --------

              TOTAL INVESTMENTS (COST: $576,613)                                               $730,612
                                                                                               ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                         LEVEL 1          LEVEL 2        LEVEL 3            TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                    $661,013               $-             $-         $661,013
Fixed-Income Funds                              66,929                -              -           66,929

Money Market Instruments:
  Government & U.S. Treasury
     Money Market Funds                          2,670                -              -            2,670
-------------------------------------------------------------------------------------------------------
Total                                         $730,612               $-             $-         $730,612
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2060 FUND
June 30, 2017 (unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES     SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (90.8%)
    74,679    USAA Emerging Markets Fund                                                        $ 1,317
    11,189    USAA Flexible Income Fund                                                             104
 1,435,585    USAA Global Managed Volatility Fund                                                14,442
   261,162    USAA Growth Fund                                                                    7,271
    99,824    USAA Income Stock Fund                                                              1,940
   409,036    USAA International Fund                                                            12,746
    50,324    USAA Real Return Fund*                                                                509
   137,050    USAA S&P 500 Index Fund                                                             4,719
   136,165    USAA Small Cap Stock Fund                                                           2,459
   862,159    USAA Target Managed Allocation Fund                                                 9,139
    20,823    USAA Total Return Strategy Fund                                                       174
   367,370    USAA Value Fund                                                                     7,876
                                                                                                -------
              Total Equity & Alternative Funds (cost: $56,814)                                   62,696
                                                                                                -------
              FIXED-INCOME FUNDS (8.0%)
    90,079    USAA High Income Fund                                                                 739
   219,716    USAA Income Fund                                                                    2,885
   176,524    USAA Intermediate-Term Bond Fund                                                    1,880
       419    USAA Short-Term Bond Fund                                                               4
                                                                                                -------
              Total Fixed-Income Funds (cost: $5,427)                                             5,508
                                                                                                -------
              MONEY MARKET INSTRUMENTS (1.0%)

              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)
   700,948    State Street Institutional Treasury Money Market Fund Premier Class,
                0.83%(a) (cost: $701)                                                               701
                                                                                                -------

              TOTAL INVESTMENTS (COST: $62,942)                                                 $68,905
                                                                                                =======

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------
ASSETS                                        LEVEL 1          LEVEL 2        LEVEL 3             TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                    $62,696               $-             $-           $62,696
Fixed-Income Funds                              5,508                -              -             5,508

Money Market Instruments:
  Government & U.S. Treasury
    Money Market Funds                            701                -              -               701
-------------------------------------------------------------------------------------------------------
Total                                         $68,905               $-             $-           $68,905
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

    The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The underlying funds in which the Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  21

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

                                                                                 USAA TARGET RETIREMENT
-------------------------------------------------------------------------------------------------------
                                                                                            INCOME FUND
-------------------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated underlying funds, at value (cost of $299,663,
       $503,910, $980,840, $1,021,692, $573,943, and $62,241, respectively)                    $327,885
   Investments in other securities, at value (cost of $1,568, $1,484, $3,709,
       $2,790, $2,670, $701, respectively)                                                        1,568
   Receivables:
       Capital shares sold                                                                          382
       USAA Asset Management Company (Note 5C)                                                        -
       Dividends from affiliated underlying funds                                                   288
       Interest                                                                                       1
                                                                                               --------
              Total assets                                                                      330,124
                                                                                               --------
LIABILITIES
   Payables:
       Securities purchased                                                                         288
       Capital shares redeemed                                                                       90
   Other accrued expenses and payables                                                               19
                                                                                               --------
              Total liabilities                                                                     397
                                                                                               --------
              Net assets applicable to capital shares outstanding                              $329,727
                                                                                               ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                             $291,117
   Accumulated undistributed net investment income                                                  336
   Accumulated net realized gain on investments                                                  10,052
   Net unrealized appreciation of investments                                                    28,222
                                                                                               --------
              Net assets applicable to capital shares outstanding                              $329,727
                                                                                               ========
   Capital shares outstanding, no par value                                                      27,875
                                                                                               ========
   Net asset value, redemption price, and offering price per share                             $  11.83
                                                                                               ========

See accompanying notes to financial statements.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

                       USAA TARGET RETIREMENT
-------------------------------------------------------------------------
2020 FUND       2030 FUND       2040 FUND      2050 FUND        2060 FUND
-------------------------------------------------------------------------
 $592,307      $1,184,959      $1,298,557       $727,942          $68,204

    1,484           3,709           2,790          2,670              701

      269             661           1,026          1,010              178
        -               -               -              -               28
      442             551             256            111                6
        1               2               2              1                -
-------------------------------------------------------------------------
  594,503       1,189,882       1,302,631        731,734           69,117
-------------------------------------------------------------------------

      442             551             256            111                6
      149             512             354            321               15
       40              44              39             36               28
-------------------------------------------------------------------------
      631           1,107             649            468               49
-------------------------------------------------------------------------
 $593,872      $1,188,775      $1,301,982       $731,266          $69,068
=========================================================================

 $475,061      $  913,158      $  972,479       $553,397          $61,778
    4,550           7,756           5,341          2,507              135
   25,864          63,742          47,297         21,363            1,192
   88,397         204,119         276,865        153,999            5,963
-------------------------------------------------------------------------
 $593,872      $1,188,775      $1,301,982       $731,266          $69,068
=========================================================================
   45,315          85,298          93,181         52,299            5,696
=========================================================================
 $  13.11      $    13.94      $    13.97       $  13.98          $ 12.12
=========================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

                                                                                 USAA TARGET RETIREMENT
-------------------------------------------------------------------------------------------------------
                                                                                            INCOME FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds                                        $ 3,113
   Interest                                                                                           4
                                                                                                -------
       Total income                                                                               3,117
                                                                                                -------
EXPENSES
   Custody and accounting fees                                                                       22
   Postage                                                                                           11
   Shareholder reporting fees                                                                         4
   Trustees' fees                                                                                    16
   Registration fees                                                                                 22
   Professional fees                                                                                 35
   Other                                                                                              9
                                                                                                -------
          Total expenses                                                                            119
                                                                                                -------
   Expenses reimbursed                                                                                -
                                                                                                -------
          Net expenses                                                                              119
                                                                                                -------
NET INVESTMENT INCOME                                                                             2,998
                                                                                                -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on sales of affiliated underlying funds                                     11,182
   Change in net unrealized appreciation/(depreciation) of affiliated
       underlying funds                                                                              95
                                                                                                -------
          Net realized and unrealized gain                                                       11,277
                                                                                                -------
   Increase in net assets resulting from operations                                             $14,275
                                                                                                =======

See accompanying notes to financial statements.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

                       USAA TARGET RETIREMENT
-------------------------------------------------------------------------
2020 FUND       2030 FUND       2040 FUND         2050 FUND     2060 FUND
-------------------------------------------------------------------------
  $ 4,231         $ 6,698        $  5,352           $ 1,976        $  153
        4              12              14                 9             2
-------------------------------------------------------------------------
    4,235           6,710           5,366             1,985           155
-------------------------------------------------------------------------

       23              26              27                24            21
       18              49              64                46             7
        7              14              18                12             2
       16              16              16                16            16
       30              27              36                19            21
       42              49              46                41            35
       10              12              12                10             9
-------------------------------------------------------------------------
      146             193             219               168           111
-------------------------------------------------------------------------
        -               -               -                 -           (80)
-------------------------------------------------------------------------
      146             193             219               168            31
-------------------------------------------------------------------------
    4,089           6,517           5,147             1,817           124
-------------------------------------------------------------------------

   27,877          61,308          46,577            21,702           885

    5,923          21,181          55,972            39,110         4,479
-------------------------------------------------------------------------
   33,800          82,489         102,549            60,812         5,364
-------------------------------------------------------------------------
  $37,889         $89,006        $107,696           $62,629        $5,488
=========================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended
December 31, 2016

                                                                               USAA TARGET RETIREMENT
                                                                             --------------------------
                                                                                    INCOME FUND
                                                                             --------------------------
                                                                             6/30/2017       12/31/2016
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                      $  2,998         $  7,818
   Net realized gain on sales of affiliated underlying funds                    11,182              411
   Net realized gain on capital gain distributions from affiliated
       underlying funds                                                              -              846
   Change in net unrealized appreciation/(depreciation) of
       affiliated underlying funds                                                  95           10,938
                                                                              -------------------------
       Increase in net assets resulting from operations                         14,275           20,013
                                                                              -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (2,701)          (7,879)
   Net realized gains                                                                -           (2,778)
                                                                              -------------------------
       Distributions to shareholders                                            (2,701)         (10,657)
                                                                              -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                    23,408           31,855
   Reinvested dividends                                                          2,678           10,524
   Cost of shares redeemed                                                     (25,789)         (64,688)
                                                                              -------------------------
       Increase (decrease) in net assets from capital share transactions           297          (22,309)
                                                                              -------------------------
   Capital contribution from USAA Transfer Agency Company                            -                -
                                                                              -------------------------
   Net increase (decrease) in net assets                                        11,871          (12,953)

NET ASSETS
   Beginning of period                                                         317,856          330,809
                                                                              -------------------------
   End of period                                                              $329,727         $317,856
                                                                              =========================
Accumulated undistributed net investment income:
   End of period                                                              $    336         $     39
                                                                              =========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                   2,000            2,797
   Shares issued for dividends reinvested                                          228              920
   Shares redeemed                                                              (2,213)          (5,693)
                                                                              -------------------------
       Increase (decrease) in shares outstanding                                    15           (1,976)
                                                                              =========================

See accompanying notes to financial statements.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

                USAA TARGET RETIREMENT
---------------------------------------------------------
          2020 FUND                     2030 FUND
---------------------------------------------------------
6/30/2017      12/31/2016        6/30/2017     12/31/2016
---------------------------------------------------------
 $  4,089        $ 13,257       $    6,517     $   23,922
   27,877           1,161           61,308          3,335

        -           2,955                -          7,630

    5,923          23,942           21,181         55,199
---------------------------------------------------------
   37,889          41,315           89,006         90,086
---------------------------------------------------------

        -         (17,136)               -        (39,657)
        -          (3,879)               -         (3,315)
---------------------------------------------------------
        -         (21,015)               -        (42,972)
---------------------------------------------------------

   34,738          53,165           69,228        100,645
       (1)         20,956                -         42,919
  (49,550)       (107,551)         (67,899)      (153,209)
---------------------------------------------------------
  (14,813)        (33,430)           1,329         (9,645)
---------------------------------------------------------
        -               -                -              -
---------------------------------------------------------
   23,076         (13,130)          90,335         37,469

  570,796         583,926        1,098,440      1,060,971
---------------------------------------------------------
 $593,872        $570,796       $1,188,775     $1,098,440
=========================================================

 $  4,550        $    461       $    7,756     $    1,239
=========================================================

    2,728           4,353            5,132          7,953
        -           1,697                -          3,321
   (3,893)         (8,843)          (5,037)       (12,056)
---------------------------------------------------------
   (1,165)         (2,793)              95           (782)
=========================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS) (CONTINUED)

Six-month period ended June 30, 2017 (unaudited), and year ended
December 31, 2016

                                                                               USAA TARGET RETIREMENT
                                                                            ---------------------------
                                                                                      2040 FUND
                                                                            ---------------------------
                                                                             6/30/2017       12/31/2016
-------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                    $    5,147       $   22,792
   Net realized gain on sales of affiliated underlying funds                    46,577            1,030
   Net realized gain on capital gain distributions from affiliated
       underlying funds                                                              -            9,593
   Change in net unrealized appreciation/(depreciation) of
       affiliated underlying funds                                              55,972           66,586
                                                                            ---------------------------
       Increase in net assets resulting from operations                        107,696          100,001
                                                                            ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                             -          (43,491)
   Net realized gains                                                                -           (2,086)
                                                                            ---------------------------
       Distributions to shareholders                                                 -          (45,577)
                                                                            ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                    76,721          118,895
   Reinvested dividends                                                              -           45,559
   Cost of shares redeemed                                                     (78,361)        (151,224)
                                                                            ---------------------------
       Increase (decrease) in net assets from capital share transactions        (1,640)          13,230
                                                                            ---------------------------
   Capital contribution from USAA Transfer Agency Company                            -                3
                                                                            ---------------------------
   Net increase in net assets                                                  106,056           67,657

NET ASSETS
   Beginning of period                                                       1,195,926        1,128,269
                                                                            ---------------------------
   End of period                                                            $1,301,982       $1,195,926
                                                                            ===========================
Accumulated undistributed net investment income:
   End of period                                                            $    5,341       $      194
                                                                            ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                                   5,701            9,540
   Shares issued for dividends reinvested                                            -            3,549
   Shares redeemed                                                              (5,814)         (12,069)
                                                                            ---------------------------
       Increase (decrease) in shares outstanding                                  (113)           1,020
                                                                            ===========================

See accompanying notes to financial statements.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

                 USAA TARGET RETIREMENT
---------------------------------------------------------
       2050 FUND                      2060 FUND
---------------------------------------------------------
6/30/2017     12/31/2016        6/30/2017      12/31/2016
---------------------------------------------------------
 $  1,817       $ 11,633          $   124         $   857
   21,702            266              885               5

        -          5,539                -             438

   39,110         37,732            4,479           3,024
---------------------------------------------------------
   62,629         55,170            5,488           4,324
---------------------------------------------------------

        -        (20,782)               -          (1,395)
        -         (4,155)               -            (162)
---------------------------------------------------------
        -        (24,937)               -          (1,557)
---------------------------------------------------------

   57,770         89,444           14,754          17,845
        -         24,934                -           1,388
  (48,775)       (88,250)          (4,316)         (6,821)
---------------------------------------------------------
    8,995         26,128           10,438          12,412
---------------------------------------------------------
        -              -                -               -
---------------------------------------------------------
   71,624         56,361           15,926          15,179

  659,642        603,281           53,142          37,963
---------------------------------------------------------
 $731,266       $659,642          $69,068         $53,142
=========================================================

 $  2,507       $    690          $   135         $    11
=========================================================

    4,298          7,228            1,268           1,684
        -          1,938                -             125
   (3,622)        (7,089)            (370)           (632)
---------------------------------------------------------
      676          2,077              898           1,177
=========================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds) qualify as registered investment companies under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Funds, which are classified as diversified under the 1940 Act and is authorized to issue an unlimited number of shares. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative, fixed-income, and ultra-short mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

    Board oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Funds and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Funds. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

       price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

    income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Premiums and discounts on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY - Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), each Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the USAA Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA Funds are as follows:

                      TARGET    TARGET   TARGET    TARGET     TARGET    TARGET
                      INCOME     2020     2030      2040       2050      2060
------------------------------------------------------------------------------
Fees paid              $  1     $  2     $  5      $  5       $  3         -*
% of total fees         0.4%     0.8%     1.5%      1.7%       0.9%      0.1%

*Represents less than $500.

The Funds had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Funds' tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

At December 31, 2016, the Funds had no capital loss carryforwards for federal income tax purposes.

For the six-month period ended June 30, 2017, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Funds' tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Funds' tax return filings generally remain open for the three preceding fiscal reporting year-ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, was as follows (in thousands):

                    TARGET     TARGET     TARGET    TARGET     TARGET    TARGET
                    INCOME      2020       2030      2040       2050      2060
--------------------------------------------------------------------------------
Cost of purchases   $72,564   $123,880  $262,747   $306,075   $172,414  $23,884
Proceeds from
  sales/maturities   72,840    133,746   255,464    302,399    161,241   13,777

As of June 30, 2017, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

As of June 30, 2017, gross unrealized appreciation and depreciation of investments and resulting net appreciation were as follows (in thousands):

                    TARGET     TARGET     TARGET    TARGET     TARGET    TARGET
                    INCOME      2020       2030      2040       2050      2060
--------------------------------------------------------------------------------
Unrealized
  appreciation      $28,917   $89,350   $204,837  $277,164   $154,119   $5,972
Unrealized
  depreciation          695       953        718       299        120        9
------------------------------------------------------------------------------
Net                 $28,222   $88,397   $204,119  $276,865   $153,999   $5,963
------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT - The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' Statements of Operations and, for the six-month period ended June 30, 2017, were as follows (in thousands):

                    TARGET     TARGET    TARGET    TARGET    TARGET    TARGET
                    INCOME      2020      2030      2040      2050      2060
-----------------------------------------------------------------------------
Compliance and
  legal services      $4        $7        $14       $16        $9       $9

C. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018, to limit the total annual operating expenses of Target 2060 to 0.10% of its average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and to reimburse Target 2060 for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through April 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2017, Target 2060 incurred reimbursable expenses of $80,000, of which $28,000 was receivable from the Manager.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

D. TRANSFER AGENCY AGREEMENT - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2017, USAA and its affiliates owned 500,000 shares of Target 2060, which represents 8.8% of the Fund's outstanding shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP - The Funds do not invest in the underlying USAA Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA Funds' net assets. At June 30, 2017, the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA
    Funds:

                                    TARGET   TARGET   TARGET    TARGET   TARGET   TARGET
    AFFILIATED USAA FUND            INCOME    2020     2030      2040     2050     2060
    ------------------------------------------------------------------------------------
    Emerging Markets                 0.6%     0.7%     1.5%      2.4%     1.5%     0.1%
    Flexible Income                  1.3      3.6      6.6       4.5      1.1      0.1
    Global Managed Volatility        2.9     10.7     26.8      34.3     21.2      2.0
    Government Securities            9.5      8.1      4.3         -        -        -
    Growth                           0.3      1.2      3.6       5.1      3.0      0.3
    High Income                      0.6      1.1      1.8       1.5      0.3        -*
    Income                           0.8      0.9      1.5       1.1      0.4        -*
    Income Stock                     0.1      0.3      0.9       1.3      0.8      0.1
    Intermediate-Term Bond           0.2      1.7      3.5       1.8      0.8        -*
    International                    0.7      1.6      4.2       5.6      3.3      0.3
    Precious Metals and Minerals       -        -        -*        -*       -        -
    Real Return                      7.6     13.7     20.4      14.6      9.2      0.7
    S&P 500 Index                    0.1      0.3      0.9       1.3      0.8      0.1
    Short-Term Bond                  2.8      2.6      0.9         -*       -        -*
    Small Cap Stock                  0.2      0.6      1.9       2.7      1.6      0.2
    Target Managed Allocation        4.2     10.0     29.5      35.0     19.4      1.9
    Total Return Strategy            0.5      2.1      6.1       5.0      3.0      0.2
    Value                            0.6      2.2      6.6       9.4      5.7      0.5

    * Represents less than 0.1%.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

B. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to each Fund's investment in the underlying USAA funds as of June 30, 2017 (in thousands):

TARGET INCOME:

                           PURCHASE      SALES     DIVIDEND       REALIZED           MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS     INCOME      GAIN (LOSS)(B)  12/31/2016  06/30/2017
-------------------------------------------------------------------------------------------------------
Aggressive Growth           $     -     $ 1,806        $  -        $  870          $ 1,716   $     -(c)
Emerging Markets              3,847       3,279           -           190            4,855     5,927
Flexible Income                  26         636          26           (62)           1,638     1,070
Global Managed
  Volatility                  2,841           -           -             -           16,256    20,820
Government
  Securities                  9,516         319         536            (7)          41,586    50,887
Growth                        3,097       1,972           -           853            6,948     8,942
High Income                   1,493      11,463         359          (605)          21,952    12,345
Income                       13,904         319         839            (6)          41,480    56,094
Income Stock                    439       6,877          25         3,108            8,554     2,383
Intermediate-Term
  Bond                        4,646      17,837         377         2,280           20,329     7,669
International                 5,804       1,590           -           226           19,175    26,400
Precious Metals
  and Minerals                    -         729           -          (120)             648         -(c)
Real Return                       -       6,087           -            (8)          11,088     5,215
S&P 500 Index                 4,518      12,448          49         3,276           14,324     6,864
Short-Term Bond               8,837           -         900             -           81,709    91,221
Small Cap Stock               1,954         478           -           (10)           1,004     2,486
Target Managed
  Allocation                  9,563           -           -             -            9,331    19,492
Total Return
  Strategy                        1           -           1             -              375       389
Ultra Short-Term
  Bond                            1         827           1            (6)             825         -(c)
Value                         2,077       6,173           -         1,203           13,091     9,681

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) As of the end of the reporting period, the fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

TARGET 2020:

                           PURCHASE      SALES      DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS      INCOME     GAIN (LOSS)(B)   12/31/2016 06/30/2017
-------------------------------------------------------------------------------------------------------
Aggressive Growth           $     -     $12,591       $    -       $ 3,528          $11,926   $    -(c)
Emerging Markets              2,686       8,142            -         1,395           10,581     6,458
Flexible Income                  71           -           71             -            2,771     2,945
Global Managed
  Volatility                 38,209           -            -             -           33,107    77,129
Government
  Securities                  1,100           -          466             -           42,214    43,400
Growth                       14,325       8,206            -           325           20,294    30,087
High Income                   7,121      18,629          636         1,132           35,601    24,644
Income                        7,934           -        1,003             -           56,638    65,826
Income Stock                    104      18,995          104         8,316           25,683     8,030
Intermediate-Term
  Bond                       27,952       6,572          905           108           46,142    68,345
International                 9,798      16,685            -         2,156           58,953    62,825
Precious Metals
  and Minerals                    -         947            -            19              841         -(c)
Real Return                       -       2,591            -            (7)          11,683     9,347
S&P 500 Index                   209      25,383          209        10,040           41,731    18,691
Short-Term Bond               2,039           -          830             -           80,726    83,393
Small Cap Stock               1,894       1,690            -           (19)           9,655     9,970
Target Managed
  Allocation                 10,431           -            -             -           34,665    46,911
Total Return
  Strategy                        4           -            4             -            1,627     1,692
Ultra Short-Term
  Bond                            3       1,439            3           (12)           1,436         -(c)
Value                             -      11,876            -           896           42,098    32,614

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) As of the end of the reporting period, the fund no longer holds the affiliated fund.

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030:

                           PURCHASE      SALES      DIVIDEND      REALIZED           MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS      INCOME     GAIN (LOSS)(B)   12/31/2016  06/30/2017
--------------------------------------------------------------------------------------------------------
Aggressive Growth           $     -     $32,433       $    -       $ 9,024         $ 30,545  $      -(c)
Emerging Markets                  -      19,631            -         3,203           29,921    14,164
Flexible Income                 130         568          130           (35)           5,588     5,358
Global Managed
  Volatility                 98,323           -            -             -           82,183   193,586
Government
  Securities                  6,497           -          239             -           16,346    22,888
Growth                       36,866       6,375            -           105           52,524    92,615
High Income                   5,653      31,290        1,217           886           64,832    40,234
Income                       44,884      12,045        1,663           (37)          73,481   108,427
Income Stock                    291      45,403          291        18,626           66,583    24,707
Intermediate-Term
  Bond                       37,642       1,311        2,274           (32)         101,429   140,262
International                 2,266      11,234            -         1,734          152,975   169,765
Precious Metals
  and Minerals                    -       2,703            -          (444)           2,694        68
Real Return                       -           -            -             -           13,664    13,996
S&P 500 Index                 3,676      62,855          589        22,362          110,867    57,512
Short-Term Bond               5,532           -          276             -           22,551    28,290
Small Cap Stock               5,125      10,338            -         5,219           34,132    29,194
Target Managed
  Allocation                 14,729           -            -             -          117,979   138,543
Total Return
  Strategy                       11         568           11           (15)           5,356     5,006
Ultra Short-Term
  Bond                            5       4,651            8           (45)           4,641         -(c)
Value                         1,117      14,059            -           757          106,897   100,344

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) As of the end of the reporting period, the fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

TARGET 2040:

                           PURCHASE      SALES      DIVIDEND      REALIZED            MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS      INCOME     GAIN (LOSS)(B)   12/31/2016  06/30/2017
--------------------------------------------------------------------------------------------------------
Aggressive Growth          $      -     $39,178       $    -       $12,483         $ 36,657  $      -(c)
Emerging Markets              5,023      23,647            -           726           37,070    23,175
Flexible Income                  89           -           89             -            3,450     3,667
Global Managed
  Volatility                129,335           -            -             -          101,510   247,036
Growth                       56,949       5,174            -            64           67,014   131,454
High Income                   1,098      19,515        1,098          (326)          50,879    33,357
Income                       40,470       1,108        1,221           (26)          41,695    82,504
Income Stock                    398      52,608          398        21,011           83,212    35,061
Intermediate-Term
  Bond                       37,965      36,163        1,684          (533)          67,732    71,683
International                 9,241      18,133            -         2,151          200,689   225,182
Precious Metals
  and Minerals                    -       2,518            -          (206)           2,510        63
Real Return                   3,681           -            -             -            6,106     9,977
S&P 500 Index                 6,383      64,588          824         6,065          132,299    81,613
Short-Term Bond               1,107           -           15             -              490     1,608
Small Cap Stock               6,411      17,506            -         4,732           52,069    41,451
Target Managed
  Allocation                      -       8,676            -           275          165,189   164,207
Total Return Strategy             9           -            9             -            3,963     4,119
Ultra Short-Term
  Bond                           12       5,818           14           (57)           5,804         -(c)
Value                         7,904       7,767            -           218          133,994   142,400

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) As of the end of the reporting period, the fund no longer holds the affiliated fund.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2050:

                           PURCHASE      SALES      DIVIDEND      REALIZED            MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS      INCOME     GAIN (LOSS)(B)   12/31/2016  06/30/2017
--------------------------------------------------------------------------------------------------------
Aggressive Growth           $     -     $23,911         $  -       $ 6,006         $ 22,439  $      -(c)
Emerging Markets              3,043      14,693            -           (28)          23,442    14,222
Flexible Income                  22           -           22             -              866       921
Global Managed
  Volatility                 85,595           -            -             -           56,199   153,160
Growth                       35,286       1,592            -            42           37,562    79,002
High Income                     445      16,284          299           (50)          22,644     7,180
Income                       18,913       6,030          389            19           12,290    25,664
Income Stock                    244      28,228          244        10,356           46,738    21,071
Intermediate-Term
  Bond                       14,726           -          516             -           18,791    34,085
International                     -       3,957            -           390          117,289   132,851
Precious Metals
  and Minerals                    -         935            -           (16)             910         -(c)
Real Return                   3,403           -            -             -            2,801     6,309
S&P 500 Index                 3,056      39,324          496         2,839           80,820    49,058
Small Cap Stock               1,934       9,724            -         1,752           32,800    25,344
Target Managed
  Allocation                      -      12,388            -           392           98,908    91,009
Total Return
  Strategy                        5           -            5             -            2,378     2,471
Ultra Short-Term
  Bond                            4       1,612            5           (17)           1,608         -(c)
Value                         5,738       2,563            -            17           77,472    85,595

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) As of the end of the reporting period, the fund no longer holds the affiliated fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

TARGET 2060:

                           PURCHASE      SALES      DIVIDEND      REALIZED            MARKET VALUE
AFFILIATED USAA FUND        COST(A)    PROCEEDS      INCOME     GAIN (LOSS)(B)   12/31/2016  06/30/2017
--------------------------------------------------------------------------------------------------------
Aggressive Growth            $    -      $1,966         $  -         $ (13)          $1,862   $     -(c)
Emerging Markets                595       1,571            -            89            2,105     1,317
Flexible Income                   3           -            3             -               98       104
Global Managed
  Volatility                  7,029           -            -             -            6,249    14,442
Growth                        3,904         362            -             9            3,049     7,271
High Income                     134         886           20            20            1,468       739
Income                        2,142           -           35             -              700     2,885
Income Stock                     22       2,128           22           238            3,852     1,940
Intermediate-Term
  Bond                        1,906       1,050           27            10            1,003     1,880
International                 2,825         241            -             3            8,496    12,746
Precious Metals
  and Minerals                    -         102            -             5               99         -(c)
Real Return                     347           -            -             -              155       509
S&P 500 Index                   930       3,012           46           453            6,400     4,719
Short-Term Bond                   -           -            -             -                4         4
Small Cap Stock                 627         211            -            31            2,021     2,459
Target Managed
  Allocation                  1,139       1,292            -            41            8,879     9,139
Total Return
  Strategy                        -           -            -             -              168       174
Ultra Short-Term
  Bond                            -         222            -            (2)             222         -(c)
Value                         2,281         734            -             1            5,903     7,876

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.
(c) As of the end of the reporting period, the fund no longer holds the affiliated fund.

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

(9) FINANCIAL HIGHLIGHTS - TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                                 YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                 2017            2016             2015          2014             2013           2012
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  11.41        $  11.09         $  11.82      $  11.84         $  11.50       $  10.83
                             ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .11             .28              .28           .34              .32            .32
  Net realized and
    unrealized gain (loss)        .41             .42             (.50)          .05              .31            .70
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                      .52             .70             (.22)          .39              .63           1.02
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.10)           (.28)            (.28)         (.40)            (.25)          (.32)
  Realized capital gains            -            (.10)            (.23)         (.01)            (.04)          (.03)
                             ---------------------------------------------------------------------------------------
Total distributions              (.10)           (.38)            (.51)         (.41)            (.29)          (.35)
                             ---------------------------------------------------------------------------------------
Net asset value at
  end of period              $  11.83        $  11.41         $  11.09      $  11.82         $  11.84       $  11.50
                             =======================================================================================
Total return (%)*                4.55            6.36            (1.95)         3.36             5.58           9.49
Net assets at end of
  period (000)               $329,727        $317,856         $330,809      $367,307         $359,488       $335,019
Ratios to average
  net assets:**,(a)
  Expenses (%)(b)                 .07(d)          .07              .06           .05              .05            .06(c)

  Expenses, excluding
    reimbursements (%)(b)         .07(d)          .07              .06           .05              .05            .06
  Net investment income (%)      1.88(d)         2.41             2.36          2.80             2.71           2.93
Portfolio turnover (%)             23              14               35            11               31              9

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $322,035,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    -               -                -             -             (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS - TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                 2017            2016             2015          2014             2013           2012
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  12.28        $  11.85         $  12.56      $  12.63         $  12.00       $  11.12
                             ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .09             .30              .30           .37              .33            .34
  Net realized and
    unrealized gain (loss)        .74             .60             (.60)          .07              .77            .91
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                      .83             .90             (.30)          .44             1.10           1.25
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             -            (.38)            (.21)         (.37)            (.34)          (.33)
  Realized capital gains            -            (.09)            (.20)         (.14)            (.13)          (.04)
                             ---------------------------------------------------------------------------------------
Total distributions                 -            (.47)            (.41)         (.51)            (.47)          (.37)
                             ---------------------------------------------------------------------------------------
Net asset value at
  end of period              $  13.11        $  12.28         $  11.85      $  12.56         $  12.63       $  12.00
                             =======================================================================================
Total return (%)*                6.76            7.57            (2.40)         3.45             9.16          11.26
Net assets at end of
  period (000)               $593,872        $570,796         $583,926      $650,362         $632,564       $558,821
Ratios to average
  net assets:**,(a)
  Expenses (%)(b)                 .05(d)          .04              .04           .03              .04            .04(c)
  Expenses, excluding
    reimbursements (%)(b)         .05(d)          .04              .04           .03              .04            .04
  Net investment income (%)      1.41(d)         2.33             2.31          2.82             2.73           2.90
Portfolio turnover (%)             21              11               30            15               20             12

  *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
     Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $585,113,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                    -               -                -             -             (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS - TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                              YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                   2017            2016             2015          2014             2013         2012
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    12.89      $    12.34       $    13.05    $    13.13       $    12.03     $  10.93
                             ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .08             .30              .27           .35              .30          .29
  Net realized and
    unrealized gain (loss)          .97             .77             (.63)          .11             1.35         1.15
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                       1.05            1.07             (.36)          .46             1.65         1.44
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.48)            (.08)         (.35)            (.30)        (.29)
  Realized capital gains              -            (.04)            (.27)         (.19)            (.25)        (.05)
                             ---------------------------------------------------------------------------------------
Total distributions                   -            (.52)            (.35)         (.54)            (.55)        (.34)
                             ---------------------------------------------------------------------------------------
Net asset value at
  end of period              $    13.94      $    12.89       $    12.34    $    13.05       $     3.13     $  12.03
                             =======================================================================================
Total return (%)*                  8.15            8.70            (2.81)         3.43            13.71        13.16
Net assets at end of
  period (000)               $1,188,775      $1,098,440       $1,060,971    $1,135,347       $1,074,149     $884,192
Ratios to average
  net assets:**,(a)
  Expenses (%)(b)                   .03(d)          .03              .03           .03              .03          .04(c)
  Expenses, excluding
    reimbursements (%)(b)           .03(d)          .03              .03           .03              .03          .04
  Net investment income (%)        1.14(d)         2.22             2.08          2.63             2.43         2.55
Portfolio turnover (%)               22               8               32            15               17           20

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $1,152,200,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      -               -                -             -             (.00%)(+)    (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS - TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                                YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                   2017            2016             2015          2014             2013         2012
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $    12.82      $    12.23       $    12.89    $    12.99       $    11.59     $  10.38
                             ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .06             .26              .23           .30              .25          .22
  Net realized and
    unrealized gain (loss)         1.09             .83             (.58)          .11             1.75         1.25
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                       1.15            1.09             (.35)          .41             2.00         1.47
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income               -            (.48)            (.00)(d)      (.30)            (.25)        (.22)
  Realized capital gains              -            (.02)            (.31)         (.21)            (.35)        (.04)
                             ---------------------------------------------------------------------------------------
Total distributions                   -            (.50)            (.31)         (.51)            (.60)        (.26)
                             ---------------------------------------------------------------------------------------
Net asset value at
  end of period              $    13.97      $    12.82       $    12.23    $    12.89       $    12.99     $  11.59
                             =======================================================================================
Total return (%)*                  8.97            8.97            (2.71)         3.15            17.37        14.22
Net assets at end of
  period (000)               $1,301,982      $1,195,926       $1,128,269    $1,173,210       $1,101,663     $872,183
Ratios to average
  net assets:**,(a)
  Expenses (%)(b)                   .04(f)          .03              .03           .03              .03          .04(c)
  Expenses, excluding
    reimbursements (%)(b)           .04(f)          .03              .03           .03              .03          .04
  Net investment income (%)         .82(f)         1.99             1.78          2.33             2.09         2.06
Portfolio turnover (%)               24               9(e)            35            16               17           18

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $1,260,871,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                      -               -                -             -             (.00%)(+)    (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Represents less than $0.01 per share.
(e) Overall decrease in purchases and sales of securities.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(9) FINANCIAL HIGHLIGHTS - TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                                 YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------------
                                 2017            2016             2015          2014             2013           2012
                             ---------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $  12.78        $  12.18         $  12.81      $  12.86         $  11.25       $   9.96
                             ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .03             .23              .20           .26              .21            .15
  Net realized and
    unrealized gain (loss)       1.17             .87             (.52)          .13             1.90           1.34
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                     1.20            1.10             (.32)          .39             2.11           1.49
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income             -            (.42)            (.00)(d)      (.26)            (.21)          (.15)
  Realized capital gains            -            (.08)            (.31)         (.18)            (.29)          (.05)
                             ---------------------------------------------------------------------------------------
Total distributions                 -            (.50)            (.31)         (.44)            (.50)          (.20)
                             ---------------------------------------------------------------------------------------
Net asset value at
  end of period              $  13.98        $  12.78         $  12.18      $  12.81         $  12.86       $  11.25
                             =======================================================================================
Total return (%)*                9.39            9.02            (2.48)         3.02            18.81          14.97
Net assets at end of
  period (000)               $731,266        $659,642         $603,281      $607,896         $541,452       $400,958
Ratios to average
  net assets:**,(a)
  Expenses (%)(b)                 .05(f)          .05              .04           .04              .05            .05(c)
  Expenses, excluding
    reimbursements (%)(b)         .05(f)          .05              .04           .04              .05            .06
  Net investment income (%)       .52(f)         1.87             1.58          2.09             1.83           1.45
Portfolio turnover (%)             23               6(e)            39            16               19             17

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $703,128,000.
(a) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(b) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                    -               -                -             -             (.00%)(+)      (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.
(d) Represents less than $0.01 per share.
(e) Overall decrease in purchases and sales of securities.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

(9) FINANCIAL HIGHLIGHTS - TARGET 2060

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                                 PERIOD ENDED
                               JUNE 30,                                 YEAR ENDED DECEMBER 31,           DECEMBER 31,
                             -----------------------------------------------------------------------------------------
                                2017              2016                 2015               2014               2013***
                             -----------------------------------------------------------------------------------------
Net asset value at
  beginning of period        $ 11.07           $ 10.48              $ 10.93            $ 10.85               $ 10.00
                             ---------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income          .02               .15                  .18(a)             .25(a)                .18(a)
  Net realized and
    unrealized gain (loss)      1.03               .77                 (.45)(a)            .07(a)                .79(a)
                             ---------------------------------------------------------------------------------------
Total from investment
  operations                    1.05               .92                 (.27)(a)            .32(a)                .97(a)
                             ---------------------------------------------------------------------------------------
Less distributions from:
  Net investment income            -              (.30)                (.01)              (.18)                 (.12)
  Realized capital gains           -              (.03)                (.17)              (.06)                    -
                             ---------------------------------------------------------------------------------------
Total distributions                -              (.33)                (.18)              (.24)                 (.12)
                             ---------------------------------------------------------------------------------------
Net asset value at
  end of period              $ 12.12           $ 11.07              $ 10.48            $ 10.93               $ 10.85
                             =======================================================================================
Total return (%)*               9.49              8.80                (2.47)              2.91                  9.69
Net assets at end
  of period (000)            $69,068           $53,142              $37,963            $25,808               $11,777
Ratios to average
  net assets:**,(b)
  Expenses (%)(c)                .10(d)            .10                  .10                .10                   .10(d)
  Expenses, excluding
    reimbursements (%)(c)        .36(d)            .41                  .51                .78                  1.72(d)
  Net investment income (%)      .40(d)           1.85                 1.64               2.25                  3.36(d)
Portfolio turnover (%)            22                 4(e)                35                 16                     0

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $62,472,000.
*** Fund commenced operations on July 12, 2013.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying
    USAA Funds.
(c) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                   -                 -                    -                  -                  (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Overall decrease in purchases and sales of securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the following table.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

                                                                                        EXPENSES PAID
                                            BEGINNING              ENDING               DURING PERIOD**
                                          ACCOUNT VALUE         ACCOUNT VALUE          JANUARY 1, 2017 -
                                         JANUARY 1, 2017        JUNE 30, 2017           JUNE 30, 2017
                                         ----------------------------------------------------------------
TARGET INCOME
Actual                                      $1,000.00             $1,045.50                 $0.36
Hypothetical*                                1,000.00              1,024.45                  0.35

TARGET 2020
Actual                                       1,000.00              1,067.60                  0.26
Hypothetical*                                1,000.00              1,024.55                  0.25

TARGET 2030
Actual                                       1,000.00              1,081.50                  0.15
Hypothetical*                                1,000.00              1,024.65                  0.15

TARGET 2040
Actual                                       1,000.00              1,089.70                  0.21
Hypothetical*                                1,000.00              1,024.60                  0.20

TARGET 2050
Actual                                       1,000.00              1,093.90                  0.26
Hypothetical *                               1,000.00              1,024.55                  0.25

TARGET 2060
Actual                                       1,000.00              1,094.90                  0.52
Hypothetical *                               1,000.00              1,024.30                  0.50

 *5% return per year before expenses

**Expenses equal each Fund's annualized expense ratio of 0.07% for Target
  Income, 0.05% for Target 2020, 0.03% for Target 2030, 0.04% for Target 2040, 0.05% for Target 2050, 0.10% for Target 2060, which is net of any reimbursements and expenses paid indirectly and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half year period). Each Funds' actual ending account value is based on its actual total return for the current period of January 1, 2017, through June 30, 2017. These total returns equaled 4.55%, 6.76%, 8.15%, 8.97%, 9.39%, and 9.49% for the Target Income, Target 2020, Target 2030, Target 2040, Target 2050, Target 2060 Funds, respectively.

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                     ADVISORY AGREEMENT(S) |  55

================================================================================

particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, shareholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

Funds' other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager, including the Manager's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open end investment companies with the same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each Fund, which included underlying fund expenses and any reimbursements, was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates. The Board also took into account the high quality of services provided by the Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  57

================================================================================

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total returns with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2016 and was below the average of its performance universe and its Lipper index for the three-year period ended December 31, 2016; the performance of each of the Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund, was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016, and was lower than the average of its performance universe and its Lipper index for the three- and five year periods ended December 31, 2016; and the performance of the Target Retirement 2060 Fund was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2016, and was lower than the average of its performance universe and its Lipper index for the three- year period ended December 31, 2016. The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the top 15% of its performance universe for the one- year period ended December 31, 2016, was in the bottom 50% of its performance universe for the three- year period ended December 31, 2016, and was in the top 45% of its performance universe for the five-year period ended December 31, 2016; the Target Retirement 2020 Fund's and Target Retirement 2030 Fund's percentile performance information was in the top 15% of its performance universe for the one-year period ended December 31, 2016, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2016; the Target Retirement 2040 Fund's percentile performance

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

information was in the top 25% of its performance universe for the one-year period ended December 31, 2016, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2016; the Target Retirement 2050 Fund's percentile performance information was in the top 30% of its performance universe for the one-year period ended December 31, 2016, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2016; and the Target Retirement 2060 Fund's percentile performance information was in the top 30% of its performance universe for the one-year period ended December 31, 2016, and was in the bottom 50% of its performance universe for the three-year period ended December 31, 2016; and the Board took into account management's discussion of the Funds' performance, including the Funds' investment approaches and the impact of market conditions on the Funds' performance relative to their peers. The Board also took into account the Fund's more recent improved performance.

COMPENSATION AND PROFITABILITY - The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also noted that the manager reimburses certain expenses for each Fund. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds. The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  59

================================================================================

ECONOMIES OF SCALE - With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices in view of the Fund's investment approach and management is appropriately monitoring the Fund's performance; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   88219-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TOTAL RETURN STRATEGY FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA TOTAL RETURN STRATEGY FUND
         FUND SHARES (USTRX) o INSTITUTIONAL SHARES (UTRIX)
         JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

INVESTMENT OVERVIEW                                                           2

SHAREHOLDER VOTING RESULTS                                                    3

FINANCIAL INFORMATION

    Portfolio of Investments                                                  4

    Notes to Portfolio of Investments                                         8

    Financial Statements                                                     10

    Notes to Financial Statements                                            13

EXPENSE EXAMPLE                                                              35

ADVISORY AGREEMENT(S)                                                        37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA TOTAL RETURN STRATEGY FUND (THE FUND) SEEKS CAPITAL APPRECIATION THROUGH THE USE OF A DYNAMIC ALLOCATION STRATEGY, ACROSS STOCKS, BONDS, AND CASH INSTRUMENTS.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

In seeking to achieve its objective, the Fund's assets are invested pursuant to a dynamic asset allocation strategy that shifts assets among equity securities, investment-grade bonds, and/or cash equivalents. The dynamic asset allocation strategy seeks to identify the most attractive asset classes based on a multi-faceted approach using both a valuation and fundamental framework. The Fund generally will invest in U.S. and foreign stocks and investment-grade bonds, directly or through exchange-traded funds (ETFs), and/or cash equivalents through investment in short-term, high-quality money market instruments or money market funds. Equity securities in which the Fund may invest may include common stocks, securities convertible into common stocks, securities that carry the right to buy common stocks, preferred securities, and ETFs. The bond and money market securities in which the Fund may invest may include obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt like characteristics, including preferred and synthetic securities.

In addition, in an attempt to reduce the Fund's volatility over time, the Fund may employ an options-based risk-management strategy by purchasing and/or selling options on component indices or corresponding ETFs and individual equities to attempt to provide the Fund with fairly consistent returns over a wide range of equity market environments.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                     o TOP 10 EQUITY SECURITIES - 6/30/17 o
                                (% of Net Assets)

PowerShares FTSE RAFI Emerging Markets Portfolio* ........................ 11.1%
iShares Gold Trust* ......................................................  5.8%
SPDR Gold Shares* ........................................................  5.8%
WisdomTree India Earnings Fund* ..........................................  4.5%
VanEck Vectors Gold Miners ETF ...........................................  3.5%
WisdomTree Japan Hedged Equity Fund* .....................................  2.5%
Vanguard S&P 500 ETF* ....................................................  2.4%
iShares MSCI Emerging Markets ETF* .......................................  2.4%
Vanguard FTSE Europe ETF* ................................................  2.4%
Agnico-Eagle Mines Ltd. ..................................................  1.0%

                        o ASSET ALLOCATION** - 6/30/17 o
                                (% of Net Assets)

                        [PIE CHART OF ASSET ALLOCATION]

FIXED-INCOME EXCHANGE-TRADED FUNDS*                                        45.7%
EXCHANGE-TRADED FUNDS*                                                     41.8%
COMMON STOCKS                                                               9.2%
CONVERTIBLE SECURITIES                                                      1.4%
MONEY MARKET INSTRUMENTS                                                    1.2%

                                  [END CHART]

 *The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

**Does not include options and futures.

Percentages are of net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 4-7.

================================================================================

2  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                         NUMBER OF SHARES VOTING
----------------------------------------------------------------------------
TRUSTEES                           FOR                     VOTES WITHHELD
----------------------------------------------------------------------------
Daniel S. McNamara            9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.        9,714,117,381                 352,502,522
Jefferson C. Boyce            9,717,710,105                 348,909,798
Dawn M. Hawley                9,714,577,808                 352,042,095
Paul L. McNamara              9,668,206,065                 398,413,838
Richard Y. Newton III         9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.     9,715,801,431                 350,818,472
Michael F. Reimherr           9,711,558,498                 355,061,405

================================================================================

                                                 SHAREHOLDER VOTING RESULTS |  3

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (51.0%)

             COMMON STOCKS (9.2%)

             MATERIALS (9.2%)
             ----------------
             PRECIOUS METALS & MINERALS (9.2%)
     17,500  Agnico-Eagle Mines Ltd.                                                               $     790
     20,000  AngloGold Ashanti Ltd. ADR                                                                  194
    100,000  B2Gold Corp.*                                                                               282
     20,000  Barrick Gold Corp.                                                                          318
     60,000  Centerra Gold, Inc.                                                                         328
     43,000  Compania de Minas Buenaventura S.A.A. ADR                                                   495
    100,000  Dundee Precious Metals, Inc.*                                                               187
    160,000  Eldorado Gold Corp.                                                                         422
     41,000  Goldcorp, Inc.                                                                              529
     45,902  Hycroft Mining Corp., acquired 6/5/2014 - 6/9/2015; cost $2,337*(a),(b)                      92
    105,000  Kinross Gold Corp.*                                                                         427
     75,000  New Gold, Inc.*                                                                             239
     20,000  Newmont Mining Corp.                                                                        648
     26,000  Pan American Silver Corp.                                                                   437
      7,000  Randgold Resources Ltd. ADR                                                                 619
      8,500  Royal Gold, Inc.                                                                            664
     41,000  Tahoe Resources, Inc.                                                                       353
     24,000  Wheaton Precious Metals Corp.                                                               477
                                                                                                   ---------
                                                                                                       7,501
                                                                                                   ---------
             Total Materials                                                                           7,501
                                                                                                   ---------
             Total Common Stocks (cost: $11,751)                                                       7,501
                                                                                                   ---------
             EXCHANGE-TRADED FUNDS (41.8%)
    400,000  iShares Gold Trust*                                                                       4,776
     48,000  iShares MSCI Emerging Markets ETF(c)                                                      1,987
     40,000  iShares Silver Trust*                                                                       628
    460,000  PowerShares FTSE RAFI Emerging Markets Portfolio                                          9,131
     40,000  SPDR Gold Shares*                                                                         4,721
    130,000  VanEck Vectors Gold Miners ETF                                                            2,870
     14,000  VanEck Vectors Junior Gold Miners ETF                                                       467
     36,000  Vanguard FTSE Europe ETF(c)                                                               1,985
      9,000  Vanguard S&P 500 ETF(c)                                                                   1,999
    150,000  WisdomTree India Earnings Fund                                                            3,677

================================================================================

4  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER                                                                                                 VALUE
OF SHARES    SECURITY                                                                                  (000)
------------------------------------------------------------------------------------------------------------
    39,000   WisdomTree Japan Hedged Equity Fund                                                   $   2,028
                                                                                                   ---------
             Total Exchange-Traded Funds (cost: $34,936)                                              34,269
                                                                                                   ---------
             Total Equity Securities (cost: $46,687)                                                  41,770
                                                                                                   ---------

------------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                              COUPON
(000)                                                                RATE          MATURITY
------------------------------------------------------------------------------------------------------------
             BONDS (47.1%)

             CONVERTIBLE SECURITIES (1.4%)

             MATERIALS (1.4%)
             ----------------
             GOLD (1.4%)
    $   582  Hycroft Mining Corp., acquired 10/21/2015 -
               6/30/2017; cost $562(a),(b),(d) (cost: $567)         15.00%(e)     10/22/2020           1,153
                                                                                                   ---------

------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------
             FIXED-INCOME EXCHANGE-TRADED FUNDS (45.7%)
    160,000  iShares 20+ Year Treasury Bond ETF                                                       20,019
     20,000  iShares 7-10 Year Treasury Bond ETF                                                       2,132
    135,000  iShares TIPS Bond ETF                                                                    15,313
                                                                                                   ---------
             Total Exchange-Traded Funds (cost: $37,688)                                              37,464
                                                                                                   ---------
             Total Bonds (cost: $38,255)                                                              38,617
                                                                                                   ---------

             MONEY MARKET INSTRUMENTS (1.2%)

             GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.2%)
    982,357  State Street Institutional Treasury Money Market Fund
               Premier Class, 0.83%(f) (cost: $983)                                                      983
                                                                                                   ---------

             TOTAL INVESTMENTS (COST: $85,925)                                                     $  81,370
                                                                                                   =========

------------------------------------------------------------------------------------------------------------
NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.5%)
      2,000  Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 25                       237
      2,000  Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 35                        27
      4,000  Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 45                        16
        300  Put - Facebook, Inc. expiring January 19, 2018 at 70                                          4
      3,000  Put - iShares MSCI Emerging Markets ETF expiring September 29, 2017 at 36                    62
        100  Put - iShares NASDAQ Biotechnology ETF expiring January 19, 2018 at 200                       9

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  5

================================================================================

------------------------------------------------------------------------------------------------------------
                                                                                                      MARKET
NUMBER OF                                                                                              VALUE
CONTRACTS      SECURITY                                                                                (000)
------------------------------------------------------------------------------------------------------------
      1,000  Put - Nvidia Corp. expiring January 19, 2018 at 40                                    $      43
        500  Put - NXP Semiconductors N.V. expiring January 19, 2018 at 35                                 1
      4,000  Put - United States Oil Fund LP expiring January 19, 2018 at 5                                8
                                                                                                   ---------

             TOTAL PURCHASED OPTIONS (COST: $1,546)                                                $     407
                                                                                                   =========

------------------------------------------------------------------------------------------------------------
                                                                                                 UNREALIZED
                                                                                               APPRECIATION/
                                                                    EXPIRATION    CONTRACT    (DEPRECIATION)
                                                                       DATE      VALUE(000)            (000)
------------------------------------------------------------------------------------------------------------
             FUTURES(g)

             LONG FUTURES

             INTEREST RATE CONTRACTS
        15   U.S. Treasury Bond                                       9/20/2017   $ 2,306                $18
                                                                                  -------                ---
             TOTAL LONG FUTURES                                                   $ 2,306                $18
                                                                                  -------                ---

             SHORT FUTURES

             EQUITY CONTRACTS
       (50)  Russell 2000 Mini                                        9/15/2017   $(3,536)               $20
                                                                                  -------                ---
             TOTAL SHORT FUTURES                                                  $(3,536)               $20
                                                                                  -------                ---

             TOTAL FUTURES                                                        $(1,230)               $38
                                                                                  =======                ===

----------------------------------------------------------------------------------------------------------------------
($ IN 000s)                                  VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------------------------

ASSETS                                        LEVEL 1              LEVEL 2               LEVEL 3                TOTAL
----------------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $ 7,409                   $-               $    92               $ 7,501
  Exchange-Traded Funds                        34,269                    -                     -                34,269

Bonds:
  Convertible Securities                            -                    -                 1,153                 1,153
  Fixed-Income Exchange-Traded Funds           37,464                    -                     -                37,464

Money Market Instruments:
  Government & U.S. Treasury Money
    Market Funds                                  983                    -                     -                   983
Purchased Options                                 407                    -                     -                   407
Futures(1)                                         38                    -                     -                    38
----------------------------------------------------------------------------------------------------------------------
Total                                         $80,570                   $-               $ 1,245               $81,815
----------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

================================================================================

6  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications

--------------------------------------------------------------------------------
                      RECONCILIATION OF LEVEL 3 INVESTMENTS
--------------------------------------------------------------------------------
($ IN 000s)                              CONVERTIBLE SECURITIES    COMMON STOCKS
--------------------------------------------------------------------------------
Balance as of December 31, 2016                          $  852              $46
Purchases                                                    41                -
Sales                                                         -                -
Transfers into Level 3                                        -                -
Transfers out of Level 3                                      -                -
Net realized gain (loss) on investments                       -                -
Change in net unrealized appreciation/
  (depreciation) of investments                             260               46
--------------------------------------------------------------------------------
Balance as of June 30, 2017                              $1,153              $92
--------------------------------------------------------------------------------

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

-------------------------------------------------------------------------------------------
        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**
-------------------------------------------------------------------------------------------

                             FAIR VALUE AT                          SIGNIFICANT
                             JUNE 30, 2017        VALUATION        UNOBSERVABLE       RANGE/
ASSETS                        ($ IN 000's)       TECHNIQUE(S)          INPUT(S)       VALUE
-------------------------------------------------------------------------------------------
BONDS:

Convertible Securities             $1,153          Market              Average       $63.50
                                                   Comparables           Value
                                                                           Per
                                                                   Recoverable
                                                                      Ounce(a)

                                                                    Comparable           40%
                                                                      Discount
                                                                 Adjustment(b)
-------------------------------------------------------------------------------------------

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

 **Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

================================================================================

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.4% of net assets at June 30, 2017.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

   TIPS Treasury Inflation Protected Securities

o  SPECIFIC NOTES

   (a) Security deemed illiquid by USAA Asset Management Company (the Manager), under liquidity guidelines approved by the USAA Mutual Funds Trust's Board of Trustees (the Board). The aggregate market value of these securities at June 30, 2017, was $1,245,000, which represented 1.5% of the Fund's net assets.

================================================================================

8  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

   (b) Security was fair valued at June 30, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,245,000, which represented 1.5% of the Fund's net assets.

   (c) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2017.

   (d) Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

   (e) All of the coupon is PIK.

   (f) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

   (g) The contract value of futures purchased and/or sold as a percentage of net assets is 1.5%.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                          NOTES TO PORTFOLIO OF INVESTMENTS |  9

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $85,925)                             $ 81,370
   Purchased options, at market value (cost of $1,546)                                           407
   Cash                                                                                          216
   Cash denominated in foreign currencies (identified cost of $2)                                  2
   Receivables:
       Capital shares sold                                                                        34
       Dividends and interest                                                                     25
   Variation margin on futures contracts                                                          38
                                                                                            --------
           Total assets                                                                       82,092
                                                                                            --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                                     23
   Accrued management fees                                                                        38
   Accrued transfer agent's fees                                                                   2
   Other accrued expenses and payables                                                            64
                                                                                            --------
          Total liabilities                                                                      127
                                                                                            --------
              Net assets applicable to capital shares outstanding                           $ 81,965
                                                                                            ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                           $124,027
  Accumulated undistributed net investment income                                                 92
  Accumulated net realized loss on investments, options, and
      futures transactions                                                                   (36,544)
  Net unrealized depreciation of investments, options, and
      futures contracts                                                                       (5,656)
  Net unrealized appreciation of foreign currency translations                                    46
                                                                                            --------
              Net assets applicable to capital shares outstanding                           $ 81,965
                                                                                            ========
  Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $68,109/8,158 capital shares
        outstanding, no par value)                                                          $   8.35
                                                                                            ========
      Institutional Shares (net assets of $13,856/1,655 capital shares
        outstanding, no par value)                                                          $   8.37
                                                                                            ========

See accompanying notes to financial statements.

================================================================================

10  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $5)                                          $   552
   Interest                                                                                      57
                                                                                            -------
       Total income                                                                             609
                                                                                            -------
EXPENSES
   Management fees                                                                              233
   Administration and servicing fees:
       Fund Shares                                                                               52
       Institutional Shares                                                                       7
   Transfer agent's fees:
       Fund Shares                                                                              113
       Institutional Shares                                                                       7
   Custody and accounting fees:
       Fund Shares                                                                               43
       Institutional Shares                                                                       8
   Postage:
       Fund Shares                                                                               14
   Shareholder reporting fees:
       Fund Shares                                                                               10
   Trustees' fees                                                                                16
   Registration fees:
       Fund Shares                                                                               16
       Institutional Shares                                                                       9
   Professional fees                                                                             52
   Other                                                                                          9
                                                                                            -------
            Total expenses                                                                      589
                                                                                            -------
NET INVESTMENT INCOME                                                                            20
                                                                                            -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS, AND FUTURES CONTRACTS
  Net realized gain (loss) on:
      Investments                                                                             1,300
      Options                                                                                (2,129)
      Futures transactions                                                                      (45)
  Change in net unrealized appreciation/(depreciation) of:
      Investments                                                                             2,962
      Foreign currency translations                                                             (59)
      Options                                                                                 1,146
      Futures contracts                                                                         (18)
                                                                                            -------
          Net realized and unrealized gain                                                    3,157
                                                                                            -------
  Increase in net assets resulting from operations                                          $ 3,177
                                                                                            =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  11

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended December 31,
2016

-----------------------------------------------------------------------------------------
                                                                  6/30/2017    12/31/2016
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $    20      $    307
   Net realized gain (loss) on investments                            1,300           (23)
   Net realized loss on options                                      (2,129)         (705)
   Net realized loss on futures transactions                            (45)       (1,020)
   Change in net unrealized appreciation/(depreciation) of:
       Investments                                                    2,962         5,965
       Foreign currency translations                                    (59)           22
       Options                                                        1,146        (1,545)
       Futures contracts                                                (18)          133
                                                                    ---------------------
       Increase in net assets resulting from operations               3,177         3,134
                                                                    ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                       (2)         (264)
       Institutional Shares                                             (30)         (116)
                                                                    ---------------------
            Total distributions of net investment income                (32)         (380)
                                                                    ---------------------
   Tax return of capital:
       Fund Shares                                                        -           (59)
       Institutional Shares                                               -           (26)
                                                                    ---------------------
            Total distributions of tax return of capital                  -           (85)
                                                                    ---------------------
       Distributions to shareholders                                      -          (465)
                                                                    ---------------------
NET DECREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                       (3,969)       (8,069)
   Institutional Shares                                                (560)      (13,623)
                                                                    ---------------------
       Total net decrease in net assets from capital share
         transactions                                                (4,529)      (21,692)
                                                                    ---------------------
   Net decrease in net assets                                        (1,384)      (19,023)

NET ASSETS
   Beginning of period                                               83,349       102,372
                                                                    ---------------------
   End of period                                                    $81,965      $ 83,349
                                                                    =====================
Accumulated undistributed net investment income:
   End of period                                                    $    92      $    104
                                                                    =====================

See accompanying notes to financial statements.

================================================================================

12  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Total Return Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek capital appreciation through the use of a dynamic allocation strategy, across stocks, bonds, and cash instruments.

The Fund's assets are invested pursuant to a dynamic asset allocation strategy, which allows the Fund's investment adviser to invest at any given time a portion or substantially all of the Fund's assets allocated to it in stocks or bonds, either directly or through the use of exchange-traded funds (ETFs), and/or cash equivalents, through direct investment in short-term, high-quality money market instruments or money market funds.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  13

================================================================================

realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

14  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  15

================================================================================

        foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

    3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    6.  Repurchase agreements are valued at cost.

    7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

    8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to

================================================================================

16  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

        most closely reflect market value of the options at the time of computation of the Fund's NAV.

    9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

    The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

    Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative

================================================================================

18  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    agreements held at June 30, 2017, did not include master netting provisions.

    FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

    Premiums paid for purchased options are included in the Fund's Statement of Assets and Liabilities as an investment. If a purchased

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

    Premiums received from writing options are included in the Fund's Statement of Assets and Liabilities as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

    In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

================================================================================

20  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2017*
    (IN THOUSANDS)

                                          ASSET DERIVATIVES                     LIABILITY DERIVATIVES
    ----------------------------------------------------------------------------------------------------------
                                     STATEMENT OF                             STATEMENT OF
    DERIVATIVES NOT                  ASSETS AND                               ASSETS AND
    ACCOUNTED FOR AS                 LIABILITIES                              LIABILITIES
    HEDGING INSTRUMENTS              LOCATION                 FAIR VALUE      LOCATION             FAIR VALUE
    ----------------------------------------------------------------------------------------------------------
    Interest rate                    Net unrealized             $ 18**                                 $-
    contracts                        depreciation of
                                     investments, options,
                                     and futures contracts
    ----------------------------------------------------------------------------------------------------------
    Equity contracts                 Net unrealized              427**                                  -
                                     depreciation of
                                     investments, options,
                                     and futures contracts
    ----------------------------------------------------------------------------------------------------------
    Total                                                       $445                                   $-
    ----------------------------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2017, see the Portfolio of Investments, which also is indicative of activity for the six-month period ended June 30, 2017.

    **Includes cumulative appreciation/(depreciation) of futures as reported on the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017 (IN THOUSANDS)

                                                                                        CHANGE IN
                                                                                        UNREALIZED
    DERIVATIVES NOT                                            REALIZED GAIN            APPRECIATION/
    ACCOUNTED FOR AS             STATEMENT OF                 (LOSS)ON                 (DEPRECIATION)
    HEDGING INSTRUMENTS          OPERATIONS LOCATION           DERIVATIVES              ON DERIVATIVES
    ----------------------------------------------------------------------------------------------------
    Interest rate contracts      Net realized gain (loss)         $    45                    $   38
                                 on Futures transactions/
                                 Change in net unrealized
                                 appreciation/(depreciation)
                                 of Futures contracts
    ----------------------------------------------------------------------------------------------------
    Equity contracts             Net realized gain (loss) on       (2,219)                    1,092
                                 Options and Futures
                                 transactions / Change in
                                 net unrealized appreciation/
                                 (depreciation) of Options
                                 and Futures contracts
    ----------------------------------------------------------------------------------------------------
    Foreign exchange             Net realized gain (loss) on            -                        (2)
    contracts                    Futures transactions/
                                 Change in net unrealized
                                 appreciation/(depreciation)
                                 of Futures contracts
    ----------------------------------------------------------------------------------------------------
    Total                                                         $(2,174)                   $1,128
    ----------------------------------------------------------------------------------------------------

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

D.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, net realized foreign currency gains/losses are reclassified from accumulated net realized gains/losses to accumulated undistributed net investment income on the Statement of Assets and Liabilities, as such amounts are treated

================================================================================

22  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    as ordinary income/loss for federal income tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

F. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

G. FOREIGN TAXATION - Foreign income and capital gains on some foreign securities may be subject to foreign taxes, which are reflected as a reduction to such income and realized gains. The Fund records a liability based on unrealized gains to provide for potential foreign taxes payable upon the sale of these securities. Foreign taxes have been provided for in accordance with the Fund's understanding of the applicable countries' prevailing tax rules and rates.

H. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

I. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

J. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

K. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

================================================================================

24  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of less than $500, which represents 0.1% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At December 31, 2016, the Fund had both pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards for federal income tax purposes, as shown in the table below. If not offset by subsequent capital gains, the pre-enactment capital loss carryforwards will expire between 2017 and 2018. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

                              CAPITAL LOSS CARRYFORWARDS
                   -------------------------------------------------
                   EXPIRES             SHORT-TERM         LONG-TERM
                   -------            ------------       -----------
                   2017                $17,718,000        $        -
                   2018                  7,811,000                 -
                   No Expiration         7,769,000         2,043,000
                                       -----------        ----------
                     Total             $33,298,000        $2,043,000
                                       ===========        ==========

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax basis to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $10,114,000 and $15,007,000, respectively.

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $3,042,000 and $8,736,000, respectively, resulting in net unrealized depreciation of $5,694,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that

================================================================================

26  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. As of June 30, 2017, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

                                     SIX-MONTH PERIOD ENDED                  YEAR ENDED
                                          JUNE 30, 2017                   DECEMBER 31, 2016
     ------------------------------------------------------------------------------------------
                                      SHARES          AMOUNT           SHARES           AMOUNT
                                      ---------------------------------------------------------
     FUND SHARES:
     Shares sold                         323          $ 2,696             788          $  6,785
     Shares issued from
      reinvested dividends                 -*               2              35               319
     Shares redeemed                    (798)          (6,667)         (1,763)          (15,173)
                                      ---------------------------------------------------------
     Net decrease from capital
      share transactions                (475)         $(3,969)           (940)         $ (8,069)
                                      =========================================================
     INSTITUTIONAL SHARES:
     Shares sold                          50          $   419             259          $  2,232
     Shares issued from reinvested
      dividends                            3               30              16               142
     Shares redeemed                    (119)          (1,009)         (1,843)          (15,997)
                                      ---------------------------------------------------------
     Net decrease from capital
      share transactions                 (66)         $  (560)         (1,568)         $(13,623)
                                      =========================================================
*Represents less than 500 shares.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager also is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. For the six-month period ended June 30, 2017, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.65% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance over the performance period to that of the Lipper Flexible Portfolio Funds Index, which tracks the total return performance of the largest funds within this category.

    The performance period for each class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 100 to 400                              +/- 4
    +/- 401 to 700                              +/- 5
    +/- 701 and greater                         +/- 6

    (1)Based on the difference between average annual performance relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which

================================================================================

28  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

    is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Flexible Portfolio Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $233,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(24,000) and $(14,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.07)% and (0.20)%, respectively.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and 0.10% of average net assets of the Institutional Shares. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $52,000 and $7,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $113,000 and $7,000, respectively.

D. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Fund offers its Institutional Shares for investment by other USAA Funds and is one of 19 USAA mutual funds in which the affiliated USAA fund-of-funds invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2017, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

AFFILIATED USAA FUND                                               OWNERSHIP %
------------------------------------------------------------------------------
Target Retirement Income                                              0.5
Target Retirement 2020                                                2.1
Target Retirement 2030                                                6.1
Target Retirement 2040                                                5.0
Target Retirement 2050                                                3.0
Target Retirement 2060                                                0.2

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution.

================================================================================

30  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                            YEAR ENDED DECEMBER 31,
                              --------------------------------------------------------------------------------
                                  2017            2016         2015          2014           2013          2012
                              --------------------------------------------------------------------------------
Net asset value at
 beginning of period           $  8.05         $  7.96      $  9.08       $  8.95       $   9.05      $   8.24
                               -------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .00(a)          .03          .05           .06            .08           .06
 Net realized and
  unrealized gain (loss)           .30             .10        (1.11)          .14(b)        (.14)          .81
                               -------------------------------------------------------------------------------
Total from investment
 operations                        .30             .13        (1.06)          .20           (.06)          .87
                               -------------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.00)(a)        (.03)        (.06)         (.07)          (.04)         (.06)
 Tax return of capital               -            (.01)           -             -              -             -
                               -------------------------------------------------------------------------------
Total distributions               (.00)(a)        (.04)        (.06)         (.07)          (.04)         (.06)
                               -------------------------------------------------------------------------------
Net asset value at
 end of period                 $  8.35         $  8.05      $  7.96       $  9.08       $   8.95      $   9.05
                               ===============================================================================
Total return (%)*                 3.73            1.53       (11.69)         2.26(b)        (.62)        10.62
Net assets at
 end of period (000)           $68,109         $69,463      $76,165       $97,658       $105,313      $122,021
Ratios to average
 net assets:**
 Expenses including
  dividend expense on
  securities sold short (%)
  Excluding reimbursements(c)     1.48(h)         1.40         1.26          1.22           1.24          1.32
 Expenses excluding
  dividend expense on
  securities sold short (%)
  Excluding reimbursements(c)     1.48(h)         1.40         1.26          1.22           1.24          1.31
 Net investment
  income (loss) (%)               (.02)(h)         .24          .54           .66            .87           .73
Portfolio turnover (%)              12              26(g)       123(d)         88            105           171(d),(e),(f)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $70,071,000.
(a) Represents less than $0.01 per share.

================================================================================

32  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

(b) For the year ended December 31, 2014, the Manager reimbursed the Fund
    Shares $3,000 for a loss incurred due to a trading error. The effect of this reimbursement on the Fund Shares' net realized loss and total return was less than $0.01/0.01% per share.
(c) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:

                                     -               -            -             -           (.00%)(+)     (.00%)(+)

    (+)Represents less than 0.01% of average net assets.
(d) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(e) Prior to January 27, 2012, calculated excluding securities sold short, covers on securities sold short, and options transactions.
(f) Reflects increased trading activity due to changes in subadviser(s) and asset allocation strategies.
(g) Reflects overall decrease in purchases and sales of securities.
(h) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                               PERIOD ENDED                                                        PERIOD ENDED
                                 JUNE 30,                       YEAR ENDED DECEMBER 31,            DECEMBER 31,
                               --------------------------------------------------------------------------------
                                  2017             2016             2015             2014              2013***
                               --------------------------------------------------------------------------------
Net asset value at
 beginning of period           $  8.07          $  7.97          $  9.08          $  8.95          $  8.78
                               ---------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income             .02              .05              .06              .08              .06
 Net realized and
  unrealized gain (loss)           .30              .11            (1.09)             .15(a)           .15
                               ---------------------------------------------------------------------------
Total from investment
 operations                        .32              .16            (1.03)             .23              .21
                               ---------------------------------------------------------------------------
Less distributions from:
 Net investment income            (.02)            (.05)            (.08)            (.10)            (.04)
 Tax return of capital               -             (.01)               -                -                -
                               ---------------------------------------------------------------------------
Total distributions               (.02)            (.06)            (.08)            (.10)            (.04)
                               ---------------------------------------------------------------------------
Net asset value at
 end of period                 $  8.37          $  8.07          $  7.97          $  9.08          $  8.95
                               ===========================================================================
Total return (%)*                 3.94             1.91           (11.42)            2.53(a)          2.37
Net assets at end
 of period (000)               $13,856          $13,886          $26,207          $93,564          $85,301
Ratios to average
 net assets:**
 Expenses (%)(b)                  1.09(c)          1.02              .98              .98             1.02(c)
 Net investment income (%)         .37(c)           .55              .80              .91             1.69(c)
Portfolio turnover (%)              12               26(e)           123(d)            88              105

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $14,027,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) For the year ended December 31, 2014, the Manager reimbursed the
    Institutional Shares $2,000 for a loss incurred due to a trading error. The effect of this reimbursement on the Institutional Shares' net realized loss and total return was less than $0.01/0.01% per share.
(b) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                     -                -                -                -             (.00%)(+)
    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) The Fund's various investment strategies will create a large volume of purchase and sales transactions relative to the market value of portfolio investments, which results in portfolio turnover rates exceeding 100%.
(e) Reflects overall decrease in purchases and sales of securities.

================================================================================

34  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                           BEGINNING               ENDING              DURING PERIOD*
                                          ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2017 -
                                         JANUARY 1, 2017        JUNE 30, 2017           JUNE 30, 2017
                                        ---------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,037.30                  $7.48

Hypothetical
 (5% return before expenses)                1,000.00              1,017.46                   7.40

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,039.40                   5.51

Hypothetical
 (5% return before expenses)                1,000.00              1,019.39                   5.46

*Expenses are equal to the annualized expense ratio of 1.48% for Fund Shares and 1.09% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 3.73% for Fund Shares and 3.94% for Institutional Shares for the six-month period of January 1, 2017, through June 30, 2017.

================================================================================

36  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  37

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional

================================================================================

38  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

experience and qualifications of senior personnel and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were below the median of its expense

================================================================================

                                                     ADVISORY AGREEMENT(S) |  39

================================================================================

group and above the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total returns with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of its performance universe and its Lipper index for the one-, three-, five-year, and ten-periods ended December
31, 2016. The Board also noted that the Fund was in the bottom 50% of its performance universe for the one-, three-, five-, and ten-year periods ended December 31, 2016. The Board took into account management's discussion of the Fund's performance, as well as management's continued monitoring of the Fund's performance.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that the Manager and its affiliates provide shareholder servicing and administrative services to the Fund for which they receive

================================================================================

40  | USAA TOTAL RETURN STRATEGY FUND

================================================================================

compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial and other risks that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the interests of the Fund and its shareholders.

================================================================================

                                                     ADVISORY AGREEMENT(S) |  41

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA         We know what it means to serve.(R)

   =============================================================================
   48704-0817                                (C)2017, USAA. All rights reserved.


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA ULTRA SHORT-TERM BOND FUND]

 ============================================================

         SEMIANNUAL REPORT
         USAA ULTRA SHORT-TERM BOND FUND
         FUND SHARES (UUSTX) o INSTITUTIONAL SHARES (UUSIX)
         o R6 SHARES (URUSX)
         JUNE 30, 2017

 ============================================================

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

INVESTMENT OVERVIEW                                                            2

SHAREHOLDER VOTING RESULTS                                                     4

FINANCIAL INFORMATION

    Portfolio of Investments                                                   5

    Notes to Portfolio of Investments                                         18

    Financial Statements                                                      23

    Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                               42

ADVISORY AGREEMENT(S)                                                         44

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2017, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA ULTRA SHORT-TERM BOND FUND (THE FUND) SEEKS TO PROVIDE HIGH CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is normally to invest at least 80% of the Fund's assets in investment-grade debt securities that have a dollar-weighted average portfolio maturity of 18 months (one and a half years) or less. The Fund will invest primarily in U.S. dollar-denominated debt securities that may include, but are not limited to, obligations of U.S., state, and local governments, their agencies and instrumentalities; mortgage- and asset-backed securities; corporate debt securities; repurchase agreements; and other securities believed to have debt-like characteristics. This 80% policy may be changed upon at least 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
(800) 531-USAA (8722) or (210) 531-8722.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

INVESTMENT OVERVIEW

--------------------------------------------------------------------------------

                         o ASSET ALLOCATION - 6/30/17 o

                         [PIE CHART OF ASSET ALLOCATION]

CORPORATE OBLIGATIONS                                                      37.7%
VARIABLE-RATE DEMAND NOTES                                                 13.8%
EURODOLLAR AND YANKEE OBLIGATIONS                                          12.9%
ASSET-BACKED SECURITIES                                                    11.7%
COMMERCIAL MORTGAGE SECURITIES                                              9.6%
COMMERCIAL PAPER                                                            8.6%
GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS                               2.7%
COLLATERALIZED LOAN OBLIGATIONS                                             1.9%
MUNICIPAL BONDS                                                             1.8%

                                   [END CHART]

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

2  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

                        o PORTFOLIO RATINGS MIX - 6/30/17 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                        18.8%
AA                                                                         21.4%
A                                                                          21.7%
BBB                                                                        32.2%
BELOW INVESTMENT-GRADE                                                      3.7%
UNRATED                                                                     2.2%

                                   [END CHART]

This chart reflects the highest long-term rating from a Nationally Recognized Statistical Rating Organization (NRSRO), with the four highest long-term credit ratings labeled, in descending order of credit quality, AAA, AA, A, and BBB. These categories represent investment-grade quality. NRSRO ratings are shown because they provide independent analysis of the credit quality of the Fund's investments. USAA Asset Management Company (the Manager) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure specific characteristics. Any of the Fund's securities that are not rated by an NRSRO appear in the chart above as "Unrated," but these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government and pre-refunded and escrowed-to-maturity municipal bonds that are not rated are treated as AAA for credit quality purposes.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 5-17

================================================================================

                                                        INVESTMENT OVERVIEW |  3

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On March 22, 2017, a meeting of shareholders was held to vote on a proposal relating to the USAA mutual funds. Shareholders of record on January 12, 2017, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Daniel S. McNamara, Robert L. Mason, Ph.D., Paul L. McNamara, Barbara B. Ostdiek, Ph.D., and Michael F. Reimherr.

                                              NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                  FOR                     VOTES WITHHELD
--------------------------------------------------------------------------------
Daniel S. McNamara                   9,689,863,032                 376,756,871
Robert L. Mason, Ph.D.               9,714,117,381                 352,502,522
Jefferson C. Boyce                   9,717,710,105                 348,909,798
Dawn M. Hawley                       9,714,577,808                 352,042,095
Paul L. McNamara                     9,668,206,065                 398,413,838
Richard Y. Newton III                9,665,513,520                 401,106,382
Barbara B. Ostdiek, Ph.D.            9,715,801,431                 350,818,472
Michael F. Reimherr                  9,711,558,498                 355,061,405

================================================================================

4  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              BONDS (75.6%)

              CORPORATE OBLIGATIONS (37.7%)

              CONSUMER DISCRETIONARY (2.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.5%)
$    2,000    General Motors Financial Co.                                      2.40%      4/10/2018     $  2,008
                                                                                                         --------
              AUTOMOTIVE RETAIL (0.3%)
     1,000    Autozone, Inc.                                                    4.00      11/15/2020        1,049
                                                                                                         --------
              CABLE & SATELLITE (1.1%)
     4,000    Charter Communications Operating, LLC &
                Charter Communications Operating
                Capital Corp.                                                   3.58       7/23/2020        4,136
                                                                                                         --------
              SPECIALTY STORES (0.5%)
     1,900    Staples, Inc.                                                     2.75       1/12/2018        1,907
                                                                                                         --------
              Total Consumer Discretionary                                                                  9,100
                                                                                                         --------
              CONSUMER STAPLES (1.1%)
              -----------------------
              DRUG RETAIL (0.5%)
     2,000    CVS Health Corp.                                                  2.25      12/05/2018        2,013
                                                                                                         --------
              PACKAGED FOODS & MEAT (0.6%)
     2,000    Tyson Foods, Inc.                                                 2.65       8/15/2019        2,026
                                                                                                         --------
              Total Consumer Staples                                                                        4,039
                                                                                                         --------
              ENERGY (6.6%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     1,650    EQT Corp.                                                         5.15       3/01/2018        1,680
     1,630    QEP Resources, Inc.                                               6.80       4/01/2018        1,679
     1,160    Southwestern Energy Co.                                           5.80       1/23/2020        1,188
                                                                                                         --------
                                                                                                            4,547
                                                                                                         --------
              OIL & GAS REFINING & MARKETING (1.7%)
     1,915    EnLink Midstream Partners, LP                                     2.70       4/01/2019        1,912
     2,000    Phillips 66(a)                                                    1.89(b)    4/15/2020        2,004
     2,500    Tesoro Logistics, LP                                              5.88      10/01/2020        2,559
                                                                                                         --------
                                                                                                            6,475
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |   5

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (3.7%)
$    1,000    Buckeye Partners, LP                                              2.65%     11/15/2018     $  1,005
       780    Columbia Pipeline Group, Inc.                                     3.30       6/01/2020          800
     3,000    DCP Midstream Operating, LP                                       2.50      12/01/2017        3,004
     2,000    Enable Oklahoma Intrastate Transmission, LLC(a)                   6.25       3/15/2020        2,153
     1,000    NGPL PipeCo, LLC(a)                                               7.12      12/15/2017        1,024
     1,000    NuStar Logistics, LP                                              4.80       9/01/2020        1,045
     1,584    Plains All American Pipeline, LP                                  8.75       5/01/2019        1,762
     1,000    Plains All American Pipeline, LP                                  2.60      12/15/2019        1,003
     2,000    Rockies Express Pipeline(a)                                       5.63       4/15/2020        2,135
                                                                                                         --------
                                                                                                           13,931
                                                                                                         --------
              Total Energy                                                                                 24,953
                                                                                                         --------
              FINANCIALS (8.6%)
              -----------------
              CONSUMER FINANCE (0.7%)
     2,630    Capital One Bank, N.A.                                            2.25       2/13/2019        2,638
                                                                                                         --------
              DIVERSIFIED BANKS (1.7%)
     1,000    Bank of America Corp.                                             2.20(b)    1/15/2019        1,013
     1,000    Citigroup, Inc.                                                   2.88(b)    5/15/2018        1,013
     1,000    Citigroup, Inc.                                                   2.50       7/29/2019        1,009
     3,620    HSBC USA, Inc.                                                    1.79(b)   11/13/2019        3,626
                                                                                                         --------
                                                                                                            6,661
                                                                                                         --------
              LIFE & HEALTH INSURANCE (1.1%)
     1,350    Jackson National Life Global(a)                                   2.60      12/09/2020        1,358
     2,000    MetLife Global Funding I(a)                                       1.88       6/22/2018        2,005
     1,000    Protective Life Corp.                                             6.40       1/15/2018        1,023
                                                                                                         --------
                                                                                                            4,386
                                                                                                         --------
              MULTI-LINE INSURANCE (0.3%)
     1,000    MassMutual Global Funding, LLC(a)                                 2.10       8/02/2018        1,005
                                                                                                         --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     1,592    AWAS Finance Luxembourg(c)                                        3.91       7/16/2018        1,596
                                                                                                         --------
              REGIONAL BANKS (4.4%)
     3,600    Compass Bank                                                      1.85       9/29/2017        3,601
     2,740    Huntington National Bank                                          2.40       4/01/2020        2,760
     2,075    KeyCorp                                                           2.90       9/15/2020        2,113
     3,000    Manufacturers & Traders Trust Co.                                 1.84(b)   12/01/2021        2,966
     1,000    MUFG Union Bank, N.A.                                             2.63       9/26/2018        1,010
     1,000    PNC Bank, N.A.                                                    2.20       1/28/2019        1,006
     2,000    Regions Bank of Birmingham                                        7.50       5/15/2018        2,094
     1,025    Regions Bank of Birmingham                                        2.25       9/14/2018        1,029
                                                                                                         --------
                                                                                                           16,579
                                                                                                         --------
              Total Financials                                                                             32,865
                                                                                                         --------

================================================================================

6  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              HEALTH CARE (4.3%)
              ------------------
              BIOTECHNOLOGY (0.6%)
$    2,000    Amgen, Inc.                                                       3.45%     10/01/2020     $  2,084
                                                                                                         --------
              HEALTH CARE DISTRIBUTORS (0.5%)
     2,000    Cardinal Health, Inc.                                             1.95       6/14/2019        2,003
                                                                                                         --------
              HEALTH CARE EQUIPMENT (1.0%)
     1,700    Becton Dickinson & Co.                                            2.40       6/05/2020        1,704
     2,000    Zimmer Biomet Holdings, Inc.(c)                                   2.55       6/24/2020        1,995
                                                                                                         --------
                                                                                                            3,699
                                                                                                         --------
              HEALTH CARE FACILITIES (0.5%)
     1,810    HCA, Inc.(c)                                                      2.73       6/10/2020        1,811
                                                                                                         --------
              HEALTH CARE SERVICES (1.2%)
     1,895    Express Scripts Holding Co.(c)                                    2.48       4/28/2020        1,888
       768    Laboratory Corp. of America Holdings                              2.20       8/23/2017          768
     2,000    Quest Diagnostics, Inc.                                           2.70       4/01/2019        2,024
                                                                                                         --------
                                                                                                            4,680
                                                                                                         --------
              PHARMACEUTICALS (0.5%)
     2,000    Shire Acquisitions Investments Ireland
                Designated Activity Co.                                         1.90       9/23/2019        1,992
                                                                                                         --------
              Total Health Care                                                                            16,269
                                                                                                         --------
              INDUSTRIALS (2.7%)
              ------------------
              AEROSPACE & DEFENSE (0.3%)
     1,000    Arconic, Inc.                                                     5.40       4/15/2021        1,054
                                                                                                         --------
              AGRICULTURAL & FARM MACHINERY (0.1%)
       500    CNH Industrial Capital, LLC                                       3.38       7/15/2019          509
                                                                                                         --------
              AIRLINES (0.2%)
       684    Continental Airlines, Inc. Pass-Through Trust                     6.25      10/11/2021          726
                                                                                                         --------
              INDUSTRIAL CONGLOMERATES (0.3%)
     1,000    Roper Technologies, Inc.                                          2.80      12/15/2021        1,010
                                                                                                         --------
              TRADING COMPANIES & DISTRIBUTORS (0.8%)
     1,000    International Lease Finance Corp.                                 3.88       4/15/2018        1,015
     1,000    International Lease Finance Corp.(a)                              7.13       9/01/2018        1,059
     1,000    International Lease Finance Corp.                                 6.25       5/15/2019        1,073
                                                                                                         --------
                                                                                                            3,147
                                                                                                         --------
              TRUCKING (1.0%)
     1,000    Penske Truck Leasing Co., LP / PTL Finance Corp.(a)               2.88       7/17/2018        1,010
       640    Penske Truck Leasing Co., LP / PTL Finance Corp.(a)               3.20       7/15/2020          657

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
$    2,000    Ryder System, Inc.                                                2.50%      5/11/2020     $  2,012
                                                                                                         --------
                                                                                                            3,679
                                                                                                         --------
              Total Industrials                                                                            10,125
                                                                                                         --------
              INFORMATION TECHNOLOGY (2.9%)
              -----------------------------
              ELECTRONIC COMPONENTS (0.6%)
     2,000    Amphenol Corp.                                                    2.55       1/30/2019        2,019
                                                                                                         --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
     1,000    FLIR Systems, Inc.                                                3.13       6/15/2021        1,009
                                                                                                         --------
              IT CONSULTING & OTHER SERVICES (0.5%)
     2,000    Everett Spinco(c)                                                 2.32      12/16/2019        1,995
                                                                                                         --------
              SEMICONDUCTORS (0.5%)
     2,000    Qualcomm, Inc.                                                    2.10       5/20/2020        2,010
                                                                                                         --------
              SYSTEMS SOFTWARE (0.5%)
     2,000    Symantec Corp.(c)                                                 2.63       8/01/2019        1,997
                                                                                                         --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
     2,000    Dell International, LLC(c)                                        3.23      12/31/2018        2,005
                                                                                                         --------
              Total Information Technology                                                                 11,035
                                                                                                         --------
              MATERIALS (3.0%)
              ----------------
              COMMODITY CHEMICALS (1.0%)
     1,462    LyondellBasell Industries N.V.                                    5.00       4/15/2019        1,529
     2,000    Westlake Chemical Corp.                                           4.63       2/15/2021        2,080
                                                                                                         --------
                                                                                                            3,609
                                                                                                         --------
              CONSTRUCTION MATERIALS (0.5%)
     2,000    Vulcan Materials Co.                                              1.85(b)    6/15/2020        2,001
                                                                                                         --------
              DIVERSIFIED CHEMICALS (1.0%)
     2,000    CF Industries, Inc.                                               6.88       5/01/2018        2,082
     1,665    E.I. du Pont de Nemours                                           2.20       5/01/2020        1,675
                                                                                                         --------
                                                                                                            3,757
                                                                                                         --------
              SPECIALTY CHEMICALS (0.5%)
     2,000    Sherwin Williams Co.                                              2.25       5/15/2020        2,006
                                                                                                         --------
              Total Materials                                                                              11,373
                                                                                                         --------
              REAL ESTATE (3.2%)
              ------------------
              REITs - DIVERSIFIED (1.0%)
     2,000    ARC Properties Operating Partnership, LP(c)                       2.76       6/30/2018        1,968
     2,000    Select Income REIT                                                3.60       2/01/2020        2,028
                                                                                                         --------
                                                                                                            3,996
                                                                                                         --------

================================================================================

8  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              REITs - HEALTH CARE (0.7%)
$      850    Senior Housing Properties Trust                                   3.25%      5/01/2019     $    859
     1,000    Ventas Realty, LP                                                 4.00       4/30/2019        1,028
       765    Ventas Realty, LP                                                 2.70       4/01/2020          772
                                                                                                         --------
                                                                                                            2,659
                                                                                                         --------
              REITs - INDUSTRIAL (0.1%)
       600    ProLogis, LP                                                      4.00       1/15/2018          604
                                                                                                         --------
              REITs - OFFICE (0.7%)
     2,552    Mack-Cali Realty, LP                                              2.50      12/15/2017        2,556
                                                                                                         --------
              REITs - RESIDENTIAL (0.4%)
     1,350    UDR, Inc.                                                         4.25       6/01/2018        1,380
                                                                                                         --------
              REITs - RETAIL (0.3%)
       500    Realty Income Corp.                                               5.38       9/15/2017          503
       500    Regency Centers, LP                                               4.80       4/15/2021          534
                                                                                                         --------
                                                                                                            1,037
                                                                                                         --------
              Total Real Estate                                                                            12,232
                                                                                                         --------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     2,000    AT&T, Inc.(c)                                                     2.21       1/16/2018        2,000
                                                                                                         --------
              UTILITIES (2.4%)
              ----------------
              ELECTRIC UTILITIES (2.1%)
     2,000    FirstEnergy Corp.                                                 2.75       3/15/2018        2,013
     5,000    IPALCO Enterprises, Inc.                                          5.00       5/01/2018        5,106
     1,000    NextEra Energy Capital Holdings, Inc.                             2.70       9/15/2019        1,014
                                                                                                         --------
                                                                                                            8,133
                                                                                                         --------
              MULTI-UTILITIES (0.3%)
     1,000    Dominion Resources, Inc.                                          2.96       7/01/2019        1,015
                                                                                                         --------
              Total Utilities                                                                               9,148
                                                                                                         --------
              Total Corporate Obligations (cost: $142,109)                                                143,139
                                                                                                         --------

              EURODOLLAR AND YANKEE OBLIGATIONS (12.9%)

              CONSUMER DISCRETIONARY (1.1%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.1%)
     3,000    Nissan Motor Acceptance Corp.(a)                                  1.95       9/12/2017        3,001
     1,000    Nissan Motor Acceptance Corp.(a)                                  2.35       3/04/2019        1,006
                                                                                                         --------
                                                                                                            4,007
                                                                                                         --------
              Total Consumer Discretionary                                                                  4,007
                                                                                                         --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              CONSUMER STAPLES (0.3%)
              -----------------------
              BREWERS (0.3%)
$    1,000    Anheuser-Busch InBev Services, LLC                                1.86%(b)   8/01/2018     $  1,008
                                                                                                         --------
              ENERGY (1.5%)
              -------------
              INTEGRATED OIL & GAS (1.5%)
     3,495    BP Capital Markets plc                                            1.63       8/17/2017        3,495
     2,300    Shell International Finance B.V.                                  1.63(b)    5/11/2020        2,322
                                                                                                         --------
                                                                                                            5,817
                                                                                                         --------
              Total Energy                                                                                  5,817
                                                                                                         --------
              FINANCIALS (5.7%)
              -----------------
              DIVERSIFIED BANKS (5.2%)
     1,700    Bank of Nova Scotia                                               2.05       6/05/2019        1,705
     2,000    Barclays Bank plc(a)                                              6.05      12/04/2017        2,035
     1,000    ING Bank N.V.(a)                                                  1.84(b)   10/01/2019        1,005
     2,000    National Bank of Canada                                           1.76(b)    1/17/2020        2,007
     3,000    Royal Bank of Canada                                              1.88       2/05/2020        2,986
     2,000    Stadshypotek AB                                                   1.88      10/02/2019        1,998
     2,225    Standard Chartered Bank(a)                                        6.40       9/26/2017        2,249
     1,500    Svenska Handelsbanken AB                                          2.45(b)    3/30/2021        1,533
     2,000    Swedbank AB(a)                                                    1.75       3/12/2018        2,002
     2,000    Toronto Dominion Bank(a)                                          2.25       3/15/2021        1,999
                                                                                                         --------
                                                                                                           19,519
                                                                                                         --------
              PROPERTY & CASUALTY INSURANCE (0.5%)
     2,000    QBE Insurance Group Ltd.(a)                                       2.40       5/01/2018        2,002
                                                                                                         --------
              Total Financials                                                                             21,521
                                                                                                         --------
              INDUSTRIALS (2.2%)
              ------------------
              AEROSPACE & DEFENSE (0.6%)
     1,400    BAE Systems Holdings, Inc.(a)                                     6.38       6/01/2019        1,508
     1,000    BAE Systems Holdings, Inc.(a)                                     2.85      12/15/2020        1,015
                                                                                                         --------
                                                                                                            2,523
                                                                                                         --------
              INDUSTRIAL CONGLOMERATES (1.3%)
     5,000    Hutchison Whampoa International Ltd.(a)                           2.00      11/08/2017        5,007
                                                                                                         --------
              MARINE (0.3%)
     1,000    A.P. Moeller-Maersk A/S(a)                                        2.55       9/22/2019        1,007
                                                                                                         --------
              Total Industrials                                                                             8,537
                                                                                                         --------
              INFORMATION TECHNOLOGY (0.5%)
              -----------------------------
              ELECTRONIC MANUFACTURING SERVICES (0.5%)
     2,000    Tyco Electronics Group S                                          2.35       8/01/2019        2,012
                                                                                                         --------

================================================================================

10  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              MATERIALS (0.8%)
              ----------------
              DIVERSIFIED METALS & MINING (0.5%)
$    1,000    Glencore Funding, LLC(a)                                          2.52%(b)   1/15/2019     $  1,009
     1,000    Glencore Funding, LLC(a)                                          3.13       4/29/2019        1,014
                                                                                                         --------
                                                                                                            2,023
                                                                                                         --------
              STEEL (0.3%)
       500    ArcelorMittal                                                     6.13       6/01/2018          520
       500    ArcelorMittal                                                     5.13       6/01/2020          531
                                                                                                         --------
                                                                                                            1,051
                                                                                                         --------
              Total Materials                                                                               3,074
                                                                                                         --------
              REAL ESTATE (0.8%)
              ------------------
              REAL ESTATE SERVICES (0.5%)
     2,000    Prologis International Funding II(a)                              4.88       2/15/2020        2,083
                                                                                                         --------
              REITs - RETAIL (0.3%)
     1,000    Scentre Group Trust(a)                                            2.38      11/05/2019        1,003
                                                                                                         --------
              Total Real Estate                                                                             3,086
                                                                                                         --------
              Total Eurodollar and Yankee Obligations (cost: $48,905)                                      49,062
                                                                                                         --------

              ASSET-BACKED SECURITIES (11.7%)

              FINANCIALS (11.7%)
              ------------------
              ASSET-BACKED FINANCING (11.7%)
     2,600    AmeriCredit Automobile Receivables Trust                          3.13      10/08/2020        2,640
     1,000    ARI Fleet Lease Trust(a)                                          1.91       4/15/2026        1,000
     1,000    ARI Fleet Lease Trust(a)                                          2.28       4/15/2026        1,000
     1,000    Avis Budget Rental Car Funding AESOP, LLC(a)                      3.75       7/20/2020        1,007
     1,137    California Republic Auto Receivables Trust                        1.57      12/16/2019        1,137
     2,200    California Republic Auto Receivables Trust                        2.30      12/16/2019        2,211
     1,000    California Republic Auto Receivables Trust                        2.34       4/15/2020        1,006
     1,350    CarMax Auto Owner Trust                                           2.17      10/15/2020        1,356
       721    CIT Equipment Collateral(a)                                       1.50      10/21/2019          721
     1,295    CIT Equipment Collateral(a)                                       2.15       2/20/2020        1,294
     1,000    CNH Equipment Trust                                               1.61       5/17/2021        1,000
       201    Credit Acceptance Auto Loan Trust(a)                              1.88       3/15/2022          201
     1,675    Dell Equipment Finance Trust(a)                                   2.75       9/22/2020        1,681
       512    Enterprise Fleet Financing, LLC(a)                                1.05       3/20/2020          511
     2,000    Enterprise Fleet Financing, LLC(a)                                2.04       2/22/2022        1,993
     2,000    GE Capital Credit Card Master Note Trust                          1.36       8/17/2020        2,000
     1,000    Great America Leasing Receivables(a)                              2.06       6/22/2020        1,002
     1,000    Great America Leasing Receivables(a)                              2.36       1/20/2023        1,001
     1,500    Huntington Auto Trust "B"                                         1.95       6/15/2021        1,502

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
$    1,420    Huntington Auto Trust "C"                                         2.15%      6/15/2021     $  1,425
     2,000    Master Credit Card Trust "A"(a)                                   2.26       7/21/2021        2,017
       245    Prestige Auto Receivables Trust(a)                                1.52       4/15/2020          245
     2,000    Prestige Auto Receivables Trust(a)                                2.40       4/15/2021        2,009
     1,000    Prestige Auto Receivables Trust(a)                                3.05       4/15/2021        1,006
     2,526    Santander Drive Auto Receivables Trust                            2.91       4/15/2020        2,550
     1,000    Santander Drive Auto Receivables Trust                            2.74      12/15/2021        1,005
     2,000    Securitized Term Auto Receivables Trust(a)                        1.52       3/25/2020        1,992
     1,000    Securitized Term Auto Receivables Trust(a)                        1.89       8/25/2020        1,000
       893    TCF Auto Receivables Owner Trust(a)                               1.49      12/16/2019          893
     2,000    TCF Auto Receivables Owner Trust(a)                               2.55       4/15/2021        2,011
     1,000    Volvo Financial Equipment, LLC(a)                                 1.92       3/15/2021        1,001
       955    Wheels SPV, LLC(a)                                                1.59       5/20/2025          955
     2,000    Wheels SPV, LLC(a)                                                1.87       5/20/2025        1,990
                                                                                                         --------
                                                                                                           44,362
                                                                                                         --------
              Total Financials                                                                             44,362
                                                                                                         --------
              Total Asset-Backed Securities (cost: $44,284)                                                44,362
                                                                                                         --------

              COLLATERALIZED LOAN OBLIGATIONS (1.9%)

              FINANCIALS (1.9%)
              -----------------
     1,000    Annisa Ltd.(a)                                                    2.71(b)    7/20/2028        1,002
     1,814    Cent, LP(a)                                                       2.47(b)    1/30/2025        1,815
       959    Marine Park Ltd.(a)                                               2.46(b)    5/18/2023          961
     2,000    Neuberger Berman Ltd.(a)                                          2.61(b)    4/15/2026        2,001
       625    Palmer Square Ltd.(a)                                             2.15       5/15/2025          626
     1,000    Palmer Square Ltd.(a)                                             2.68       5/15/2025        1,000
                                                                                                         --------
              Total Financials                                                                              7,405
                                                                                                         --------
              Total Collateralized Loan Obligations (cost: $7,399)                                          7,405
                                                                                                         --------

              COMMERCIAL MORTGAGE SECURITIES (9.6%)

              FINANCIALS (9.6%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (9.3%)
     1,100    Banc of America Commercial Mortgage, Inc.                         6.47       2/10/2051        1,109
     2,000    Banc of America Commercial Mortgage, Inc.                         6.51       2/10/2051        2,028
     1,500    Banc of America Merrill Lynch Commercial
                Mortgage Securities Trust(a)                                    2.01       6/15/2028        1,502
     1,500    Banc of America Merrill Lynch Commercial
                Mortgage Securities Trust(a)                                    2.31       6/15/2028        1,491
       898    Barclays Commercial Mortgage Securities, LLC(a)                   2.27       2/15/2028          898
     2,000    Barclays Commercial Mortgage Securities, LLC(a)                   2.76       2/15/2028        1,982
     1,545    CGBAM Commercial Mortgage Trust                                   3.21       4/10/2028        1,565
     1,700    Commercial Mortgage Trust(a)                                      2.63       2/13/2032        1,707

================================================================================

12  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
$      946    Commercial Mortgage Trust                                         1.28%      8/10/2046     $    944
     2,800    FREMF Mortgage Trust(a)                                           5.54      12/25/2046        3,000
       836    Greenwich Capital Commercial Funding Corp.                        5.95       7/10/2038          835
       121    GS Mortgage Securities Trust                                      1.21       7/10/2046          121
     1,011    GS Mortgage Securities Trust                                      1.51       9/10/2047        1,007
     2,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                             2.06      10/15/2029        2,001
     3,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                             2.56      10/15/2029        3,004
       288    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                             2.91      12/15/2030          289
        20    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                                5.12       7/15/2041           20
       848    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                             3.62      11/15/2043          853
       854    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.(a)                                             4.39       2/15/2046          868
       996    LSTAR Commercial Mortgage Trust(a)                                2.42       3/10/2050        1,000
     1,584    Morgan Stanley-BAML Trust                                         1.55       8/15/2047        1,581
     3,375    SCG Trust(a)                                                      2.81      11/15/2026        3,351
     3,000    Wells Fargo Commercial Mortgage Trust(a)                          2.19       2/15/2027        2,997
     1,000    Wells Fargo Commercial Mortgage Trust(a)                          2.51       2/15/2027        1,005
                                                                                                         --------
                                                                                                           35,158
                                                                                                         --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
     8,438    Fannie Mae(d)                                                     2.17      12/25/2019          156
     4,549    Freddie Mac(d)                                                    3.00       1/25/2019          115
     5,507    Freddie Mac(d)                                                    1.00      11/25/2019          131
    27,540    GS Mortgage Securities Trust(a),(e)                               0.84       3/10/2044          551
    11,288    JPMBB Commercial Mortgage Securities Trust(e)                     1.33       4/15/2047          357
                                                                                                         --------
                                                                                                            1,310
                                                                                                         --------
              Total Financials                                                                             36,468
                                                                                                         --------
              Total Commercial Mortgage Securities (cost: $36,125)                                         36,468
                                                                                                         --------

              MUNICIPAL BONDS (1.8%)

              ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
     1,000    Indiana State Finance Auth.                                       1.20       5/01/2034(f)     1,000
                                                                                                         --------

              GENERAL OBLIGATION (0.8%)
     2,000    Clintondale Community School County of Macomb                     2.61       5/01/2021        2,024
     1,250    Town of Stratford                                                 2.49       8/15/2017        1,252
                                                                                                         --------
                                                                                                            3,276
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              NURSING/CCRC (0.3%)
$    1,000    Wisconsin Public Finance Auth. (LOC - Citizens
                Financial Group)                                                2.75%      6/01/2020     $    999
                                                                                                         --------
              SALES TAX (0.3%)
     1,000    Arizona School Facilities Board                                   2.08       9/01/2018        1,007
                                                                                                         --------
              TOLL ROADS (0.1%)
       500    Tampa-Hillsborough County Expressway Auth.                        1.79       7/01/2017          500
                                                                                                         --------
              Total Municipal Bonds (cost: $6,750)                                                          6,782
                                                                                                         --------
              Total Bonds (cost: $285,572)                                                                287,218
                                                                                                         --------

              MONEY MARKET INSTRUMENTS (25.1%)

              COMMERCIAL PAPER (8.6%)

              CONSUMER DISCRETIONARY (2.2%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (1.2%)
     2,000    Hyundai Capital America(a),(g)                                    1.40       7/11/2017        1,999
     1,000    Hyundai Capital America(a),(g)                                    1.34       7/12/2017        1,000
     1,500    Hyundai Capital America(a),(g)                                    1.40       7/24/2017        1,499
                                                                                                         --------
                                                                                                            4,498
                                                                                                         --------
              AUTOMOTIVE RETAIL (1.0%)
     2,000    Autozone, Inc.(a),(g)                                             1.25       7/07/2017        2,000
     2,000    Autozone, Inc.(a),(g)                                             1.35       7/13/2017        1,999
                                                                                                         --------
                                                                                                            3,999
                                                                                                         --------
              Total Consumer Discretionary                                                                  8,497
                                                                                                         --------
              FINANCIALS (4.9%)
              -----------------
              ASSET-BACKED FINANCING (4.9%)
     2,000    Gotham Funding Corp.(a),(g)                                       1.20       7/17/2017        1,999
     2,000    LMA Americas, LLC(a),(g)                                          1.20       7/21/2017        1,999
     1,000    LMA Americas, LLC(a),(g)                                          1.20       7/28/2017          999
     2,000    Manhattan Asset Funding Co.(a),(g)                                1.19       7/11/2017        1,999
     2,000    Manhattan Asset Funding Co.(a),(g)                                1.23       7/26/2017        1,998
     4,000    Ridgefield Funding Co., LLC(a),(g)                                1.08       7/07/2017        4,000
     2,300    Sheffield Receivables(a),(g)                                      1.20       7/10/2017        2,299
     2,000    Victory Receivables Corp.(a),(g)                                  1.06       7/05/2017        2,000
     1,500    Victory Receivables Corp.(a),(g)                                  1.16       7/11/2017        1,500
                                                                                                         --------
                                                                                                           18,793
                                                                                                         --------
              Total Financials                                                                             18,793
                                                                                                         --------
              MATERIALS (1.1%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
     1,000    LyondellBasell Investment, LLC(a),(g)                             1.15       7/06/2017        1,000
                                                                                                         --------

================================================================================

14  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              DIVERSIFIED CHEMICALS (0.8%)
$    2,000    E.I. du Pont de Nemours(a),(g)                                    1.35%      7/06/2017     $  2,000
     1,000    E.I. du Pont de Nemours(a),(g)                                    1.36       7/20/2017          999
                                                                                                         --------
                                                                                                            2,999
                                                                                                         --------
              Total Materials                                                                               3,999
                                                                                                         --------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     1,500    Pacific Gas & Electric(a),(g)                                     1.25       7/06/2017        1,500
                                                                                                         --------
              Total Commercial Paper                                                                       32,789
                                                                                                         --------

              VARIABLE-RATE DEMAND NOTES (13.8%)

              ENERGY (1.5%)
              -------------
              OIL & GAS REFINING & MARKETING (1.5%)
     3,800    Port of Port Arthur Navigation District                           1.35      11/01/2040        3,800
     1,700    Port of Port Arthur Navigation District                           1.35      11/01/2040        1,700
                                                                                                         --------
                                                                                                            5,500
                                                                                                         --------
              Total Energy                                                                                  5,500
                                                                                                         --------
              INDUSTRIALS (1.1%)
              ------------------
              AIRPORT SERVICES (1.1%)
     4,130    Metropolitan Nashville Airport Auth. (LOC -
                Regions Bank)                                                   2.12       4/01/2030        4,130
                                                                                                         --------
              MATERIALS (2.9%)
              ----------------
              DIVERSIFIED CHEMICALS (1.1%)
     4,000    Brazos Harbor IDC                                                 1.05      10/01/2036        4,000
                                                                                                         --------
              STEEL (1.8%)
     2,700    Blytheville                                                       1.10       6/01/2028        2,700
     4,325    Indiana Finance Auth. (LOC - Banco Bilbao
                Vizcaya Argentaria S.A.)                                        1.06       8/01/2030        4,325
                                                                                                         --------
                                                                                                            7,025
                                                                                                         --------
              Total Materials                                                                              11,025
                                                                                                         --------
              MUNICIPAL BONDS (4.2%)
              ----------------------
              APPROPRIATED DEBT (1.3%)
     5,015    Pittsburgh & Allegheny County Sports &
                Exhibition Auth. (INS) (LIQ)                                    1.32      11/01/2039        5,015
                                                                                                         --------
              EDUCATION (0.8%)
     3,000    Michigan State Finance Auth. (LOC - PNC
                Financial Services Group)                                       1.19       9/01/2050        3,000
                                                                                                         --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                                  MARKET
AMOUNT                                                                         COUPON                       VALUE
(000)         SECURITY                                                          RATE        MATURITY        (000)
-----------------------------------------------------------------------------------------------------------------
              ELECTRIC/GAS UTILITIES (1.3%)
$    5,000    Columbia IDB                                                      0.95%     12/01/2037     $  5,000
                                                                                                         --------
              MULTIFAMILY HOUSING (0.8%)
       915    Albany Housing Auth. (LOC - Citizens Financial
                Group)                                                          1.09      12/01/2025          915
     2,000    Nevada Housing Division (LOC - Federal Home
                Loan Bank of San Francisco)                                     0.96       4/15/2041        2,000
                                                                                                         --------
                                                                                                            2,915
                                                                                                         --------
              Total Municipal Bonds                                                                        15,930
                                                                                                         --------
              REAL ESTATE (1.0%)
              ------------------
              REAL ESTATE OPERATING COMPANIES (1.0%)
     3,800    MOBR-04, LLC (LOC - Compass Bank)                                 2.30       9/01/2024        3,800
                                                                                                         --------
              UTILITIES (3.1%)
              ----------------
              ELECTRIC UTILITIES (3.1%)
     5,000    Indiana Dev. Finance Auth.                                        1.08      12/01/2038        5,000
     6,900    Jacksonville                                                      0.95       5/01/2029        6,900
                                                                                                         --------
                                                                                                           11,900
                                                                                                         --------
              Total Utilities                                                                              11,900
                                                                                                         --------
              Total Variable-Rate Demand Notes                                                             52,285
                                                                                                         --------

-----------------------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------------
              GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)
10,182,441    State Street Institutional Treasury Money Market Fund
                Premier Class, 0.83%(h)                                                                    10,182
                                                                                                         --------
              Total Money Market Instruments (cost: $95,254)                                               95,256
                                                                                                         --------

              TOTAL INVESTMENTS (COST: $380,826)                                                         $382,474
                                                                                                         ========

================================================================================

16  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

-----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                           VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
ASSETS                                           LEVEL 1               LEVEL 2           LEVEL 3            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                          $     -              $143,139                $-         $143,139
  Eurodollar and Yankee Obligations                    -                49,062                 -           49,062
  Asset-Backed Securities                              -                44,362                 -           44,362
  Collateralized Loan Obligations                      -                 7,405                 -            7,405
  Commercial Mortgage Securities                       -                36,468                 -           36,468
  Municipal Bonds                                      -                 6,782                 -            6,782

Money Market Instruments:
  Commercial Paper                                     -                32,789                 -           32,789
  Variable-Rate Demand Notes                           -                52,285                 -           52,285
  Government & U.S. Treasury
    Money Market Funds                            10,182                     -                 -           10,182
-----------------------------------------------------------------------------------------------------------------
Total                                            $10,182              $372,292                $-         $382,474
=================================================================================================================

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through June 30, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1A to the financial statements.

   The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.9% of net assets at June 30, 2017.

o  CATEGORIES AND DEFINITIONS

   EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for

================================================================================

18  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

   COLLATERALIZED LOAN OBLIGATIONS (CLOs) - Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   IDB     Industrial Development Board
   IDC     Industrial Development Corp.
   REIT Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

   CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS) Principal and interest payments are insured by Assured Guaranty Municipal Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Financial Services Group.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

================================================================================

20  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

   (b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2017.

   (c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

   (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2017, was $908,000, which represented 0.2% of the Fund's net assets.

   (f) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   (g) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  21

================================================================================

        of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (h) Rate represents the money market fund annualized seven-day yield at June 30, 2017.

See accompanying notes to financial statements.

================================================================================

22  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $380,826)                          $382,474
   Cash                                                                                         39
   Receivables:
      Capital shares sold                                                                      218
      USAA Asset Management Company (Note 7C)                                                   10
      Interest                                                                               1,656
      Securities sold                                                                           27
                                                                                          --------
         Total assets                                                                      384,424
                                                                                          --------
LIABILITIES
   Payables:
      Securities purchased                                                                   4,032
      Capital shares redeemed                                                                  392
      Dividends on capital shares                                                               16
   Accrued management fees                                                                      75
   Accrued transfer agent's fees                                                                12
   Other accrued expenses and payables                                                          80
                                                                                          --------
          Total liabilities                                                                  4,607
                                                                                          --------
                Net assets applicable to capital shares outstanding                       $379,817
                                                                                          ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                        $382,581
   Undistributed net investment income                                                           1
   Accumulated net realized loss on investments                                             (4,413)
   Net unrealized appreciation of investments                                                1,648
                                                                                          --------
                Net assets applicable to capital shares outstanding                       $379,817
                                                                                          ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $370,776/37,115
           capital shares outstanding, no par value)                                      $   9.99
                                                                                          ========
      Institutional Shares (net assets of $3,958/396
           capital shares outstanding, no par value)                                      $   9.99
                                                                                          ========
      R6 Shares (net assets of $5,083/509
           capital shares outstanding, no par value)                                      $   9.99
                                                                                          ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                                          $3,940
                                                                                            ------
EXPENSES
   Management fees                                                                             455
   Administration and servicing fees:
      Fund Shares                                                                              275
      Institutional Shares                                                                       4
      R6 Shares*                                                                                 1
   Transfer agent's fees:
      Fund Shares                                                                              166
      Institutional Shares                                                                       4
   Custody and accounting fees:
      Fund Shares                                                                               64
      Institutional Shares                                                                       2
      R6 Shares*                                                                                 1
   Postage:
      Fund Shares                                                                               17
   Shareholder reporting fees:
      Fund Shares                                                                               12
   Trustees' fees                                                                               16
   Registration fees:
      Fund Shares                                                                               21
      Institutional Shares                                                                      11
      R6 Shares*                                                                                 9
   Professional fees                                                                            49
   Other                                                                                        11
                                                                                            ------
          Total expenses                                                                     1,118
   Expenses reimbursed:
       Institutional Shares                                                                     (7)
       R6 Shares*                                                                               (8)
                                                                                            ------
          Net expenses                                                                       1,103
                                                                                            ------
NET INVESTMENT INCOME                                                                        2,837
                                                                                            ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                                           188
   Change in net unrealized appreciation/(depreciation)                                        203
                                                                                            ------
          Net realized and unrealized gain                                                     391
                                                                                            ------
   Increase in net assets resulting from operations                                         $3,228
                                                                                            ======

*R6 Shares commenced operations on March 1, 2017.

See accompanying notes to financial statements.

================================================================================

24  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2017 (unaudited), and year ended December 31,
2016

--------------------------------------------------------------------------------------------------
                                                                         6/30/2017      12/31/2016
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                                  $  2,837        $  5,344
   Net realized gain (loss) on investments                                     188          (4,600)
   Change in net unrealized appreciation/(depreciation)
      of investments                                                           203           6,349
                                                                          ------------------------
      Increase in net assets resulting from operations                       3,228           7,093
                                                                          ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                           (2,749)         (5,094)
      Institutional Shares                                                     (59)           (250)
      R6 Shares*                                                               (28)              -
                                                                           ------------------------
          Total distributions of net investment income                      (2,836)         (5,344)
                                                                           ------------------------
   Net realized gains:
       Fund Shares                                                               -             (62)
       Institutional Shares                                                      -              (3)
       R6 Shares*                                                                -               -
                                                                          ------------------------
          Total distributions of net realized gains                              -             (65)
                                                                          ------------------------
       Distributions to shareholders                                        (2,836)         (5,409)
                                                                          ------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                              (1,759)        (56,447)
   Institutional Shares                                                    (14,761)         (3,820)
   R6 Shares*                                                                5,080               -
                                                                          ------------------------
          Total net decrease in net assets from
             capital share transactions                                    (11,440)        (60,267)
                                                                          ------------------------
   Net decrease in net assets                                              (11,048)        (58,583)

NET ASSETS
   Beginning of period                                                     390,865         449,448
                                                                          ------------------------
   End of period                                                          $379,817        $390,865
                                                                          ========================
Undistributed net investment income:
   End of period                                                          $      1        $      -
                                                                          ========================

*R6 Shares commenced operations on March 1, 2017.
See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Effective July 26, 2017, the USAA California Money Market Fund, USAA New York Money Market Fund, and the USAA Virginia Money Market Fund were liquidated. Additionally, the USAA Ultra Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the Fund, which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek high current income consistent with preservation of principal.

The Fund consists of three classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares), Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective March 1, 2017, a new share class designated Ultra Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance

================================================================================

26  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

       Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

    2. Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

    3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

    4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation

================================================================================

28  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

       systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities,

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2017, there were no custodian and other bank credits.

G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

30  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates, along with other funds of the Trust, in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to provide temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability (including usage of the facility by other funds of the Trust), the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR), plus 100.0 basis points.

The Funds are also assessed facility fees by CAPCO in the amount of 12.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2016, the maximum annual facility fee was 9.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

The Funds may request an optional increase of the committed loan agreement from $500 million up to $750 million. If the Funds increase the committed loan agreement, the assessed facility fee on the amount of the additional commitment will be 13.0 basis points.

For the six-month period ended June 30, 2017, the Fund paid CAPCO facility fees of $1,000, which represents 0.5% of the total fees paid to CAPCO by the Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2017.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined as of the Fund's tax year-end of December 31, 2017, in accordance with applicable federal tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal income tax.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

At December 31, 2016, the Fund had net capital loss carryforwards of $4,599,000, for federal income tax purposes as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

                            CAPITAL LOSS CARRYFORWARDS
                          --------------------------------
                                    TAX CHARACTER
                          --------------------------------
                          (NO EXPIRATION)         BALANCE
                          ---------------       ----------
                          Short-Term            $2,841,000
                          Long-Term              1,758,000
                                                ----------
                            Total               $4,599,000
                                                ==========

For the six-month period ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor the Fund's tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2017, were $71,665,000 and $92,164,000, respectively.

As of June 30, 2017, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as the cost reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2017, were $1,940,000 and $292,000, respectively, resulting in net unrealized appreciation of $1,648,000.

(5) SECURITIES LENDING

The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as

================================================================================

32  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments and Financial Statements while non-cash collateral is not included. For the six-month period ended June 30, 2017, the Fund had no securities on loan.

(6) CAPITAL SHARE TRANSACTIONS

At June 30, 2017, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds as well as other persons or legal entities that the Fund may approve from time to time. Capital share transactions for all classes were as follows, in thousands:

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

                                                SIX-MONTH PERIOD ENDED          YEAR ENDED
                                                     JUNE 30, 2017           DECEMBER 31, 2016
    ------------------------------------------------------------------------------------------
                                                SHARES      AMOUNT         SHARES      AMOUNT
                                                ----------------------------------------------
    FUND SHARES:
    Shares sold                                  6,304     $ 62,972         10,441   $ 104,079
    Shares issued from reinvested
      dividends                                    273        2,731            502       5,002
    Shares redeemed                             (6,754)     (67,462)       (16,607)   (165,528)
                                                ----------------------------------------------
    Net decrease from capital
      share transactions                          (177)    $ (1,759)        (5,664)  $ (56,447)
                                                ==============================================

    INSTITUTIONAL SHARES:
    Shares sold                                    395     $  3,950          1,069   $  10,671
    Shares issued from reinvested
      dividends                                      5           49             25         249
    Shares redeemed                             (1,878)     (18,760)        (1,478)    (14,740)
                                                ----------------------------------------------
    Net decrease from capital
      share transactions                        (1,478)    $(14,761)          (384)  $  (3,820)
                                                ==============================================

    R6 SHARES (COMMENCED ON
    MARCH 1, 2017):
    Shares sold                                    509     $  5,080              -   $       -
    Shares issued from reinvested
      dividends                                      -*           -*             -           -
    Shares redeemed                                  -*           -*             -           -
    Net increase from capital
      share transactions                           509     $  5,080              -   $       -

    *Represents less than 500 shares or $500.

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage

================================================================================

34  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    the day-to-day investment of the Fund's assets. For the six-month period ended June 30, 2017, the Fund had no subadviser(s).

    The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class' performance over the performance period to that of the Lipper Ultra Short Obligations Funds Index, which measures the performance of funds tracked by Lipper that invest at least 65% of their assets in investment-grade debt issues, or better, and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

    For the Fund Shares and Institutional Shares the performance period consists of the current month plus the previous 35 months. The performance period for the R6 Shares commenced on March 1, 2017, and includes the performance of the Fund Shares for periods prior to March 1, 2017. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                           ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                        (IN BASIS POINTS)(1)
    ------------------------------------------------------------------
    +/- 20 to 50                                +/- 4
    +/- 51 to 100                               +/- 5
    +/- 101 and greater                         +/- 6

    (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets are calculated over a rolling 36-month period.

    Each class' annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
    (366 in leap years).

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Ultra Short Obligations Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the six-month period ended June 30, 2017, the Fund incurred total management fees, paid or payable to the Manager, of $455,000, which included a less than 0.01% performance adjustment for the R6 Shares of less than $500. For the six-month period ended June 30, 2017, the Fund Shares and Institutional Shares did not incur any performance adjustment.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, 0.10% of average net assets of the Institutional Shares, and 0.05% of average net assets of the R6 Shares. For the six-month period ended June 30, 2017 (and for the period from March 1, 2017, to June 30, 2017, for the R6 Shares), the Fund Shares, Institutional Shares, and R6 Shares incurred administration and servicing fees, paid or payable to the Manager, of $275,000, $4,000, and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2017, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's Statement of Operations.

C. EXPENSE LIMITATION - The Manager agreed, through April 30, 2018, to limit the total annual operating expenses of the Institutional Shares and R6 Shares to 0.55% and 0.39%, respectively, of their average net assets,

================================================================================

36  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

    excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Institutional Shares and R6 Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through April 30, 2018, without approval of the Board, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2017, (and for the period from March 1, 2017, to June 30, 2017, for the R6 Shares), the Fund incurred reimbursable expenses from the Manager for the Institutional Shares and R6 Shares of $7,000 and $8,000, respectively, of which $10,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' and 0.01% of the R6 Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2017 (and for the period from March 1, 2017, to June 30, 2017, for the R6 Shares), the Fund Shares, Institutional Shares, and R6 Shares incurred transfer agent's fees, paid or payable to SAS, of $166,000, $4,000, and less than $500, respectively.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no fee or other compensation for these services.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June, 30, 2017, USAA and its affiliates owned 501,000 R6 Shares, which

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

represents 98.4% of the R6 Shares outstanding, and 1.3% of the Fund's total outstanding shares.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) UPCOMING REGULATORY MATTERS

In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, INVESTMENT COMPANY REPORTING MODERNIZATION. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, INVESTMENT COMPANY LIQUIDITY RISK MANAGEMENT PROGRAMS. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, INVESTMENT COMPANY SWING PRICING. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for new forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018, new forms N-PORT and N-CEN compliance date.

================================================================================

38  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                               JUNE 30,                             YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------------
                                 2017           2016            2015           2014        2013           2012
                             ---------------------------------------------------------------------------------
Net asset value at
 beginning of period         $   9.98       $   9.94        $  10.07       $  10.10    $  10.12       $   9.98
                             ---------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .07            .13             .13            .13         .14            .16
 Net realized and
  unrealized gain (loss)          .01            .04            (.13)          (.02)       (.01)           .15
                             ---------------------------------------------------------------------------------
Total from investment
 operations                       .08            .17            (.00)(a)        .11         .13            .31
                             ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.07)          (.13)           (.13)          (.13)       (.14)          (.16)
 Realized capital gains             -           (.00)(a)        (.00)(a)       (.01)       (.01)          (.01)
                             ---------------------------------------------------------------------------------
Total distributions              (.07)          (.13)           (.13)          (.14)       (.15)          (.17)
                             ---------------------------------------------------------------------------------
Net asset value at
 end of period               $   9.99       $   9.98        $   9.94       $  10.07    $  10.10       $  10.12
                             =================================================================================
Total return (%)*                 .85           1.73             .01           1.05        1.22           3.13
Net assets at
 end of period (000)         $370,776       $372,155        $426,994       $470,933    $492,875       $417,623
Ratios to average
 net assets:**
 Expenses (%)(b)                  .58(c)         .61             .59            .58         .58            .58(d)
 Expenses, excluding
  reimbursements (%)(b)           .58(c)         .61             .59            .58         .58            .59
 Net investment income (%)       1.50(c)        1.30            1.28           1.27        1.34           1.62
Portfolio turnover (%)             25             28              20             31          39             28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $369,797,000.
(a) Represents less than $0.01 per share.
(b) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                    -              -               -              -        (.00%)         (.00%)
    (+)Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund Shares to 0.60% of the Fund Shares' average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                              PERIOD ENDED                                                    PERIOD ENDED
                                JUNE 30,                    YEAR ENDED DECEMBER 31,           DECEMBER 31,
                              ----------------------------------------------------------------------------
                                2017               2016            2015          2014            2013***
                              ----------------------------------------------------------------------------
Net asset value at
 beginning of period          $ 9.98            $  9.94         $ 10.07       $ 10.10         $ 10.08
                              -----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income           .07                .13             .13           .13             .06
 Net realized and
  unrealized gain (loss)         .01                .04            (.13)         (.02)            .03
                              -----------------------------------------------------------------------
Total from investment
 operations                      .08                .17             .00(a)        .11             .09
                              -----------------------------------------------------------------------
Less distributions from:
 Net investment income          (.07)              (.13)           (.13)         (.13)           (.06)
                                                   (.00)(a)        (.00)(a)
 Realized capital gains            -                                             (.01)           (.01)
                              -----------------------------------------------------------------------
Total distributions             (.07)              (.13)           (.13)         (.14)           (.07)
                              -----------------------------------------------------------------------
Net asset value at
 end of period                $ 9.99            $  9.98         $  9.94       $ 10.07         $ 10.10
                              =======================================================================
Total return (%)*                .76               1.69             .04          1.10             .81
Net asset at
 end of period (000)          $3,958            $18,710         $22,454       $69,297         $53,457
Ratios to average
 net assets:**
 Expenses (%)(c)                 .69(b),(d)         .66             .57           .53             .56(b)
 Expenses, excluding
   reimbursements (%)(c)         .85(b)             .66             .57           .53             .56(b)
 Net investment income (%)      1.38(b)            1.25            1.32          1.33            1.19(b)
Portfolio turnover (%)            25                 28              20            31              39

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the
    Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2017, average net assets were
    $8,685,000.
*** Institutional Shares commenced operations on July 12, 2013.
(a) Represents less than $0.01 per share.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total annual operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares'
    expenses paid indirectly decreased the expense ratios as follows:
                                   -                  -               -             -            (.00%)
    (+)Represents less than 0.01% of average net assets.
(d) Effective May, 1, 2017, the Manager has voluntarily agreed to limit the annual expenses of the Institutional Shares to 0.55% of the Institutional
    Shares' average net assets.

================================================================================

40  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) - R6 SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                           PERIOD ENDED
                                                                                             JUNE 30,
                                                                                           ------------
                                                                                               2017***
                                                                                           ------------
Net asset value at beginning of period                                                       $ 9.98
                                                                                             ------
Income from investment operations:
 Net investment income                                                                          .06
 Net realized and unrealized gain                                                               .01
                                                                                             ------
Total from investment operations                                                                .07
                                                                                             ------
Less distributions from:
 Net investment income                                                                         (.06)
                                                                                             ------
Net asset value at end of period                                                             $ 9.99
                                                                                             ======

Total return (%)*                                                                               .66
Net assets at end of period (000)                                                            $5,083
Ratios to average net assets:**
 Expenses (%)(a)                                                                                .39
 Expenses, excluding reimbursements (%)(a)                                                      .90
 Net investment income (%)(a)                                                                  1.69
Portfolio turnover (%)                                                                           25

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the period ended June 30, 2017, average net assets were $5,033,000.
*** R6 Shares commenced operations on March 1, 2017.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

June 30, 2017 (unaudited)
--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2017, through June 30, 2017, for the Fund Shares and Institutional Shares and the period of March 1, 2017, through June 30, 2017, for the R6 Shares.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

42  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                      EXPENSES PAID
                                          BEGINNING               ENDING              DURING PERIOD*
                                         ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2017 -
                                        JANUARY 1, 2017        JUNE 30, 2017           JUNE 30, 2017
                                        --------------------------------------------------------------
FUND SHARES
Actual                                     $1,000.00             $1,008.50                 $2.89

Hypothetical
  (5% return before expenses)               1,000.00              1,021.92                  2.91

INSTITUTIONAL SHARES
Actual                                      1,000.00              1,007.60                  3.43

Hypothetical
  (5% return before expenses)               1,000.00              1,021.37                  3.46

R6 SHARES**
Actual                                      1,000.00              1,006.60                  4.03

Hypothetical
  (5% return before expenses)               1,000.00               1,021.17                  4.08

 *Expenses are equal to the annualized expense ratio of 0.58% for Fund Shares, 0.69% for Institutional Shares, and 0.39% for R6 Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days for Fund Shares and Institutional Shares (to reflect the one-half-year period) or 121 days/365 days for the R6 Shares (to reflect the current period beginning with the R6 Shares' inception date). The Fund's actual ending account values are based on its actual total returns of 0.85% for Fund Shares and 0.76% for Institutional Shares, for the six-month period of January 1, 2017, through June 30, 2017, and 0.66% for R6 Shares for the period of March 1, 2017, through June 30, 2017.

**R6 Shares commenced operations on March 1, 2017.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

ADVISORY AGREEMENT(S)

June 30, 2017 (unaudited)

--------------------------------------------------------------------------------

At an in-person meeting of the Board of Trustees (the Board) held on April 18, 2017, the Board, including the Trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel retained by the Independent Trustees (Independent Counsel) and received materials from such Independent Counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with Independent Counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the

================================================================================

44  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, fees and total expenses as compared to comparable investment companies, and the Manager's profitability with respect to the Fund. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by Independent Counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES - In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, shareholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of the Manager's duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional

================================================================================

                                                     ADVISORY AGREEMENT(S) |  45

================================================================================

experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE - In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies with the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any performance adjustment - was above the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were equal to the median of its expense group and below the median of its expense

================================================================================

46  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

universe. The Board took into account management's discussion of the Fund's expenses. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of services received by the Fund from the Manager. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2016. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one- and three-year periods ended December 31, 2016 and was in the top 15% of its performance universe for the five-year period ended December 31, 2016.

COMPENSATION AND PROFITABILITY - The Board took into consideration the level and method of computing the Fund's management fee. The information considered by the Board included operating profit margin for the Manager's business as a whole. The Board also considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the

================================================================================

                                                     ADVISORY AGREEMENT(S) |  47

================================================================================

Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE - The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS - The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment strategy and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

48  | USAA ULTRA SHORT-TERM BOND FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Jefferson C. Boyce
                                     Dawn M. Hawley
                                     Paul L. McNamara
                                     Richard Y. Newton III
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1700
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select your mutual fund
AT USAA.COM                          account and either click the link or
                                     select 'I want to...' and select
OR CALL                              the desired action.
(800) 531-USAA (8722)
(210) 531-8722
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722) or (210) 531-8722;
(ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

                                                                  --------------
      USAA                                                           PRSRT STD
      9800 Fredericksburg Road                                     U.S. Postage
      San Antonio, TX 78288                                            PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       We know what it means to serve.(R)

   =============================================================================
   94422-0817                                (C)2017, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2017

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:      08/31/2017
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      08/31/2017
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/25/2017
         ------------------------------

*Print the name and title of each signing officer under his or her signature.